                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3218

             RIVERSOURCE VARIABLE PORTFOLIO INVESTMENT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 9/30

                               PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE VARIABLE PORTFOLIO FUNDS

                               AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Balanced Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (62.8%)
ISSUER                                            SHARES                     VALUE(A)
AEROSPACE & DEFENSE (3.0%)
Boeing                                               81,168                $8,521,828
DRS Technologies                                     34,992                 1,928,759
General Dynamics                                     32,662                 2,758,959
Goodrich                                            120,716                 8,236,453
Honeywell Intl                                      200,621                11,930,931
L-3 Communications Holdings                          38,491                 3,931,471
Lockheed Martin                                      75,079                 8,145,321
Northrop Grumman                                     59,264                 4,622,592
United Technologies                                  70,101                 5,641,728
                                                                      ---------------
Total                                                                      55,718,042
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
BMW                                                  20,388(c)              1,314,893
Fiat                                                 45,100(c)              1,363,976
                                                                      ---------------
Total                                                                       2,678,869
-------------------------------------------------------------------------------------

BEVERAGES (0.7%)
Coca-Cola                                           108,482                 6,234,460
Constellation Brands Cl A                            24,148(b)                584,623
PepsiCo                                              80,387                 5,889,152
                                                                      ---------------
Total                                                                      12,708,235
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.1%)
Amgen                                                23,118(b)              1,307,785
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Masco                                               127,710                 2,959,041
-------------------------------------------------------------------------------------

CAPITAL MARKETS (3.2%)
Apollo Mgmt LP                                      128,000(b,j)            3,232,000
Bank of New York Mellon                             144,220                 6,365,871
Bear Stearns Companies                               15,785                 1,938,556
Franklin Resources                                    9,679                 1,234,073
Goldman Sachs Group                                  25,354                 5,495,226
KKR Private Equity Investors LP Unit                 87,970                 1,715,415
Lehman Brothers Holdings                            202,111                12,476,311
Merrill Lynch & Co                                  161,408                11,505,162
Morgan Stanley                                      146,744                 9,244,872

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
CAPITAL MARKETS (CONT.)
Oaktree Capital Group LLC Cl A Unit                  58,000(b,d,j)         $2,146,000
State Street                                         28,361                 1,933,086
T Rowe Price Group                                   38,530                 2,145,736
                                                                      ---------------
Total                                                                      59,432,308
-------------------------------------------------------------------------------------

CHEMICALS (0.9%)
Ashland                                              19,099                 1,149,951
Dow Chemical                                        208,533                 8,979,430
Eastman Chemical                                     37,172                 2,480,488
EI du Pont de Nemours & Co                           97,951                 4,854,452
                                                                      ---------------
Total                                                                      17,464,321
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.9%)
Fifth Third Bancorp                                  32,687                 1,107,436
PNC Financial Services Group                         61,284                 4,173,440
US Bancorp                                          195,841                 6,370,708
Wachovia                                            273,685                13,725,303
Wells Fargo & Co                                    300,454                10,702,171
                                                                      ---------------
Total                                                                      36,079,058
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                       19,043(n)              1,085,832
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.2%)
Avaya                                                92,585(b)              1,570,242
Cisco Systems                                       209,330(b)              6,930,916
Motorola                                            213,524                 3,956,600
Nokia ADR                                            75,013(c)              2,845,243
QUALCOMM                                             46,313                 1,957,187
Telefonaktiebolaget LM Ericsson ADR                 129,471(c)              5,152,946
                                                                      ---------------
Total                                                                      22,413,134
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
Dell                                                 52,932(b)              1,460,923
Hewlett-Packard                                     206,535                10,283,378
IBM                                                  94,360                11,115,608
SanDisk                                              45,378(b)              2,500,328
                                                                      ---------------
Total                                                                      25,360,237
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                13,156                $1,894,201
KBR                                                  53,591(b,n)            2,077,723
                                                                      ---------------
Total                                                                       3,971,924
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.0%)
American Express                                     92,224                 5,475,339
Capital One Financial                               177,116                11,765,816
Discover Financial Services                          89,685(b)              1,865,448
                                                                      ---------------
Total                                                                      19,106,603
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Temple-Inland                                        22,143                 1,165,386
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.7%)
Bank of America                                     876,438                44,058,538
Citigroup                                           873,363(n)             40,759,851
JPMorgan Chase & Co                                 530,705                24,316,903
                                                                      ---------------
Total                                                                     109,135,292
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
AT&T                                                705,578                29,853,005
Citizens Communications                             111,087                 1,590,766
Deutsche Telekom                                    139,001(c)              2,731,219
Verizon Communications                              553,075                24,490,161
Windstream                                          108,869                 1,537,230
                                                                      ---------------
Total                                                                      60,202,381
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.7%)
Entergy                                              74,587                 8,077,026
Exelon                                              126,385                 9,524,374
FPL Group                                            30,846                 1,877,904
Pinnacle West Capital                                25,943                 1,025,008
PPL                                                  62,749                 2,905,279
Southern                                            226,999                 8,235,524
                                                                      ---------------
Total                                                                      31,645,115
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                     93,198                 4,959,998
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Tyco Electronics                                     48,969                 1,734,954
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

ENERGY EQUIPMENT & SERVICES (0.7%)
GlobalSantaFe                                        17,323                $1,316,894
Halliburton                                          72,379                 2,779,354
Natl Oilwell Varco                                   20,526(b)              2,966,007
Pride Intl                                           47,738(b)              1,744,824
Transocean                                           17,943(b)              2,028,456
Weatherford Intl                                     44,849(b)              3,012,956
                                                                      ---------------
Total                                                                      13,848,491
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.6%)
CVS Caremark                                        113,061                 4,480,607
Safeway                                              19,074                   631,540
Wal-Mart Stores                                     135,749                 5,925,444
                                                                      ---------------
Total                                                                      11,037,591
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.9%)
Campbell Soup                                        68,795                 2,545,415
General Mills                                        47,356                 2,747,122
Kellogg                                             105,947                 5,933,032
Kraft Foods Cl A                                    137,538                 4,746,436
                                                                      ---------------
Total                                                                      15,972,005
-------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
ONEOK                                                73,148                 3,467,215
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Bausch & Lomb                                        19,199                 1,228,736
Boston Scientific                                   467,776(b)              6,525,475
Covidien                                             48,969(b,c)            2,032,193
                                                                      ---------------
Total                                                                       9,786,404
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.8%)
Aetna                                                83,478                 4,530,351
Cardinal Health                                      44,953                 2,810,911
CIGNA                                                67,516                 3,597,928
McKesson                                             27,228                 1,600,734
UnitedHealth Group                                   45,470                 2,202,112
                                                                      ---------------
Total                                                                      14,742,036
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.8%)
Intl Game Technology                                 51,097                 2,202,281
Marriott Intl Cl A                                   70,512                 3,065,157
McDonald's                                          122,101                 6,650,840
Pinnacle Entertainment                               54,922(b)              1,495,526
Yum! Brands                                          36,785                 1,244,437
                                                                      ---------------
Total                                                                      14,658,241
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Centex                                               44,613                 1,185,367
DR Horton                                           218,142                 2,794,400
Harman Intl Inds                                     21,841                 1,889,683
Hovnanian Enterprises Cl A                          233,534(b,o)            2,589,892
Lennar Cl A                                          40,943                   927,359
Standard-Pacific                                     91,571(o)                502,725
                                                                      ---------------
Total                                                                       9,889,426
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
Colgate-Palmolive                                    79,949                 5,701,963
Procter & Gamble                                    125,379                 8,819,159
                                                                      ---------------
Total                                                                      14,521,122
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

INDUSTRIAL CONGLOMERATES (1.8%)
3M                                                   22,606                $2,115,469
General Electric                                    679,451                28,129,272
Tyco Intl                                            65,285(c)              2,894,737
                                                                      ---------------
Total                                                                      33,139,478
-------------------------------------------------------------------------------------

INSURANCE (4.5%)
ACE                                                 180,012(c)             10,903,327
AFLAC                                               124,858                 7,121,900
American Intl Group                                 351,354                23,769,097
Aon                                                  32,937                 1,475,907
Arch Capital Group                                   22,433(b,c)            1,669,240
Chubb                                                73,572                 3,946,402
Endurance Specialty Holdings                         37,694(c)              1,566,186
Hartford Financial Services Group                   174,589                16,158,212
MetLife                                              60,467                 4,216,364
Prudential Financial                                132,859                12,964,381
XL Capital Cl A                                      28,446(c)              2,252,923
                                                                      ---------------
Total                                                                      86,043,939
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Liberty Media -- Interactive Cl A                    85,132(b,i)            1,635,386
-------------------------------------------------------------------------------------

IT SERVICES (0.5%)
Affiliated Computer Services Cl A                    86,060(b)              4,323,654
Automatic Data Processing                            64,199                 2,948,660
Electronic Data Systems                              66,888                 1,460,834
HCL Technologies                                     84,007(c)                635,018
                                                                      ---------------
Total                                                                       9,368,166
-------------------------------------------------------------------------------------

MACHINERY (1.3%)
Caterpillar                                          63,844                 5,007,285
Deere & Co                                           44,643                 6,625,914
Flowserve                                            60,727                 4,626,183
Ingersoll-Rand Cl A                                  35,647(c)              1,941,692
ITT                                                  18,628                 1,265,400
Parker Hannifin                                      47,614                 5,324,674
                                                                      ---------------
Total                                                                      24,791,148
-------------------------------------------------------------------------------------

MEDIA (3.1%)
Comcast Cl A                                        265,295(b)              6,414,833
Comcast Special Cl A                                171,568(b)              4,110,769
EchoStar Communications Cl A                         29,082(b)              1,361,328
News Corp Cl A                                      506,190                11,131,118
Time Warner                                         635,944                11,675,931
Viacom Cl B                                          94,276(b)              3,673,936
Virgin Media                                        394,178                 9,566,700
Vivendi                                             144,840(c)              6,113,214
Walt Disney                                         196,928                 6,772,354
                                                                      ---------------
Total                                                                      60,820,183
-------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Alcan                                                21,634(c)              2,165,131
Alcoa                                               112,628                 4,406,007
                                                                      ---------------
Total                                                                       6,571,138
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

MULTILINE RETAIL (0.6%)
JC Penney                                            70,428                $4,463,022
Macy's                                               48,924                 1,581,224
Target                                               69,987                 4,449,074
                                                                      ---------------
Total                                                                      10,493,320
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Dominion Resources                                   51,501                 4,341,535
Xcel Energy                                         157,443                 3,391,322
                                                                      ---------------
Total                                                                       7,732,857
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.8%)
Anadarko Petroleum                                   24,428                 1,313,005
BP ADR                                               91,112(c)              6,318,617
Chesapeake Energy                                    35,749                 1,260,510
Chevron                                             345,263                32,309,711
ConocoPhillips                                      271,470                23,826,922
Devon Energy                                         58,593                 4,874,938
Exxon Mobil                                         684,463                63,353,894
Royal Dutch Shell ADR                                30,645(c)              2,518,406
Total                                               130,697(c)             10,626,303
Valero Energy                                         8,933                   600,119
XTO Energy                                           21,232                 1,312,987
                                                                      ---------------
Total                                                                     148,315,412
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
Bowater                                             174,564(o)              2,604,495
Crown Paper Escrow                                1,000,000(b)                      1
Intl Paper                                          113,402                 4,067,729
Weyerhaeuser                                         53,435                 3,863,351
                                                                      ---------------
Total                                                                      10,535,576
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                                       145,406                 5,457,087
Herbalife                                            29,119(c)              1,323,750
                                                                      ---------------
Total                                                                       6,780,837
-------------------------------------------------------------------------------------

PHARMACEUTICALS (4.1%)
Bristol-Myers Squibb                                362,863                10,457,712
Eli Lilly & Co                                       52,829                 3,007,555
Johnson & Johnson                                    81,347                 5,344,498
Merck & Co                                          266,082                13,753,779
Novartis ADR                                         43,888(c)              2,412,084
Pfizer                                            1,251,794                30,581,326
Schering-Plough                                     199,910                 6,323,153
Wyeth                                               140,163                 6,244,262
                                                                      ---------------
Total                                                                      78,124,369
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Annaly Capital Management                           124,731                 1,986,965
Apartment Investment & Management Cl A               47,521                 2,144,623
                                                                      ---------------
Total                                                                       4,131,588
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.0%)
Atmel                                               640,279(b)              3,303,840
Cypress Semiconductor                                84,401(b)              2,465,353
Intel                                               261,076                 6,751,426
LSI                                                 254,015(b)              1,884,791

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Balanced Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Spansion Cl A                                       487,687(b)             $4,120,955
Texas Instruments                                    22,910                   838,277
United Microelectronics ADR                          84,705(c)                304,091
                                                                      ---------------
Total                                                                      19,668,733
-------------------------------------------------------------------------------------

SOFTWARE (0.7%)
ACI Worldwide                                        20,877(b)                466,601
BEA Systems                                         108,355(b)              1,502,884
Microsoft                                           243,992                 7,188,005
Oracle                                              114,893(b)              2,487,433
Quest Software                                       41,259(b)                708,004
                                                                      ---------------
Total                                                                      12,352,927
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Gap                                                  69,496                 1,281,506
Home Depot                                           68,286                 2,215,198
Limited Brands                                       47,733(n)              1,092,608
Lowe's Companies                                    165,012                 4,623,637
Penske Automotive Group                              30,358                   614,446
TJX Companies                                       100,278                 2,915,081
                                                                      ---------------
Total                                                                      12,742,476
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.7%)
Countrywide Financial                               598,126                11,370,376
Fannie Mae                                          163,519                 9,943,590
Freddie Mac                                         169,296                 9,990,157
                                                                      ---------------
Total                                                                      31,304,123
-------------------------------------------------------------------------------------

TOBACCO (0.9%)
Altria Group                                        236,701                16,457,821
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.1%)
ALLTEL                                               91,149                 6,351,262
Sprint Nextel                                       455,378                 8,652,182
Vodafone Group ADR                                  154,096(c)              5,593,685
                                                                      ---------------
Total                                                                      20,597,129
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $936,443,082)                                                   $1,178,657,652
-------------------------------------------------------------------------------------

PREFERRED STOCKS (--%)
ISSUER                                            SHARES                   VALUE(A)
ION Media Networks Series B                              --(b)                  $89
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $49)                                                                     $89
-----------------------------------------------------------------------------------

BONDS (36.6%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
FOREIGN AGENCIES (--%)
Pemex Project Funding Master Trust
  06-15-35                           6.63%         $295,000(c)             $303,990
-----------------------------------------------------------------------------------

SOVEREIGN (0.1%)(c)
Republic of Argentina
  09-12-13                           7.00           186,000                 162,285

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
SOVEREIGN (CONT.)
Republic of Colombia
  01-27-17                           7.38%         $162,000                $176,175
Republic of Indonesia
  10-12-35                           8.50           135,000(d)              159,300
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                          10.25      1,670,000,000                191,354
Republic of Philippines
  01-14-31                           7.75           100,000                 110,750
Republic of Turkey
  09-26-16                           7.00           100,000                 101,875
  04-03-18                           6.75           188,000(e)              187,461
  03-17-36                           6.88           170,000                 162,138
Republic of Uruguay
  05-17-17                           9.25           146,000                 173,010
Republic of Venezuela
  10-08-14                           8.50           154,000                 154,385
                                                                    ---------------
Total                                                                     1,578,733
-----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (4.7%)
Federal Farm Credit Bank
  10-10-08                           4.25         3,480,000               3,470,277
  10-17-12                           4.50         4,040,000               4,018,911
Federal Home Loan Bank
  02-08-08                           4.63           745,000                 744,151
  10-22-10                           4.38         2,930,000               2,916,670
Federal Home Loan Mtge Corp
  03-15-31                           6.75         3,170,000               3,797,333
  04-16-37                           6.00        10,455,000              10,526,157
Federal Natl Mtge Assn
  02-16-12                           5.00         7,740,000               7,856,990
  05-18-12                           4.88         9,510,000               9,609,950
  01-15-30                           7.13         5,845,000               7,251,073
  11-15-30                           6.63         3,465,000               4,082,858
  07-15-37                           5.63         3,425,000               3,555,904
U.S. Treasury
  08-31-12                           4.13           390,000                 388,416
  09-30-12                           4.25         7,225,000(e)            7,231,206
  08-15-17                           4.75         2,245,000               2,275,168
  02-15-26                           6.00         6,130,000(n)            6,942,225
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00        14,700,644(g)           14,489,193
                                                                    ---------------
Total                                                                    89,156,482
-----------------------------------------------------------------------------------

ASSET-BACKED (1.3%)
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84         1,000,000               1,000,000
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.86         2,325,000(d,h)          2,305,159
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15           625,000(d)              627,295
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75           550,000                 551,958
Citibank Credit Card Issuance Trust
 Series 2003-A3 Cl A3
  03-10-10                           3.10         2,450,000               2,427,628

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Citibank Credit Card Issuance Trust
 Series 2007-A8 Cl A8
  09-20-19                           5.65%       $1,775,000              $1,758,723
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62         3,925,000(k)              314,000
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.92         1,365,000               1,295,213
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
  10-25-46                           5.69         1,150,000               1,134,266
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           5.39           584,965(h)              569,851
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.29         2,000,000(h)            1,981,250
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78         2,375,000(d,m)          2,389,457
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85           600,000(d,m)            595,203
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.89         2,325,000(k)              484,867
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88         3,400,000(k)              872,882
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90         1,450,000(k)              403,332
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                           4.49            30,015                  30,015
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57         1,220,000               1,208,447
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31           340,000                 270,713
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66           225,000                 180,262
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01           325,000                 254,361
Residential Asset Securities
 Series 2006-KS1 Cl A2
  01-25-31                           5.27         2,595,000(h)            2,578,377

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
SBA CMBS Trust
Series 2006-1A Cl B
  11-15-36                           5.45%       $1,050,000(d)           $1,046,514
                                                                    ---------------
Total                                                                    24,279,773
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (4.8%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           4.87         1,250,000               1,245,906
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45         2,875,000               2,825,115
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                           4.00         2,100,629               2,047,861
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47         1,525,000               1,494,912
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68         3,025,000               3,086,780
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15           875,216(d)              867,028
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43           650,000                 637,322
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.70         2,600,000               2,609,599
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23           775,000                 771,084
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03         2,247,219               2,299,152
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           6.07           600,000(d,h)            592,914
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           5.82         2,850,000               2,904,348
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           5.93         2,475,000(d,h)          2,473,357
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66         1,350,000               1,367,371
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.72         1,300,000               1,314,315
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18         1,950,000               1,997,897
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60           850,000                 817,485

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
  08-25-12                           4.72%         $285,527                $280,197
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77         2,650,000(d)            2,639,724
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88           775,000                 770,419
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                           5.44         4,750,000               4,693,942
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96         1,500,000               1,495,309
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           6.65         1,700,000(d,h)          1,661,482
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                           5.80         2,750,000               2,780,861
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.80         1,050,000               1,045,443
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13         1,413,171               1,382,637
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97           945,981                 930,191
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77         1,675,000               1,622,144
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18         1,000,000                 983,927
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48         2,229,130               2,191,132
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.18         1,150,000               1,122,097
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48         1,150,000               1,145,926
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49         1,800,000               1,800,967
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79         1,150,000               1,161,316
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20           925,000(d)              887,330
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42         3,650,000               3,568,158

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
  09-15-31                           4.85%       $1,000,000                $983,675
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97         1,250,000               1,198,825
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93         1,975,000               1,952,702
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86         1,075,000               1,098,592
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37         1,100,000               1,076,070
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42         1,250,000               1,224,512
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34         1,175,000               1,163,869
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59         1,250,000               1,226,025
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80           850,000                 866,926
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  07-11-17                           5.88         1,250,000               1,285,050
TIAA Retail Commercial Trust
 Series 2007-C4 Cl A3
  08-15-39                           6.10         1,950,000(c)            1,988,373
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08         3,700,000(d)            3,620,180
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94         1,100,000               1,061,283
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09         1,250,000               1,232,657
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77         2,775,000               2,786,588
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73         1,250,000               1,246,218
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31         2,050,000               2,009,814
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                           5.51         4,075,000               4,007,775
                                                                    ---------------
Total                                                                    91,544,782
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 4 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

MORTGAGE-BACKED (17.0%)(f,t)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69%       $1,988,461(l)           $2,001,028
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.94         2,267,445(l)            2,269,101
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19         1,798,825(l)            1,831,638
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00         1,379,083               1,353,680
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75           972,516                 938,782
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00         4,600,345               4,547,095
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25           221,224(d)              207,951
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.89         1,587,875(l)            1,593,877
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.10         1,575,000(d,l)          1,510,861
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                           6.00         3,034,971(l)            2,972,374
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
  06-25-35                           6.50         2,002,798               2,031,588
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73         1,450,753(k)              243,422
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75           934,117                 901,715
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50         1,492,903               1,506,337

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50%       $1,508,026              $1,521,590
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50         2,575,196               2,587,332
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50         1,369,265               1,426,299
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50           952,655                 954,776
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00         2,336,654               2,351,552
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00         2,500,733               2,458,156
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00         1,700,000               1,725,738
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00         3,130,489               3,157,192
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00         1,658,173(d)            1,750,832
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.36         1,608,972(l)            1,602,166
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50         4,456,896               4,396,310
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                           6.00         2,317,208(l)            2,276,475
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           4.58        10,728,430(k)               97,226
Federal Home Loan Mtge Corp
  10-01-37                           6.00         4,500,000(e)            4,504,230
  10-01-37                           6.50         7,500,000(e)            7,633,590
Federal Home Loan Mtge Corp #A27373
  10-01-34                           6.50           457,698                 467,347
Federal Home Loan Mtge Corp #A28602
  11-01-34                           6.50         1,045,085               1,067,118

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp #B11835
  01-01-19                           5.50%         $478,928                $478,548
Federal Home Loan Mtge Corp #C53878
  12-01-30                           5.50         2,154,048               2,119,768
Federal Home Loan Mtge Corp #C65869
  04-01-32                           6.00         1,279,818               1,288,669
Federal Home Loan Mtge Corp #C66871
  05-01-32                           6.50         2,999,001               3,078,240
Federal Home Loan Mtge Corp #C71514
  07-01-32                           6.50           136,192                 139,435
Federal Home Loan Mtge Corp #C77689
  03-01-33                           6.50           356,120                 366,241
Federal Home Loan Mtge Corp #C90598
  10-01-22                           6.50           352,340                 361,630
Federal Home Loan Mtge Corp #C90767
  12-01-23                           6.00         2,107,942               2,126,557
Federal Home Loan Mtge Corp #D32310
  11-01-22                           8.00            14,947                  15,714
Federal Home Loan Mtge Corp #D55755
  08-01-24                           8.00            63,673                  67,499
Federal Home Loan Mtge Corp #D96300
  10-01-23                           5.50           322,409                 318,965
Federal Home Loan Mtge Corp #D96348
  10-01-23                           5.50         4,967,191               4,914,140
Federal Home Loan Mtge Corp #E01127
  02-01-17                           6.50           266,073                 272,989
Federal Home Loan Mtge Corp #E01419
  05-01-18                           5.50         1,291,944               1,292,198
Federal Home Loan Mtge Corp #E81009
  07-01-15                           7.50           125,222                 130,217
Federal Home Loan Mtge Corp #E89496
  04-01-17                           6.00         2,715,977               2,756,293
Federal Home Loan Mtge Corp #E97591
  06-01-18                           5.50           322,593                 322,694
Federal Home Loan Mtge Corp #E98725
  08-01-18                           5.00         3,084,037               3,033,226
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00         1,543,143               1,517,527
Federal Home Loan Mtge Corp #G01410
  04-01-32                           7.00           477,693                 495,237
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00         1,999,782               2,017,344
Federal Home Loan Mtge Corp #G01864
  01-01-34                           5.00         2,112,596               2,022,193
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00         6,279,268               5,999,633
Federal Home Loan Mtge Corp #G30216
  04-01-22                           6.50         3,667,530               3,767,665
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64         1,116,920(k)              292,493
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                          20.00           224,260(k)                5,569

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 5 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
Collateralized Mtge Obligation
Interest Only
Series 2718 Cl IA
  10-15-22                          23.46%         $963,331(k)              $20,587
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
  06-15-32                          14.50         1,596,238(k)               93,429
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                           9.58         1,651,293(k)              165,704
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                           5.50         1,829,282               1,841,716
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50           927,347                 955,415
Federal Natl Mtge Assn
  10-01-37                           5.00        12,500,000(e)           11,921,874
  10-01-37                           5.50        20,650,000(e)           20,224,093
  10-01-37                           6.00        20,250,000(e)           20,275,312
  10-01-37                           6.50         3,000,000(e)            3,054,375
  10-01-37                           7.00         5,000,000(e)            5,157,800
Federal Natl Mtge Assn #190899
  04-01-23                           8.50           152,915                 161,711
Federal Natl Mtge Assn #190944
  05-01-24                           6.00           741,370                 747,097
Federal Natl Mtge Assn #190988
  06-01-24                           9.00            97,722                 104,420
Federal Natl Mtge Assn #250322
  08-01-25                           7.50            14,630                  15,363
Federal Natl Mtge Assn #250384
  11-01-25                           7.50           169,061                 177,522
Federal Natl Mtge Assn #250495
  03-01-26                           7.00           236,616                 246,404
Federal Natl Mtge Assn #252381
  04-01-14                           5.50         3,179,219               3,184,649
Federal Natl Mtge Assn #254259
  04-01-17                           5.50           558,437                 558,893
Federal Natl Mtge Assn #254494
  08-01-22                           7.00           221,066                 230,439
Federal Natl Mtge Assn #254675
  01-01-23                           6.50           317,985                 326,483
Federal Natl Mtge Assn #254708
  02-01-23                           7.00           118,265                 123,280
Federal Natl Mtge Assn #254916
  09-01-23                           5.50         2,180,753               2,158,088
Federal Natl Mtge Assn #304279
  02-01-25                           8.50           108,401                 116,376
Federal Natl Mtge Assn #309341
  05-01-25                           8.50            26,818                  28,791
Federal Natl Mtge Assn #313049
  08-01-11                           8.50           155,937                 162,271

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #323606
  03-01-29                           6.50%          $49,578                 $50,932
Federal Natl Mtge Assn #433310
  08-01-28                           6.50           451,722                 464,061
Federal Natl Mtge Assn #440730
  12-01-28                           6.00           189,575                 191,860
Federal Natl Mtge Assn #505122
  07-01-29                           7.00           730,123                 760,767
Federal Natl Mtge Assn #50553
  04-01-22                           8.00            85,669                  90,499
Federal Natl Mtge Assn #510587
  08-01-29                           7.00           204,507                 213,091
Federal Natl Mtge Assn #540041
  02-01-29                           7.00           591,845                 616,328
Federal Natl Mtge Assn #545489
  03-01-32                           6.50           195,137                 200,021
Federal Natl Mtge Assn #545684
  05-01-32                           7.50           136,802                 143,186
Federal Natl Mtge Assn #545885
  08-01-32                           6.50           271,902                 282,354
Federal Natl Mtge Assn #555375
  04-01-33                           6.00         3,694,192               3,725,772
Federal Natl Mtge Assn #555376
  04-01-18                           4.50           831,645                 802,887
Federal Natl Mtge Assn #555458
  05-01-33                           5.50         1,512,751               1,486,746
Federal Natl Mtge Assn #555528
  04-01-33                           6.00         4,634,782               4,662,053
Federal Natl Mtge Assn #555734
  07-01-23                           5.00         1,552,922               1,502,308
Federal Natl Mtge Assn #555740
  08-01-18                           4.50         2,273,481               2,202,523
Federal Natl Mtge Assn #615135
  11-01-16                           6.00           144,322                 146,571
Federal Natl Mtge Assn #642346
  05-01-32                           7.00           853,632                 888,196
Federal Natl Mtge Assn #643381
  06-01-17                           6.00           132,571                 134,623
Federal Natl Mtge Assn #645277
  05-01-32                           7.00            77,026                  80,144
Federal Natl Mtge Assn #645569
  06-01-32                           7.00           614,641                 639,529
Federal Natl Mtge Assn #646446
  06-01-17                           6.50           154,207                 158,028
Federal Natl Mtge Assn #650105
  08-01-17                           6.50           649,552                 665,651
Federal Natl Mtge Assn #662197
  09-01-32                           6.50           349,678                 358,128
Federal Natl Mtge Assn #667604
  10-01-32                           5.50           380,839                 374,220
Federal Natl Mtge Assn #670387
  08-01-32                           7.00           233,959                 243,803
Federal Natl Mtge Assn #670711
  10-01-32                           7.00           142,582                 148,355
Federal Natl Mtge Assn #673179
  02-01-18                           6.00           335,899                 341,097
Federal Natl Mtge Assn #676511
  12-01-32                           7.00           139,906                 145,571
Federal Natl Mtge Assn #678397
  12-01-32                           7.00           996,582               1,036,934

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #684601
  03-01-33                           6.00%       $3,010,840              $3,039,374
Federal Natl Mtge Assn #687736
  02-01-33                           5.50         1,177,157               1,156,303
Federal Natl Mtge Assn #687887
  03-01-33                           5.50         1,594,808               1,568,335
Federal Natl Mtge Assn #688002
  03-01-33                           5.50         1,614,016               1,587,329
Federal Natl Mtge Assn #688034
  03-01-33                           5.50         1,539,380               1,513,951
Federal Natl Mtge Assn #689093
  07-01-28                           5.50           821,519                 809,198
Federal Natl Mtge Assn #694546
  03-01-33                           5.50           685,714                 673,566
Federal Natl Mtge Assn #694795
  04-01-33                           5.50         3,223,525               3,170,231
Federal Natl Mtge Assn #701937
  04-01-33                           6.00         1,735,339               1,744,104
Federal Natl Mtge Assn #703726
  02-01-33                           5.00         2,609,040               2,506,432
Federal Natl Mtge Assn #703818
  05-01-33                           6.00         1,612,800               1,623,623
Federal Natl Mtge Assn #710823
  05-01-33                           5.50         1,802,319               1,772,675
Federal Natl Mtge Assn #720070
  07-01-23                           5.50         2,266,044               2,242,493
Federal Natl Mtge Assn #720378
  06-01-18                           4.50         2,219,378               2,142,632
Federal Natl Mtge Assn #725232
  03-01-34                           5.00         5,980,850               5,725,272
Federal Natl Mtge Assn #725284
  11-01-18                           7.00           133,940                 138,612
Federal Natl Mtge Assn #725425
  04-01-34                           5.50         6,076,190               5,969,367
Federal Natl Mtge Assn #725431
  08-01-15                           5.50           105,831                 106,003
Federal Natl Mtge Assn #725684
  05-01-18                           6.00         2,530,010               2,570,925
Federal Natl Mtge Assn #725773
  09-01-34                           5.50         6,765,726               6,640,517
Federal Natl Mtge Assn #726940
  08-01-23                           5.50           258,667                 256,393
Federal Natl Mtge Assn #730231
  08-01-23                           5.50         1,991,156               1,970,461
Federal Natl Mtge Assn #735841
  11-01-19                           4.50         3,058,190               2,947,452
Federal Natl Mtge Assn #737330
  09-01-18                           5.50         1,354,293               1,354,821
Federal Natl Mtge Assn #737374
  09-01-18                           5.50         1,979,031               1,980,037
Federal Natl Mtge Assn #747642
  11-01-28                           5.50           355,367                 350,038
Federal Natl Mtge Assn #753074
  12-01-28                           5.50         1,590,108               1,566,260
Federal Natl Mtge Assn #753206
  01-01-34                           6.00         1,367,034               1,373,938
Federal Natl Mtge Assn #755056
  12-01-23                           5.50         1,691,489               1,673,910
Federal Natl Mtge Assn #755598
  11-01-28                           5.00           553,541                 531,771

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 6 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #761031
  01-01-34                           5.00%         $439,768                $421,961
Federal Natl Mtge Assn #765760
  02-01-19                           5.00         3,398,246               3,340,402
Federal Natl Mtge Assn #766641
  03-01-34                           5.00         1,934,370               1,850,045
Federal Natl Mtge Assn #768117
  08-01-34                           5.43           873,941(l)              868,221
Federal Natl Mtge Assn #779676
  06-01-34                           5.00         2,790,821               2,669,161
Federal Natl Mtge Assn #815264
  05-01-35                           5.22         2,874,640(l)            2,869,503
Federal Natl Mtge Assn #872916
  06-01-36                           6.50         3,559,865               3,642,975
Federal Natl Mtge Assn #886054
  07-01-36                           7.00         2,281,385               2,363,789
Federal Natl Mtge Assn #886464
  08-01-36                           6.50         2,678,516               2,727,667
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                          63.85            56,258(k)                  271
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          11.04         3,550,449(k)              853,091
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85         1,501,266(k)              273,847
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                           9.48           732,521(k)              107,123
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.59         3,821,358(k)            1,007,883
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                           9.47         5,995,025(k,u)            448,668
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00           665,185                 705,854
Govt Natl Mtge Assn #604708
  10-15-33                           5.50         1,598,492               1,578,424
Govt Natl Mtge Assn #619592
  09-15-33                           5.00         1,902,811               1,844,049
Govt Natl Mtge Assn #780394
  12-15-08                           7.00           198,064                 199,629

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                          22.03%          $96,165(k)               $8,944
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.84         1,486,906(l)            1,429,686
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                           6.41           108,695(d)              107,608
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50        25,196,102(k)              157,476
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65            99,195(d)               98,700
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
  02-27-46                           7.00           156,599(d)              156,159
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25           295,271(d)              284,576
Lehman XS Net Interest Margin Nts
 Series 2006-AR8 Cl A1
  10-28-46                           6.25            88,882(d)               88,604
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50         6,024,137               6,126,520
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00         1,491,747               1,453,525
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00         1,696,022               1,678,756
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00         3,303,725               3,260,546
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00         1,619,232               1,563,465
Rali NIM
 Collateralized Mtge Obligation
 Series 2006-QO4 Cl N1
  04-25-46                           6.05           117,923(d)              117,039

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00%       $1,578,952              $1,608,977
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50         3,140,551               3,039,528
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
  12-25-35                           7.10         9,654,660(k)               60,342
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50           172,460                 163,944
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29         1,281,267(l)            1,274,838
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.94         1,312,290(l)            1,314,460
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00         3,648,324               3,456,751
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50         3,092,404               3,013,162
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.02         1,251,508(l)            1,256,679
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11         2,690,423(l)            2,647,761
                                                                    ---------------
Total                                                                   320,743,024
-----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
Communications & Power Inds
  02-01-12                           8.00            40,000                  40,700
DRS Technologies
  11-01-13                           6.88           365,000                 365,000
  02-01-18                           7.63           450,000                 459,000
L-3 Communications
  01-15-15                           5.88           380,000                 364,800
L-3 Communications
 Series B
  10-15-15                           6.38           425,000                 417,563
TransDigm
  07-15-14                           7.75            45,000                  45,450
                                                                    ---------------
Total                                                                     1,692,513
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 7 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

BANKING (0.9%)
JPMorgan Chase & Co
 Sub Nts
  10-01-15                           5.15%       $2,750,000              $2,636,923
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00         1,930,000               1,948,709
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63         3,780,000               3,633,393
Popular North America
 Sr Nts
  10-01-08                           3.88         7,365,000               7,231,708
Regions Bank
 Sub Nts
  06-26-37                           6.45           935,000                 963,751
                                                                    ---------------
Total                                                                    16,414,484
-----------------------------------------------------------------------------------

BROKERAGE (0.4%)
Discover Financial Services
  06-12-17                           6.45           885,000(d)              847,529
Lehman Brothers Holdings
 Sr Nts
  07-19-12                           6.00         2,795,000               2,838,325
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20         3,075,000               3,087,180
                                                                    ---------------
Total                                                                     6,773,034
-----------------------------------------------------------------------------------

CHEMICALS (0.1%)
NALCO
 Sr Unsecured
  11-15-11                           7.75         1,250,000               1,275,000
NewMarket
  12-15-16                           7.13           440,000                 426,800
                                                                    ---------------
Total                                                                     1,701,800
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (--%)
Visant
  10-01-12                           7.63            65,000                  66,138
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (--%)
Baldor Electric
  02-15-17                           8.63           685,000                 719,250
-----------------------------------------------------------------------------------

ELECTRIC (1.2%)
CMS Energy
 Sr Unsub
  07-17-17                           6.55           645,000                 625,521
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00           350,000                 339,931
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80         3,010,000               2,995,645
Duke Energy Carolinas LLC
 Sr Unsub Series D
  03-01-10                           7.38           280,000                 293,047
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60         1,435,000               1,412,633

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Exelon
  06-15-10                           4.45%       $3,085,000              $3,016,740
Exelon Generation LLC
 Sr Unsecured
  10-01-17                           6.20         1,345,000               1,346,084
Florida Power
 1st Mtge
  09-15-37                           6.35           955,000                 973,303
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05         1,165,000(n)            1,112,983
IPALCO Enterprises
 Secured
  11-14-08                           8.38           375,000                 382,500
  11-14-11                           8.63           595,000                 629,213
Majapahit Holding
  10-17-16                           7.75           100,000(c,d)            101,250
Metropolitan Edison
 Sr Nts
  03-15-10                           4.45           470,000                 463,587
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56            45,079                  48,235
Nevada Power
 Series M
  03-15-16                           5.95           510,000                 498,453
Northern States Power
 Sr Nts
  08-01-09                           6.88         1,455,000               1,501,698
NRG Energy
  02-01-14                           7.25           245,000                 245,613
  01-15-17                           7.38           210,000                 210,000
Pacificorp
 1st Mtge
  10-15-37                           6.25         1,235,000(e)            1,245,189
Portland General Electric
  03-15-10                           7.88           765,000                 815,864
Potomac Electric Power
 Secured
  06-01-35                           5.40           785,000                 694,069
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88           565,000                 582,705
Sierra Pacific Power
 Series M
  05-15-16                           6.00         2,165,000               2,118,063
Xcel Energy
 Sr Nts
  07-01-08                           3.40           855,000                 843,646
                                                                    ---------------
Total                                                                    22,495,972
-----------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
 Pass-Through Ctfs
  07-01-15                           9.30         1,141,341(j)            1,186,995
-----------------------------------------------------------------------------------

ENVIRONMENTAL (--%)
Allied Waste North America
 Secured
  06-01-17                           6.88           315,000                 316,575
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

FOOD AND BEVERAGE (0.7%)
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88%       $7,135,000(d)           $7,034,975
ConAgra Foods
 Sr Unsecured
  09-15-11                           6.75           765,000                 799,649
Cott Beverages USA
  12-15-11                           8.00           670,000                 659,950
Del Monte
  02-15-15                           6.75            50,000                  48,000
HJ Heinz
  12-01-08                           6.43         1,320,000(d)            1,340,882
Molson Coors Capital Finance
  09-22-10                           4.85         2,910,000(c)            2,865,323
                                                                    ---------------
Total                                                                    12,748,779
-----------------------------------------------------------------------------------

GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                           8.00           310,000                 316,200
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63           180,000                 176,400
                                                                    ---------------
Total                                                                       492,600
-----------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00         1,055,000               1,035,622
-----------------------------------------------------------------------------------

GAS PIPELINES (0.4%)
CenterPoint Energy Resources
  02-15-11                           7.75           955,000(n)            1,015,099
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80         2,580,000               2,670,849
El Paso
 Sr Sub Nts
  06-15-14                           6.88           381,000                 384,521
Northern Natural Gas
 Sr Unsecured
  02-15-37                           5.80           340,000(d)              320,899
Northwest Pipeline
 Sr Unsecured
  04-15-17                           5.95           400,000                 387,000
Southern Natural Gas
  04-01-17                           5.90         1,360,000(d)            1,323,545
Southern Star Central
 Sr Nts
  03-01-16                           6.75           380,000                 363,375
Transcontinental Gas Pipe Line
 Series B
  08-15-11                           7.00           400,000                 415,000
Transcontinental Gas Pipe Line
 Sr Unsecured
  04-15-16                           6.40           397,000                 398,985
Williams Companies
 Sr Nts
  07-15-19                           7.63           638,000                 683,458
                                                                    ---------------
Total                                                                     7,962,731
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 8 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

HEALTH CARE (0.1%)
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30%         $600,000                $599,706
Omnicare
  12-15-13                           6.75           680,000                 634,100
  12-15-15                           6.88            95,000                  87,875
                                                                    ---------------
Total                                                                     1,321,681
-----------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
UnitedHealth Group
  06-15-37                           6.50         1,360,000(d,n)          1,386,806
WellPoint
 Sr Unsub
  01-15-36                           5.85         1,420,000               1,306,235
  06-15-37                           6.38           645,000                 630,971
                                                                    ---------------
Total                                                                     3,324,012
-----------------------------------------------------------------------------------

HOME CONSTRUCTION (--%)
DR Horton
 Sr Unsub
  04-15-16                           6.50            65,000                  56,934
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95         2,075,000               2,055,098
Canadian Natural Resources
  05-15-17                           5.70           450,000(c)              439,280
  03-15-38                           6.25           970,000(c)              935,730
Chesapeake Energy
  01-15-16                           6.63         1,257,000               1,250,715
  01-15-18                           6.25           245,000                 236,425
Denbury Resources
  04-01-13                           7.50            65,000                  66,463
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50            55,000                  56,375
EnCana
  11-01-11                           6.30         1,520,000(c)            1,571,242
EnCana
 Sr Nts
  10-15-13                           4.75           190,000(c)              180,903
EnCana
 Sr Unsecured
  08-15-37                           6.63           685,000(c)              702,750
Forest Oil
 Sr Nts
  06-15-19                           7.25            65,000(d)               65,000
Range Resources
  03-15-15                           6.38           110,000                 107,250
  05-15-16                           7.50            50,000                  51,000
XTO Energy
 Sr Unsecured
  06-30-15                           5.30           240,000                 230,723
  08-01-37                           6.75         1,485,000               1,541,237
                                                                    ---------------
Total                                                                     9,490,191
-----------------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
Marathon Oil
  10-01-37                           6.60           950,000                 975,061
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

MEDIA CABLE (0.3%)
Comcast
  03-15-37                           6.45%       $3,090,000              $3,050,543
Comcast MO of Delaware LLC
  09-01-08                           9.00         1,900,000               1,960,544
CSC Holdings
 Sr Nts Series B
  07-15-09                           8.13           745,000                 758,038
EchoStar DBS
  10-01-13                           7.00            50,000                  51,125
  10-01-14                           6.63            99,000                  99,495
  02-01-16                           7.13           230,000                 236,325
Quebecor Media
  03-15-16                           7.75            75,000(c,d,e)           71,625
Videotron Ltee
  01-15-14                           6.88           340,000(c)              334,050
                                                                    ---------------
Total                                                                     6,561,745
-----------------------------------------------------------------------------------

MEDIA NON CABLE (0.7%)
British Sky Broadcasting Group
  02-23-09                           6.88         2,790,000(c)            2,855,013
Dex Media East LLC/Finance
  11-15-09                           9.88            75,000                  76,969
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                           8.50           145,000                 148,988
ION Media Networks
 Sr Sub Nts
  07-31-13                          11.00             1,573                   1,281
News America
  12-15-35                           6.40         3,045,000               2,940,729
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75           575,000(d)              596,563
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                           6.88           165,000                 155,925
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88            80,000                  75,600
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13         3,515,000               3,488,872
Sinclair Broadcast Group
  03-15-12                           8.00           175,000                 178,938
Thomson
 Sr Unsecured
  10-01-14                           5.70         1,955,000(c,e)          1,937,796
                                                                    ---------------
Total                                                                    12,456,674
-----------------------------------------------------------------------------------

METALS (0.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25           840,000                 907,200
  04-01-17                           8.38           140,000                 152,950
Peabody Energy
  11-01-16                           7.38           450,000                 474,750

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
METALS (CONT.)
Peabody Energy
 Series B
  03-15-13                           6.88%         $130,000                $131,300
                                                                    ---------------
Total                                                                     1,666,200
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Gaz Capital for Gazprom
 Sr Nts
  11-22-16                           6.21           150,000(c,d)            147,750
OPTI Canada
 Secured
  12-15-14                           7.88           600,000(c,d)            600,000
                                                                    ---------------
Total                                                                       747,750
-----------------------------------------------------------------------------------

PACKAGING (0.1%)
Ball
  03-15-18                           6.63            55,000                  54,038
Crown Americas LLC/Capital
  11-15-13                           7.63           155,000                 159,069
  11-15-15                           7.75           405,000                 418,163
Owens-Brockway Glass Container
  05-15-13                           8.25           780,000                 807,299
                                                                    ---------------
Total                                                                     1,438,569
-----------------------------------------------------------------------------------

PAPER (0.1%)
Cascades
 Sr Nts
  02-15-13                           7.25           205,000(c)              200,900
NewPage
  05-01-12                          10.00           485,000                 510,462
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00           485,000                 476,513
                                                                    ---------------
Total                                                                     1,187,875
-----------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.1%)
Travelers Companies
 Sr Unsecured
  06-15-37                           6.25         1,595,000               1,544,439
-----------------------------------------------------------------------------------

RAILROADS (0.2%)
Burlington Nothern Santa Fe
  05-01-37                           6.15         1,415,000               1,366,374
Canadian Pacific Railway
  05-15-37                           5.95           760,000(c)              701,752
CSX
 Sr Nts
  03-15-13                           5.75         1,535,000               1,540,363
                                                                    ---------------
Total                                                                     3,608,489
-----------------------------------------------------------------------------------

REITS (0.1%)
Brandywine Operating Partnership LP
  05-01-17                           5.70         1,070,000               1,008,250
ERP Operating LP
  06-15-17                           5.75         1,690,000               1,616,063
                                                                    ---------------
Total                                                                     2,624,313
-----------------------------------------------------------------------------------

RETAILERS (0.4%)
Home Depot
 Sr Unsecured
  12-16-36                           5.88         3,085,000               2,635,081

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 9 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
RETAILERS (CONT.)
Kohl's
Sr Unsecured
  12-15-17                           6.25%       $1,725,000              $1,723,201
Macys Retail Holdings
  07-15-09                           4.80         3,695,000               3,670,841
                                                                    ---------------
Total                                                                     8,029,123
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (--%)
Hertz
  01-01-14                           8.88           435,000                 448,050
-----------------------------------------------------------------------------------

WIRELESS (--%)
American Tower
 Sr Nts
  10-15-12                           7.13            65,000                  66,463
-----------------------------------------------------------------------------------

WIRELINES (1.7%)
AT&T
  03-15-11                           6.25         4,250,000               4,373,344
AT&T
 Sr Unsub
  09-15-09                           4.13           250,000                 245,932
Citizens Communications
 Sr Unsecured
  03-15-19                           7.13            90,000                  88,650
Telecom Italia Capital
  11-15-13                           5.25         3,435,000(c)            3,333,661
  11-15-33                           6.38           585,000(c)              564,575
Telefonica Europe
  09-15-10                           7.75         3,945,000(c)            4,212,471
TELUS
  06-01-11                           8.00         8,917,500(c)            9,650,679
Verizon New York
 Series A
  04-01-12                           6.88         4,975,000               5,240,690
Verizon Pennsylvania
 Series A
  11-15-11                           5.65         2,265,000               2,283,233
Windstream
  08-01-16                           8.63         1,145,000               1,220,856
  03-15-19                           7.00            95,000                  92,625
                                                                    ---------------
Total                                                                    31,306,716
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $689,458,809)                                                   $688,067,562
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (0.2%)
NAME OF
ISSUER AND                         COUPON       PRINCIPAL
TITLE OF ISSUE                      RATE          AMOUNT                   VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%       $3,470,000              $3,221,444
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $3,469,653)                                                       $3,221,444
-----------------------------------------------------------------------------------

SENIOR LOANS (1.1%)(q)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                   VALUE(A)
CHEMICALS (--%)
Celanese
 Term Loan
  04-06-14                        5.67-7.11%      $748,463(c)             $731,061
----------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Jarden
 Tranche B Term Loan
  TBD                                   TBD      1,360,000(e,v)          1,331,957
----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
Aramark
 Letter of Credit
  01-26-14                             5.36         55,546                  54,444
Aramark
 Term Loan
  08-08-13                             7.36        789,521                 773,857
Pinnacle Foods Finance
 Term Loan
  04-02-14                        7.94-7.95        675,000                 651,800
                                                                   ---------------
Total                                                                    1,480,101
----------------------------------------------------------------------------------

GAMING (--%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                   TBD        240,182(e,r,v)          228,173
Fontainebleau Las Vegas
 Term Loan
  06-05-14                             8.95        480,364                 457,546
                                                                   ---------------
Total                                                                      685,719
----------------------------------------------------------------------------------

HEALTH CARE (0.4%)
Community Health
 Delayed Draw Term Loan
  TBD                                   TBD        107,347(e,r,v)          105,284
Community Health
 Term Loan
  06-28-14                             7.76      1,627,653               1,596,369
HCA
 Tranche B Term Loan
  11-14-13                             7.61      3,328,275               3,256,783
Vanguard Health System
 Term Loan
  TBD                                   TBD        680,000(e,v)            657,478
                                                                   ---------------
Total                                                                    5,615,914
----------------------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Asurion
 Term Loan
  07-03-14                             8.36        980,000                 953,050
----------------------------------------------------------------------------------

MEDIA CABLE (0.2%)
Charter Communications
 Term Loan
  03-06-14                             7.13      1,605,000               1,550,157
Univision
 Delayed Draw Term Loan
  TBD                                   TBD         91,812(e,r,v)           87,375
Univision
 Term Loan
  09-23-14                             7.61      1,428,188               1,349,638
                                                                   ---------------
Total                                                                    2,987,170
----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE         AMOUNT                   VALUE(A)

MEDIA NON CABLE (0.1%)
Idearc
 Term Loan
  TBD                                   TBD     $1,320,000(e,v)         $1,295,461
Nielsen Finance VNU
 Tranche B Term Loan
  08-09-13                             7.36%     1,420,245(c)            1,375,508
                                                                   ---------------
Total                                                                    2,670,969
----------------------------------------------------------------------------------

OIL FIELD SERVICES (--%)
Dresser
 1st Lien Term Loan
  05-04-14                        7.63-8.01        537,000                 527,603
----------------------------------------------------------------------------------

PAPER (0.1%)
Domtar
 Tranche B Term Loan
  03-07-14                             7.19        405,000(c)              395,584
Georgia Pacific
 Tranche B Term Loan
  TBD                                   TBD        898,629(e,v)            880,818
                                                                   ---------------
Total                                                                    1,276,402
----------------------------------------------------------------------------------

RETAILERS (--%)
Neiman Marcus Group
 Tranche B Term Loan
  04-06-13                             7.45        430,147                 423,514
----------------------------------------------------------------------------------

TECHNOLOGY (--%)
West Corp
 Tranche B Term Loan
  10-24-13                        7.50-7.88        702,927                 687,989
----------------------------------------------------------------------------------

WIRELINES (--%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                             7.61        875,000                 854,219
----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $20,677,507)                                                    $20,225,668
----------------------------------------------------------------------------------

MONEY MARKET FUND (3.1%)(p)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 58,544,618(s)          $58,544,618
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $58,544,618)                                                     $58,544,618
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,708,593,718)(w)                                            $1,948,717,033
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 10 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Balanced Fund

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2007, the value of foreign securities represented 6.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $40,170,097 or 2.1% of net assets.

(e) At Sept. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $88,500,534.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

(i) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(j) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Apollo Mgmt LP                                                         08-02-07                $3,072,000
Oaktree Capital Group LLC Cl A Unit*                            05-21-07 thru 07-19-07          2,497,400
United Artists Theatre Circuit
   9.30% Pass-Through Ctfs 2015                                 12-08-95 thru 08-12-96          1,119,126

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2007.

(l) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

(m) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
MBIA   -- MBIA Insurance Corporation

(n) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Long Bond, Dec. 2007, 20-year                                        $700,000
U.S. Treasury Note, Dec. 2007, 2-year                                   14,800,000
U.S. Treasury Note, Dec. 2007, 5-year                                   41,700,000
U.S. Treasury Note, Dec. 2007, 10-year                                  10,800,000

(o)  At Sept. 30, 2007, security was partially or fully on loan.

(p) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.2% of net assets. 2.9% of net assets is the Fund's cash equivalent position.

(q) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r) At Sept. 30, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Community Health                                                      $107,347
Fontainebleau Las Vegas                                                239,582
Univision Communications                                                91,812
-------------------------------------------------------------------------------
Total                                                                 $438,741
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 11 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Balanced Fund

(s) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(t) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Sept. 30, 2007:

                                                              PRINCIPAL          SETTLEMENT          PROCEEDS
SECURITY                                                        AMOUNT              DATE            RECEIVABLE           VALUE
---------------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn
  10-01-22 5.50%                                              $5,000,000          10-16-07          $4,994,531         $4,987,500

(u) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Sept. 30, 2007. At Sept. 30, 2007, the value of inverse floaters represented 0.02% of net assets.

(v) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(w) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $1,708,594,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $275,249,000
Unrealized depreciation                                               (35,126,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $240,123,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 12 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Cash Management Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (7.9%)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER                              YIELD       MATURITY              VALUE(A)
Barclays Bank
  03-17-08                           5.71%      $3,000,000(b)           $2,999,810
  05-30-08                           5.24       10,000,000              10,000,000
Credit Suisse NY
  01-14-08                           5.11        6,000,000               6,000,000
  02-26-08                           5.47       17,000,000(b)           17,000,000
  06-16-08                           5.36        8,000,000               8,000,000
Deutsche Bank
  10-10-07                           5.18       10,000,000              10,000,000
  04-14-08                           5.22       10,000,000              10,000,000
Deutsche Bank NY
  05-22-08                           5.27       10,000,000              10,000,000
Natixis
  03-31-08                           5.40       10,000,000(b)           10,000,000
  04-02-08                           5.40       10,000,000(b)            9,999,021
Societe General NY
  11-05-07                           5.12       10,000,000              10,000,000
----------------------------------------------------------------------------------

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $103,998,831)                                                  $103,998,831
----------------------------------------------------------------------------------

FLOATING RATE NOTES (17.5%)(b)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER                              YIELD       MATURITY                  VALUE(A)
Bank of Ireland
  09-12-08                           5.36%      $8,000,000              $8,000,000
Bank of New York
  10-10-08                           5.78       10,000,000              10,000,000
Bear Stearns Companies
  10-05-07                           5.33       10,000,000              10,000,000
  08-28-08                           5.38        5,000,000               5,000,000
  09-15-08                           5.81        5,000,000               5,000,000
Cullinan Finance
  03-28-08                           5.16       13,000,000              12,999,029
  04-28-08                           5.32        4,000,000               3,999,653
DEPFA Bank
  06-13-08                           5.75       10,000,000              10,000,000
General Electric Capital
  10-23-08                           5.16       10,000,000              10,000,000
Goldman Sachs Group
  10-14-08                           5.82        5,000,000               5,000,000
HSBC Finance
  09-23-08                           5.19        5,000,000               5,000,000
Irish Life & Permanent
  08-20-08                           5.20        5,000,000               4,999,776
Lehman Brothers Holdings
  09-26-08                           5.49       10,000,000              10,000,000
Lloyds TSB Group
  10-06-08                           5.68       10,000,000              10,000,000
Merrill Lynch & Co
  08-22-08                           5.13        7,000,000               7,000,000
  09-12-08                           5.89        5,000,000               5,000,000
  10-17-08                           5.75       10,000,000              10,000,000

FLOATING RATE NOTES (CONTINUED)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER                              YIELD       MATURITY                  VALUE(A)
MetLife Global Funding I
  11-09-07                           5.84%      $2,000,000              $2,000,456
  09-21-08                           5.13        5,000,000               5,000,000
Morgan Stanley
  01-18-08                           5.49        6,000,000               5,997,447
  02-06-08                           5.18        4,000,000               4,000,000
Natexis Banques Populaires US Finance LLC
  08-14-08                           5.76        3,000,000               3,000,000
  09-08-08                           5.35        5,000,000               5,000,000
Northern Rock
  07-08-08                           5.81       10,700,000              10,700,000
  08-01-08                           5.78        5,000,000               5,000,000
Sedna Finance
  01-18-08                           5.32        8,000,000               7,999,757
Skandinaviska Enskilda Banken
  08-22-08                           5.18        7,000,000               7,000,000
  09-08-08                           5.82        5,000,000               5,000,000
  09-17-08                           5.63       10,000,000              10,000,000
Wells Fargo Bank
  10-02-08                           5.77        5,000,000               5,000,000
Westpac Banking
  07-10-08                           5.78       10,700,000              10,700,000
White Pine Finance LLC
  02-25-08                           5.36        2,000,000               2,000,132
  03-20-08                           5.46       10,000,000               9,999,055
----------------------------------------------------------------------------------

TOTAL FLOATING RATE NOTES
(Cost: $230,395,305)                                                  $230,395,305
----------------------------------------------------------------------------------

COMMERCIAL PAPER (74.9%)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER                              YIELD       MATURITY                  VALUE(A)
ASSET-BACKED (38.6%)
Axon Financial Funding LLC
  10-01-07                           3.56%      $8,700,000              $8,697,455
  10-04-07                           4.46       10,000,000               9,992,681
  10-18-07                           5.08       10,000,000               9,972,239
BA Credit Card Trust
  10-03-07                           4.28       12,900,000(c)           12,892,446
  11-01-07                           5.23       10,000,000(c)            9,951,508
CAFCO LLC
  10-23-07                           5.37       10,000,000(c)            9,963,333
  10-29-07                           5.03        5,300,000(c)            5,277,475
  10-30-07                           5.08        5,000,000(c)            4,977,826
Chariot Funding LLC
  10-05-07                           5.44       10,000,000(c)            9,989,583
  10-31-07                           6.13        3,000,000(c)            2,983,467
  11-07-07                           5.19       14,700,000              14,616,872
Chesham Finance LLC
  10-03-07                           4.28       15,000,000              14,991,217
  10-11-07                           4.87       10,000,000               9,982,700
  10-19-07                           5.01        7,000,000               6,979,894
Cheyne Finance LLC
  10-18-07                           5.00        2,000,000               1,994,532

COMMERCIAL PAPER (CONTINUED)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER                              YIELD       MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Citibank Credit Card Issue Trust (Dakota Nts)
  10-24-07                           5.15%      $8,700,000(c)           $8,668,221
CRC Funding LLC
  10-19-07                           5.33       10,000,000(c)            9,969,444
  10-23-07                           5.13        2,000,000(c)            1,993,000
  10-26-07                           5.55       15,000,000(c)           14,936,438
Cullinan Finance
  04-25-08                           5.28       10,000,000              10,000,000
Deer Valley Funding LLC
  10-12-07                           4.98        5,000,000               4,990,467
Ebury Finance LLC
  10-05-07                           4.59       17,551,000              17,535,555
  10-09-07                           4.87       15,000,000              14,978,000
Falcon Asset Securitization LLC
  10-19-07                           5.33       10,000,000(c)            9,969,444
Gemini Securitization
  10-10-07                           4.89        7,000,000(c)            6,988,771
  10-30-07                           5.18       10,000,000(c)            9,954,792
  10-31-07                           5.21        2,000,000(c)            1,990,631
  11-01-07                           5.19       10,000,000               9,951,875
Grampian Funding LLC
  11-16-07                           5.18        5,000,000(c)            4,965,467
K2 (USA) LLC
  04-21-08                           5.22       15,000,000              15,000,000
Kitty Hawk Funding
  10-17-07                           5.32       10,000,000(c)            9,972,400
  10-22-07                           5.85        5,796,000(c)            5,773,782
Old Line Funding LLC
  10-16-07                           6.00        8,921,000(c)            8,894,671
  11-09-07                           5.18       14,300,000(c)           14,215,312
Park Avenue Receivables
  10-15-07                           5.98       30,000,000              29,916,668
Ranger Funding LLC
  10-02-07                           4.79       20,000,000(c)           19,989,500
Sheffield Receivables
  10-01-07                           4.33       20,000,000(c)           19,992,889
Sigma Finance
  04-18-08                           5.23       15,000,000              15,000,000
  04-23-08                           5.26       15,000,000              15,000,000
  06-06-08                           5.29       10,000,000               9,999,657
Solitaire Funding LLC
  10-25-07                           5.15       10,000,000(c)            9,962,047
  11-28-07                           5.22        6,500,000(c)            6,443,775
Thunder Bay Funding LLC
  10-15-07                           5.41        5,000,000(c)            4,987,444
  10-16-07                           6.00        5,000,000(c)            4,985,243
  10-26-07                           5.65        2,171,000(c)            2,161,638
Whistlejacket Capital LLC
  11-29-07                           5.23        2,098,000               2,079,514
White Pine Finance LLC
  10-22-07                           5.05       17,000,000              16,943,739

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 13 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Cash Management Fund

COMMERCIAL PAPER (CONTINUED)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER                              YIELD       MATURITY                  VALUE(A)
ASSET-BACKED (CONT.)
Windmill Funding
  10-16-07                           5.86%     $15,000,000(c)          $14,956,792
  11-02-07                           5.15       12,000,000(c)           11,941,067
  11-14-07                           5.18       10,000,000(c)            9,933,683
                                                                   ---------------
Total                                                                  508,305,154
----------------------------------------------------------------------------------

BANKING (21.7%)
Bank of America
  10-09-07                           4.84       12,000,000              11,982,517
  10-17-07                           5.11       15,000,000              14,960,175
  10-25-07                           5.09        3,800,000               3,785,743
  11-06-07                           5.24       12,400,000              12,331,022
  11-08-07                           5.35        9,000,000               8,946,200
Barclays US Funding
  10-09-07                           5.28       15,000,000              14,976,167
  11-05-07                           5.22       10,000,000               9,945,990
BNP Paribas Finance
  10-03-07                           4.55       20,000,000              19,987,556
  10-18-07                           4.81       15,100,000              15,060,272
  10-30-07                           4.89        6,500,000               6,472,260
Danske
  10-24-07                           4.94       13,000,000(c)           12,954,410
HBOS
  12-06-07                           5.73       10,000,000               9,892,900
JPMorgan Chase & Co
  10-12-07                           4.72       15,000,000              14,972,917
  10-19-07                           5.08       10,000,000               9,970,833
  11-16-07                           5.00       10,000,000               9,933,333
  01-22-08                           5.14       10,000,000               9,839,319
Rabobank USA Finance
  10-19-07                           4.70       24,200,000              24,134,793
Societe Generale North America
  10-10-07                           4.50       15,000,000              14,977,817

COMMERCIAL PAPER (CONTINUED)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER                              YIELD       MATURITY                  VALUE(A)
BANKING (CONT.)
Toronto Dominion Holdings USA
  11-30-07                           5.12%     $10,000,000(c)           $9,912,425
UBS Finance (Delaware) LLC
  10-04-07                           4.79        8,000,000               7,993,700
  10-12-07                           4.95       10,000,000               9,981,042
  10-31-07                           4.93       20,000,000              19,911,289
  11-13-07                           5.46        5,000,000               4,965,813
UBS Stamford
  11-28-07                           5.16        8,000,000               8,000,000
                                                                   ---------------
Total                                                                  285,888,493
----------------------------------------------------------------------------------

BROKERAGE (3.8%)
Merrill Lynch & Co
  10-02-07                           3.99       10,000,000               9,995,625
Morgan Stanley
  11-15-07                           5.08        5,000,000               4,966,839
  11-19-07                           5.51       20,000,000              19,844,166
  11-20-07                           5.51       15,550,000              15,426,464
                                                                   ---------------
Total                                                                   50,233,094
----------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.1%)
Caterpillar Financial Services
  10-11-07                           4.69       15,000,000              14,975,000
----------------------------------------------------------------------------------

LIFE INSURANCE (1.9%)
New York Life Capital
  10-01-07                           3.55       15,000,000(c)           14,995,625
Prudential Funding LLC
  10-01-07                           3.55       10,300,000              10,296,996
                                                                   ---------------
Total                                                                   25,292,621
----------------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
                                                 AMOUNT
                                  EFFECTIVE    PAYABLE AT
ISSUER                              YIELD       MATURITY                  VALUE(A)

NON CAPTIVE DIVERSIFIED (3.2%)
General Electric Capital
  11-07-07                           5.21%      $8,700,000              $8,650,613
  11-26-07                           5.21       15,000,000              14,874,816
General Electric Capital Services
  10-17-07                           5.04        8,500,000               8,477,773
  11-21-07                           5.13       10,000,000               9,924,622
                                                                   ---------------
Total                                                                   41,927,824
----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (3.8%)
Citigroup Funding
  10-15-07                           5.02        2,950,000               2,943,117
  10-23-07                           5.13       10,000,000               9,965,000
  10-26-07                           5.16       12,000,000              11,952,660
  10-29-07                           4.93       10,000,000               9,958,333
  12-13-07                           5.57       15,000,000              14,828,125
                                                                   ---------------
Total                                                                   49,647,235
----------------------------------------------------------------------------------

RETAILERS (0.8%)
Wal-Mart Stores
  11-26-07                           4.73       10,000,000(c)            9,924,117
----------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(Cost: $986,193,538)                                                  $986,193,538
----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,320,587,674)(d)                                           $1,320,587,674
==================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $317,468,666 or 24.1% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at Sept. 30, 2007.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 14 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Core Bond Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (102.3%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT               VALUE(A)

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (21.7%)
Federal Farm Credit Bank
  10-17-12                           4.50%         $695,000                $691,372
Federal Home Loan Bank
  02-13-08                           5.25           375,000                 375,399
Federal Home Loan Mtge Corp
  03-15-09                           5.75           120,000                 122,156
  07-12-10                           4.13           197,000                 195,455
  03-15-31                           6.75           340,000                 407,285
  04-16-37                           6.00         1,130,000               1,137,691
Federal Natl Mtge Assn
  01-15-08                           4.63           800,000                 799,893
  02-16-12                           5.00         1,330,000               1,350,103
  05-18-12                           4.88         1,220,000               1,232,822
  11-15-30                           6.63           635,000                 748,229
  07-15-37                           5.63           410,000                 425,670
U.S. Treasury
  02-15-10                           4.75           785,000                 798,369
  09-30-12                           4.25           980,000(b)              980,842
  08-15-17                           4.75           715,000                 724,608
  08-31-09                           4.00         4,310,000               4,312,025
  08-31-12                           4.13         1,745,000               1,737,912
  02-15-26                           6.00         1,203,000               1,362,398
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00         1,567,017(k)            1,544,477
                                                                    ---------------
Total                                                                    18,946,706
-----------------------------------------------------------------------------------

ASSET-BACKED (3.0%)
AmeriCredit Auto Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49           175,000(e)              174,922
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84            50,000                  50,000
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.86           200,000(d,i)            198,293
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75            50,000                  50,178
Citibank Credit Card Issuance Trust
 Series 2007-A8 Cl A8
  09-20-19                           5.65           225,000                 222,937
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.92            30,000                  28,466
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
  10-25-46                           5.69           150,000                 147,948
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           5.39            44,428(i)               43,280
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.29           250,000(i)              247,656

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78%         $225,000(d,e)           $226,370
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                           4.15            18,509(e)               18,404
Master Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           5.27           250,000(i)              248,866
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.88           200,000(g)               41,709
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88           300,000(g)               77,019
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90           150,000(g)               41,724
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57            90,000                  89,148
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31            40,000                  31,849
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66            25,000                  20,029
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01            35,000                  27,393
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.27           190,000(i)              188,783
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.31           350,000(i)              344,844
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45           100,000(d)               99,668
                                                                    ---------------
Total                                                                     2,619,486
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (12.7%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           4.87            75,000                  74,754
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45           350,000                 343,927

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57%         $100,000                 $98,118
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47           150,000                 147,041
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A1
  05-15-19                           5.25           121,613                 122,127
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68           225,000                 229,595
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15            38,899(d)               38,535
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43           100,000                  98,049
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.70           350,000                 351,292
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23            50,000                  49,747
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03           189,018                 193,387
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           6.07            50,000(d,i)             49,410
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           5.82           350,000                 356,674
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           5.93           250,000(d,i)            249,834
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
  02-25-37                           6.00           506,460(b)              508,376
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66           100,000                 101,287
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.72           150,000                 151,652
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18           175,000                 179,298
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60            75,000                  72,131
Federal Natl Mtge Assn #387486
  07-01-15                           4.70           658,998                 635,648
Federal Natl Mtge Assn #555806
  10-01-13                           5.26           162,749                 160,883

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 15 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #735029
  09-01-13                           5.28%         $108,667                $108,373
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2002-M2 Cl C
  08-25-12                           4.72            89,227                  87,562
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77           100,000                  95,622
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77           175,000(d)              174,321
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88            50,000                  49,704
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                           5.44           600,000                 592,919
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96            75,000                  74,765
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55           125,000                 125,432
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           6.65           200,000(d,i)            195,468
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                           5.80           350,000                 353,928
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.80           125,000                 124,458
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13            88,323                  86,415
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97            39,416                  38,758
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77           150,000                 145,267
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                           5.09           100,000                 100,006
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18            50,000                  49,196
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48           216,420                 212,731
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.18           150,000                 146,361
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48           100,000                  99,646
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49           125,000                 125,067

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79%         $150,000                $151,476
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20           125,000(d)              119,909
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42           450,000                 439,910
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
  09-15-26                           4.56            60,000                  59,340
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97            50,000                  47,953
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93           175,000                 173,024
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86           200,000                 204,389
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37           150,000                 146,737
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42           125,000                 122,451
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
  07-15-40                           5.86           175,000                 177,950
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34            75,000                  74,289
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59            75,000                  73,562
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80            75,000                  76,494
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  06-11-49                           5.88           150,000                 154,206
TIAA Retail Commercial Trust
 Series 2007-C4 Cl A3
  08-15-39                           6.10           250,000(c)              254,920
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08           325,000(d)              317,989
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94           100,000                  96,480
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09           100,000                  98,613
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77           325,000                 326,357
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73           100,000                  99,697

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31%         $250,000                $245,099
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                           5.51           475,000                 467,164
                                                                    ---------------
Total                                                                    11,125,773
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (45.1%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69           137,135(h)              138,002
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.94           163,256(h)              163,375
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19           179,882(h)              183,164
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           5.30           277,650(h)              259,797
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                           5.32           381,874(h)              374,779
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75            58,940                  56,896
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00           460,035                 454,710
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.89           144,352(h)              144,898
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.09           150,000(d,h)            143,891
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1f
  08-25-47                           6.00           398,029(h)              389,820
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73           140,395(g)               23,557
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75            31,137                  30,057

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 16 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)

Countrywide Alternative Loan Trust
Collateralized Mtge Obligation
Series 2003-20CB Cl 1A1
  10-25-33                           5.50%       $1,086,887              $1,051,870
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50           101,277                 102,189
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50           104,776                 105,719
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50           202,337                 203,290
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50            75,234                  78,368
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50            72,402                  72,563
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00           177,586                 178,718
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00           192,364                 189,089
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00           350,000                 355,299
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00           313,049                 315,719
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.63           474,044(i)              433,652
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB1 Cl 6A1
  03-25-35                           5.13           255,427(h)              251,088
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00           102,254(d)              107,968
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.36           321,794(h)              320,433
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50           495,211                 488,479

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                           6.00%         $292,700(h)             $287,555
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           4.58           768,466(g)                6,964
Federal Home Loan Mtge Corp
  10-01-37                           6.00           600,000(b)              600,564
  10-01-37                           6.50           500,000(b)              508,906
Federal Home Loan Mtge Corp #1J0283
  02-01-37                           5.83           245,491(h)              247,442
Federal Home Loan Mtge Corp #1J1445
  01-01-37                           5.91           383,170(h)              386,613
Federal Home Loan Mtge Corp #A62695
  06-01-37                           6.00           985,791                 987,140
Federal Home Loan Mtge Corp #B11452
  12-01-18                           6.00           132,117                 133,854
Federal Home Loan Mtge Corp #B11835
  01-01-19                           5.50           106,428                 106,344
Federal Home Loan Mtge Corp #B12280
  02-01-19                           5.50           124,863                 124,764
Federal Home Loan Mtge Corp #C46101
  08-01-29                           6.50           246,524                 253,182
Federal Home Loan Mtge Corp #C90613
  01-01-23                           5.00            48,184                  46,712
Federal Home Loan Mtge Corp #C90683
  06-01-23                           5.00            94,577                  91,689
Federal Home Loan Mtge Corp #C90767
  12-01-23                           6.00            41,332                  41,697
Federal Home Loan Mtge Corp #D96348
  10-01-23                           5.50           165,408                 163,641
Federal Home Loan Mtge Corp #G01410
  04-01-32                           7.00            73,491                  76,190
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00           523,272                 499,969
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64           111,692(g)               29,249
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
  06-15-32                          14.50           187,059(g)               10,949
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                           9.58           178,518(g)               17,914
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50            47,556                  48,996

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
  10-01-22                           5.50%       $1,140,000(b)           $1,137,150
  10-01-37                           5.00         1,800,000(b)            1,716,750
  10-01-37                           5.50         2,450,000(b)            2,399,468
  10-01-37                           6.00         2,250,000(b)            2,252,812
  10-01-37                           7.00         1,000,000(b)            1,031,560
Federal Natl Mtge Assn #252440
  05-01-29                           7.00           124,875                 130,117
Federal Natl Mtge Assn #254560
  11-01-32                           5.00            19,452                  18,646
Federal Natl Mtge Assn #255364
  09-01-34                           6.00           478,629                 480,382
Federal Natl Mtge Assn #255788
  06-01-15                           5.50           274,739                 277,866
Federal Natl Mtge Assn #323715
  05-01-29                           6.00            68,079                  68,670
Federal Natl Mtge Assn #545869
  07-01-32                           6.50           100,228                 102,837
Federal Natl Mtge Assn #545874
  08-01-32                           6.50           121,500                 124,724
Federal Natl Mtge Assn #555340
  04-01-33                           5.50           130,887                 128,721
Federal Natl Mtge Assn #555528
  04-01-33                           6.00           399,234                 401,583
Federal Natl Mtge Assn #615135
  11-01-16                           6.00           156,349                 158,785
Federal Natl Mtge Assn #645569
  06-01-32                           7.00           309,285                 321,808
Federal Natl Mtge Assn #650009
  09-01-31                           7.50            16,316                  17,116
Federal Natl Mtge Assn #667604
  10-01-32                           5.50           173,109                 170,100
Federal Natl Mtge Assn #677089
  01-01-33                           5.50           153,013                 150,354
Federal Natl Mtge Assn #677695
  02-01-33                           6.50           273,310                 280,213
Federal Natl Mtge Assn #683116
  02-01-33                           6.00           260,399                 261,931
Federal Natl Mtge Assn #704610
  06-01-33                           5.50           155,197                 152,448
Federal Natl Mtge Assn #720378
  06-01-18                           4.50            55,485                  53,566
Federal Natl Mtge Assn #724867
  06-01-18                           5.00            89,968                  88,528
Federal Natl Mtge Assn #725232
  03-01-34                           5.00           373,803                 357,830
Federal Natl Mtge Assn #725284
  11-01-18                           7.00            23,918                  24,752
Federal Natl Mtge Assn #725424
  04-01-34                           5.50         1,922,213               1,888,160
Federal Natl Mtge Assn #725425
  04-01-34                           5.50           399,749                 392,722
Federal Natl Mtge Assn #725431
  08-01-15                           5.50            72,987                  73,105
Federal Natl Mtge Assn #725719
  07-01-33                           4.85            70,842(h)               69,763
Federal Natl Mtge Assn #725773
  09-01-34                           5.50           507,067                 497,683
Federal Natl Mtge Assn #735212
  12-01-34                           5.00           514,866                 492,422

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 17 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #735841
  11-01-19                           4.50%         $764,547                $736,863
Federal Natl Mtge Assn #743455
  10-01-18                           5.50           164,361                 164,387
Federal Natl Mtge Assn #743579
  11-01-33                           5.50            92,669                  91,027
Federal Natl Mtge Assn #745079
  12-01-20                           5.00           536,915                 526,432
Federal Natl Mtge Assn #745355
  03-01-36                           5.00         1,052,469               1,005,570
Federal Natl Mtge Assn #753074
  12-01-28                           5.50           124,227                 122,364
Federal Natl Mtge Assn #759330
  01-01-19                           6.50           107,801                 110,335
Federal Natl Mtge Assn #759342
  01-01-34                           6.50            85,868                  87,970
Federal Natl Mtge Assn #761031
  01-01-34                           5.00           167,492                 160,710
Federal Natl Mtge Assn #763754
  02-01-29                           5.50           134,203                 132,111
Federal Natl Mtge Assn #763798
  03-01-34                           5.50           221,112                 217,282
Federal Natl Mtge Assn #765760
  02-01-19                           5.00           139,229                 136,859
Federal Natl Mtge Assn #785506
  06-01-34                           5.00           656,712                 628,084
Federal Natl Mtge Assn #791447
  10-01-34                           6.00           302,106                 303,213
Federal Natl Mtge Assn #815264
  05-01-35                           5.22           273,775(h)              273,286
Federal Natl Mtge Assn #829227
  08-01-35                           6.00           449,567                 450,623
Federal Natl Mtge Assn #831870
  11-01-36                           6.50           689,853                 702,512
Federal Natl Mtge Assn #872916
  06-01-36                           6.50           262,296                 268,420
Federal Natl Mtge Assn #878661
  02-01-36                           5.50           368,510                 359,503
Federal Natl Mtge Assn #881629
  02-01-36                           5.50           361,683                 352,844
Federal Natl Mtge Assn #886291
  07-01-36                           7.00           167,302                 173,345
Federal Natl Mtge Assn #888414
  11-01-35                           5.00           466,022                 445,256
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          11.04           410,241(g)               98,571
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.59           471,668(g)              124,402
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                           9.47           703,120(g,m)             52,622

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.84%         $107,057(h)             $102,938
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           5.40           305,673(h)              282,397
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                           6.41            17,162(d)               16,991
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
  05-25-37                           6.36           315,375(h)              314,817
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65            10,174(d)               10,123
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50           463,395                 471,271
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00            88,573                  86,303
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
  05-25-34                           6.00            68,758                  68,058
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00            40,101                  39,577
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00            62,883                  60,717
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
  04-25-35                           5.50           300,000                 275,472
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
  04-25-37                           5.31           322,038(i)              318,484
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00           497,480                 490,914
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00           138,158                 140,786
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50           203,932                 197,372

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50%         $195,238                $185,597
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29           105,022(h)              104,495
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                           5.38            23,792(h)               23,755
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.94           114,112(h)              114,301
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00           273,624                 259,256
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50           173,948                 169,490
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-16 Cl 1A1
  12-25-18                           4.75           746,446                 719,497
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.03           108,827(h)              109,276
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11           238,667(h)              234,882
                                                                    ---------------
Total                                                                    39,531,656
-----------------------------------------------------------------------------------

BANKING (2.0%)
JPMorgan Chase & Co
 Sub Nts
  10-01-15                           5.15           365,000                 349,992
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00           310,000                 313,005
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63           260,000                 249,916
Popular North America
 Sr Nts
  10-01-08                           3.88           845,000                 829,707
                                                                    ---------------
Total                                                                     1,742,620
-----------------------------------------------------------------------------------

BROKERAGE (1.0%)
Discover Financial Services
  06-12-17                           6.45           115,000(d)              110,131
Lehman Brothers Holdings
 Sr Nts
  07-19-12                           6.00           375,000                 380,812

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 18 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
BROKERAGE (CONT.)

Lehman Brothers Holdings
Sr Unsecured
  09-26-14                           6.20%         $370,000                $371,466
                                                                    ---------------
Total                                                                       862,409
-----------------------------------------------------------------------------------

ELECTRIC (2.6%)
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00            40,000                  38,849
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80           360,000(j)              358,284
Duke Energy Carolinas LLC
 Sr Unsub Series D
  03-01-10                           7.38           260,000                 272,115
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60           130,000(j)              127,974
Exelon
  06-15-10                           4.45           365,000                 356,924
Exelon Generation LLC
 Sr Unsecured
  10-01-17                           6.20           195,000                 195,157
Florida Power
 1st Mtge
  09-15-37                           6.35           125,000                 127,396
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05           150,000(j)              143,303
Metropolitan Edison
 Sr Nts
  03-15-10                           4.45            40,000                  39,454
Northern States Power
 Sr Nts
  08-01-09                           6.88           120,000                 123,851
Pacificorp
 1st Mtge
  10-15-37                           6.25           165,000(b)              166,361
Portland General Electric
  03-15-10                           7.88            70,000                  74,654
Potomac Electric Power
 Secured
  06-01-35                           5.40            75,000                  66,312
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88            70,000                  72,194
Xcel Energy
 Sr Nts
  07-01-08                           3.40            90,000                  88,805
                                                                    ---------------
Total                                                                     2,251,633
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.7%)
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88           915,000(d)              902,172
ConAgra Foods
 Sr Unsecured
  09-15-11                           6.75           105,000                 109,756
HJ Heinz
  12-01-08                           6.43           190,000(d)              193,006

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
FOOD AND BEVERAGE (CONT.)
Molson Coors Capital Finance
  09-22-10                           4.85%         $330,000(c)             $324,934
                                                                    ---------------
Total                                                                     1,529,868
-----------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00            95,000                  93,255
-----------------------------------------------------------------------------------

GAS PIPELINES (0.7%)
CenterPoint Energy Resources
  02-15-11                           7.75            90,000                  95,664
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80           180,000                 186,338
Northern Natural Gas
 Sr Unsecured
  02-15-37                           5.80            40,000(d)               37,753
Southern Natural Gas
  04-01-17                           5.90           265,000(d)              257,897
                                                                    ---------------
Total                                                                       577,652
-----------------------------------------------------------------------------------

HEALTH CARE (0.1%)
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30            80,000                  79,961
-----------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.5%)
UnitedHealth Group
  06-15-37                           6.50           165,000(d)              168,252
WellPoint
 Sr Unsub
  01-15-36                           5.85           175,000                 160,980
  06-15-37                           6.38            85,000                  83,151
                                                                    ---------------
Total                                                                       412,383
-----------------------------------------------------------------------------------

HOME CONSTRUCTION (--%)
DR Horton
 Sr Unsub
  04-15-16                           6.50            10,000                   8,759

-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.2%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95           275,000                 272,363
Canadian Natural Resources
  05-15-17                           5.70            70,000(c)               68,332
  03-15-38                           6.25           120,000(c)              115,760
EnCana
  11-01-11                           6.30           205,000(c)              211,911
EnCana
 Sr Nts
  10-15-13                           4.75            45,000(c)               42,845
EnCana
 Sr Unsub
  08-15-37                           6.63            85,000(c)               87,203
XTO Energy
 Sr Unsecured
  06-30-15                           5.30            25,000                  24,034
  08-01-37                           6.75           200,000                 207,574
                                                                    ---------------
Total                                                                     1,030,022
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

INTEGRATED ENERGY (0.1%)
Marathon Oil
  10-01-37                           6.60%         $110,000                $112,902
-----------------------------------------------------------------------------------

MEDIA CABLE (0.7%)
Comcast
  03-15-37                           6.45           420,000                 414,637
Comcast MO of Delaware LLC
  09-01-08                           9.00           200,000                 206,373
                                                                    ---------------
Total                                                                       621,010
-----------------------------------------------------------------------------------

MEDIA NON CABLE (1.9%)
British Sky Broadcasting Group
  02-23-09                           6.88           425,000(c)              434,903
News America
  12-15-35                           6.40           385,000                 371,816
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13           460,000                 456,582
Thomson
  08-15-09                           4.25            75,000(c)               73,666
Thomson
 Sr Unsecured
  10-01-14                           5.70           225,000(b,c)            223,020
Thomson
 Unsecured
  02-01-08                           5.75           130,000(c)              130,162
                                                                    ---------------
Total                                                                     1,690,149

-----------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.2%)
Travelers Companies
 Sr Unsecured
  06-15-37                           6.25           210,000                 203,343
-----------------------------------------------------------------------------------

RAILROADS (0.8%)
Burlington Nothern Santa Fe
  05-01-37                           6.15           175,000                 168,986
Canadian Pacific Railway
  05-15-37                           5.95            95,000(c)               87,719
CSX
  10-15-08                           6.25           130,000                 131,249
  11-01-09                           4.88            50,000                  49,612
CSX
 Sr Nts
  03-15-13                           5.75           245,000                 245,856
                                                                    ---------------
Total                                                                       683,422
-----------------------------------------------------------------------------------

REITS (0.3%)
Brandywine Operating Partnership LP
  05-01-17                           5.70           130,000                 122,498
ERP Operating LP
  06-15-17                           5.75           190,000                 181,687
                                                                    ---------------
Total                                                                       304,185

-----------------------------------------------------------------------------------

RETAILERS (1.2%)
Home Depot
 Sr Unsecured
  12-16-36                           5.88           415,000                 354,476
Kohl's
 Sr Unsecured
  12-15-17                           6.25           240,000                 239,750

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 19 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Core Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
RETAILERS (CONT.)
Macys Retail Holdings
  07-15-09                           4.80%         $455,000                $452,025
                                                                    ---------------
Total                                                                     1,046,251
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.3%)
FedEx
  04-01-09                           3.50           225,000                 219,411
-----------------------------------------------------------------------------------

WIRELINES (4.3%)
AT&T
  03-15-11                           6.25           450,000                 463,060
AT&T
 Sr Unsub
  09-15-09                           4.13           240,000                 236,095
Telecom Italia Capital
  11-15-13                           5.25           360,000(c)              349,379
  11-15-33                           6.38           120,000(c)              115,810
Telefonica Europe
  09-15-10                           7.75           490,000(c)              523,222
TELUS
  06-01-11                           8.00         1,020,000(c)            1,103,862
Verizon New York
 Series A
  04-01-12                           6.88           585,000                 616,242

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELINES (CONT.)
Verizon Pennsylvania
 Series A
  11-15-11                           5.65%         $310,000                $312,496
                                                                    ---------------
Total                                                                     3,720,166
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $89,420,646)                                                     $89,413,022
-----------------------------------------------------------------------------------

MUNICIPAL BONDS (0.4%)
NAME OF
ISSUER AND                         COUPON       PRINCIPAL
TITLE OF ISSUE                      RATE          AMOUNT                   VALUE(A)
TOBACCO
Tobacco Settlement Financing Corporation Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%         $375,000                $348,139
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $374,963)                                                           $348,139
-----------------------------------------------------------------------------------

MONEY MARKET FUND (9.9%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  8,630,984(l)           $8,630,984
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $8,630,984)                                                       $8,630,984
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $98,426,593)(n)                                                  $98,392,145
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b) At Sept. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $11,572,004.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2007, the value of foreign securities represented 4.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $3,617,981 or 4.1% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2007.

(h) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                NOTIONAL AMOUNT
-------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Dec. 2007, 20-year                                  $900,000
U.S. Treasury Note, Dec. 2007, 10-year                               400,000
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 2-year                              1,000,000
U.S. Treasury Note, Dec. 2007, 5-year                              4,700,000

(k) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 20 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Core Bond Fund

(m) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Sept. 30, 2007. At Sept. 30, 2007, the value of inverse floaters represented 0.1% of net assets.

(n) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $98,427,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $581,000
Unrealized depreciation                                              (616,000)
-----------------------------------------------------------------------------
Net unrealized depreciation                                          $(35,000)
-----------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 21 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Diversified Bond Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (99.9%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT              VALUE(A)
FOREIGN AGENCIES (--%)
Pemex Project Funding Master Trust
  06-15-35                           6.63%       $1,670,000(c)          $1,720,895
----------------------------------------------------------------------------------

SOVEREIGN (0.2%)(c)
Republic of Argentina
  09-12-13                           7.00         1,106,000                964,985
Republic of Colombia
  01-27-17                           7.38           985,000              1,071,188
Republic of Indonesia
  10-12-35                           8.50           810,000(d)             955,800
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                          10.25      10,300,000,000            1,180,213
Republic of Philippines
  01-14-31                           7.75           560,000                620,200
Republic of Turkey
  09-26-16                           7.00           590,000                601,063
  04-03-18                           6.75         1,141,000(e)           1,137,727
  03-17-36                           6.88         1,050,000              1,001,438
Republic of Uruguay
  05-17-17                           9.25           876,000              1,038,060
Republic of Venezuela
  10-08-14                           8.50           944,000                946,360
                                                                   ---------------
Total                                                                    9,517,034
----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (14.4%)
Federal Farm Credit Bank
  10-10-08                           4.25         7,115,000              7,095,121
  10-17-12                           4.50        17,155,000             17,065,451
Federal Home Loan Bank
  01-18-08                           4.63        17,110,000             17,094,088
  02-08-08                           4.63        11,985,000             11,971,349
  02-13-08                           5.25        22,300,000             22,323,750
Federal Home Loan Mtge Corp
  09-16-08                           5.00        38,000,000             38,139,346
  07-12-10                           4.13         2,480,000              2,460,549
  03-15-31                           6.75        20,575,000             24,646,731
  04-16-37                           6.00        48,570,000             48,900,567
Federal Natl Mtge Assn
  01-15-08                           4.63        36,450,000             36,445,130
  02-16-12                           5.00        33,470,000             33,975,899
  05-18-12                           4.88        30,760,000             31,083,288
  11-15-30                           6.63        35,655,000             42,012,786
  07-15-37                           5.63        17,920,000             18,604,902
U.S. Treasury
  08-31-09                           4.00        30,665,000(g)          30,679,413
  08-31-12                           4.13         5,820,000              5,796,359
  09-30-12                           4.25        45,500,000(e)          45,539,085
  08-15-17                           4.75         7,473,000              7,573,422
  02-15-26                           6.00        53,735,000             60,854,888
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00        66,034,526(g,o)        65,084,703
                                                                   ---------------
Total                                                                  567,346,826
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

ASSET-BACKED (3.0%)
AmeriCredit Auto Receivables Trust
 Collateralized Mtge Obligation
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49%       $8,200,000(n)          $8,196,359
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84         2,000,000              2,000,000
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.86         7,475,000(d,r)         7,411,210
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
  04-20-11                           6.15         1,975,000(d)           1,982,252
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75         3,400,000              3,412,104
Citibank Credit Card Issuance Trust
 Series 2003-A3 Cl A3
  03-10-10                           3.10           300,000                297,261
Citibank Credit Card Issuance Trust
 Series 2007-A8 Cl A8
  09-20-19                           5.65        10,550,000             10,453,257
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
  07-25-08                           5.62         9,725,000(l)             778,000
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
  02-25-36                           4.92         1,020,000                967,852
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
  10-25-46                           5.69         6,625,000              6,534,357
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
  07-25-36                           5.39         1,401,941(r)           1,365,719
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.29        10,000,000(r)           9,906,250
CPS Auto Trust Series 2007-C A3 (FSA)
  05-15-12                           5.43         8,100,000(d,n)         8,099,407
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78         6,775,000(d,n)         6,816,239
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85         1,800,000(d,n)         1,785,609
Master Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           5.27        10,841,000(r)          10,791,879
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
  08-25-11                           5.89         6,200,000(l)           1,292,979

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88%      $11,400,000(l)          $2,926,722
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
  02-27-12                           5.88        11,633,000(l)           2,827,052
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90         7,263,000(l)           2,020,276
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57         2,755,000              2,728,910
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
  06-25-37                           6.31         1,605,000              1,277,927
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
  06-25-37                           6.66         1,040,000                833,211
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
  06-25-37                           7.01         1,530,000              1,197,454
Residential Asset Securities
 Series 2006-KS1 Cl A2
  02-25-36                           5.27         5,955,000(r)           5,916,852
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.31        14,600,000(r)          14,384,941
SBA CMBS Trust
 Series 2006-1A Cl B
  11-15-36                           5.45         3,750,000(d)           3,737,550
                                                                   ---------------
Total                                                                  119,941,629
----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (12.4%)(f)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           4.87         2,250,000              2,242,630
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45        14,820,000             14,562,852
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                           4.00           236,935                230,983
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
  07-11-42                           4.57         1,790,000              1,756,310
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A2
  01-12-45                           5.33        10,000,000             10,019,100

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 22 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Bear Stearns Commercial Mtge Securities
Series 2007-T26 Cl A4
  01-12-45                           5.47%       $6,700,000             $6,567,809
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
  11-15-30                           5.68        17,400,000             17,755,364
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15         1,555,940(d)           1,541,383
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43         3,741,000              3,668,031
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.70        14,850,000             14,904,828
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23         1,750,000              1,741,158
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
  06-15-31                           7.03         7,896,768              8,079,265
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           6.07         1,425,000(d,r)         1,408,171
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           5.82        16,280,000             16,590,448
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           5.93        11,250,000(d,r)        11,242,530
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
  02-25-37                           6.00        20,465,582(e)          20,543,003
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66         6,700,000              6,786,210
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.72         7,400,000              7,481,485
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
  12-15-35                           6.18        11,825,000             12,115,452
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60         2,825,000              2,716,937
Federal Natl Mtge Assn #385683
  02-01-13                           4.83         3,030,567              2,989,559
Federal Natl Mtge Assn #387486
  07-01-15                           4.70         8,722,036              8,412,976
Federal Natl Mtge Assn #555806
  10-01-13                           5.26           856,574                846,752
Federal Natl Mtge Assn #735390
  03-01-16                           4.81         2,573,667              2,550,452
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77         2,200,000              2,103,692
General Electric Capital Assurance
 Series 2003-1 Cl A3
  05-12-35                           4.77         8,625,000(d)           8,591,553

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88%       $1,625,000             $1,615,394
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                           5.44        51,595,000             50,986,076
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96         3,000,000              2,990,618
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55         5,000,000              5,017,271
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           6.65         8,450,000(d,r)         8,258,543
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                           5.80        14,900,000             15,067,211
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.80         5,350,000              5,326,781
JPMorgan Chase Commercial Mtge Securities
 Series 2003-CB6 Cl A1
  07-12-37                           4.39         2,794,488              2,742,958
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13         2,511,912              2,457,637
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97         1,655,466              1,627,834
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77         5,425,000              5,253,811
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
  05-15-41                           5.09         1,000,000              1,000,063
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
  01-12-37                           4.18         1,950,000              1,918,657
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48         9,176,224              9,019,806
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.18         6,760,000              6,595,981
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48         5,675,000              5,654,895
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49         4,425,000              4,427,378
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79         7,100,000              7,169,864
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20         5,575,000(d)           5,347,963
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42        20,550,000             20,089,220

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
  09-15-31                           4.85%       $3,000,000             $2,951,026
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97         2,200,000              2,109,932
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93         5,775,000              5,709,800
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86         6,725,000              6,872,585
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37         6,245,000              6,109,141
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42         5,075,000              4,971,519
LB-UBS Commercial Mtge Trust
 Series 2007-C6 Cl A4
  07-15-40                           5.86         8,225,000              8,363,648
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34         2,625,000              2,600,132
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59         2,400,000              2,353,968
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80         5,500,000              5,609,524
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
  06-11-49                           5.88         7,250,000              7,453,290
TIAA Retail Commercial Trust
 Series 2007-C4 Cl A3
  08-15-39                           6.10        11,675,000(c)          11,904,749
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08        12,800,000(d)          12,523,867
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94         2,900,000              2,797,929
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09         2,975,000              2,933,725
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl A3
  07-15-45                           5.77        15,931,000             15,997,528
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73         6,000,000              5,981,846
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31        12,575,000             12,328,496
Wachovia Bank Commercial Mtge Trust
 Series 2007-C31 Cl A4
  04-15-47                           5.51        21,700,000             21,342,013
                                                                   ---------------
Total                                                                  490,931,612
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 23 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

MORTGAGE-BACKED (46.6%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69%       $4,525,463(m)          $4,554,064
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.94         5,387,450(m)           5,391,383
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19         7,307,725(m)           7,441,029
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           5.30        12,088,866(m)          11,311,544
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                           5.32        16,110,315(m)          15,810,994
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
  01-25-34                           6.00         2,502,780              2,456,679
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
  01-25-19                           4.75         1,841,886              1,777,997
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
  04-25-34                           6.00         4,555,532              4,534,180
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00        27,464,059             27,146,157
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
  11-25-46                           7.25           884,897(d)             831,803
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
  02-20-36                           5.89         6,023,098(m)           6,045,865
Banc of America Funding
 Series 2007-8 Cl 1A1
  09-25-37                           6.00        19,176,000(e)          18,735,551
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
  08-25-35                           5.09         5,650,000(d,m)         5,419,913
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
  08-25-47                           6.00        17,488,397(m)          17,127,699
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73         7,066,570(l)           1,185,700

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
  07-25-18                           4.75%       $1,689,194             $1,630,601
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
  10-25-33                           5.50        19,129,204             18,512,907
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A2
  05-25-35                           5.38         5,818,752(r)           5,785,496
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
  11-25-35                           5.50         3,199,614              3,228,406
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
  11-25-35                           5.50         3,263,023              3,292,374
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50         6,180,470              6,209,597
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50         2,615,145              2,724,074
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
  02-25-36                           5.50         2,274,939              2,280,006
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00         6,542,631              6,584,346
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00         5,770,922              5,672,667
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
  11-25-36                           6.00        13,075,000             13,272,956
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
  02-25-37                           6.00        16,859,917             17,003,732
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                           6.50        24,900,000             24,557,625
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
  06-25-47                           5.48        12,392,889(r)          11,860,881
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.63        20,780,082(r)          19,009,482

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
  12-25-35                           5.50%      $16,898,899            $16,355,251
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00         3,316,345(d)           3,501,664
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
  03-20-36                           5.36         3,128,557(m)           3,115,323
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB5 Cl 2A2
  09-20-36                           5.89         8,349,877(m)           8,355,722
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50        27,236,586             26,866,338
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
  06-25-47                           6.00        13,293,454(m)          13,059,780
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
  11-25-18                           6.00         1,739,792              1,750,792
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  12-25-34                           6.00        15,908,716             15,729,101
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl A3
  02-25-37                           5.22         6,804,591(r)           6,772,337
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
  06-25-37                           5.24         5,775,997(m)           5,766,768
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
  08-19-45                           4.58        24,115,180(l)             218,544
Federal Home Loan Mtge Corp
  10-01-37                           6.00         2,900,000(e)           2,902,726
Federal Home Loan Mtge Corp
  10-01-37                           6.50        28,000,000(e)          28,498,736
Federal Home Loan Mtge Corp #1J0283
  02-01-37                           5.83        10,327,634(m)          10,409,729
Federal Home Loan Mtge Corp #1J1445
  01-01-37                           5.91        19,376,481(m)          19,550,588
Federal Home Loan Mtge Corp #A27373
  10-01-34                           6.50           570,557                582,586
Federal Home Loan Mtge Corp #A62183
  06-01-37                           6.00         3,136,138              3,139,849
Federal Home Loan Mtge Corp #A62301
  06-01-37                           6.00        15,061,724             15,079,543

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 24 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)

Federal Home Loan Mtge Corp #A62526
  07-01-37                           6.00%       $9,667,855             $9,679,293
Federal Home Loan Mtge Corp #A62953
  07-01-37                           6.00        12,679,158             12,694,158
Federal Home Loan Mtge Corp #A63646
  07-01-37                           6.00         3,259,923              3,263,779
Federal Home Loan Mtge Corp #B11452
  12-01-18                           6.00         1,297,253              1,314,304
Federal Home Loan Mtge Corp #C00356
  08-01-24                           8.00            96,906                102,729
Federal Home Loan Mtge Corp #C02951
  07-01-37                           6.50        24,107,914             24,540,297
Federal Home Loan Mtge Corp #C14412
  09-01-28                           6.00         1,248,432              1,258,808
Federal Home Loan Mtge Corp #C53878
  12-01-30                           5.50           935,985                921,090
Federal Home Loan Mtge Corp #C59161
  10-01-31                           6.00         2,690,946              2,709,555
Federal Home Loan Mtge Corp #C79930
  06-01-33                           5.50         2,429,380              2,385,642
Federal Home Loan Mtge Corp #C80198
  08-01-24                           8.00            55,982                 59,345
Federal Home Loan Mtge Corp #C80253
  01-01-25                           9.00            55,171                 59,730
Federal Home Loan Mtge Corp #C90767
  12-01-23                           6.00         3,678,565              3,711,050
Federal Home Loan Mtge Corp #D95319
  03-01-22                           6.00           407,605                411,593
Federal Home Loan Mtge Corp #D96300
  10-01-23                           5.50           322,409                318,965
Federal Home Loan Mtge Corp #E01127
  02-01-17                           6.50         2,341,442              2,402,304
Federal Home Loan Mtge Corp #E01419
  05-01-18                           5.50         1,333,508              1,333,770
Federal Home Loan Mtge Corp #E97591
  06-01-18                           5.50           321,834                321,935
Federal Home Loan Mtge Corp #E98725
  08-01-18                           5.00         4,208,630              4,139,291
Federal Home Loan Mtge Corp #E99684
  10-01-18                           5.00         3,472,071              3,414,435
Federal Home Loan Mtge Corp #G01108
  04-01-30                           7.00         1,894,928              1,970,801
Federal Home Loan Mtge Corp #G01427
  12-01-31                           6.50           607,414                622,461
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00           499,946                504,336
Federal Home Loan Mtge Corp #G02757
  06-01-36                           5.00        31,396,338             29,998,167
Federal Home Loan Mtge Corp #G30225
  02-01-23                           6.00         4,820,619              4,867,777
Federal Home Loan Mtge Corp #H01724
  09-01-37                           6.00        17,527,767(e)          17,416,164
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64         5,070,815(l)           1,327,920

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                          23.46%         $504,585(l)             $12,530
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          20.00         1,605,552(l)              34,312
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2817 Cl SA
  06-15-32                          14.50         8,093,423(l)             473,713
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
  03-15-22                           7.00           572,491                571,157
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
  02-15-33                           5.50         4,703,583              4,735,554
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
  01-15-18                           6.50         1,735,804              1,788,340
Federal Natl Mtge Assn
  10-01-22                           5.50         8,000,000(e)           7,980,000
  10-01-22                           6.00        11,000,000(e)          11,144,375
  10-01-37                           5.00        68,000,000(e)          64,854,999
  10-01-37                           5.50         9,000,000(e)           8,814,375
  10-01-37                           6.00        92,950,000(e)          93,066,187
  10-01-37                           7.00        43,000,000(e)          44,357,079
Federal Natl Mtge Assn #125032
  11-01-21                           8.00            22,360                 23,605
Federal Natl Mtge Assn #125474
  02-01-27                           7.50           578,375                606,970
Federal Natl Mtge Assn #190353
  08-01-34                           5.00        11,307,823             10,814,883
Federal Natl Mtge Assn #190899
  04-01-23                           8.50           218,444                231,009
Federal Natl Mtge Assn #190988
  06-01-24                           9.00           241,963                258,548
Federal Natl Mtge Assn #253883
  08-01-16                           6.00           543,090                551,551
Federal Natl Mtge Assn #254224
  02-01-17                           7.00           799,932                827,623
Federal Natl Mtge Assn #254560
  11-01-32                           5.00         2,859,552              2,741,049
Federal Natl Mtge Assn #254675
  01-01-23                           6.50           137,195                140,862
Federal Natl Mtge Assn #254916
  09-01-23                           5.50         3,840,021              3,800,112
Federal Natl Mtge Assn #255788
  06-01-15                           5.50         4,313,319              4,362,410
Federal Natl Mtge Assn #256171
  03-01-26                           6.00        21,083,337             21,198,301
Federal Natl Mtge Assn #256339
  07-01-36                           5.50        20,309,062             19,812,709

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #303727
  02-01-11                           6.00%          $61,781                $62,500
Federal Natl Mtge Assn #442411
  11-01-28                           6.50         1,011,643              1,039,274
Federal Natl Mtge Assn #445254
  12-01-13                           5.50         1,577,536              1,580,103
Federal Natl Mtge Assn #446964
  10-01-28                           6.00         3,297,682              3,326,308
Federal Natl Mtge Assn #450370
  01-01-29                           6.50         1,585,185              1,628,482
Federal Natl Mtge Assn #484820
  04-01-14                           5.50             8,578                  8,592
Federal Natl Mtge Assn #50553
  04-01-22                           8.00            78,976                 83,428
Federal Natl Mtge Assn #510587
  08-01-29                           7.00           102,254                106,545
Federal Natl Mtge Assn #545339
  11-01-31                           6.50            86,013                 88,442
Federal Natl Mtge Assn #545342
  04-01-13                           7.00           504,671                508,414
Federal Natl Mtge Assn #545869
  07-01-32                           6.50         1,282,917              1,316,315
Federal Natl Mtge Assn #545885
  08-01-32                           6.50         2,719,021              2,823,540
Federal Natl Mtge Assn #545910
  08-01-17                           6.00         1,452,758              1,477,646
Federal Natl Mtge Assn #555375
  04-01-33                           6.00         8,229,838              8,300,193
Federal Natl Mtge Assn #555376
  04-01-18                           4.50           181,297                175,028
Federal Natl Mtge Assn #555458
  05-01-33                           5.50        10,265,092             10,088,635
Federal Natl Mtge Assn #555528
  04-01-33                           6.00        22,536,241             22,668,846
Federal Natl Mtge Assn #555734
  07-01-23                           5.00         3,074,786              2,974,569
Federal Natl Mtge Assn #555740
  08-01-18                           4.50         1,678,045              1,625,672
Federal Natl Mtge Assn #576603
  03-01-15                           6.00         2,575,519              2,614,287
Federal Natl Mtge Assn #606882
  10-01-31                           7.00           458,733                477,703
Federal Natl Mtge Assn #609621
  11-01-31                           7.00         2,214,254              2,305,821
Federal Natl Mtge Assn #617746
  08-01-32                           6.50           175,275                179,511
Federal Natl Mtge Assn #626720
  01-01-17                           6.00           137,742                139,888
Federal Natl Mtge Assn #630599
  05-01-32                           7.00         3,008,921              3,130,755
Federal Natl Mtge Assn #634367
  03-01-17                           6.50           837,193                854,877
Federal Natl Mtge Assn #646938
  06-01-32                           7.00         1,379,653              1,435,517
Federal Natl Mtge Assn #647549
  08-01-17                           6.00         1,327,298              1,347,837
Federal Natl Mtge Assn #650159
  10-01-32                           6.50         2,227,512              2,294,362
Federal Natl Mtge Assn #652600
  02-01-18                           5.50         5,506,078              5,510,570

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 25 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #667604
  10-01-32                           5.50%       $5,621,918             $5,524,209
Federal Natl Mtge Assn #667721
  03-01-33                           6.00         1,703,157              1,715,308
Federal Natl Mtge Assn #667787
  02-01-18                           5.50           687,680                687,593
Federal Natl Mtge Assn #669925
  09-01-17                           6.50         1,982,704              2,035,057
Federal Natl Mtge Assn #670382
  09-01-32                           6.00         5,267,459              5,298,453
Federal Natl Mtge Assn #670387
  08-01-32                           7.00           688,930                717,919
Federal Natl Mtge Assn #672289
  12-01-17                           5.50           379,950                380,315
Federal Natl Mtge Assn #678028
  09-01-17                           6.00           473,563                480,891
Federal Natl Mtge Assn #683116
  02-01-33                           6.00           260,399                261,931
Federal Natl Mtge Assn #684585
  02-01-33                           5.50           490,792                482,541
Federal Natl Mtge Assn #684586
  03-01-33                           6.00         1,514,428              1,525,312
Federal Natl Mtge Assn #684601
  03-01-33                           6.00         1,102,330              1,112,777
Federal Natl Mtge Assn #687051
  01-01-33                           6.00         5,228,444              5,232,179
Federal Natl Mtge Assn #687736
  02-01-33                           5.50         2,617,013              2,570,652
Federal Natl Mtge Assn #688691
  03-01-33                           5.50           525,586                516,275
Federal Natl Mtge Assn #689093
  07-01-28                           5.50         1,437,659              1,416,097
Federal Natl Mtge Assn #694316
  03-01-18                           5.50         1,557,725              1,559,000
Federal Natl Mtge Assn #694546
  03-01-33                           5.50         1,539,678              1,512,402
Federal Natl Mtge Assn #694628
  04-01-33                           5.50         2,130,113              2,095,021
Federal Natl Mtge Assn #694795
  04-01-33                           5.50         2,739,996              2,694,696
Federal Natl Mtge Assn #694988
  03-01-33                           5.50         5,351,832              5,260,807
Federal Natl Mtge Assn #695202
  03-01-33                           6.50         1,788,609              1,830,275
Federal Natl Mtge Assn #705096
  06-01-18                           5.00           406,972                400,362
Federal Natl Mtge Assn #709901
  06-01-18                           5.00         2,525,483              2,484,663
Federal Natl Mtge Assn #711501
  05-01-33                           5.50         1,285,679              1,264,722
Federal Natl Mtge Assn #720378
  06-01-18                           4.50         3,233,726              3,121,904
Federal Natl Mtge Assn #723687
  08-01-28                           5.50         2,125,528              2,093,650
Federal Natl Mtge Assn #725232
  03-01-34                           5.00        11,587,896             11,092,714
Federal Natl Mtge Assn #725284
  11-01-18                           7.00            76,537                 79,207
Federal Natl Mtge Assn #725424
  04-01-34                           5.50        43,682,953             42,909,092

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #725425
  04-01-34                           5.50%      $13,591,477            $13,352,530
Federal Natl Mtge Assn #725684
  05-01-18                           6.00         4,439,920              4,511,722
Federal Natl Mtge Assn #725719
  07-01-33                           4.85         3,010,758(m)           2,964,934
Federal Natl Mtge Assn #725773
  09-01-34                           5.50        16,892,583             16,579,963
Federal Natl Mtge Assn #725813
  12-01-33                           6.50         6,352,387              6,500,366
Federal Natl Mtge Assn #726940
  08-01-23                           5.50            51,734                 51,279
Federal Natl Mtge Assn #730153
  08-01-33                           5.50           513,609                504,510
Federal Natl Mtge Assn #730231
  08-01-23                           5.50         5,863,580              5,802,639
Federal Natl Mtge Assn #731075
  07-01-18                           5.50           119,947                119,962
Federal Natl Mtge Assn #731417
  09-01-18                           5.50         1,373,487              1,374,249
Federal Natl Mtge Assn #732094
  08-01-18                           5.50            80,675                 80,785
Federal Natl Mtge Assn #735212
  12-01-34                           5.00        24,190,201             23,135,681
Federal Natl Mtge Assn #735224
  02-01-35                           5.50        39,081,085             38,388,749
Federal Natl Mtge Assn #735841
  11-01-19                           4.50         8,155,172              7,859,873
Federal Natl Mtge Assn #737330
  09-01-18                           5.50         1,129,632              1,130,072
Federal Natl Mtge Assn #742840
  10-01-18                           5.50         1,079,505              1,079,894
Federal Natl Mtge Assn #743262
  10-01-18                           5.00         2,506,747              2,465,194
Federal Natl Mtge Assn #743455
  10-01-18                           5.50         3,960,017              3,960,644
Federal Natl Mtge Assn #745275
  02-01-36                           5.00        30,290,647             28,940,873
Federal Natl Mtge Assn #745278
  06-01-19                           4.50        15,497,642             14,961,735
Federal Natl Mtge Assn #745283
  01-01-36                           5.50        50,017,490             49,050,831
Federal Natl Mtge Assn #745355
  03-01-36                           5.00         8,134,707              7,772,218
Federal Natl Mtge Assn #745392
  12-01-20                           4.50        39,553,153             38,120,930
Federal Natl Mtge Assn #745563
  08-01-34                           5.50        14,148,190             13,897,550
Federal Natl Mtge Assn #747584
  11-01-28                           5.50         3,562,490              3,509,061
Federal Natl Mtge Assn #753919
  12-01-33                           4.95         3,093,916(m)           3,044,789
Federal Natl Mtge Assn #756844
  02-01-19                           5.00         1,994,931              1,959,023
Federal Natl Mtge Assn #759342
  01-01-34                           6.50           669,773                686,164
Federal Natl Mtge Assn #761031
  01-01-34                           5.00           446,644                428,559
Federal Natl Mtge Assn #763703
  04-01-34                           5.50        24,352,979             23,902,294

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #765758
  02-01-19                           5.00%       $2,394,935             $2,354,168
Federal Natl Mtge Assn #765760
  02-01-19                           5.00           242,138                238,016
Federal Natl Mtge Assn #776962
  04-01-29                           5.00         8,302,426              7,966,245
Federal Natl Mtge Assn #776987
  04-01-29                           5.00           270,581                259,625
Federal Natl Mtge Assn #779676
  06-01-34                           5.00        23,251,959             22,238,340
Federal Natl Mtge Assn #785738
  11-01-19                           5.00         8,697,642              8,541,091
Federal Natl Mtge Assn #797232
  09-01-34                           5.50        15,345,468             15,061,479
Federal Natl Mtge Assn #811114
  02-01-35                           5.50        19,303,677             18,930,607
Federal Natl Mtge Assn #833731
  07-01-20                           5.00        15,272,173             14,973,982
Federal Natl Mtge Assn #837258
  09-01-35                           4.93         1,964,422(m)           1,971,160
Federal Natl Mtge Assn #878661
  02-01-36                           5.50        14,126,207             13,780,963
Federal Natl Mtge Assn #881629
  02-01-36                           5.50        10,421,291             10,166,594
Federal Natl Mtge Assn #883201
  07-01-36                           6.50         3,478,348              3,555,199
Federal Natl Mtge Assn #885871
  06-01-36                           7.00         5,043,192              5,232,105
Federal Natl Mtge Assn #886404
  08-01-36                           6.50        10,137,209             10,323,228
Federal Natl Mtge Assn #886464
  08-01-36                           6.50         5,246,223              5,342,492
Federal Natl Mtge Assn #887096
  07-01-36                           5.81        11,368,946(m)          11,424,643
Federal Natl Mtge Assn #887589
  07-01-36                           6.50         6,930,081              7,074,534
Federal Natl Mtge Assn #888414
  11-01-35                           5.00         7,420,892              7,090,211
Federal Natl Mtge Assn #940811
  07-01-37                           6.50        10,100,138             10,284,443
Federal Natl Mtge Assn #949090
  09-01-37                           6.50        14,996,895(e)          15,158,078
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                          63.85           126,580(l)                 611
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          11.04        17,735,306(l)           4,261,382
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85         1,557,619(l)             284,126

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 26 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)

Federal Natl Mtge Assn
Collateralized Mtge Obligation
Interest Only
Series 2004-84 Cl GI
  12-25-22                           9.48%       $1,465,043(l)            $214,245
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.59        12,058,507(l)           3,180,431
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                           9.47        29,790,094(l,s)         2,229,491
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00         1,365,380              1,448,857
Govt Natl Mtge Assn #604708
  10-15-33                           5.50         3,454,805              3,411,433
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
  08-20-32                          11.49         2,691,001(l)             515,706
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                          22.03           504,866(l)              46,956
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
  01-19-36                           5.84         3,330,670(m)           3,202,496
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-12 Cl 2A11
  01-19-38                           5.59        10,606,073(m)          10,556,372
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           5.40        11,335,075(m)          10,471,948
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-10 Cl N1
  11-19-36                           6.41           650,264(d)             643,761
Harborview Nim
 Collateralized Mtge Obligation
 Series 2006-7A Cl N1
  09-19-36                           6.41            56,839(d)              56,555
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
  04-25-35                           4.50        49,163,481(l)             307,272
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
  12-25-35                           5.85         4,547,784(m)           4,452,743

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR35 Cl 2A2
  01-25-37                           5.23%       $6,563,727(m)          $6,540,491
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
  05-25-37                           6.36        13,706,687(m)          13,682,426
IndyMac Index Nim
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl N1
  06-25-46                           6.65           297,586(d)             296,099
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-2N Cl A1
  02-27-46                           7.00           381,285(d)             380,212
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25         1,330,797(d)           1,282,594
Lehman XS Net Interest Margin Nts
 Series 2006-AR8 Cl A1
  10-28-46                           6.25           303,245(d)             302,297
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
  05-25-37                           6.50        29,519,198             30,020,892
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
  02-25-19                           5.00         2,983,494              2,907,051
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
  08-25-19                           5.00         2,063,672              2,036,699
Master Alternative Loans Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
  09-25-19                           5.00         2,892,608              2,792,986
Mastr Asset Securitization Trust
 Collateralized Mtge Obligation
 Series 2004-10 Cl 1A1
  10-25-19                           4.50        14,786,850             14,172,279
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
  04-25-37                           5.31        13,226,578(r)          13,080,582
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00        23,879,059             23,563,855
Rali NIM
 Collateralized Mtge Obligation
 Series 2006-QO4 Cl N1
  04-25-46                           6.05           300,907(d)             298,650
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
  03-25-36                           6.00         3,907,906              3,982,219

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MORTGAGE-BACKED (CONT.)
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
  06-25-36                           5.94%       $6,985,781(m)          $6,862,984
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
  10-25-33                           5.50        10,049,763              9,726,490
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
  12-25-35                           7.10        21,544,635(l)             134,654
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
  07-25-19                           4.50         2,082,533              1,979,697
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
  12-25-35                           5.29         7,162,492(m)           7,126,553
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR8 Cl 2AB1
  07-25-45                           5.38           695,530(m)             694,438
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
  09-25-36                           5.94         5,020,935(m)           5,029,239
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
  02-25-46                           5.98         9,143,590(m)           8,875,317
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00         8,721,232              8,263,280
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
  12-25-35                           5.50        18,194,772             17,611,104
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50         6,830,348              6,655,321
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-16 Cl 1A1
  12-25-18                           4.75        19,727,506             19,015,286
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
  09-25-36                           6.02         4,788,378(m)           4,808,163
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
  03-25-36                           5.11         8,743,874(m)           8,605,222
                                                                   ---------------
Total                                                                1,850,648,462
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 27 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

AEROSPACE & DEFENSE (0.2%)
Communications & Power Inds
  02-01-12                           8.00%         $235,000               $239,113
DRS Technologies
  11-01-13                           6.88         1,830,000              1,830,000
  02-01-18                           7.63         2,370,000              2,417,400
L-3 Communications
  01-15-15                           5.88         1,880,000              1,804,800
L-3 Communications
 Series B
  10-15-15                           6.38         2,080,000              2,043,600
TransDigm
  07-15-14                           7.75           245,000                247,450
                                                                   ---------------
Total                                                                    8,582,363
----------------------------------------------------------------------------------

BANKING (2.3%)
JPMorgan Chase & Co
 Sub Nts
  10-01-15                           5.15        16,170,000             15,505,106
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00        12,030,000             12,146,619
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63        21,975,000             21,122,699
Popular North America
 Sr Nts
  10-01-08                           3.88        38,456,000             37,760,023
Regions Bank
 Sub Nts
  06-26-37                           6.45         5,640,000              5,813,430
                                                                   ---------------
Total                                                                   92,347,877
----------------------------------------------------------------------------------

BROKERAGE (1.0%)
Discover Financial Services
  06-12-17                           6.45         5,195,000(d)           4,975,044
Lehman Brothers Holdings
 Sr Nts
  07-19-12                           6.00        16,820,000             17,080,726
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20        16,755,000             16,821,367
                                                                   ---------------
Total                                                                   38,877,137
----------------------------------------------------------------------------------

CHEMICALS (0.3%)
NALCO
 Sr Unsecured
  11-15-11                           7.75         7,965,000              8,124,300
NewMarket
  12-15-16                           7.13         2,375,000              2,303,750
                                                                   ---------------
Total                                                                   10,428,050
----------------------------------------------------------------------------------

CONSUMER PRODUCTS (--%)
Visant
  10-01-12                           7.63           360,000                366,300
----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.1%)
Baldor Electric
  02-15-17                           8.63         5,050,000              5,302,500
----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

ELECTRIC (3.1%)
CMS Energy
 Sr Unsub
  07-17-17                           6.55%       $3,590,000             $3,481,582
Consumers Energy
 1st Mtge Series F
  05-15-10                           4.00         2,085,000              2,025,019
Consumers Energy
 1st Mtge Series H
  02-17-09                           4.80        15,310,000             15,236,986
Duke Energy Carolinas LLC
 Sr Unsub Series D
  03-01-10                           7.38        11,675,000             12,219,032
Entergy Gulf States
 1st Mtge
  06-01-08                           3.60         5,755,000              5,665,297
Exelon
  06-15-10                           4.45        16,710,000             16,340,274
Exelon Generation LLC
 Sr Unsecured
  10-01-17                           6.20         8,845,000              8,852,129
Florida Power
 1st Mtge
  09-15-37                           6.35         5,730,000              5,839,815
Indiana Michigan Power
 Sr Nts
  03-15-37                           6.05         7,020,000              6,706,557
IPALCO Enterprises
 Secured
  11-14-08                           8.38           265,000                270,300
  11-14-11                           8.63         1,765,000              1,866,488
Majapahit Holding
  10-17-16                           7.75           620,000(c,d)           627,750
Metropolitan Edison
 Sr Nts
  03-15-10                           4.45         1,915,000              1,888,870
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56           107,689                115,227
Nevada Power
 Series M
  03-15-16                           5.95         3,065,000              2,995,605
Northern States Power
 Sr Nts
  08-01-09                           6.88         5,240,000              5,408,178
NRG Energy
  02-01-14                           7.25           575,000                576,438
  01-15-17                           7.38         1,035,000              1,035,000
Pacificorp
 1st Mtge
  10-15-37                           6.25         7,675,000(e)           7,738,319
Portland General Electric
  03-15-10                           7.88         3,100,000              3,306,116
Potomac Electric Power
 Secured
  06-01-35                           5.40         3,310,000              2,926,583
Public Service Company of Colorado
 Sr Nts Series A
  07-15-09                           6.88         4,295,000              4,429,592

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
ELECTRIC (CONT.)
Sierra Pacific Power
 Series M
  05-15-16                           6.00%      $13,140,000            $12,855,125
Xcel Energy
 Sr Nts
  07-01-08                           3.40         1,395,000              1,376,474
                                                                   ---------------
Total                                                                  123,782,756
----------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
United Artists Theatre Circuit
 Pass-Through Ctfs
  07-01-15                           9.30         2,116,669(j,k)         2,201,336
----------------------------------------------------------------------------------

ENVIRONMENTAL (--%)
Allied Waste North America
 Secured
  06-01-17                           6.88         1,580,000              1,587,900
----------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.8%)
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88        41,375,000(d)          40,794,963
ConAgra Foods
 Sr Unsecured
  09-15-11                           6.75         4,620,000              4,829,254
Cott Beverages USA
  12-15-11                           8.00         3,250,000              3,201,250
Del Monte
  02-15-15                           6.75           510,000                489,600
HJ Heinz
  12-01-08                           6.43         8,595,000(d)           8,730,973
Molson Coors Capital Finance
  09-22-10                           4.85        15,570,000(c)          15,330,954
                                                                   ---------------
Total                                                                   73,376,994
----------------------------------------------------------------------------------

GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                           8.00           380,000                387,600
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63           680,000                666,400
                                                                   ---------------
Total                                                                    1,054,000
----------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Atmos Energy
 Sr Unsub
  10-15-09                           4.00         4,130,000              4,054,140
----------------------------------------------------------------------------------

GAS PIPELINES (1.0%)
CenterPoint Energy Resources
  02-15-11                           7.75         3,990,000              4,241,095
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80        13,525,000             14,001,255
El Paso
 Sr Sub Nts
  06-15-14                           6.88         1,905,000              1,922,604
Northern Natural Gas
 Sr Unsecured
  02-15-37                           5.80         1,995,000(d)           1,882,923

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 28 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
GAS PIPELINES (CONT.)
Northwest Pipeline
Sr Unsecured
  04-15-17                           5.95%       $1,800,000             $1,741,500
Southern Natural Gas
  04-01-17                           5.90         7,485,000(d)           7,284,364
Southern Star Central
 Sr Nts
  03-01-16                           6.75         1,535,000              1,467,844
Transcontinental Gas Pipe Line
 Series B
  08-15-11                           7.00           910,000                944,125
Transcontinental Gas Pipe Line
 Sr Unsecured
  04-15-16                           6.40         3,776,000              3,794,880
Williams Companies
 Sr Nts
  07-15-19                           7.63         2,679,000              2,869,879
Williams Companies
 Sr Unsecured
  09-01-21                           7.88           375,000                407,813
                                                                   ---------------
Total                                                                   40,558,282
----------------------------------------------------------------------------------

HEALTH CARE (0.2%)
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30         4,145,000              4,142,969
Omnicare
  12-15-13                           6.75         2,180,000              2,032,850
  12-15-15                           6.88           375,000                346,875
                                                                   ---------------
Total                                                                    6,522,694
----------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.5%)
UnitedHealth Group
  06-15-37                           6.50         7,465,000(d)           7,612,135
WellPoint
 Sr Unsub
  01-15-36                           5.85         7,675,000              7,060,110
  06-15-37                           6.38         3,745,000              3,663,546
                                                                   ---------------
Total                                                                   18,335,791
----------------------------------------------------------------------------------

HOME CONSTRUCTION (--%)
DR Horton
 Sr Unsub
  04-15-16                           6.50           400,000                350,360
----------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.4%)
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95        12,485,000             12,365,256
Canadian Natural Resources
  05-15-17                           5.70         3,500,000(c)           3,416,620
  03-15-38                           6.25         5,410,000(c)           5,218,865
Chesapeake Energy
  07-15-13                           7.63           400,000                418,500
  01-15-16                           6.63         5,774,000              5,745,130
  08-15-17                           6.50           620,000                602,950
  01-15-18                           6.25           970,000                936,050
Denbury Resources
  04-01-13                           7.50           265,000                270,963

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
INDEPENDENT ENERGY (CONT.)
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50%         $220,000               $225,500
EnCana
  11-01-11                           6.30         9,260,000(c)           9,572,173
EnCana
 Sr Nts
  10-15-13                           4.75         1,895,000(c)           1,804,267
EnCana
 Sr Unsecured
  08-15-37                           6.63         3,915,000(c)           4,016,449
Forest Oil
 Sr Nts
  06-15-19                           7.25           475,000(d)             475,000
Range Resources
  03-15-15                           6.38           795,000                775,125
  05-15-16                           7.50           160,000                163,200
XTO Energy
 Sr Unsecured
  06-30-15                           5.30         1,660,000              1,595,836
  08-01-37                           6.75         8,975,000              9,314,883
                                                                   ---------------
Total                                                                   56,916,767
----------------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
Marathon Oil
  10-01-37                           6.60         5,550,000              5,696,409
----------------------------------------------------------------------------------

MEDIA CABLE (1.0%)
Comcast
  03-15-37                           6.45        18,690,000             18,451,346
Comcast MO of Delaware LLC
  09-01-08                           9.00        12,500,000             12,898,312
CSC Holdings
 Sr Nts Series B
  07-15-09                           8.13         5,000,000              5,087,500
EchoStar DBS
  10-01-13                           7.00           285,000                291,413
  10-01-14                           6.63           820,000                824,100
  02-01-16                           7.13         1,125,000              1,155,938
Quebecor Media
  03-15-16                           7.75           450,000(c,d,e)         429,750
Videotron Ltee
  01-15-14                           6.88         1,355,000(c)           1,331,288
                                                                   ---------------
Total                                                                   40,469,647
----------------------------------------------------------------------------------

MEDIA NON CABLE (2.1%)
British Sky Broadcasting Group
  02-23-09                           6.88        19,417,000(c)          19,869,455
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                           8.50           335,000                344,213
News America
  12-15-35                           6.40        17,340,000             16,746,226
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75         2,951,000(d)           3,061,663
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                           6.88           815,000                770,175

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
MEDIA NON CABLE (CONT.)
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88%         $428,000               $404,460
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13        20,500,000             20,347,623
Sinclair Broadcast Group
  03-15-12                           8.00            54,000                 55,215
Thomson
  08-15-09                           4.25         3,325,000(c)           3,265,848
Thomson
 Sr Unsecured
  10-01-14                           5.70        10,445,000(c,e)        10,353,084
Thomson
 Unsecured
  02-01-08                           5.75         6,730,000(c)           6,738,399
                                                                   ---------------
Total                                                                   81,956,361
----------------------------------------------------------------------------------

METALS (0.3%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25         6,260,000              6,760,800
  04-01-17                           8.38           650,000                710,125
Peabody Energy
  11-01-16                           7.38         2,310,000              2,437,050
Peabody Energy
 Series B
  03-15-13                           6.88           715,000                722,150
                                                                   ---------------
Total                                                                   10,630,125
----------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Gaz Capital for Gazprom
 Sr Nts
  11-22-16                           6.21           600,000(c,d)           591,000
OPTI Canada
 Secured
  12-15-14                           7.88         3,215,000(c,d)         3,215,000
                                                                   ---------------
Total                                                                    3,806,000
----------------------------------------------------------------------------------

PACKAGING (0.2%)
Ball
  03-15-18                           6.63           310,000                304,575
Crown Americas LLC/Capital
  11-15-13                           7.63         1,156,000(k)           1,186,345
  11-15-15                           7.75         3,020,000              3,118,150
Owens-Brockway Glass Container
  05-15-13                           8.25         5,075,000              5,252,625
                                                                   ---------------
Total                                                                    9,861,695
----------------------------------------------------------------------------------

PAPER (0.2%)
Cascades
 Sr Nts
  02-15-13                           7.25         1,150,000(c)           1,127,000
NewPage
  05-01-12                          10.00         3,150,000              3,315,375
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00         2,930,000              2,878,725
                                                                   ---------------
Total                                                                    7,321,100
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 29 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)


PROPERTY & CASUALTY (0.2%)
Travelers Companies
 Sr Unsecured
  06-15-37                           6.25%       $9,655,000             $9,348,937
----------------------------------------------------------------------------------

RAILROADS (0.8%)
Burlington Nothern Santa Fe
  05-01-37                           6.15         7,935,000              7,662,314
Canadian Pacific Railway
  05-15-37                           5.95         4,600,000(c)           4,247,447
CSX
  10-15-08                           6.25         6,918,000              6,984,482
  11-01-09                           4.88         2,260,000              2,242,440
CSX
 Sr Nts
  03-15-13                           5.75        11,160,000             11,198,992
                                                                   ---------------
Total                                                                   32,335,675
----------------------------------------------------------------------------------

REITS (0.3%)
Brandywine Operating Partnership LP
  05-01-17                           5.70         5,690,000              5,361,630
ERP Operating LP
  06-15-17                           5.75         8,165,000              7,807,781
                                                                   ---------------
Total                                                                   13,169,411
----------------------------------------------------------------------------------

RETAILERS (1.2%)
Home Depot
 Sr Unsecured
  12-16-36                           5.88        18,670,000             15,947,149
Kohl's
 Sr Unsecured
  12-15-17                           6.25        10,650,000             10,638,892
Macys Retail Holdings
  07-15-09                           4.80        20,781,000             20,645,133
                                                                   ---------------
Total                                                                   47,231,174
----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.3%)
FedEx
  04-01-09                           3.50        10,160,000              9,907,615
Hertz
  01-01-14                           8.88         2,645,000              2,724,350
                                                                   ---------------
Total                                                                   12,631,965
----------------------------------------------------------------------------------

WIRELESS (--%)
American Tower
 Sr Nts
  10-15-12                           7.13           160,000                163,600
----------------------------------------------------------------------------------

WIRELINES (4.4%)
AT&T
  03-15-11                           6.25        20,223,000             20,809,912
AT&T
 Sr Unsub
  09-15-09                           4.13        10,665,000             10,491,470
Citizens Communications
 Sr Unsecured
  03-15-19                           7.13           790,000                778,150
Telecom Italia Capital
  11-15-13                           5.25        16,822,000(c)          16,325,717
  11-15-33                           6.38         5,245,000(c)           5,061,871

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)
WIRELINES (CONT.)
Telefonica Europe
  09-15-10                           7.75%      $22,225,000(c)         $23,731,855
TELUS
  06-01-11                           8.00        45,836,000(c)          49,604,543
Verizon New York
 Series A
  04-01-12                           6.88        27,720,000             29,200,387
Verizon Pennsylvania
 Series A
  11-15-11                           5.65        12,533,000             12,633,891
Windstream
  08-01-16                           8.63         6,140,000              6,546,775
  03-15-19                           7.00           535,000                521,625
                                                                   ---------------
Total                                                                  175,706,196
----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $3,969,133,604)                                              $3,975,080,000
----------------------------------------------------------------------------------

MUNICIPAL BONDS (0.4%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                  VALUE(A)

TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                             6.71%    $17,935,000            $16,650,316
----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $17,837,630)                                                    $16,650,316
----------------------------------------------------------------------------------

SENIOR LOANS (2.4%)(p)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)
CHEMICALS (0.1%)
Celanese
 Term Loan
  04-06-14                        5.67-7.11%     $3,413,825(c)          $3,334,454
----------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.2%)
Jarden
 Tranche B Term Loan
  TBD                                   TBD       9,485,000(e,t)         9,289,419
----------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
Aramark
 Letter of Credit
  01-26-14                             5.36         284,441                278,798
Aramark
 Term Loan
  01-20-14                             7.36       4,043,026              3,962,812
Pinnacle Foods Finance
 Term Loan
  04-02-14                        7.94-7.95       2,688,263              2,595,867
                                                                   ---------------
Total                                                                    6,837,477
----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)

GAMING (0.1%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                   TBD      $1,097,975(e,q,t)      $1,043,076
Fontainebleau Las Vegas
 Term Loan
  06-06-14                             8.95%      2,195,949              2,091,642
                                                                   ---------------
Total                                                                    3,134,718
----------------------------------------------------------------------------------

HEALTH CARE (0.6%)
Community Health
 Delayed Draw Term Loan
  TBD                                   TBD         536,427(e,q,t)         526,117
Community Health
 Term Loan
  07-25-14                             7.76       8,133,573              7,977,246
HCA
 Tranche B Term Loan
  01-21-13                             7.61      12,830,525             12,554,926
Vanguard Health System
 Term Loan
  TBD                                   TBD       4,745,000(e,t)         4,587,846
                                                                   ---------------
Total                                                                   25,646,135
----------------------------------------------------------------------------------

LIFE INSURANCE (0.1%)
Asurion
 Term Loan
  07-03-14                             8.36       4,900,000              4,765,250
----------------------------------------------------------------------------------

MEDIA CABLE (0.3%)
Charter Communications
 Term Loan
  03-06-14                             7.13       7,430,000              7,176,117
Univision
 Delayed Draw Term Loan
  TBD                                   TBD         368,154(e,q,t)         350,361
Univision
 Term Loan
  09-23-14                             7.61       5,726,846              5,411,869
                                                                   ---------------
Total                                                                   12,938,347
----------------------------------------------------------------------------------

MEDIA NON CABLE (0.3%)
Idearc
 Term Loan
  TBD                                   TBD       7,805,000(e,t)         7,659,905
Nielsen Finance VNU
 Tranche B Term Loan
  08-09-13                             7.36       5,706,850(c)           5,527,084
                                                                   ---------------
Total                                                                   13,186,989
----------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Dresser
 1st Lien Term Loan
  05-04-14                        7.63-8.01       2,137,985              2,100,570
----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 30 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Diversified Bond Fund

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)

PAPER (0.2%)
Domtar
 Tranche B Term Loan
  03-07-14                             7.19%     $1,615,500(c)          $1,577,940
Georgia Pacific
 Tranche B Term Loan
  TBD                                   TBD       4,992,386(e,t)         4,893,436
                                                                   ---------------
Total                                                                    6,471,376
----------------------------------------------------------------------------------

RETAILERS (--%)
Neiman Marcus Group
 Tranche B Term Loan
  04-06-13                             7.45       1,663,235              1,637,588
----------------------------------------------------------------------------------

TECHNOLOGY (0.1%)
West Corp
 Tranche B Term Loan
  10-24-13                        7.50-7.88       2,479,997              2,427,297
----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)

WIRELINES (0.1%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                             7.61%     $3,500,000             $3,416,875
----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $97,041,078)                                                    $95,186,495
----------------------------------------------------------------------------------

COMMON STOCKS (--%)
ISSUER                                            SHARES                   VALUE(A)
PAPER & FOREST PRODUCTS
Crown Paper Escrow                                3,450,000(b)                   $3
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $--)                                                                      $3
-----------------------------------------------------------------------------------

MONEY MARKET FUND (8.6%)(h)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                340,714,003(i)         $340,714,003
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $340,714,003)                                                   $340,714,003
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,424,726,315)(u)                                            $4,427,630,817
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2007, the value of foreign securities represented 5.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $172,396,190 or 4.3% of net assets.

(e) At Sept. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $428,364,664.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)  At Sept. 30, 2007, security was partially or fully on loan.

(h) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.4% of net assets. 7.2% of net assets is the Fund's cash equivalent position.

(i) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(j) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES               COST
----------------------------------------------------------------------------------------------
United Artists Theatre Circuit 9.30% Pass-Through Ctfs 2015      12-08-95           $2,116,669

(k) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Dec. 2007, 20-year                                     $17,500,000
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 2-year                                   14,800,000
U.S. Treasury Note, Dec. 2007, 5-year                                  108,200,000
U.S. Treasury Note, Dec. 2007, 10-year                                     400,000

(l) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2007.

(m) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

--------------------------------------------------------------------------------

 31 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Diversified Bond Fund

(n) The following abbreviation(s) is (are) used in the portfolio security description(s) to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(o) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(p) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(q) At Sept. 30, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Community Health                                                       $536,427
Fontainebleau Las Vegas                                               1,095,230
Univision                                                               368,154
-------------------------------------------------------------------------------
Total                                                                $1,999,811
-------------------------------------------------------------------------------

(r) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

(s) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Sept. 30, 2007. At Sept. 30, 2007, the value of inverse floaters represented 0.1% of net assets.

(t) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(u) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $4,424,726,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $29,700,000
Unrealized depreciation                                               (26,795,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                            $2,905,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 32 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Diversified Equity Income Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.1%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (1.1%)
Goodrich                                            289,279             $19,737,506
Honeywell Intl                                      463,843              27,584,743
                                                                    ---------------
Total                                                                    47,322,249
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.4%)
United Parcel Service Cl B                          240,379              18,052,463
-----------------------------------------------------------------------------------

AIRLINES (0.5%)
AMR                                                 376,246(b)            8,386,522
Continental Airlines Cl B                           173,027(b)            5,715,082
UAL                                                  61,318(b)            2,853,127
US Airways Group                                    204,571(b)            5,369,989
                                                                    ---------------
Total                                                                    22,324,720
-----------------------------------------------------------------------------------

AUTOMOBILES (1.9%)
Ford Motor                                        5,604,674(b)           47,583,682
General Motors                                      877,965              32,221,316
                                                                    ---------------
Total                                                                    79,804,998
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.2%)
Genentech                                           129,711(b)           10,120,052
-----------------------------------------------------------------------------------

CHEMICALS (3.1%)
Air Products & Chemicals                            150,273              14,690,688
Dow Chemical                                      1,194,814              51,448,691
EI du Pont de Nemours & Co                        1,237,657              61,338,281
                                                                    ---------------
Total                                                                   127,477,660
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.0%)
US Bancorp                                          361,278              11,752,373
Wachovia                                            348,051              17,454,758
Wells Fargo & Co                                    284,322              10,127,550
                                                                    ---------------
Total                                                                    39,334,681
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management                                    435,918              16,451,545
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
Telefonaktiebolaget LM Ericsson ADR                 368,669(c)           14,673,026
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.6%)
Hewlett-Packard                                   1,026,034              51,086,233
IBM                                                 493,261              58,106,146
                                                                    ---------------
Total                                                                   109,192,379
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
Fluor                                               168,718              24,292,018
Insituform Technologies Cl A                        149,928(b)            2,283,403
                                                                    ---------------
Total                                                                    26,575,421
-----------------------------------------------------------------------------------

CONSUMER FINANCE (--%)
Discover Financial Services                          68,655(b)            1,428,024
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED FINANCIAL SERVICES (6.0%)
Bank of America                                   2,170,541            $109,113,096
Citigroup                                         2,336,340             109,036,988
JPMorgan Chase & Co                                 610,374              27,967,337
                                                                    ---------------
Total                                                                   246,117,421
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (8.2%)
AT&T                                              3,898,777             164,957,255
BT Group                                          4,523,184(c)           28,411,088
Deutsche Telekom ADR                              2,930,333(c)           57,522,437
Telefonos de Mexico ADR Series L                  1,138,498(c)           37,422,429
Verizon Communications                            1,111,850              49,232,718
                                                                    ---------------
Total                                                                   337,545,927
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.9%)
Duke Energy                                         492,454               9,203,965
Edison Intl                                         199,951              11,087,283
Exelon                                              317,005              23,889,497
FirstEnergy                                         332,805              21,079,869
FPL Group                                           582,272              35,448,719
Southern                                            574,212              20,832,411
                                                                    ---------------
Total                                                                   121,541,744
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.0%)
ABB ADR                                           1,324,804(c)           34,749,609
Hubbell Cl B                                        119,926               6,850,173
                                                                    ---------------
Total                                                                    41,599,782
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.2%)
Baker Hughes                                        590,722              53,383,547
GlobalSantaFe                                       604,050              45,919,881
Halliburton                                       1,653,874              63,508,762
Schlumberger                                        496,642              52,147,410
                                                                    ---------------
Total                                                                   214,959,600
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Wal-Mart Stores                                     435,044              18,989,671
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Kraft Foods Cl A                                    617,887              21,323,280
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
CIGNA                                               303,859              16,192,646
Health Net                                          231,399(b)           12,507,116
Humana                                              244,644(b)           17,095,723
                                                                    ---------------
Total                                                                    45,795,485
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.4%)
Royal Caribbean Cruises                             429,424              16,760,419
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Whirlpool                                           236,981              21,115,007
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (6.2%)
3M                                                  451,559              42,256,891
General Electric                                  3,687,461             152,660,886
McDermott Intl                                    1,122,754(b)           60,718,536
                                                                    ---------------
Total                                                                   255,636,313
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INSURANCE (14.9%)
ACE                                               1,284,295(c)          $77,789,747
Allstate                                            631,204              36,098,557
American Intl Group                                 564,867              38,213,253
Aon                                                 795,178              35,631,926
Axis Capital Holdings                               587,618(c)           22,864,216
Endurance Specialty Holdings                        636,879(c)           26,462,322
Everest Re Group                                     92,754(c)           10,225,201
Lincoln Natl                                        400,306              26,408,187
Loews                                             1,260,839              60,961,566
Marsh & McLennan Companies                        1,608,529              41,017,490
Montpelier Re Holdings                              966,165(c)           17,101,121
PartnerRe                                           173,186(c)           13,679,962
RenaissanceRe Holdings                              361,466(c)           23,643,491
Safeco                                              320,680              19,632,030
Torchmark                                            47,077               2,933,839
Travelers Companies                               1,518,982              76,465,553
XL Capital Cl A                                   1,056,989(c)           83,713,528
                                                                    ---------------
Total                                                                   612,841,989
-----------------------------------------------------------------------------------

IT SERVICES (0.6%)
Computer Sciences                                   181,667(b)           10,155,185
Electronic Data Systems                             602,883              13,166,965
                                                                    ---------------
Total                                                                    23,322,150
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Eastman Kodak                                       710,505(d)           19,013,114
-----------------------------------------------------------------------------------

MACHINERY (8.7%)
Caterpillar                                       1,466,729             115,035,554
Deere & Co                                          419,643              62,283,414
Eaton                                               506,270              50,140,981
Illinois Tool Works                                 572,568              34,147,956
Ingersoll-Rand Cl A                               1,058,874(c)           57,676,867
Parker Hannifin                                     343,332              38,394,818
                                                                    ---------------
Total                                                                   357,679,590
-----------------------------------------------------------------------------------

MEDIA (1.2%)
Comcast Cl A                                        783,717(b)           18,950,277
Idearc                                              137,074               4,313,719
RH Donnelley                                        190,053(b)           10,646,769
Time Warner                                         936,430              17,192,855
                                                                    ---------------
Total                                                                    51,103,620
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
Alcoa                                               466,925              18,266,106
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Macy's                                              312,047              10,085,359
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.8%)
Dominion Resources                                  213,774              18,021,148
NiSource                                            693,585              13,275,217
                                                                    ---------------
Total                                                                    31,296,365
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.4%)
Anadarko Petroleum                                  252,296              13,560,910
Apache                                              189,804              17,093,748
BP ADR                                              670,033(c)           46,466,789

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 33 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Diversified Equity Income Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Chevron                                             883,436             $82,671,921
ConocoPhillips                                      837,348              73,494,034
Devon Energy                                         84,655               7,043,296
EnCana                                              167,182(c)           10,340,207
Marathon Oil                                        921,965              52,570,444
Petroleo Brasileiro ADR                             509,509(c)           38,467,930
Pioneer Natural Resources                           262,367              11,801,268
Spectra Energy                                      290,573               7,113,227
Total ADR                                           296,285(c)           24,007,974
                                                                    ---------------
Total                                                                   384,631,748
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.5%)
Intl Paper                                        1,181,435              42,378,074
Weyerhaeuser                                        276,857              20,016,761
                                                                    ---------------
Total                                                                    62,394,835
-----------------------------------------------------------------------------------

PHARMACEUTICALS (5.3%)
Abbott Laboratories                                 456,446              24,474,635
Bristol-Myers Squibb                                709,304              20,442,141
Eli Lilly & Co                                      359,906              20,489,449
Johnson & Johnson                                   355,045              23,326,457
Merck & Co                                          923,489              47,735,145
Pfizer                                            1,653,095              40,385,111
Schering-Plough                                     603,019              19,073,491
Wyeth                                               514,086              22,902,531
                                                                    ---------------
Total                                                                   218,828,960
-----------------------------------------------------------------------------------

ROAD & RAIL (0.3%)
Burlington Northern Santa Fe                         76,123               6,178,904
Union Pacific                                        54,828               6,198,854
                                                                    ---------------
Total                                                                    12,377,758
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Intel                                             2,121,541             $54,863,051
STMicroelectronics                                1,157,623(c)           19,390,185
Taiwan Semiconductor Mfg ADR                      2,545,236(c)           25,757,788
                                                                    ---------------
Total                                                                   100,011,024
-----------------------------------------------------------------------------------

SOFTWARE (1.3%)
Microsoft                                         1,752,579              51,630,977
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
Fannie Mae                                          950,823              57,819,547
-----------------------------------------------------------------------------------

TOBACCO (3.5%)
Altria Group                                        892,873              62,081,460
Loews-Carolina Group                                994,344(f)           81,764,907
                                                                    ---------------
Total                                                                   143,846,367
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
Sprint Nextel                                     2,257,512              42,892,728
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,330,705,936)                                               $4,052,184,104
-----------------------------------------------------------------------------------

PREFERRED STOCKS (0.3%)
ISSUER                                            SHARES                   VALUE(A)
Schering-Plough
 6.00% Cv                                            40,000             $11,079,600
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
(Cost: $10,000,000)                                                     $11,079,600
-----------------------------------------------------------------------------------

BONDS (0.4%)
                                                  COUPON             PRINCIPAL
ISSUER                                             RATE                AMOUNT                   VALUE(A)
WIRELINES
Qwest Communications Intl
 Sr Unsecured
  11-15-25                                            3.50%          $11,148,000             $18,338,237
--------------------------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $11,148,000)                                                                          $18,338,237
--------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (2.0%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 82,228,777(g)          $82,228,777
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $82,228,777)                                                     $82,228,777
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,434,082,713)(h)                                            $4,163,830,718
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 16.2% of net assets.

(d)  At Sept. 30, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.3% of net assets. 1.7% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $3,434,083,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $780,048,000
Unrealized depreciation                                               (50,300,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $729,748,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 34 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Emerging Markets Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.0%)(c)
ISSUER                                            SHARES                   VALUE(A)
ARGENTINA (0.4%)
DIVERSIFIED TELECOMMUNICATION SERVICES (--%)
Telecom Argentina ADR                                    14(b)                 $344
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.4%)
IRSA Inversiones y Representaciones GDR             239,446(b)            3,800,008
-----------------------------------------------------------------------------------

BAHAMAS (0.6%)
MARINE
Ultrapetrol Bahamas                                 352,811(b)            5,860,191
-----------------------------------------------------------------------------------

BRAZIL (16.3%)
COMMERCIAL BANKS (0.9%)
Banco do Brasil                                     469,200               7,909,738
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.4%)
Positivo Informatica                                173,293               3,712,069
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Cyrela Brazil Realty                                758,700              10,178,188
Rossi Residencial                                   276,100               7,770,027
                                                                    ---------------
Total                                                                    17,948,215
-----------------------------------------------------------------------------------

IT SERVICES (1.7%)
Redecard                                            821,400(b)           15,265,472
-----------------------------------------------------------------------------------

METALS & MINING (4.2%)
Companhia Vale do Rio Doce ADR                    1,102,868              37,420,311
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.4%)
Petroleo Brasileiro ADR                             520,315              39,283,783
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
Aracruz Celulose ADR                                 91,870               6,760,713
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
Cyrela Commercial Properties Empreendimentos
 e Participacoes                                    590,300(b)              751,584
Even Construtora e Incorporadora                    382,000(b)            3,642,568
Multiplan Empreendimentos Imobiliarios              506,514(b)            6,291,292
                                                                    ---------------
Total                                                                    10,685,444
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Tim Participacoes                                   377,974               2,286,433
Tim Participacoes ADR                               133,160               5,400,969
                                                                    ---------------
Total                                                                     7,687,402
-----------------------------------------------------------------------------------

CHINA (6.9%)
AUTO COMPONENTS (0.6%)
Minth Group                                       3,654,000               5,575,109
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.6%)
China Construction Bank Series H                 25,582,000              23,333,553
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CHINA (CONT.)

OIL, GAS & CONSUMABLE FUELS (3.7%)
China Shenhua Energy Series H                     1,638,000              $9,840,812
CNOOC                                            14,283,000              23,997,322
                                                                    ---------------
Total                                                                    33,838,134
-----------------------------------------------------------------------------------

COLOMBIA (0.4%)
COMMERCIAL BANKS
BanColombia ADR                                      93,186               3,228,895
-----------------------------------------------------------------------------------

EGYPT (0.7%)
CONSTRUCTION & ENGINEERING
Orascom Construction Inds                            79,252               6,698,785
-----------------------------------------------------------------------------------

HONG KONG (11.0%)
CONSTRUCTION MATERIALS (1.3%)
China Natl Building Material Series H             3,524,000              11,605,825
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.1%)
Hong Kong Exchanges and Clearing                    325,500               9,949,416
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.7%)
China Grand Forestry Resources Group             18,282,000(b)            6,044,453
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (2.5%)
Agile Property Holdings                           4,630,000               9,720,784
China Overseas Land & Investment                  5,562,000              12,693,598
                                                                    ---------------
Total                                                                    22,414,382
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Prime Success Intl Group                          5,267,066               4,268,836
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (4.9%)
China Mobile                                      2,746,500              44,978,831
-----------------------------------------------------------------------------------

INDIA (4.2%)
ELECTRICAL EQUIPMENT (0.9%)
Bharat Heavy Electricals                            168,130               8,613,491
-----------------------------------------------------------------------------------

METALS & MINING (1.0%)
Steel Authority of India                          1,764,072               9,190,833
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.3%)
Reliance Inds                                       193,871              11,205,363
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.0%)
Bharti Airtel                                       373,271(b)            8,823,879
-----------------------------------------------------------------------------------

INDONESIA (2.9%)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Telekomunikasi Indonesia                          7,419,000               8,972,952
-----------------------------------------------------------------------------------

GAS UTILITIES (1.1%)
Perusahaan Gas Negara                             7,401,500               9,806,275
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INDONESIA (CONT.)

MARINE (0.4%)
Berlian Laju Tanker                              18,231,000              $3,867,442
-----------------------------------------------------------------------------------

METALS & MINING (0.4%)
Intl Nickel Indonesia                               554,000               3,867,949
-----------------------------------------------------------------------------------

ISRAEL (0.8%)
CHEMICALS
Israel Chemicals                                    818,245               7,624,239
-----------------------------------------------------------------------------------

MALAYSIA (2.1%)
COMMERCIAL BANKS (0.7%)
Bumiputra-Commerce Holdings                       1,907,500               5,994,200
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
KNM Group                                         5,107,300               6,929,729
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.7%)
Genting Group                                     2,710,300               6,407,611
-----------------------------------------------------------------------------------

MEXICO (5.0%)
HOUSEHOLD DURABLES (0.7%)
Consorcio ARA                                       390,200                 522,717
Corporacion GEO Series B                          1,403,700(b)            6,159,799
                                                                    ---------------
Total                                                                     6,682,516
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
Grupo Mexico Series B                             1,041,800               7,478,173
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.5%)
America Movil ADR Series L                          486,891              31,161,024
-----------------------------------------------------------------------------------

NORWAY (0.4%)
FOOD PRODUCTS
Copeinca                                            315,200(b)            4,034,579
-----------------------------------------------------------------------------------

PAKISTAN (0.6%)
COMMERCIAL BANKS
United Bank GDR                                     443,400(b,d,e)        5,244,831
-----------------------------------------------------------------------------------

PERU (1.0%)
METALS & MINING
Hochschild Mining                                 1,124,536               8,720,027
-----------------------------------------------------------------------------------

PHILIPPINE ISLANDS (1.1%)
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Aboitiz Power                                    38,373,080(b)            4,612,970
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Filinvest Land                                  141,635,000(b)            5,486,307
-----------------------------------------------------------------------------------

RUSSIA (14.5%)
COMMERCIAL BANKS (3.0%)
Sberbank Cl S                                     6,483,360              27,035,610
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 35 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Emerging Markets Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
RUSSIA (CONT.)

ENERGY EQUIPMENT & SERVICES (--%)
TMK Cl S                                                  3                     $31
-----------------------------------------------------------------------------------

METALS & MINING (2.7%)
Mechel ADR                                          177,553               9,055,203
MMC Norilsk Nickel ADR                               24,700               6,323,200
Novolipetsk Steel GDR                               256,644(d,e)          8,713,064
                                                                    ---------------
Total                                                                    24,091,467
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
Sibirskiy Cement                                     19,752               1,836,936
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.4%)
Gazprom ADR                                         622,243              27,440,916
LUKOIL ADR                                          151,787              12,643,857
                                                                    ---------------
Total                                                                    40,084,773
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Pharmstandard Cl S                                  112,951(b)            8,719,817
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.2%)
Mobile Telesystems ADR                              203,718              14,119,695
Vimpel-Communications ADR                           557,835              15,083,858
                                                                    ---------------
Total                                                                    29,203,553
-----------------------------------------------------------------------------------

SINGAPORE (1.7%)
FOOD PRODUCTS (0.9%)
China Fishery Group                               2,613,000               3,730,595
Golden Agri-Resources                             4,304,518               4,116,381
                                                                    ---------------
Total                                                                     7,846,976
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Keppel Land                                       1,335,000               7,462,119
-----------------------------------------------------------------------------------

SOUTH AFRICA (8.9%)
CONSTRUCTION & ENGINEERING (1.5%)
Aveng                                             1,092,205               8,727,738
Group Five                                          591,483               4,760,876
                                                                    ---------------
Total                                                                    13,488,614
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.0%)
Massmart Holdings                                   765,520               9,273,705
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
Murray & Roberts Holdings                           567,301               7,406,530
-----------------------------------------------------------------------------------

MEDIA (1.5%)
Naspers Series N                                    504,933              14,013,527
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SOUTH AFRICA (CONT.)

METALS & MINING (4.1%)
Anglo Platinum                                       68,537             $10,381,920
Impala Platinum Holdings                            568,823              19,834,591
Kumba Iron Ore                                      198,221               6,508,680
                                                                    ---------------
Total                                                                    36,725,191
-----------------------------------------------------------------------------------

SOUTH KOREA (9.1%)
COMMERCIAL BANKS (2.2%)
Kookmin Bank                                         86,195               7,182,131
Shinhan Financial Group                             194,991              12,750,642
                                                                    ---------------
Total                                                                    19,932,773
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.9%)
Daelim Industrial                                    41,873               7,761,043
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.8%)
NHN                                                  30,598               7,086,557
-----------------------------------------------------------------------------------

MACHINERY (2.4%)
Daewoo Shipbuilding & Marine Engineering            102,792               6,508,099
Hyundai Heavy Inds                                   33,279              15,393,130
                                                                    ---------------
Total                                                                    21,901,229
-----------------------------------------------------------------------------------

METALS & MINING (1.0%)
POSCO ADR                                            51,571               9,219,348
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Yuhan                                                43,967               9,351,101
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
Hynix Semiconductor                                 211,883(b)            7,251,982
-----------------------------------------------------------------------------------

TAIWAN (6.7%)
COMPUTERS & PERIPHERALS (0.7%)
Asustek Computer                                  2,049,833               6,231,201
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)
Delta Electronics                                 2,105,250               8,152,640
Hon Hai Precision Industry                        1,734,874              13,064,926
Tripod Technology                                   988,480               4,024,608
                                                                    ---------------
Total                                                                    25,242,174
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Chong Hong Construction                           2,309,145               4,170,684
-----------------------------------------------------------------------------------

INSURANCE (1.0%)
Cathay Financial Holding                          3,986,000               9,420,168
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
TAIWAN (CONT.)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
MediaTek                                            554,295              $9,977,514
Taiwan Semiconductor Mfg                          2,827,359               5,504,807
                                                                    ---------------
Total                                                                    15,482,321
-----------------------------------------------------------------------------------

TURKEY (0.8%)
COMMERCIAL BANKS
Akbank TAS                                                1                       8
Turkiye Is Bankasi Series C                       1,240,743               7,517,158
                                                                    ---------------
Total                                                                     7,517,166
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $680,559,495)                                                   $870,750,895
-----------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (2.7%)(c)
ISSUER                                            SHARES                   VALUE(A)
BRAZIL
Banco Daycoval                                      455,500(b)           $4,442,992
Bradespar                                           191,300              10,872,739
Braskem Series A                                    912,200               8,563,714
                                                                    ---------------
Total                                                                    23,879,445
-----------------------------------------------------------------------------------

HONG KONG
China Overseas Land & Investment Warrants           525,666(b,e)            432,127
-----------------------------------------------------------------------------------

TAIWAN
Chong Hong Construction Rights                      214,381                 111,568
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $20,154,104)                                                     $24,423,140
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.3%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 11,572,158(f)          $11,572,158
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $11,572,158)                                                     $11,572,158
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $712,285,757)(g)                                                $906,746,193
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $13,957,895 or 1.5% of net assets.

--------------------------------------------------------------------------------

 36 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Emerging Markets Fund

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
China Overseas Land & Investment Warrants                              08-14-07                       $--
Novolipetsk Steel GDR*                                          06-06-07 thru 09-21-07          7,253,770
United Bank GDR*                                                06-25-07 thru 07-24-07          5,739,138

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $712,286,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $201,946,000
Unrealized depreciation                                                       (7,486,000)
----------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $194,460,000
----------------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 37 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Fundamental Value Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.0%)
ISSUER                                            SHARES               VALUE(A)
AIR FREIGHT & LOGISTICS (0.6%)
Toll Holdings                                        88,700(c)           $1,031,686
United Parcel Service Cl B                           39,550               2,970,205
                                                                    ---------------
Total                                                                     4,001,891
-----------------------------------------------------------------------------------

AUTOMOBILES (1.2%)
Harley-Davidson                                     179,220               8,281,756
-----------------------------------------------------------------------------------

BEVERAGES (2.2%)
Diageo ADR                                          102,130(c)            8,959,865
Heineken Holding                                    111,366(c)            6,383,635
                                                                    ---------------
Total                                                                    15,343,500
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
Bank of New York Mellon                             175,400               7,742,156
E*TRADE Financial                                    37,600(b)              491,056
Morgan Stanley                                       56,000               3,528,000
State Street                                         16,530               1,126,685
                                                                    ---------------
Total                                                                    12,887,897
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (7.5%)
Commerce Bancorp                                     98,810               3,831,852
HSBC Holdings ADR                                   195,157(c)           18,071,538
Wachovia                                            266,178              13,348,827
Wells Fargo & Co                                    448,510              15,975,926
                                                                    ---------------
Total                                                                    51,228,143
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
Dell                                                268,880(b)            7,421,088
Hewlett-Packard                                     100,970               5,027,296
                                                                    ---------------
Total                                                                    12,448,384
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.4%)
Martin Marietta Materials                            42,960               5,737,308
Vulcan Materials                                     46,380               4,134,777
                                                                    ---------------
Total                                                                     9,872,085
-----------------------------------------------------------------------------------

CONSUMER FINANCE (4.6%)
American Express                                    514,390              30,539,334
Discover Financial Services                          27,400(b)              569,920
                                                                    ---------------
Total                                                                    31,109,254
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.6%)
Sealed Air                                          430,160              10,994,890
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.8%)
H&R Block                                           266,380               5,641,928
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (6.3%)
Citigroup                                           254,460              11,875,648
JPMorgan Chase & Co                                 547,500              25,086,450
Moody's                                             121,030               6,099,912
                                                                    ---------------
Total                                                                    43,062,010
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.6%)
Agilent Technologies                                 90,700(b)            3,345,016
Tyco Electronics                                    219,502               7,776,956
                                                                    ---------------
Total                                                                    11,121,972
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ENERGY EQUIPMENT & SERVICES (1.0%)
Transocean                                           62,820(b)           $7,101,801
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (6.7%)
Costco Wholesale                                    441,890              27,118,788
CVS Caremark                                        225,055               8,918,930
Wal-Mart Stores                                     228,330               9,966,605
                                                                    ---------------
Total                                                                    46,004,323
-----------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Hershey                                              70,660               3,279,331
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Covidien                                            207,702(b,c)          8,619,633
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.2%)
Cardinal Health                                      86,920               5,435,108
Express Scripts                                      66,400(b)            3,706,448
UnitedHealth Group                                  122,600               5,937,518
                                                                    ---------------
Total                                                                    15,079,074
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Hunter Douglas                                       13,370(c)            1,201,051
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.1%)
Procter & Gamble                                    105,100               7,392,734
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.4%)
Tyco Intl                                           221,002(c)            9,799,229
-----------------------------------------------------------------------------------

INSURANCE (15.7%)
Ambac Financial Group                                47,900               3,013,389
American Intl Group                                 409,000              27,668,850
Aon                                                 114,990               5,152,702
Berkshire Hathaway Cl B                               6,041(b)           23,874,032
Chubb                                                30,410               1,631,192
Loews                                               317,170              15,335,170
Markel                                                1,115(b)              539,660
Millea Holdings                                     151,000(c)            6,073,655
NIPPONKOA Insurance                                 344,200(c)            2,993,695
Principal Financial Group                            34,690               2,188,592
Progressive                                         547,140              10,619,987
Sun Life Financial                                   20,730(c)            1,087,289
Transatlantic Holdings                               87,655               6,164,776
                                                                    ---------------
Total                                                                   106,342,989
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.1%)
Amazon.com                                           52,200(b)            4,862,430
Expedia                                              36,840(b)            1,174,459
Liberty Media -- Interactive Cl A                    91,550(b,d)          1,758,676
                                                                    ---------------
Total                                                                     7,795,565
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.5%)
Google Cl A                                           5,920(b)            3,358,238
-----------------------------------------------------------------------------------

IT SERVICES (1.3%)
Iron Mountain                                       281,660(b)            8,584,997
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MARINE (0.6%)
China Shipping Development Series H                 622,000(c)           $2,016,467
Kuehne & Nagel Intl                                  23,600(c)            2,323,106
                                                                    ---------------
Total                                                                     4,339,573
-----------------------------------------------------------------------------------

MEDIA (6.1%)
Comcast Special Cl A                                759,047(b)           18,186,766
Gannett                                              25,460               1,112,602
Lagardere                                            57,950(c)            4,932,242
Liberty Media -- Capital Series A                    17,450(b,d)          2,178,284
News Corp Cl A                                      504,200              11,087,358
Virgin Media                                        115,620               2,806,097
WPP Group ADR                                        22,350(c)            1,508,625
                                                                    ---------------
Total                                                                    41,811,974
-----------------------------------------------------------------------------------

METALS & MINING (0.6%)
BHP Billiton                                         56,370(c)            2,018,326
Rio Tinto                                            23,790(c)            2,057,949
                                                                    ---------------
Total                                                                     4,076,275
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Sears Holdings                                        8,900(b)            1,132,080
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (13.2%)
Canadian Natural Resources                           46,900(c)            3,552,675
China Coal Energy Series H                        2,001,900(b,c)          5,949,145
ConocoPhillips                                      394,340              34,611,221
Devon Energy                                        196,890              16,381,248
EOG Resources                                       170,480              12,330,818
Occidental Petroleum                                268,420              17,200,354
                                                                    ---------------
Total                                                                    90,025,461
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Sino-Forest Cl A                                     64,000(b,c)          1,446,822
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Avon Products                                        73,100               2,743,443
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
Hang Lung Group                                     398,000(c)            2,263,109
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Asciano Group                                        61,400(b,c)            488,632
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Texas Instruments                                    65,600               2,400,304
-----------------------------------------------------------------------------------

SOFTWARE (2.0%)
Microsoft                                           467,870              13,783,450
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.3%)
Bed Bath & Beyond                                   108,000(b)            3,684,960
CarMax                                              121,300(b)            2,466,029
Lowe's Companies                                     98,370               2,756,327
                                                                    ---------------
Total                                                                     8,907,316
-----------------------------------------------------------------------------------

TOBACCO (3.3%)
Altria Group                                        324,950              22,593,774
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 38 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Fundamental Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TRANSPORTATION INFRASTRUCTURE (1.2%)
China Merchants Holdings Intl                       989,259(c)           $6,153,280
COSCO Pacific                                       668,760(c)            2,116,438
                                                                    ---------------
Total                                                                     8,269,718
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
SK Telecom ADR                                      121,870(c)            3,619,539
Sprint Nextel                                       366,520               6,963,880
                                                                    ---------------
Total                                                                    10,583,419
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $604,912,953)                                                   $655,418,025
-----------------------------------------------------------------------------------

MONEY MARKET FUND (4.5%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 30,582,831(e)          $30,582,831
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $30,582,831)                                                     $30,582,831
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $635,495,784)(f)                                                $686,000,856
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 15.3% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $635,496,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                     $66,394,000
Unrealized depreciation                                                     (15,889,000)
---------------------------------------------------------------------------------------
Net unrealized appreciation                                                 $50,505,000
---------------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 39 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Global Bond Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (92.7%)(c)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
ARGENTINA (0.1%)
Republic of Argentina
  09-12-13                           7.00%            $650,000               $567,125
  04-17-17                           7.00              730,000                616,850
                                                                      ---------------
Total                                                                       1,183,975
-------------------------------------------------------------------------------------

AUSTRALIA (1.5%)
Commonwealth Bank of Australia
 (European Monetary Unit)
 Sr Unsub
  11-12-09                           3.38            1,105,000              1,531,601
New South Wales Treasury
 (Australian Dollar)
  12-01-10                           7.00           11,750,000             10,505,011
Queensland Treasury
 (Australian Dollar)
  05-14-10                           5.50            5,630,000              4,849,936
Telstra
  04-01-12                           6.38            1,050,000              1,099,437
                                                                      ---------------
Total                                                                      17,985,985
-------------------------------------------------------------------------------------

AUSTRIA (1.1%)
Republic of Austria
 (European Monetary Unit)
  01-15-10                           5.50            8,685,000             12,748,533
-------------------------------------------------------------------------------------

BELGIUM (2.2%)
Kingdom of Belgium
 (European Monetary Unit)
  03-28-10                           3.00           19,360,000             26,904,264
-------------------------------------------------------------------------------------

BRAZIL (0.2%)
Federative Republic of Brazil
  01-15-18                           8.00            1,655,000              1,846,980
-------------------------------------------------------------------------------------

CANADA (3.3%)
Canadian Natural Resources
  03-15-38                           6.25            1,300,000              1,254,071
Canadian Pacific Railway
 (Canadian Dollar)
  06-15-10                           4.90              395,000(d)             396,680
Cascades
 Sr Nts
  02-15-13                           7.25              250,000                245,000
Molson Coors Capital Finance
  09-22-10                           4.85            2,300,000              2,264,688
OPTI Canada
 Secured
  12-15-14                           7.88            1,055,000(d)           1,055,000
Province of British Columbia
 (Canadian Dollar)
  08-23-10                           6.38           10,700,000             11,336,254
Province of Ontario
 (Canadian Dollar)
  03-08-14                           5.00           13,085,000             13,473,313
Quebecor Media
  03-15-16                           7.75              140,000(b,d)           133,700
TELUS
  06-01-11                           8.00            7,485,000              8,100,401

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
CANADA (CONT.)
Thomson
 Sr Unsecured
  10-01-14                           5.70%          $1,780,000(b)          $1,764,336
Videotron Ltee
  01-15-14                           6.88              315,000                309,488
                                                                      ---------------
Total                                                                      40,332,931
-------------------------------------------------------------------------------------

COLOMBIA (0.1%)
Republic of Colombia
  09-18-37                           7.38              780,000                858,000
-------------------------------------------------------------------------------------

CZECH REPUBLIC (0.3%)
Czech Republic
 (Czech Koruna)
  06-16-13                           3.70           67,260,000              3,389,418
-------------------------------------------------------------------------------------

DENMARK (0.6%)
Danske Bank
 (European Monetary Unit)
 Sr Nts
  03-16-10                           4.78            1,250,000(h)           1,780,913
Nykredit
 (Danish Krone)
  10-01-28                           5.00           29,930,000              5,576,094
                                                                      ---------------
Total                                                                       7,357,007
-------------------------------------------------------------------------------------

FRANCE (4.9%)
BNP Paribas
 (European Monetary Unit)
 Sr Unsub
  10-20-08                           4.22            1,250,000(h)           1,778,837
Compagnie de Financement Foncier
 (European Monetary Unit)
  01-29-09                           2.38            3,500,000              4,859,409
France Telecom
 (European Monetary Unit)
 Sr Unsub
  02-21-17                           4.75            3,135,000              4,298,276
Govt of France
 (European Monetary Unit)
  04-25-12                           5.00           10,300,000             15,151,175
  04-25-13                           4.00           19,290,000             27,159,883
  10-25-16                           5.00            3,115,000              4,637,560
Societe Generale
 (European Monetary Unit)
 Sr Unsecured
  11-28-08                           4.74            1,250,000(h)           1,776,984
                                                                      ---------------
Total                                                                      59,662,124
-------------------------------------------------------------------------------------

GERMANY (9.9%)
Bayerische Landesbank
 (Japanese Yen)
 Sr Nts
  04-22-13                           1.40          576,000,000              5,017,634

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
GERMANY (CONT.)
Bundesrepublik Deutschland
 (European Monetary Unit)
  07-04-13                           3.75%          23,810,000            $33,174,249
  07-04-27                           6.50           15,915,000             28,209,026
  07-04-28                           4.75            7,210,000             10,460,864
  07-04-34                           4.75           12,820,000             18,671,426
Coreal Credit Bank
 (European Monetary Unit)
 Series 501
  09-02-09                           5.00            2,590,000(d)           3,722,510
DEPFA Deutsche Pfandbriefbank
 (European Monetary Unit)
 Series G6
  01-15-10                           5.50            3,360,000              4,901,163
Deutsche Bank
 (European Monetary Unit)
 Sr Unsub
  07-28-09                           4.25              990,000              1,410,199
Kreditanstalt fuer Wiederaufbau
 (British Pound)
  12-07-15                           5.50            4,445,000              9,085,258
Rheinische Hypothekenbank
 (European Monetary Unit)
 Series 803
  07-05-10                           5.75            3,410,000(d)           5,027,359
                                                                      ---------------
Total                                                                     119,679,688
-------------------------------------------------------------------------------------

GREECE (1.0%)
Hellenic Republic
 (European Monetary Unit)
  10-22-22                           5.90            7,875,000             12,556,009
-------------------------------------------------------------------------------------

INDONESIA (0.5%)
Republic of Indonesia
 (Indonesian Rupiah)
  07-15-22                          10.25       52,837,000,000              6,054,266
-------------------------------------------------------------------------------------

IRELAND (0.3%)
Irish Govt
 (European Monetary Unit)
  10-18-07                           4.25            2,845,000              4,056,502
-------------------------------------------------------------------------------------

ITALY (3.5%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
  11-01-07                           6.00           16,445,000             23,484,230
  02-01-19                           4.25            4,060,000              5,605,063
  11-01-26                           7.25            6,500,191             12,072,110
Telecom Italia Capital
  11-15-33                           6.38            1,505,000              1,452,453
                                                                      ---------------
Total                                                                      42,613,856
-------------------------------------------------------------------------------------

JAPAN (9.4%)
Development Bank of Japan
 (Japanese Yen)
  06-20-12                           1.40        1,192,000,000             10,423,929

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 40 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
JAPAN (CONT.)
Govt of Japan
(Japanese Yen)
  12-21-09                           1.70%       2,193,000,000            $19,425,692
  09-20-10                           0.80        1,891,800,000             16,354,270
  06-20-12                           1.40        1,374,600,000             12,093,081
  12-20-12                           1.00        2,682,500,000             23,079,426
  12-20-14                           1.30          771,000,000              6,657,813
  12-20-26                           2.10        2,519,000,000             21,696,253
  12-20-34                           2.40          547,000,000              4,751,347
                                                                      ---------------
Total                                                                     114,481,811
-------------------------------------------------------------------------------------

JERSEY (0.2%)
ASIF III Jersey
 (European Monetary Unit)
 Secured
  11-25-08                           4.87            1,500,000(h)           2,137,889
-------------------------------------------------------------------------------------

LUXEMBOURG (0.2%)
Gaz Capital
 Sr Unsecured
  08-16-37                           7.29              570,000(d)             602,063
Telecom Italia Capital
  11-15-13                           5.25            1,540,000              1,494,567
                                                                      ---------------
Total                                                                       2,096,630
-------------------------------------------------------------------------------------

MALAYSIA (0.2%)
Petronas Capital
  05-22-12                           7.00              315,000                338,455
  05-22-12                           7.00            1,895,000(d)           2,028,370
                                                                      ---------------
Total                                                                       2,366,825
-------------------------------------------------------------------------------------

MEXICO (0.9%)
Mexican Fixed Rate Bonds
 (Mexican Peso)
  12-24-09                           9.00           37,530,000              3,524,786
  12-20-12                           9.00           68,260,000              6,565,718
United Mexican States
  09-27-34                           6.75              315,000                342,563
                                                                      ---------------
Total                                                                      10,433,067
-------------------------------------------------------------------------------------

NETHERLANDS (3.8%)
BMW Finance
 (European Monetary Unit)
  01-22-14                           4.25            2,125,000              2,909,665
Deutsche Telekom Intl Finance
 (European Monetary Unit)
  01-19-15                           4.00            3,255,000              4,329,904
Govt of Netherlands
 (European Monetary Unit)
  01-15-08                           2.50           18,810,000             26,701,574
  07-15-12                           5.00            5,240,000              7,718,661
ING Groep
 (European Monetary Unit)
 Sr Unsecured
  05-31-17                           4.75            2,125,000              2,935,030
Telefonica Europe
  09-15-10                           7.75            1,775,000              1,895,345
                                                                      ---------------
Total                                                                      46,490,179
-------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)

NEW ZEALAND (1.0%)
Govt of New Zealand
 (New Zealand Dollar)
  07-15-09                           7.00%          15,260,000            $11,567,957
-------------------------------------------------------------------------------------

NORWAY (1.2%)
Govt of Norway
 (Norwegian Krone)
  05-16-11                           6.00           76,470,000             14,769,678
-------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.1%)
Republic of Philippines
  01-14-31                           7.75              780,000                863,850
-------------------------------------------------------------------------------------

POLAND (1.3%)
Republic of Poland
 (Polish Zloty)
  03-24-10                           5.75           42,840,000             16,361,994
-------------------------------------------------------------------------------------

SOUTH AFRICA (0.3%)
Republic of South Africa
 (South African Rand)
  08-31-10                          13.00           25,955,000              4,153,373
-------------------------------------------------------------------------------------

SOUTH KOREA (3.3%)
Korea Development Bank
 (Japanese Yen)
 Series 21RG
  06-25-08                           0.98           65,000,000                564,297
Korea Development Bank
 (Japanese Yen)
 Series 23BR
  06-28-10                           0.87          400,000,000              3,421,850
                                                                      ---------------
Total                                                                       3,986,147
-------------------------------------------------------------------------------------

SPAIN (3.0%)
Caja de Ahorros y Monte de Piedad de Madrid
 (European Monetary Unit)
  03-25-11                           3.50            4,400,000              6,058,698
Govt of Spain
 (European Monetary Unit)
  07-30-09                           5.15           20,570,000             29,876,334
                                                                      ---------------
Total                                                                      35,935,032
-------------------------------------------------------------------------------------

SUPRA-NATIONAL (1.0%)
European Investment Bank
 (British Pound)
  12-07-11                           5.50            5,710,000             11,693,911
-------------------------------------------------------------------------------------

SWEDEN (0.9%)
Govt of Sweden
 (Swedish Krona)
  01-28-09                           5.00           35,105,000              5,519,380
  03-15-11                           5.25           36,505,000              5,853,378
                                                                      ---------------
Total                                                                      11,372,758
-------------------------------------------------------------------------------------

TURKEY (0.1%)
Republic of Turkey
  03-17-36                           6.88              920,000                877,450
-------------------------------------------------------------------------------------

UNITED KINGDOM (5.1%)
Abbey Natl Treasury Services
 (European Monetary Unit)
  05-27-09                           4.85            1,250,000(h)           1,780,904

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED KINGDOM (CONT.)
BT Group
 Sr Unsecured
  12-15-10                           8.63%          $1,190,000             $1,310,126
HBOS Treasury Services
 (European Monetary Unit)
  02-12-09                           3.50            3,400,000              4,779,255
United Kingdom Treasury
 (British Pound)
  12-07-07                           7.25            2,445,000              5,015,722
  03-07-12                           5.00           14,505,000             29,683,138
  09-07-14                           5.00           12,080,000             24,632,859
                                                                      ---------------
Total                                                                      67,202,004
-------------------------------------------------------------------------------------

UNITED STATES (33.7%)
Allied Waste North America
 Secured
  06-01-17                           6.88              325,000                326,625
AmeriCredit Auto Receivables Trust
 Series 2007-DF Cl A3A (FSA)
  07-06-12                           5.49            2,475,000(i)           2,473,901
Anadarko Petroleum
 Sr Unsecured
  09-15-16                           5.95              655,000                648,718
AT&T
  03-15-11                           6.25              375,000                385,883
Baldor Electric
  02-15-17                           8.63              985,000              1,034,250
Ball
  03-15-18                           6.63              115,000                112,988
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
  11-10-42                           4.87              650,000(f)             647,871
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
  01-15-49                           5.45            4,325,000(f)           4,249,955
Bayerische Landesbank
 Sub Nts
  12-01-08                           5.88              800,000                812,334
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
  03-13-40                           4.00              231,156(f)             225,349
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
  01-12-45                           5.47            1,850,000(f)           1,813,500
Brandywine Operating Partnership LP
  05-01-17                           5.70              910,000                857,484
Burlington Nothern Santa Fe
  05-01-37                           6.15            1,100,000              1,062,199
Cadbury Schweppes US Finance LLC
  10-01-08                           3.88            5,865,000(d)           5,782,779
California State Teachers' Retirement System Trust
 Series 2002-C6 Cl A3
  11-20-14                           4.46            1,810,456(d,f)         1,794,621
Capital Auto Receivables Asset Trust
 Series 2004-1 Cl CTFS
  09-15-10                           2.84              700,000                700,000
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
  07-15-20                           5.75            1,000,000              1,003,560

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 41 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
CenterPoint Energy Resources
  02-15-11                           7.75%            $725,000               $770,625
Chesapeake Energy
  01-15-16                           6.63            1,235,000              1,228,825
  01-15-18                           6.25              270,000                260,550
Citibank Credit Card Issuance Trust
 Series 2007-A8 Cl A8
  09-20-19                           5.65            3,225,000              3,195,427
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
  05-15-43                           4.39              627,326(f)             620,729
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
  09-20-51                           4.15              466,782(d,f)           462,415
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
  10-15-49                           5.43            1,100,000(f)           1,078,544
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
  12-10-49                           5.70            4,500,000(f)           4,516,614
Citigroup
 (European Monetary Unit)
 Sr Nts
  05-21-10                           3.88            4,045,000              5,645,907
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
  07-15-44                           5.23            1,075,000(f)           1,069,569
Citizens Communications
 Sr Unsecured
  03-15-19                           7.13              200,000                197,000
CMS Energy
 Sr Unsub
  07-17-17                           6.55            1,100,000              1,066,780
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80            3,000,000              3,105,638
Comcast
  03-15-16                           5.90            3,115,000              3,098,739
  03-15-37                           6.45            2,115,000              2,087,993
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
  02-05-19                           6.07              450,000(d,f,h)         444,686
Commercial Mtge Pass-Through Ctfs
 Series 2007-C9 Cl A4
  12-10-49                           5.82            2,550,000(f)           2,598,627
Commercial Mtge Pass-Through Ctfs
 Series 2007-FL14 Cl MKL1
  06-15-22                           5.93            3,125,000(d,f,h)       3,122,925
Communications & Power Inds
  02-01-12                           8.00               70,000                 71,225
Constellation Brands
 Sr Nts
  05-15-17                           7.25              500,000(d)             505,625
Cott Beverages USA
  12-15-11                           8.00              790,000                778,150
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
  12-25-35                           5.50            1,876,214(f)           1,885,056

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50%            $788,456(f)            $821,297
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
  05-25-36                           6.00            2,149,722(f)           2,163,428
Coventry Health Care
 Sr Unsecured
  08-15-14                           6.30            1,115,000              1,114,453
Credit Suisse Mtge Capital Ctfs
 Series 2006-C2 Cl A3
  03-15-39                           5.66            1,125,000(f)           1,139,476
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
  06-15-39                           5.72            2,250,000(f)           2,274,776
Crown Americas LLC/Capital
  11-15-13                           7.63              265,000                271,956
  11-15-15                           7.75            1,043,000              1,076,898
CS First Boston Mtge Securities
 Series 2002-CKS4 Cl A1
  11-15-36                           4.49            1,337,030(f)           1,320,318
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
  03-15-35                           4.60              825,000(f)             793,442
CS First Boston Mtge Securities
 Series 2005-C4 Cl A1
  08-15-38                           4.77            1,536,130(f)           1,527,906
CSC Holdings
 Sr Nts Series B
  07-15-09                           8.13            1,215,000              1,236,263
CSX
 Sr Nts
  03-15-13                           5.75            1,900,000              1,906,638
Del Monte
  02-15-15                           6.75              510,000                489,600
Dex Media West LLC/Finance
 Sr Unsecured
 Series B
  08-15-10                           8.50               55,000                 56,513
Discover Financial Services
  06-12-17                           6.45              875,000(d)             837,953
DRS Technologies
  11-01-13                           6.88              375,000                375,000
  02-01-18                           7.63              840,000                856,800
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
  06-20-31                           5.78            2,125,000(d,i)         2,137,935
EchoStar DBS
  10-01-13                           7.00               90,000                 92,025
  10-01-14                           6.63               56,000                 56,280
  02-01-16                           7.13              155,000                159,263
El Paso
 Sr Sub Nts
  06-15-14                           6.88              250,000                252,310
ERP Operating LP
  06-15-17                           5.75              990,000                946,687
Exelon
  06-15-10                           4.45            2,350,000(j)           2,298,004

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Exelon Generation LLC
 Sr Unsecured
  10-01-17                           6.20%          $1,430,000             $1,431,153
Federal Home Loan Mtge Corp
  11-16-07                           4.38              325,000                324,691
  07-12-10                           4.13           12,800,000             12,699,609
Federal Home Loan Mtge Corp #1J1621
  05-01-37                           5.89            6,898,729(f,n)         6,969,357
Federal Home Loan Mtge Corp #A11799
  08-01-33                           6.50              116,497(f)             119,173
Federal Home Loan Mtge Corp #A15881
  11-01-33                           5.00              762,163(f)             730,379
Federal Home Loan Mtge Corp #C02873
  05-01-37                           6.50            4,115,864(f)           4,189,683
Federal Home Loan Mtge Corp #E01377
  05-01-18                           4.50              520,120(f)             502,366
Federal Home Loan Mtge Corp #E91326
  09-01-17                           6.50              159,026(f)             162,895
Federal Home Loan Mtge Corp #E99967
  10-01-18                           5.00              535,802(f)             526,837
Federal Home Loan Mtge Corp #G01535
  04-01-33                           6.00              789,914(f)             796,851
Federal Natl Mtge Assn
  11-15-07                           3.25            2,500,000              2,494,230
  11-15-30                           6.63            6,350,000              7,482,294
Federal Natl Mtge Assn #254632
  02-01-18                           5.50            1,403,479(f)           1,404,624
Federal Natl Mtge Assn #254686
  04-01-18                           5.50            1,572,286(f)           1,572,086
Federal Natl Mtge Assn #254722
  05-01-18                           5.50              804,590(f)             804,488
Federal Natl Mtge Assn #255079
  02-01-19                           5.00            4,941,322(f)           4,857,212
Federal Natl Mtge Assn #255377
  08-01-34                           7.00              433,593(f)             449,190
Federal Natl Mtge Assn #357705
  02-01-35                           5.50            7,074,782(f)           6,943,854
Federal Natl Mtge Assn #360800
  01-01-09                           5.74              610,426(f)             612,944
Federal Natl Mtge Assn #440730
  12-01-28                           6.00              631,918(f)             639,534
Federal Natl Mtge Assn #555417
  05-01-33                           6.00            1,064,268(f)           1,071,941
Federal Natl Mtge Assn #555528
  04-01-33                           6.00            1,835,557(f)           1,846,358
Federal Natl Mtge Assn #555531
  06-01-33                           5.50            2,485,253(f)           2,441,226
Federal Natl Mtge Assn #555734
  07-01-23                           5.00              527,994(f)             510,785
Federal Natl Mtge Assn #555740
  08-01-18                           4.50              270,653(f)             262,205
Federal Natl Mtge Assn #555851
  01-01-33                           6.50            4,059,119(f)           4,160,706
Federal Natl Mtge Assn #575487
  04-01-17                           6.50              333,266(f)             342,652
Federal Natl Mtge Assn #621581
  12-01-31                           6.50              318,699(f)             328,420
Federal Natl Mtge Assn #631315
  02-01-17                           5.50              175,100(f)             175,473

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 42 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #639965
  08-01-17                           6.00%            $573,604(f)            $583,471
Federal Natl Mtge Assn #640996
  05-01-32                           7.50              223,142(f)             232,908
Federal Natl Mtge Assn #646147
  06-01-32                           7.00              174,176(f)             182,317
Federal Natl Mtge Assn #652284
  08-01-32                           6.50              177,094(f)             181,374
Federal Natl Mtge Assn #653145
  07-01-17                           6.00              113,246(f)             115,185
Federal Natl Mtge Assn #654121
  09-01-17                           6.00              465,239(f)             473,172
Federal Natl Mtge Assn #655589
  08-01-32                           6.50              820,461(f)             844,074
Federal Natl Mtge Assn #666424
  08-01-32                           6.50              158,795(f)             162,632
Federal Natl Mtge Assn #670461
  11-01-32                           7.50              160,862(f)             167,902
Federal Natl Mtge Assn #684595
  03-01-33                           6.00              770,959(f)             775,495
Federal Natl Mtge Assn #687583
  04-01-33                           6.00            1,693,731(f)           1,707,188
Federal Natl Mtge Assn #688034
  03-01-33                           5.50              256,563(f)             252,325
Federal Natl Mtge Assn #688691
  03-01-33                           5.50              437,988(f)             430,229
Federal Natl Mtge Assn #720786
  09-01-33                           5.50              998,938(f)             981,242
Federal Natl Mtge Assn #725162
  02-01-34                           6.00            1,868,674(f)           1,878,112
Federal Natl Mtge Assn #725232
  03-01-34                           5.00              809,907(f)             775,297
Federal Natl Mtge Assn #725424
  04-01-34                           5.50            4,884,243(f)           4,797,717
Federal Natl Mtge Assn #735029
  09-01-13                           5.28              507,111(f)             505,738
Federal Natl Mtge Assn #735883
  03-01-33                           6.00            5,288,965(f)           5,339,224
Federal Natl Mtge Assn #739474
  10-01-33                           5.50              526,492(f)             517,632
Federal Natl Mtge Assn #741850
  09-01-33                           5.50            1,443,180(f)           1,417,613
Federal Natl Mtge Assn #745257
  01-01-36                           6.00            2,000,418(f)           2,005,117
Federal Natl Mtge Assn #745283
  01-01-36                           5.50           14,547,157(f)          14,266,014
Federal Natl Mtge Assn #748110
  10-01-33                           6.50            1,528,287(f)           1,563,889
Federal Natl Mtge Assn #753507
  12-01-18                           5.00            1,698,811(f)           1,670,319
Federal Natl Mtge Assn #755498
  11-01-18                           5.50            1,158,782(f)           1,159,388
Federal Natl Mtge Assn #756236
  01-01-34                           6.00            6,417,919(f)           6,464,267
Federal Natl Mtge Assn #756799
  11-01-33                           6.50              576,490(f)             590,701
Federal Natl Mtge Assn #756844
  02-01-19                           5.00              431,427(f)             423,662
Federal Natl Mtge Assn #757299
  09-01-19                           4.50            2,840,525(f)           2,737,669

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Federal Natl Mtge Assn #759336
  01-01-34                           6.00%          $3,876,031(f)          $3,906,315
Federal Natl Mtge Assn #765946
  02-01-34                           5.50            7,650,244(f)           7,514,717
Federal Natl Mtge Assn #783646
  06-01-34                           5.50              665,590(f)             653,272
Federal Natl Mtge Assn #791393
  10-01-19                           5.50            1,902,223(f)           1,900,054
Federal Natl Mtge Assn #794298
  09-01-19                           5.50            1,768,568(f)           1,766,551
Federal Natl Mtge Assn #848482
  12-01-35                           6.00            6,871,783(f)           6,887,922
Federal Natl Mtge Assn #886292
  07-01-36                           7.00            4,235,527(f)           4,382,194
FedEx
  04-01-09                           3.50            1,790,000              1,745,535
Florida Power
 1st Mtge
  09-15-37                           6.35              535,000                545,253
Forest Oil
 Sr Nts
  06-15-19                           7.25               85,000(d)              85,000
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
  03-15-12                           4.15              592,297(i)             588,913
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25            2,740,000              2,959,200
  04-01-17                           8.38               40,000                 43,700
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
  06-10-48                           4.77              500,000(f)             478,112
General Electric Capital
 (New Zealand Dollar)
  02-04-10                           6.63            6,190,000              4,527,111
Genworth Financial
 (Japanese Yen)
  06-20-11                           1.60          228,000,000              1,978,379
Govt Natl Mtge Assn #604708
  10-15-33                           5.50              618,771(f)             611,003
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
  01-20-32                          22.03              360,619(e,f)            33,540
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
  06-10-36                           4.88              500,000(f)             497,044
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
  03-10-39                           5.44            2,250,000(f)           2,223,446
GS Mtge Securities II
 Series 2004-GG2 Cl A4
  08-10-38                           4.96              900,000(f)             897,185
GS Mtge Securities II
 Series 2006-GG6 Cl A4
  04-10-38                           5.55            4,000,000(f)           4,013,817
GS Mtge Securities II
 Series 2007-EOP Cl J
  03-06-20                           6.65            2,400,000(d,f,h)       2,345,622

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
GS Mtge Securities II
 Series 2007-GG10 Cl A4
  08-10-45                           5.80%          $4,300,000(f)          $4,348,255
GS Mtge Securities II
 Series 2007-GG10 Cl F
  08-10-45                           5.80            1,475,000(f)           1,468,599
Hertz
  01-01-14                           8.88              820,000(j)             844,600
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
  05-25-09                           2.85              600,000(d,i)           595,203
HJ Heinz
  12-01-08                           6.43              520,000(d)             528,226
Home Depot
 Sr Unsecured
  12-16-36                           5.88            3,785,000              3,232,992
IPALCO Enterprises
 Secured
  11-14-08                           8.38              140,000                142,800
JPMorgan Chase & Co
 Sub Nts
  10-01-15                           5.15            4,500,000              4,314,965
JPMorgan Chase Bank
 Sub Nts
  10-01-17                           6.00              830,000                838,046
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
  10-15-37                           4.13            4,522,148(f)           4,424,438
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
  03-12-39                           3.97              354,743(f)             348,821
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
  03-12-39                           4.77            1,625,000(f)           1,573,722
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
  07-15-41                           4.48            5,319,613(f)           5,228,936
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
  12-15-44                           5.18            2,050,000(f)           2,000,260
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
  04-15-43                           5.48            1,100,000(f)           1,096,103
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
  04-15-43                           5.49            1,375,000(f)           1,375,739
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP7 Cl ASB
  04-15-45                           5.88            2,800,000(f)           2,831,866
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
  02-12-51                           5.79            2,150,000(f)           2,171,156
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
  02-12-51                           6.20            1,700,000(d,f)         1,630,769
JPMorgan Chase Commercial Mtge Securities
 Series 2007-LDPX Cl A3
  01-15-49                           5.42            6,250,000(f)           6,109,861

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 43 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Kohl's
Sr Unsecured
  12-15-17                           6.25%          $1,600,000             $1,598,331
L-3 Communications
  01-15-15                           5.88              255,000                244,800
L-3 Communications
 Series B
  10-15-15                           6.38              230,000                225,975
L-3 Communications
 Sr Unsecured
  01-15-14                           6.13              600,000                588,000
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
  03-15-29                           3.97              650,000(f)             623,389
LB-UBS Commercial Mtge Trust
 Series 2004-C6 Cl A1
  08-15-29                           3.88              846,351(f)             834,037
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
  09-15-30                           4.93            1,800,000(f)           1,779,678
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
  06-15-32                           5.86              925,000(f)             945,300
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
  09-15-39                           5.37            1,900,000(f)           1,858,666
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
  02-15-40                           5.42            1,425,000(f)           1,395,944
Lehman Brothers Holdings
 Sr Nts
  07-19-12                           6.00            2,925,000              2,970,340
Lehman Brothers Holdings
 Sr Unsecured
  09-26-14                           6.20            1,245,000              1,249,931
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25              474,096(d,f)           456,924
Macys Retail Holdings
  07-15-09                           4.80            1,690,000              1,678,951
Manufacturers & Traders Trust
 Sub Nts
  12-01-21                           5.63            3,550,000              3,412,313
Marathon Oil
  10-01-37                           6.60              800,000                821,104
Mohegan Tribal Gaming Authority
 Sr Sub Nts
  04-01-12                           8.00               50,000                 51,000
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
  06-13-41                           4.34              825,000(f)             817,184
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
  04-14-40                           4.59              690,000(f)             676,766
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
  08-12-41                           5.80              775,000(f)             790,433

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
NALCO
 Sr Unsecured
  11-15-11                           7.75%          $1,670,000             $1,703,400
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
  01-25-12                           5.88            3,400,000(e)             872,882
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
  07-25-12                           5.90            2,000,000(e)             556,320
NewMarket
  12-15-16                           7.13              270,000                261,900
NewPage
  05-01-12                          10.00              814,000                856,735
News America
  12-15-35                           6.40            2,735,000(j)           2,641,345
Northwest Pipeline
 Sr Unsecured
  04-15-17                           5.95              230,000                222,525
NRG Energy
  02-01-14                           7.25              180,000(j)             180,450
  01-15-17                           7.38              230,000                230,000
Omnicare
  12-15-13                           6.75              715,000(j)             666,738
  12-15-15                           6.88              105,000                 97,125
Owens-Brockway Glass Container
  05-15-13                           8.25            1,425,000              1,474,874
Pacificorp
 1st Mtge
  10-15-37                           6.25              600,000(b)             604,950
Peabody Energy
  11-01-16                           7.38              375,000                395,625
Peabody Energy
 Series B
  03-15-13                           6.88              815,000                823,150
Popular ABS Mtge Pass-Through Trust
 Series 2005-A Cl AF2
  06-25-35                           4.49               18,171                 18,171
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75              582,000(d)             603,825
Range Resources
  03-15-15                           6.38              195,000                190,125
  05-15-16                           7.50               50,000                 51,000
Regions Bank
 Sub Nts
  06-26-37                           6.45              715,000                736,986
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
  02-25-36                           5.57              855,000                846,903
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88              241,000                227,745
RR Donnelley & Sons
 Sr Unsecured
  01-15-17                           6.13            3,520,000              3,493,836

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Sierra Pacific Power
 Series M
  05-15-16                           6.00%          $1,295,000             $1,266,924
Silgan Holdings
 Sr Sub Nts
  11-15-13                           6.75              550,000                533,500
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00              565,000                555,113
Southern Star Central
 Sr Nts
  03-01-16                           6.75              150,000                143,438
Toyota Motor Credit
 (Japanese Yen)
 Sr Unsub
  06-09-08                           0.75          649,000,000              5,638,864
TransDigm
  07-15-14                           7.75               55,000                 55,550
Travelers Companies
 Sr Unsecured
  06-15-37                           6.25            1,210,000              1,171,643
U.S. Treasury
  08-31-09                           4.00              190,000                190,089
  02-15-10                           4.75            3,825,000              3,890,144
  08-15-17                           4.75            1,805,000              1,829,256
  02-15-26                           6.00              435,000                492,638
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00           22,050,575(g)          21,733,790
U-Haul S Fleet LLC
 Series 2007-CP1 Cl CP
  05-25-12                           5.40            3,000,000(d)           2,985,468
UnitedHealth Group
  06-15-37                           6.50            1,130,000(d)           1,152,272
Valmont Inds
  05-01-14                           6.88              550,000                548,625
Verizon New York
 Series A
  04-01-12                           6.88            3,795,000              3,997,671
Verizon Pennsylvania
 Series A
  11-15-11                           5.65            1,675,000              1,688,484
Visant
  10-01-12                           7.63              130,000                132,275
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
  10-15-35                           5.08            1,064,000(d,f)         1,041,046
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
  11-15-35                           3.89              750,000(f)             740,094
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
  04-15-42                           4.94              925,000(f)             892,443
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
  07-15-42                           5.09              925,000(f)             912,166
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
  03-15-45                           5.56            2,425,000(f)           2,405,848

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 44 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                    VALUE(A)
UNITED STATES (CONT.)
Wachovia Bank Commercial Mtge Trust
Series 2006-C27 Cl A3
  07-15-45                           5.77%          $4,250,000(f)          $4,267,748
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
  07-15-45                           5.73            1,200,000(f)           1,196,369
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
  11-15-48                           5.31            1,350,000(f)           1,323,536
WellPoint
 Sr Unsub
  01-15-36                           5.85            1,205,000              1,108,460
  06-15-37                           6.38              215,000                210,324
Williams Companies
 Sr Nts
  07-15-19                           7.63              754,000(j)             807,723
Windstream
  08-01-16                           8.63            1,695,000              1,807,294
  03-15-19                           7.00              165,000                160,875
XTO Energy
 Sr Unsecured
  08-01-37                           6.75            1,645,000              1,707,296
                                                                      ---------------
Total                                                                     409,055,860
-------------------------------------------------------------------------------------

URUGUAY (0.1%)
Republica Orient Uruguay
  03-21-36                           7.63              850,000                907,375
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,067,384,827)                                                 $1,123,983,328
-------------------------------------------------------------------------------------

MUNICIPAL BONDS (0.2%)
NAME OF
ISSUER AND                         COUPON       PRINCIPAL
TITLE OF ISSUE                      RATE          AMOUNT                   VALUE(A)

UNITED STATES
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
  06-01-46                           6.71%       $2,800,000              $2,599,436
-----------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(Cost: $2,772,606)                                                       $2,599,436
-----------------------------------------------------------------------------------

SENIOR LOANS (1.8%)(c,k)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)
CANADA (--%)
Domtar
 Tranche B Term Loan
  03-07-14                             7.19%       $450,000               $439,538
----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)

GERMANY (0.1%)
Celanese
 Term Loan
  04-06-14                        5.67-7.11%       $863,275               $843,204
----------------------------------------------------------------------------------

NETHERLANDS (0.1%)
Nielsen Finance VNU
 Tranche B Term Loan
  08-09-13                             7.36       1,591,047              1,540,929
----------------------------------------------------------------------------------

UNITED STATES (1.6%)
Aramark
 Letter of Credit
  01-26-14                             5.36          64,903                 63,616
Aramark
 Term Loan
  01-20-14                             7.36         922,531                904,228
Asurion
 Term Loan
  07-03-14                             8.36         900,000                875,250
Charter Communications
 Term Loan
  03-06-14                             7.13       1,795,000              1,733,665
Community Health
 Delayed Draw Term Loan
  TBD                                   TBD         110,441(b,l,o)         108,318
Community Health
 Term Loan
  07-25-14                             7.76       1,674,559              1,642,374
Dresser
 1st Lien Term Loan
  05-04-14                        7.63-8.01         603,000                592,448
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                   TBD         305,374(b,l,o)         290,105
Fontainebleau Las Vegas
 Term Loan
  06-05-14                             8.95         610,748                581,738
Georgia Pacific
 Tranche B Term Loan
  TBD                                   TBD       1,522,678(b,o)         1,492,498
HCA
 Tranche B Term Loan
  01-21-13                             7.61       2,225,558              2,177,753

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                  VALUE(A)
UNITED STATES (CONT.)
Idearc
 Term Loan
  TBD                                   TBD      $2,095,000(b,o)        $2,056,054
Jarden
 Tranche B Term Loan
  TBD                                   TBD       1,730,000(b,o)         1,694,327
Level 3 Communications
 Tranche B Term Loan
  03-13-14                             7.61%        980,000                956,725
Neiman Marcus Group
 Tranche B Term Loan
  04-06-13                             7.45         468,382                461,160
Pinnacle Foods Finance
 Term Loan
  04-02-14                        7.94-7.95         745,000                719,394
Univision
 Delayed Draw Term Loan
  TBD                                   TBD         102,685(b,l,o)          97,722
Univision
 Term Loan
  09-23-14                             7.61       1,597,315              1,509,463
Vanguard Health System
 Term Loan
  TBD                                   TBD         865,000(b,o)           836,351
West Corp
 Tranche B Term Loan
  10-24-13                        7.50-7.88         356,413                348,840
                                                                   ---------------
Total                                                                   19,142,029
----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $22,432,379)                                                    $21,965,700
----------------------------------------------------------------------------------

MONEY MARKET FUND (4.8%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 57,697,149(m)          $57,697,149
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $57,697,149)                                                     $57,697,149
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,150,286,961)(p)                                            $1,206,245,613
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b) At Sept. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,082,927.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $39,478,976 or 3.3% of net assets.

--------------------------------------------------------------------------------

 45 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Global Bond Fund

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

(i) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  -- Ambac Assurance Corporation
FSA    -- Financial Security Assurance
MBIA   -- MBIA Insurance Corporation

(j) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
Euro-Bobl, Dec. 2007, 5-year                                           $5,900,000
Euro-Bund, Dec. 2007, 10-year                                          23,000,000
Euro Buxl, Dec. 2007, 30-year                                           1,300,000
Japanese Govt Bond, Dec. 2007, 10-year                                  1,000,000
U.S. Long Bond, Dec. 2007, 20-year                                     18,200,000
U.S. Treasury Note, Dec. 2007, 2-year                                  23,600,000
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                  53,000,000
U.S. Treasury Note, Dec. 2007, 10-year                                 45,000,000

(k) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l) At Sept. 30, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Community Health                                                      $110,441
Fontainebleau Las Vegas                                                304,611
Univision                                                              102,685
-------------------------------------------------------------------------------
Total                                                                 $517,737
-------------------------------------------------------------------------------

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(n) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

(o) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(p) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $1,150,287,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $58,841,000
Unrealized depreciation                                               (2,882,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $55,959,000
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 46 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Global Inflation Protected Securities Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (96.9%)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                       VALUE(A)
CANADA (3.0%)
Govt of Canada
 (Canadian Dollar)
  12-01-26                           4.25%          16,245,284(b,c)          $21,881,215
----------------------------------------------------------------------------------------

FRANCE (10.0%)
Govt of France
 (European Monetary Unit)
  07-25-12                           3.00           29,552,723(b,c)           44,042,574
  07-25-20                           2.25           19,503,139(b,c)           27,923,518
                                                                         ---------------
Total                                                                         71,966,092
----------------------------------------------------------------------------------------

GERMANY (4.5%)
Deutsche Bundesrepublik
 (European Monetary Unit)
  04-15-16                           1.50           23,717,674(b,c)           32,136,185
----------------------------------------------------------------------------------------

ITALY (7.0%)
Buoni Poliennali Del Tesoro
 (European Monetary Unit)
  09-15-10                           0.95           21,007,547(b,c)           29,004,252
  09-15-35                           2.35           15,399,870(b,c)           21,324,533
                                                                         ---------------
Total                                                                         50,328,785
----------------------------------------------------------------------------------------

JAPAN (3.3%)
Govt of Japan
 (Japanese Yen)
  06-20-08                           0.50          586,000,000(c)              5,087,614
  03-20-15                           1.30        2,178,000,000(c)             18,785,430
                                                                         ---------------
Total                                                                         23,873,044
----------------------------------------------------------------------------------------

SWEDEN (2.0%)
Govt of Sweden
 (Swedish Krone)
  12-01-28                           3.50           62,990,000(c,d)           14,037,101
----------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON         PRINCIPAL
ISSUER                              RATE           AMOUNT                       VALUE(A)

UNITED KINGDOM (16.7%)
United Kingdom Gilt Inflation Linked
 (British Pound)
  07-26-16                           2.50%           5,290,000(c,d)          $28,324,330
  04-16-20                           2.50            9,580,000(c,d)           52,583,481
  07-22-30                           4.13            8,020,000(c,d)           38,552,394
                                                                         ---------------
Total                                                                        119,460,205
----------------------------------------------------------------------------------------

UNITED STATES (50.4%)
Federal Natl Mtge Assn
  02-16-12                           5.00           14,000,000(f)             14,211,610
  05-18-12                           4.88            1,740,000                 1,758,287
U.S. Treasury Inflation-Indexed Bond
  01-15-08                           3.63            7,736,220(b)              7,726,490
  04-15-12                           2.00           70,625,264(b)             70,111,419
  07-15-12                           3.00           18,936,173(b)             19,708,239
  01-15-14                           2.00           48,194,213(b)             47,124,471
  07-15-14                           2.00           23,024,342(b)             22,712,939
  01-15-15                           1.63           24,305,475(b)             23,253,296
  01-15-16                           2.00           25,959,630(b)             25,375,296
  07-15-16                           2.50           12,857,149(b)             13,032,018
  01-15-17                           2.38           38,011,456(b)             38,284,682
  01-15-25                           2.38           25,775,991(b)             26,003,306
  04-15-28                           3.63           32,352,048(b)             39,408,532
  04-15-29                           3.88           10,415,644(b)             13,226,139
                                                                         ---------------
Total                                                                        361,936,724
----------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $667,789,255)                                                        $695,619,351
----------------------------------------------------------------------------------------

MONEY MARKET FUND (4.2%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 30,336,122(e)          $30,336,122
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $30,336,122)                                                     $30,336,122
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $698,125,377)(g)                                                $725,955,473
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) These inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                  $14,900,000

(g) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $698,125,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                $27,868,000
Unrealized depreciation                                                    (38,000)
------------------------------------------------------------------------------------
Net unrealized appreciation                                            $27,830,000
------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 47 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Global Inflation Protected Securities Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 48 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Growth Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (94.3%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (2.5%)
Boeing                                              120,278             $12,627,987
Honeywell Intl                                       43,191               2,568,569
Lockheed Martin                                      18,284               1,983,631
                                                                    ---------------
Total                                                                    17,180,187
-----------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Ford Motor                                           81,105(b)              688,581
General Motors                                       39,304               1,442,457
                                                                    ---------------
Total                                                                     2,131,038
-----------------------------------------------------------------------------------

BEVERAGES (2.5%)
Coca-Cola                                            71,373               4,101,806
Molson Coors Brewing Cl B                            14,516               1,446,810
PepsiCo                                             159,060              11,652,736
                                                                    ---------------
Total                                                                    17,201,352
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (5.2%)
Amgen                                               186,735(b)           10,563,599
Biogen Idec                                          75,435(b)            5,003,604
Celgene                                              35,851(b)            2,556,535
Genentech                                           202,483(b)           15,797,723
Gilead Sciences                                      45,444(b)            1,857,296
                                                                    ---------------
Total                                                                    35,778,757
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.6%)
Apollo Mgmt LP                                      275,000(b,g)          6,943,750
Goldman Sachs Group                                  16,887               3,660,088
KKR Private Equity Investors LP Unit                640,551              12,490,745
Oaktree Capital Group LLC Cl A Unit                  46,000(b,d,g)        1,702,000
                                                                    ---------------
Total                                                                    24,796,583
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (9.2%)
Cisco Systems                                       683,371(b)           22,626,414
JDS Uniphase                                        272,600(b)            4,078,096
Nokia ADR                                           100,357(c)            3,806,541
QUALCOMM                                            673,876              28,477,999
Telefonaktiebolaget LM Ericsson ADR                  97,190(c)            3,868,162
                                                                    ---------------
Total                                                                    62,857,212
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.7%)
Apple                                                85,831(b)           13,178,493
Brocade Communications Systems                       26,240(b)              224,614
Dell                                                 23,740(b)              655,224
Hewlett-Packard                                      94,303               4,695,346
                                                                    ---------------
Total                                                                    18,753,677
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
KBR                                                   9,569(b)              370,990
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DIVERSIFIED TELECOMMUNICATION SERVICES (5.1%)
AT&T                                                367,538             $15,550,533
Chunghwa Telecom ADR                                 16,437(c)              303,758
Deutsche Telekom                                    551,304(c)           10,832,525
Deutsche Telekom ADR                                141,622(c)            2,780,040
Telefonica                                          100,452(c)            2,811,695
Telefonica ADR                                       30,104(c)            2,522,113
                                                                    ---------------
Total                                                                    34,800,664
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.2%)
Transocean                                           14,488(b)            1,637,868
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.1%)
CVS Caremark                                         18,959                 751,345
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.0%)
Dean Foods                                           44,799               1,145,958
Kraft Foods Cl A                                    164,935               5,691,907
                                                                    ---------------
Total                                                                     6,837,865
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.9%)
Boston Scientific                                 1,233,688(b)           17,209,948
Medtronic                                            43,510               2,454,399
                                                                    ---------------
Total                                                                    19,664,347
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Cardinal Health                                     105,969               6,626,242
McKesson                                            125,434               7,374,264
UnitedHealth Group                                  133,672               6,473,735
                                                                    ---------------
Total                                                                    20,474,241
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
Harman Intl Inds                                    112,528               9,735,923
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (3.1%)
Colgate-Palmolive                                   122,597               8,743,618
Procter & Gamble                                    179,139              12,600,637
                                                                    ---------------
Total                                                                    21,344,255
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.5%)
General Electric                                    255,242              10,567,019
-----------------------------------------------------------------------------------

INSURANCE (1.9%)
ACE                                                  13,093(c)              793,043
AFLAC                                                29,522               1,683,935
American Intl Group                                 112,576               7,615,766
Prudential Financial                                 30,889               3,014,149
                                                                    ---------------
Total                                                                    13,106,893
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.1%)
eBay                                                158,095(b)            6,168,867
Google Cl A                                          24,751(b)           14,040,500
VeriSign                                            184,064(b)            6,210,319
Yahoo!                                               55,965(b)            1,502,101
                                                                    ---------------
Total                                                                    27,921,787
-----------------------------------------------------------------------------------

IT SERVICES (--%)
HCL Technologies                                     13,250(c)              100,158
-----------------------------------------------------------------------------------

MACHINERY (0.2%)
Flowserve                                            13,982               1,065,149
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MEDIA (10.8%)
Charter Communications Cl A                         558,285(b)           $1,440,375
Comcast Cl A                                        174,453(b)            4,218,274
EchoStar Communications Cl A                         15,712(b)              735,479
News Corp Cl A                                      154,937               3,407,065
Time Warner                                         289,978               5,323,995
Time Warner Cable Cl A                               19,071(b)              625,529
Virgin Media                                      2,278,540              55,300,165
WorldSpace Cl A                                      83,698(b,e)            333,118
XM Satellite Radio Holdings Cl A                    205,235(b)            2,908,180
                                                                    ---------------
Total                                                                    74,292,180
-----------------------------------------------------------------------------------

METALS & MINING (3.3%)
Coeur d'Alene Mines                               1,172,472(b)            4,443,669
Lihir Gold                                        3,758,005(b,c)         13,136,357
Newmont Mining                                      100,356               4,488,924
Stillwater Mining                                    52,784(b)              543,147
                                                                    ---------------
Total                                                                    22,612,097
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
JC Penney                                            10,783                 683,319
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.2%)
Chevron                                              22,162               2,073,920
Exxon Mobil                                         141,640              13,110,198
Kinder Morgan Management LLC                             --(b)                    1
                                                                    ---------------
Total                                                                    15,184,119
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.0%)
Avon Products                                       184,744               6,933,442
-----------------------------------------------------------------------------------

PHARMACEUTICALS (8.8%)
AstraZeneca                                         172,636(c)            8,650,185
Bristol-Myers Squibb                                240,475               6,930,490
Eli Lilly & Co                                       49,922               2,842,059
Johnson & Johnson                                    71,378               4,689,535
Merck & Co                                          291,610              15,073,320
Pfizer                                              442,078              10,799,965
Schering-Plough                                     232,627               7,357,992
Wyeth                                                92,438               4,118,113
                                                                    ---------------
Total                                                                    60,461,659
-----------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
Hertz Global Holdings                               396,718(b)            9,013,433
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Atmel                                               887,828(b)            4,581,192
Intel                                               386,587               9,997,140
Spansion Cl A                                       686,927(b)            5,804,533
                                                                    ---------------
Total                                                                    20,382,865
-----------------------------------------------------------------------------------

SOFTWARE (2.7%)
Microsoft                                           621,558              18,311,099
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 49 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (0.2%)
Office Depot                                          9,525(b)             $196,406
TJX Companies                                        44,152               1,283,498
                                                                    ---------------
Total                                                                     1,479,904
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.2%)
Countrywide Financial                                87,684               1,666,873
-----------------------------------------------------------------------------------

TOBACCO (1.7%)
Altria Group                                        165,486              11,506,242
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (8.3%)
ALLTEL                                               44,351               3,090,378
America Movil ADR Series L                           10,851(c)              694,464
Hutchison Telecommunications Intl                 3,375,045(c)            4,689,251
Millicom Intl Cellular                               22,393(b,c)          1,878,773
Orascom Telecom Holding GDR                          14,420(c)              943,068
Sprint Nextel                                       470,073               8,931,387

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
WIRELESS TELECOMMUNICATION SERVICES (CONT.)
Vodafone Group                                    8,433,103(c)          $30,453,509
Vodafone Group ADR                                  169,183(c)            6,141,343
                                                                    ---------------
Total                                                                    56,822,173
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $594,733,145)                                                   $646,426,715
-----------------------------------------------------------------------------------

OPTIONS PURCHASED (0.3%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
QUALCOMM                                             215               $50.00           Jan. 2008                  $13,868
Virgin Media                                       2,036                27.50           Jan. 2008                  193,420
--------------------------------------------------------------------------------------------------------------------------

PUTS
NASDAQ 100                                        11,575                50.00           Nov. 2007                1,059,113
S&P 500                                              216             1,500.00           Nov. 2007                  542,160
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $2,485,067)                                                                                              $1,808,561
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (5.7%)(F)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 38,828,756(h)          $38,828,756
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $38,828,756)                                                     $38,828,756
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $636,046,968)(i)                                                $687,064,032
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 13.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $1,702,000 or 0.2% of net assets.

(e)  At Sept. 30, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.1% of net assets. 5.6% of net assets is the Fund's cash equivalent position.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Apollo Mgmt LP                                                         08-02-07                $6,600,000
Oaktree Capital Group LLC Cl A Unit*                            05-21-07 thru 07-20-07          1,947,560

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(i) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $636,047,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $70,450,000
Unrealized depreciation                                              (19,433,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $51,017,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 50 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - High Yield Bond Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (82.2%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT               VALUE(A)
MORTGAGE-BACKED (0.5%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.63%       $5,908,070(i)           $5,404,664
-----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (2.9%)
Alion Science and Technology
  02-01-15                          10.25         5,835,000               5,295,263
Communications & Power Inds
  02-01-12                           8.00         8,385,000               8,531,737
CPI Intl
 Sr Unsecured
  02-01-15                          11.06         1,720,000(i)            1,775,900
DRS Technologies
  11-01-13                           6.88         2,745,000               2,745,000
  02-01-16                           6.63         1,185,000               1,170,188
  02-01-18                           7.63         2,410,000               2,458,200
L-3 Communications
  06-15-12                           7.63         3,425,000               3,502,063
  07-15-13                           6.13         1,010,000                 992,325
L-3 Communications
 Series B
  10-15-15                           6.38         6,450,000               6,337,124
                                                                    ---------------
Total                                                                    32,807,800
-----------------------------------------------------------------------------------

AUTOMOTIVE (1.4%)
Ford Motor Credit LLC
 Sr Nts
  08-10-11                           9.88         3,217,000               3,265,319
GMAC
  04-15-16                           7.70         6,111,000               5,484,623
Rental Service
  12-01-14                           9.50         7,332,000               7,002,060
                                                                    ---------------
Total                                                                    15,752,002
-----------------------------------------------------------------------------------

BROKERAGE (0.5%)
LaBranche & Co
 Sr Nts
  05-15-12                          11.00         5,824,000               5,838,560
-----------------------------------------------------------------------------------

BUILDING MATERIALS (1.3%)
Gibraltar Inds
 Series B
  12-01-15                           8.00         5,638,000               5,299,720
Interline Brands
 Sr Sub Nts
  06-15-14                           8.13         1,931,000               1,906,863
Norcraft Companies LP/Finance
  11-01-11                           9.00         2,616,000               2,629,080
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
  09-01-12                           7.85         4,900,000(h)            4,385,500
                                                                    ---------------
Total                                                                    14,221,163
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

CHEMICALS (5.4%)
Chemtura
  06-01-16                           6.88%       $8,610,000              $8,179,500
Georgia Gulf
  12-15-13                           7.13         5,063,000               4,455,440
  10-15-16                          10.75         7,100,000               6,177,000
Hexion US Finance/Nova Scotia Finance
  11-15-14                           9.75         5,278,000               5,805,800
INVISTA
  05-01-12                           9.25        11,097,000(d)           11,651,849
MacDermid
 Sr Sub Nts
  04-15-17                           9.50         9,115,000(d)            8,795,975
Momentive Performance Materials
  12-01-16                          11.50         1,415,000(d)            1,400,850
Momentive Performance Materials
 Pay-in-kind
  12-01-14                          10.13         5,805,000(d,j)          5,717,925
NALCO
 Sr Sub Nts
  11-15-13                           8.88         3,845,000               4,037,250
NALCO
 Sr Unsecured
  11-15-11                           7.75         2,490,000               2,539,800
NewMarket
  12-15-16                           7.13         1,904,000               1,846,880
                                                                    ---------------
Total                                                                    60,608,269
-----------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.9%)
Chart Inds
 Sr Sub Nts
  10-15-15                           9.13         5,890,000               6,103,513
United Rentals North America
 Sr Sub Nts
  02-15-14                           7.00         3,595,000               3,666,900
                                                                    ---------------
Total                                                                     9,770,413
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (3.2%)
AAC Group Holding
 Sr Disc Nts
 (Zero coupon through 10-01-08,
 thereafter 10.25%)
  10-01-12                          10.28         4,225,000(h)            3,760,250
AAC Group Holding
 Sr Unsecured Pay-in-kind
  10-01-12                          14.75           815,341(j)              799,034
Jarden
  05-01-17                           7.50         8,530,000               8,306,088
Sealy Mattress
  06-15-14                           8.25         3,838,000               3,866,785
Visant Holding
 Sr Disc Nts
 (Zero coupon through 12-01-08,
 thereafter 10.25%)
  12-01-13                          10.14         3,350,000(h)            3,098,750
Visant Holding
 Sr Nts
  12-01-13                           8.75         5,845,000               5,976,513

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
CONSUMER PRODUCTS (CONT.)
Vitro
 Sr Unsub
  02-01-17                           9.13%       $9,645,000(c)           $9,476,212
                                                                    ---------------
Total                                                                    35,283,632
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.4%)
ALH Finance LLC
  01-15-13                           8.50         1,182,000               1,134,720
Baldor Electric
  02-15-17                           8.63         3,040,000               3,192,000
                                                                    ---------------
Total                                                                     4,326,720
-----------------------------------------------------------------------------------

ELECTRIC (3.8%)
Dynegy Holdings
 Sr Unsecured
  05-01-16                           8.38         4,550,000               4,572,750
  05-15-18                           7.13         4,885,000               4,457,563
Edison Mission Energy
 Sr Unsecured
  06-15-16                           7.75         1,863,000               1,928,205
Midwest Generation LLC
 Pass-Through Ctfs Series B
  01-02-16                           8.56         3,966,136               4,243,765
Mirant Americas Generation LLC
 Sr Unsecured
  05-01-11                           8.30         4,315,000               4,358,150
Mirant North America LLC
  12-31-13                           7.38         6,605,000               6,704,075
NRG Energy
  02-01-14                           7.25         3,589,000               3,597,973
  01-15-17                           7.38         8,945,000               8,944,999
Reliant Energy
  12-15-14                           6.75           975,000                 989,625
Reliant Energy
 Sr Nts
  06-15-17                           7.88         2,215,000               2,248,225
                                                                    ---------------
Total                                                                    42,045,330
-----------------------------------------------------------------------------------

ENTERTAINMENT (0.7%)
AMC Entertainment
  02-01-16                          11.00         4,836,000               5,150,340
United Artists Theatre Circuit
 Pass-Through Ctfs Series AU4
  07-01-15                           9.30         1,828,884(k)            1,902,039
United Artists Theatre Circuit
 Pass-Through Ctfs Series AV2
  07-01-15                           9.30           596,481(k)              620,340
                                                                    ---------------
Total                                                                     7,672,719
-----------------------------------------------------------------------------------

ENVIRONMENTAL (1.0%)
Allied Waste North America
 Series B
  04-15-14                           7.38           595,000                 597,975
  05-15-16                           7.13         2,625,000               2,684,063
Clean Harbors
  07-15-12                          11.25         3,872,000               4,258,607

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 51 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ENVIRONMENTAL (CONT.)
WCA Waste
  06-15-14                           9.25%       $3,410,000              $3,512,300
                                                                    ---------------
Total                                                                    11,052,945
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (4.4%)
Aramark
  02-01-15                           8.50         4,805,000               4,901,100
  02-01-15                           8.86         1,700,000(i)            1,717,000
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                          10.97        11,850,000(h)           11,020,500
Constellation Brands
  09-01-16                           7.25         3,860,000               3,860,000
Constellation Brands
 Sr Nts
  05-15-17                           7.25         3,975,000(d)            4,019,719
Cott Beverages USA
  12-15-11                           8.00        10,946,000              10,781,810
Pinnacle Foods Finance LLC
 Sr Sub Nts
  04-01-17                          10.63        10,030,000(d)            9,403,125
Smithfield Foods
 Sr Unsecured
  07-01-17                           7.75         3,489,000               3,576,225
                                                                    ---------------
Total                                                                    49,279,479
-----------------------------------------------------------------------------------

GAMING (6.1%)
Buffalo Thunder Development Authority
 Secured
  12-15-14                           9.38         2,679,000(d)            2,504,865
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                          10.13         3,970,000               4,138,725
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
  06-15-15                          10.25         9,805,000(d)            9,192,187
Harrah's Operating
  06-01-16                           6.50         5,086,000               4,145,090
  10-01-17                           5.75         6,250,000               4,781,250
Majestic Star Casino LLC/Capital
  10-15-10                           9.50         6,181,000               5,933,760
MGM Mirage
  06-01-16                           7.50         6,100,000               6,061,875
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38         6,300,000(d)            6,914,250
Shingle Springs Tribal Gaming Authority
 Sr Nts
  06-15-15                           9.38         5,660,000(d)            5,744,900
Station Casinos
 Sr Sub Nts
  02-01-14                           6.50         3,915,000               3,445,200
  03-01-16                           6.88         2,203,000               1,916,610
  03-15-18                           6.63         1,155,000                 967,313
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                           9.00         7,450,000(d)            7,496,562

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
GAMING (CONT.)
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63%       $4,436,000              $4,347,280
                                                                    ---------------
Total                                                                    67,589,867
-----------------------------------------------------------------------------------

GAS PIPELINES (1.8%)
Southern Star Central
 Sr Nts
  03-01-16                           6.75         4,260,000               4,073,625
Williams Companies
 Sr Nts
  07-15-19                           7.63        11,735,000              12,571,119
Williams Partners LP/Finance
  02-01-17                           7.25         3,515,000               3,585,300
                                                                    ---------------
Total                                                                    20,230,044
-----------------------------------------------------------------------------------

HEALTH CARE (6.6%)
Community Health Systems
 Sr Nts
  07-15-15                           8.88         7,683,000(d)            7,894,282
DaVita
  03-15-13                           6.63         5,829,000               5,785,283
  03-15-15                           7.25         4,645,000               4,656,613
HCA
 Secured
  11-15-16                           9.25         4,982,000(d)            5,305,830
HCA
 Sr Unsecured
  02-15-16                           6.50         8,100,000               6,905,250
IASIS Healthcare LLC/Capital
 Bank Guaranteed
  06-15-14                           8.75         3,671,000               3,716,888
MedCath Holdings
  07-15-12                           9.88         8,533,000               9,044,979
NMH Holdings
 Sr Unsecured Pay-in-kind
  06-15-14                          11.97         3,330,000(d,i,j)        3,171,825
Omnicare
  12-15-13                           6.75         5,530,000               5,156,725
  12-15-15                           6.88         2,747,000               2,540,975
Omnicare
 Sr Sub Nts
  06-01-13                           6.13         3,995,000               3,705,363
Select Medical
 Sr Unsecured
  09-15-15                          11.26        12,479,000(i)           11,293,494
Vanguard Health Holding I LLC
 Sr Disc Nts
 (Zero coupon through 10-01-09,
 thereafter 11.25%)
  10-01-15                           9.11         2,830,000(h)            2,115,425
Vanguard Health Holding II LLC
 Sr Sub Nts
  10-01-14                           9.00         3,788,000               3,674,360
                                                                    ---------------
Total                                                                    74,967,292
-----------------------------------------------------------------------------------

HOME CONSTRUCTION (1.7%)
K Hovnanian Enterprises
  04-01-12                           8.88         5,970,000               4,477,500
  05-15-13                           7.75           975,000                 697,125
  05-15-16                           7.50         3,972,000               3,157,740

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
HOME CONSTRUCTION (CONT.)
Standard Pacific
 Sr Sub Nts
  04-15-12                           9.25%       $5,383,000              $3,606,610
Standard Pacific
 Sr Unsecured
  10-01-08                           6.50         1,650,000               1,501,500
William Lyon Homes
  02-15-14                           7.50         7,960,000               5,253,600
                                                                    ---------------
Total                                                                    18,694,075
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (4.7%)
Chaparral Energy
  12-01-15                           8.50         1,284,000               1,203,750
Chaparral Energy
 Sr Nts
  02-01-17                           8.88         6,334,000(d)            5,953,959
Chesapeake Energy
  08-15-14                           7.00         3,643,000               3,665,769
  01-15-16                           6.63         4,314,000               4,292,430
  01-15-18                           6.25         1,545,000               1,490,925
Compton Petroleum Finance
  12-01-13                           7.63         5,993,000(c)            5,783,245
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50         4,095,000               4,197,375
EXCO Resources
 Secured
  01-15-11                           7.25         5,871,000               5,841,645
Forest Oil
 Sr Nts
  06-15-19                           7.25         4,735,000(d)            4,735,000
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                           7.75         4,490,000(d)            4,388,975
KCS Energy
  04-01-12                           7.13         4,380,000               4,248,600
PetroHawk Energy
  07-15-13                           9.13         3,935,000               4,151,425
Range Resources
  05-15-16                           7.50         1,970,000               2,009,400
                                                                    ---------------
Total                                                                    51,962,498
-----------------------------------------------------------------------------------

MEDIA CABLE (5.0%)
Charter Communications Holdings I LLC/Capital
 Secured
  10-01-15                          11.00         1,931,000               1,955,138
Charter Communications Holdings II LLC/Capital
  10-01-13                          10.25         2,800,000               2,919,000
Charter Communications Holdings II LLC/Capital
 Sr Unsecured Series B
  09-15-10                          10.25         5,775,000               6,006,000
DIRECTV Holdings LLC/Finance
  06-15-15                           6.38         7,480,000               7,096,649
EchoStar DBS
  02-01-16                           7.13         9,631,000               9,895,852
Quebecor Media
  03-15-16                           7.75         2,455,000(c,d,g)        2,344,525
Quebecor Media
 Sr Nts
  03-15-16                           7.75         6,584,000(c)            6,279,490

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 52 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MEDIA CABLE (CONT.)

Univision Communications
Sr Nts Pay-in-kind
  03-15-15                           9.75%       $7,535,000(d,j)         $7,403,137
Videotron Ltee
  01-15-14                           6.88         6,301,000(c)            6,190,733
Virgin Media Finance
  04-15-14                           8.75         3,550,000(c)            3,638,750
  08-15-16                           9.13         1,610,000(c)            1,670,375
                                                                    ---------------
Total                                                                    55,399,649
-----------------------------------------------------------------------------------

MEDIA NON CABLE (6.7%)
Clear Channel Communications
 Sr Unsub
  12-15-16                           5.50         9,505,000               7,239,729
Idearc
  11-15-16                           8.00         3,587,000               3,578,033
Intelsat Bermuda
  06-15-16                           9.25         2,250,000(c)            2,334,375
Intelsat Bermuda
 Sr Unsecured
  06-15-13                          11.41         3,460,000(c,i)          3,615,700
Lamar Media
  01-01-13                           7.25           944,000                 948,720
Lamar Media
 Series B
  08-15-15                           6.63         3,650,000               3,522,250
Lamar Media
 Sr Unsecured
  08-15-15                           6.63         3,803,000               3,669,895
LBI Media
 Sr Sub Nts
  08-01-17                           8.50         6,880,000(d)            6,845,600
Liberty Media LLC
 Sr Nts
  05-15-13                           5.70         7,239,000               6,762,884
Liberty Media LLC
 Sr Unsecured
  02-01-30                           8.25         6,462,000               6,332,760
Radio One
  02-15-13                           6.38         6,833,000               6,047,205
Radio One
 Series B
  07-01-11                           8.88         2,600,000               2,574,000
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75         7,950,000(d)            8,248,124
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                          10.38         1,885,000(d)            2,068,788
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                           6.88         1,370,000               1,294,650
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88         3,754,000               3,547,530
RH Donnelley
 Sr Nts
  10-15-17                           8.88         2,105,000(d,g)          2,131,313

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MEDIA NON CABLE (CONT.)
RH Donnelley
 Sr Unsecured
  01-15-13                           6.88%       $5,687,000              $5,374,215
                                                                    ---------------
Total                                                                    76,135,771
-----------------------------------------------------------------------------------

METALS (1.1%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25         5,630,000               6,080,400
  04-01-17                           8.38           870,000                 950,475
Noranda Aluminium Acquisition
 Sr Unsecured Pay-in-kind
  05-15-15                           9.36         3,205,000(d,i,j)        3,012,700
Peabody Energy
  11-01-16                           7.38         2,265,000               2,389,575
                                                                    ---------------
Total                                                                    12,433,150
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (1.0%)
OPTI Canada
  12-15-14                           8.25         2,464,000(c,d)          2,488,640
OPTI Canada
 Secured
  12-15-14                           7.88         3,005,000(c,d)          3,005,000
Quicksilver Resources
  04-01-16                           7.13         5,965,000               5,875,525
                                                                    ---------------
Total                                                                    11,369,165
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (2.0%)
Cardtronics
  08-15-13                           9.25         9,795,000               9,427,688
Cardtronics
 Sr Sub Nts
  08-15-13                           9.25         4,480,000(d)            4,312,000
Triad Acquisition
 Sr Unsecured Series B
  05-01-13                          11.13        10,460,000               8,943,300
                                                                    ---------------
Total                                                                    22,682,988
-----------------------------------------------------------------------------------

PACKAGING (1.1%)
Crown Americas LLC/Capital
  11-15-15                           7.75         7,253,000               7,488,723
Owens-Brockway Glass Container
  05-15-13                           8.25         5,060,000               5,237,100
                                                                    ---------------
Total                                                                    12,725,823
-----------------------------------------------------------------------------------

PAPER (4.2%)
Abitibi-Consolidated Co of Canada
  04-01-15                           8.38         3,795,000(c)            2,760,863
Boise Cascade LLC
  10-15-14                           7.13         6,090,000               5,846,400
Cascades
 Sr Nts
  02-15-13                           7.25         3,670,000(c)            3,596,600
Georgia-Pacific
  06-15-15                           7.70         3,908,000               3,888,460
  01-15-17                           7.13         6,617,000(d)            6,401,948
Jefferson Smurfit US
  06-01-13                           7.50         5,840,000               5,650,200
NewPage
  05-01-12                          10.00         7,670,000               8,072,674

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
PAPER (CONT.)
Norampac
  06-01-13                           6.75%       $4,270,000(c)           $4,077,850
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00         6,205,000               6,096,413
                                                                    ---------------
Total                                                                    46,391,408
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.6%)
Warner Chilcott
  02-01-15                           8.75         6,969,000               7,212,915
-----------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.3%)
Leucadia Natl
 Sr Unsecured
  09-15-15                           8.13         3,640,000               3,660,348
-----------------------------------------------------------------------------------

RAILROADS (0.2%)
Kansas City Southern de Mexico
 Sr Nts
  06-01-14                           7.38         2,734,000(c,d)          2,699,825
-----------------------------------------------------------------------------------

REITS (1.2%)
Realogy
 Sr Sub Nts
  04-15-15                          12.38        17,155,000(d)           12,952,025
-----------------------------------------------------------------------------------

RETAILERS (1.2%)
Claire's Stores
  06-01-17                          10.50        12,110,000(d)            9,324,700
Toys "R" Us
 Sr Unsecured
  04-15-13                           7.88         4,817,000               4,190,790
                                                                    ---------------
Total                                                                    13,515,490
-----------------------------------------------------------------------------------

TECHNOLOGY (2.0%)
Freescale Semiconductor
 Sr Unsecured Pay-in-kind
  12-15-14                           9.13         6,983,000(j)            6,459,275
SS&C Technologies
  12-01-13                          11.75         2,195,000               2,326,700
SunGard Data Systems
  08-15-15                          10.25         6,975,000               7,288,875
West Corp
  10-15-16                          11.00         5,945,000               6,242,250
                                                                    ---------------
Total                                                                    22,317,100
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.8%)
Avis Budget Car Rental LLC/Finance
  05-15-16                           7.75         2,875,000               2,817,500
Hertz
  01-01-16                          10.50         2,694,000               2,909,520
Quality Distribution LLC/Capital
  01-15-12                           9.86         2,651,000(i)            2,664,255
                                                                    ---------------
Total                                                                     8,391,275
-----------------------------------------------------------------------------------

WIRELESS (3.6%)
American Tower
 Sr Nts
  10-15-12                           7.13         7,815,000               7,990,837
  10-15-17                           7.00         7,630,000(d,g)          7,677,688
Centennial Communications
 Sr Nts
  01-01-13                          10.00         4,700,000               4,970,250

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 53 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELESS (CONT.)
Cricket Communications
  11-01-14                           9.38%       $4,775,000              $4,846,625
MetroPCS Wireless
 Sr Nts
  11-01-14                           9.25         7,185,000(d)            7,328,700
Nextel Communications
 Series D
  08-01-15                           7.38         6,840,000               6,951,526
                                                                    ---------------
Total                                                                    39,765,626
-----------------------------------------------------------------------------------

WIRELINES (3.8%)
Citizens Communications
 Sr Unsecured
  03-15-19                           7.13         3,525,000               3,472,125
GCI
 Sr Unsecured
  02-15-14                           7.25         7,454,000               6,894,950
Level 3 Financing
  03-15-13                          12.25         3,135,000               3,456,338
  11-01-14                           9.25         4,090,000               4,028,650
  02-15-17                           8.75           555,000                 535,575
Qwest
 Sr Nts
  06-15-15                           7.63         7,015,000               7,348,213
Windstream
  08-01-16                           8.63        11,256,000              12,001,709
  03-15-19                           7.00         4,725,000               4,606,875
                                                                    ---------------
Total                                                                    42,344,435
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $930,031,373)                                                   $917,504,465
-----------------------------------------------------------------------------------

SENIOR LOANS (11.7%)(l)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)
AUTOMOTIVE (0.4%)
Ford Motor
 Term Loan
  12-15-13                              8.70%    $4,186,213              $4,056,148
-----------------------------------------------------------------------------------

CHEMICALS (0.5%)
Celanese
 Term Loan
  04-06-14                              7.11      5,690,738(c)            5,558,428
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.5%)
Spectrum Brands
 Letter of Credit
  04-04-13                              5.52        147,227                 144,651
Spectrum Brands
 Term Loan
  04-04-13                        9.36-10.75      2,978,402               2,926,280
  TBD                                    TBD      2,458,838(g,o)          2,415,807
Spectrum Brands
 Tranche B2 Term Loan
  04-04-13                              9.57        530,017                 516,767
                                                                    ---------------
Total                                                                     6,003,505
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

ENTERTAINMENT (0.3%)
AMC Entertainment
 Term Loan
  06-13-12                             10.60%    $3,468,240              $3,364,193
-----------------------------------------------------------------------------------

GAMING (1.3%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                    TBD      3,096,418(g,m,o)        2,941,597
Fontainebleau Las Vegas
 Term Loan
  06-05-14                              8.95      6,192,836               5,898,676
Great Lakes Gaming of Michigan
 Term Loan
  09-15-12                              9.00      6,242,873(k)            6,118,015
                                                                    ---------------
Total                                                                    14,958,288
-----------------------------------------------------------------------------------

HEALTH CARE (1.7%)
HCA
 Tranche B Term Loan
  01-21-13                              7.61      7,542,100               7,380,096
IASIS Healthcare LLC
 Term Loan
  06-15-14                             10.61     11,671,483              10,971,193
                                                                    ---------------
Total                                                                    18,351,289
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
Sandridge Energy
 Term Loan
  04-01-15                              8.63      5,850,000               5,762,250
-----------------------------------------------------------------------------------

LIFE INSURANCE (0.7%)
Asurion
 2nd Lien Term Loan
  07-07-15                       11.86-12.17      7,485,000               7,335,300
-----------------------------------------------------------------------------------

MEDIA CABLE (0.9%)
Charter Communications
 Term Loan
  03-06-14                              7.36     10,580,000              10,218,481
-----------------------------------------------------------------------------------

MEDIA NON CABLE (1.2%)
Intelsat Bermuda
 Term Loan
  02-01-14                              7.86      1,995,000(c)            1,973,394
Nielsen Finance VNU
 Tranche B Term Loan
  08-09-13                              7.36     12,227,450(c)           11,842,286
                                                                    ---------------
Total                                                                    13,815,680
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (1.0%)
Dresser
 2nd Lien Term Loan
  05-04-15                             11.13      8,125,000               7,962,500
  TBD                                    TBD      2,795,000(g,o)          2,739,100
                                                                    ---------------
Total                                                                    10,701,600
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.6%)
ACE Cash Express
 Tranche B Term Loan
  10-05-13                         8.32-8.80      7,454,390               7,212,122
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

RETAILERS (0.5%)
Claire's Stores
 Term Loan
  TBD                                    TBD     $4,600,000(g,o)         $4,287,200
Toys "R" Us
 Term Loan
  TBD                                    TBD        765,000(g,o)            760,219
                                                                    ---------------
Total                                                                     5,047,419
-----------------------------------------------------------------------------------

WIRELESS (0.3%)
Trilogy Intl Partners
 Term Loan
  06-29-12                              8.86%     3,185,000               3,081,488
-----------------------------------------------------------------------------------

WIRELINES (1.3%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                              7.61      5,930,000               5,789,163
Qwest
 Term Loan
  06-30-10                              6.95      8,955,000               9,022,162
                                                                    ---------------
Total                                                                    14,811,325
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $133,128,957)                                                   $130,277,516
-----------------------------------------------------------------------------------

COMMON STOCKS (--%)
ISSUER                                            SHARES                   VALUE(A)
OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                                494,265(b)              $11,121
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                4,785,000(b)                    5
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $3,913,363)                                                          $11,126
-----------------------------------------------------------------------------------

OTHER (0.1%)
ISSUER                                            SHARES                   VALUE(A)
Varde Fund V LP                                   5,000,000(b,e,k)         $656,550
-----------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                $656,550
-----------------------------------------------------------------------------------

MONEY MARKET FUND (6.0%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 66,748,697(n)          $66,748,697
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $66,748,697)                                                     $66,748,697
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,133,822,390)(p)                                            $1,115,198,354
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 54 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - High Yield Bond Fund

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2007, the value of foreign securities represented 7.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $192,536,791 or 17.3% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Sept. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $25,298,610.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                          ACQUISITION
SECURITY                                                                     DATES                     COST
--------------------------------------------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012                                               03-01-07 thru 09-15-07         $6,131,791
United Artists Theatre Circuit
  9.30% Pass-Through Ctfs Series AU4 2015                            02-09-00 thru 04-09-02          1,542,019
United Artists Theatre Circuit
  9.30% Pass-Through Ctfs Series AV2 2015                            12-11-01 thru 08-28-02            479,697
Varde Fund V LP                                                      04-27-00 thru 06-19-00                 --*

     * The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) At Sept. 30, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Fontainebleau Las Vegas                                              $3,055,098

(n) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(o) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(p) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $1,133,822,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $13,318,000
Unrealized depreciation                                               (31,942,000)
---------------------------------------------------------------------------------
Net unrealized depreciation                                          $(18,624,000)
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 55 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Income Opportunities Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (86.2%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                 VALUE(A)
MORTGAGE-BACKED (0.4%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.63%       $2,954,035(i)             $2,702,332
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (3.4%)
Alion Science and Technology
  02-01-15                          10.25         4,650,000                 4,219,874
Communications & Power Inds
  02-01-12                           8.00         3,935,000                 4,003,863
DRS Technologies
  11-01-13                           6.88         2,575,000                 2,575,000
  02-01-16                           6.63         1,585,000                 1,565,188
  02-01-18                           7.63         3,705,000                 3,779,100
L-3 Communications
  06-15-12                           7.63         1,650,000                 1,687,125
  07-15-13                           6.13            80,000                    78,600
  01-15-15                           5.88           225,000                   216,000
L-3 Communications
 Series B
  10-15-15                           6.38         3,185,000                 3,129,263
TransDigm
  07-15-14                           7.75         1,260,000                 1,272,600
                                                                      ---------------
Total                                                                      22,526,613
-------------------------------------------------------------------------------------

AUTOMOTIVE (4.6%)
Ford Motor Credit LLC
 Sr Nts
  08-10-11                           9.88         9,767,000                 9,913,700
Ford Motor Credit LLC
 Sr Unsecured
  01-13-12                           8.11         1,995,000(i)              1,885,393
GMAC
  04-15-16                           7.70         5,830,000                 5,232,425
GMAC LLC
  09-15-11                           6.88         9,550,000                 9,088,391
Rental Service
  12-01-14                           9.50         4,395,000                 4,197,225
                                                                      ---------------
Total                                                                      30,317,134
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.7%)
Gibraltar Inds
 Series B
  12-01-15                           8.00         1,030,000                   968,200
Interline Brands
 Sr Sub Nts
  06-15-14                           8.13           375,000                   370,313
Norcraft Companies LP/Finance
  11-01-11                           9.00         1,676,000                 1,684,380
Norcraft Holdings LP/Capital
 Sr Disc Nts
 (Zero coupon through 09-01-08,
 thereafter 9.75%)
  09-01-12                           8.89           280,000(g)                250,600

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
BUILDING MATERIALS (CONT.)
USG
 Sr Unsecured
  01-15-18                           7.75%       $1,685,000                $1,685,404
                                                                      ---------------
Total                                                                       4,958,897
-------------------------------------------------------------------------------------

CHEMICALS (2.8%)
Chemtura
  06-01-16                           6.88         5,106,000                 4,850,700
Hexion US Finance/Nova Scotia Finance
  11-15-14                           9.75         2,034,000                 2,237,400
INVISTA
  05-01-12                           9.25         2,530,000(d)              2,656,500
Momentive Performance Materials
 Pay-in-kind
  12-01-14                          10.13         3,415,000(d,e)            3,363,775
NALCO
 Sr Unsecured
  11-15-11                           7.75         2,175,000                 2,218,500
NewMarket
  12-15-16                           7.13         3,010,000                 2,919,700
                                                                      ---------------
Total                                                                      18,246,575
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.3%)
Chart Inds
 Sr Sub Nts
  10-15-15                           9.13         4,695,000                 4,865,194
United Rentals North America
  02-15-12                           6.50         3,400,000                 3,442,500
                                                                      ---------------
Total                                                                       8,307,694
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (3.3%)
American Achievement
  04-01-12                           8.25         1,280,000                 1,273,600
Chattem
 Sr Sub Nts
  03-01-14                           7.00         2,600,000                 2,580,500
Jarden
  05-01-17                           7.50         4,680,000                 4,557,149
Sealy Mattress
  06-15-14                           8.25         2,879,000                 2,900,593
Visant
  10-01-12                           7.63         2,615,000                 2,660,763
Visant Holding
 Sr Nts
  12-01-13                           8.75         1,000,000                 1,022,500
Vitro
  02-01-12                           8.63         3,000,000(c)              2,955,000
Vitro
 Sr Unsub
  02-01-17                           9.13         4,205,000(c)              4,131,413
                                                                      ---------------
Total                                                                      22,081,518
-------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)

DIVERSIFIED MANUFACTURING (1.0%)
ALH Finance LLC
  01-15-13                           8.50%          $29,000                   $27,840
Baldor Electric
  02-15-17                           8.63         6,128,000                 6,434,400
                                                                      ---------------
Total                                                                       6,462,240
-------------------------------------------------------------------------------------

ELECTRIC (4.1%)
Dynegy Holdings
 Sr Unsecured
  05-01-16                           8.38         2,300,000                 2,311,500
  05-15-18                           7.13         1,325,000                 1,209,063
Edison Mission Energy
 Sr Nts
  05-15-17                           7.00         1,790,000(d)              1,763,150
Edison Mission Energy
 Sr Unsecured
  06-15-13                           7.50         3,510,000                 3,597,749
  06-15-16                           7.75           600,000                   621,000
IPALCO Enterprises
 Secured
  11-14-08                           8.38            65,000                    66,300
  11-14-11                           8.63         1,540,000                 1,628,550
Mirant Americas Generation LLC
 Sr Unsecured
  05-01-11                           8.30         3,325,000                 3,358,249
  10-01-21                           8.50           445,000                   423,863
  05-01-31                           9.13           405,000                   402,975
Mirant North America LLC
  12-31-13                           7.38         2,765,000                 2,806,475
Nevada Power
  04-15-12                           6.50           550,000                   565,867
NRG Energy
  02-01-14                           7.25         1,050,000                 1,052,625
  02-01-16                           7.38           245,000                   245,613
  01-15-17                           7.38         3,010,000                 3,010,000
Reliant Energy
  12-15-14                           6.75         1,355,000                 1,375,325
Sierra Pacific Power
 Series P
  07-01-37                           6.75         2,600,000                 2,606,500
                                                                      ---------------
Total                                                                      27,044,804
-------------------------------------------------------------------------------------

ENVIRONMENTAL (1.7%)
Allied Waste North America
 Series B
  04-15-14                           7.38         5,426,000                 5,453,129
  05-15-16                           7.13           775,000                   792,438
Clean Harbors
  07-15-12                          11.25           120,000                   131,982
WCA Waste
  06-15-14                           9.25         4,695,000                 4,835,850
                                                                      ---------------
Total                                                                      11,213,399
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 56 RIVERSOURCE VARIABLE PORTFOLIO FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)

FOOD AND BEVERAGE (3.0%)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                           9.65%       $4,930,000(g)             $4,584,900
Constellation Brands
  09-01-16                           7.25         3,665,000                 3,665,000
Constellation Brands
 Sr Nts
  05-15-17                           7.25         1,365,000(d)              1,380,356
Cott Beverages USA
  12-15-11                           8.00         8,885,000                 8,751,725
Smithfield Foods
 Sr Unsecured
  07-01-17                           7.75         1,773,000                 1,817,325
                                                                      ---------------
Total                                                                      20,199,306
-------------------------------------------------------------------------------------

GAMING (6.1%)
Boyd Gaming
 Sr Sub Nts
  02-01-16                           7.13         1,820,000                 1,760,850
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                          10.13         4,190,000                 4,368,075
Harrah's Operating
  06-01-16                           6.50         2,477,000                 2,018,755
  10-01-17                           5.75           585,000                   447,525
Majestic Star Casino LLC/Capital
  10-15-10                           9.50         4,526,000                 4,344,960
MGM MIRAGE
  04-01-13                           6.75         1,845,000                 1,803,488
  06-01-16                           7.50         4,675,000                 4,645,781
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38         1,865,000(d)              2,046,838
Shingle Springs Tribal Gaming Authority
 Sr Nts
  06-15-15                           9.38         5,700,000(d)              5,785,499
Station Casinos
 Sr Unsecured
  08-15-16                           7.75         5,065,000                 5,014,350
Tunica-Biloxi Gaming Authority
 Sr Unsecured
  11-15-15                           9.00         5,155,000(d)              5,187,218
Wheeling Island Gaming
  12-15-09                          10.13         2,065,000                 2,070,163
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63           980,000                   960,400
                                                                      ---------------
Total                                                                      40,453,902
-------------------------------------------------------------------------------------

GAS PIPELINES (4.0%)
Colorado Interstate Gas
 Sr Nts
  11-15-15                           6.80           320,000                   331,268
El Paso
 Sr Sub Nts
  06-15-14                           6.88         1,400,000                 1,412,937
Southern Star Central
 Sr Nts
  03-01-16                           6.75         4,830,000                 4,618,688

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
GAS PIPELINES (CONT.)
Tennessee Gas Pipeline
  12-15-11                           6.00%       $1,071,000                $1,044,225
  04-01-37                           7.63         1,780,000                 1,932,665
Williams Companies
 Sr Nts
  07-15-19                           7.63         4,440,000                 4,756,350
Williams Companies
 Sr Unsecured
  09-01-21                           7.88         7,475,000                 8,129,063
Williams Partners LP/Finance
  02-01-17                           7.25         4,160,000                 4,243,200
                                                                      ---------------
Total                                                                      26,468,396
-------------------------------------------------------------------------------------

HEALTH CARE (5.7%)
Community Health Systems
 Sr Nts
  07-15-15                           8.88         6,280,000(d)              6,452,699
DaVita
  03-15-15                           7.25         4,840,000                 4,852,099
HCA
 Secured
  11-15-16                           9.25         3,440,000(d)              3,663,600
HCA
 Secured Pay-in-kind
  11-15-16                           9.63         4,107,000(d,e)            4,379,089
IASIS Healthcare LLC/Capital
 Bank Guaranteed
  06-15-14                           8.75           565,000                   572,063
MedCath Holdings
  07-15-12                           9.88           610,000                   646,600
Omnicare
  12-15-13                           6.75         3,760,000                 3,506,200
  12-15-15                           6.88         4,920,000                 4,551,000
Omnicare
 Sr Sub Nts
  06-01-13                           6.13         2,645,000                 2,453,238
Select Medical
  02-01-15                           7.63         3,000,000                 2,685,000
Select Medical
 Sr Unsecured
  09-15-15                          11.26         4,605,000(i)              4,167,525
                                                                      ---------------
Total                                                                      37,929,113
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (1.0%)
DR Horton
 Sr Unsub
  04-15-16                           6.50         4,035,000                 3,534,261
Meritage Homes
 Sr Nts
  05-01-14                           7.00         1,000,000                   800,000
Standard Pacific
 Sr Sub Nts
  04-15-12                           9.25           807,000                   540,690
Standard Pacific
 Sr Unsecured
  10-01-08                           6.50         1,205,000                 1,096,550
William Lyon Homes
  02-15-14                           7.50           570,000                   376,200
                                                                      ---------------
Total                                                                       6,347,701
-------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)

INDEPENDENT ENERGY (4.8%)
Chesapeake Energy
  07-15-13                           7.63%       $1,405,000                $1,469,981
  06-15-14                           7.50           225,000                   230,625
  08-15-14                           7.00         1,230,000                 1,237,688
  01-15-16                           6.63         1,280,000                 1,273,600
  01-15-16                           6.88         4,170,000                 4,169,999
  01-15-18                           6.25           175,000                   168,875
Compton Petroleum Finance
  12-01-13                           7.63         2,225,000(c)              2,147,125
Denbury Resources
  04-01-13                           7.50           275,000                   281,188
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50         1,740,000                 1,783,500
EXCO Resources
 Secured
  01-15-11                           7.25         4,112,000                 4,091,440
Forest Oil
 Sr Nts
  06-15-19                           7.25         2,170,000(d)              2,170,000
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                           7.75         3,855,000(d)              3,768,263
KCS Energy
  04-01-12                           7.13         2,505,000                 2,429,850
PetroHawk Energy
  07-15-13                           9.13         3,445,000                 3,634,475
Range Resources
  03-15-15                           6.38         1,660,000                 1,618,500
  05-15-16                           7.50         1,005,000                 1,025,100
                                                                      ---------------
Total                                                                      31,500,209
-------------------------------------------------------------------------------------

MEDIA CABLE (4.1%)
Charter Communications Operating LLC/Capital
 Sr Nts
  04-30-12                           8.00         4,390,000(d)              4,368,050
  04-30-14                           8.38         2,555,000(d)              2,567,775
CSC Holdings
 Sr Nts Series B
  07-15-09                           8.13           485,000                   493,488
DIRECTV Holdings LLC/Finance
  06-15-15                           6.38         1,225,000                 1,162,219
EchoStar DBS
  10-01-11                           6.38           185,000                   185,925
  10-01-14                           6.63         1,210,000                 1,216,050
  02-01-16                           7.13         7,440,000                 7,644,600
Quebecor Media
  03-15-16                           7.75         2,185,000(b,c,d)          2,086,675
Quebecor Media
 Sr Nts
  03-15-16                           7.75         5,167,000(c)              4,928,026
Videotron Ltee
  12-15-15                           6.38         1,000,000(c)                940,000
Virgin Media Finance
  04-15-14                           8.75         1,810,000(c)              1,855,250
                                                                      ---------------
Total                                                                      27,448,058
-------------------------------------------------------------------------------------

MEDIA NON CABLE (6.9%)
Clear Channel Communications
 Sr Unsub
  12-15-16                           5.50         4,170,000                 3,176,189

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 57 RIVERSOURCE VARIABLE PORTFOLIO FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
MEDIA NON CABLE (CONT.)

Dex Media
Sr Disc Nts
(Zero coupon through 11-15-08,
thereafter 9.00%)
  11-15-13                           7.66%       $2,675,000(g)             $2,514,500
Dex Media
 Sr Unsecured
  11-15-13                           8.00         1,410,000                 1,420,575
Idearc
  11-15-16                           8.00         2,819,000                 2,811,953
Intelsat Intermediate Holding
 (Zero coupon through 02-01-10,
 thereafter 9.25%)
  02-01-15                           7.84         2,480,000(c,g)            2,039,800
Lamar Media
  01-01-13                           7.25         2,251,000                 2,262,255
Lamar Media
 Series B
  08-15-15                           6.63           740,000                   714,100
Lamar Media
 Sr Unsecured
  08-15-15                           6.63         1,219,000                 1,176,335
LBI Media
 Sr Sub Nts
  08-01-17                           8.50         4,195,000(d)              4,174,025
Liberty Media LLC
 Sr Nts
  05-15-13                           5.70         2,490,000                 2,326,230
Liberty Media LLC
 Sr Unsecured
  02-01-30                           8.25         1,510,000                 1,479,800
LIN TV
 Sr Sub Nts
  05-15-13                           6.50           380,000                   369,550
Radio One
  02-15-13                           6.38           285,000                   252,225
Radio One
 Series B
  07-01-11                           8.88         5,135,000                 5,083,650
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75         5,130,000(d)              5,322,374
RH Donnelley
  12-15-12                          10.88           250,000                   266,250
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88            93,000                    87,885
RH Donnelley
 Sr Nts
  10-15-17                           8.88         1,070,000(b,d)            1,083,375
RH Donnelley
 Sr Nts Series A-3
  01-15-16                           8.88         1,990,000                 2,027,313
Salem Communications Holding
  12-15-10                           7.75         7,094,000                 7,093,999
                                                                      ---------------
Total                                                                      45,682,383
-------------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)

METALS (2.0%)
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25%       $4,435,000                $4,789,800
  04-01-17                           8.38         2,890,000                 3,157,325
Noranda Aluminium Acquisition
 Sr Unsecured Pay-in-kind
  05-15-15                           9.36         1,470,000(d,e,i)          1,381,800
Peabody Energy
  11-01-16                           7.38         2,060,000                 2,173,300
Peabody Energy
 Series B
  03-15-13                           6.88         1,918,000                 1,937,180
                                                                      ---------------
Total                                                                      13,439,405
-------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.4%)
Countrywide Financial
 Sub Nts
  05-15-16                           6.25         2,925,000                 2,647,020
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.4%)
Cimarex Energy
  05-01-17                           7.13           955,000                   947,838
OPTI Canada
  12-15-14                           8.25         4,819,000(c,d)            4,867,190
Quicksilver Resources
  04-01-16                           7.13         3,310,000                 3,260,350
                                                                      ---------------
Total                                                                       9,075,378
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (5.0%)
Cardtronics
  08-15-13                           9.25         5,030,000                 4,841,375
Cardtronics
 Sr Sub Nts
  08-15-13                           9.25         4,695,000(d)              4,518,938
Dow Jones CDX North America High Yield
 Pass-Through Ctfs Series 8-T1
  06-29-12                           7.63        20,000,000(d)             19,325,000
Triad Acquisition
 Sr Unsecured Series B
  05-01-13                          11.13         5,440,000                 4,651,200
                                                                      ---------------
Total                                                                      33,336,513
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.8%)
Actuant
 Sr Nts
  06-15-17                           6.88         1,815,000(d)              1,787,775
Mobile Mini
  05-01-15                           6.88         3,530,000                 3,441,750
                                                                      ---------------
Total                                                                       5,229,525
-------------------------------------------------------------------------------------

PACKAGING (1.9%)
Crown Americas LLC/Capital
  11-15-13                           7.63         1,225,000                 1,257,156
Crown Cork & Seal
  04-15-23                           8.00         2,425,000                 2,376,500
Greif
 Sr Unsecured
  02-01-17                           6.75         2,590,000                 2,583,525
Owens-Brockway Glass Container
  05-15-13                           8.25         2,715,000                 2,810,025

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
PACKAGING (CONT.)
Plastipak Holdings
 Sr Nts
  12-15-15                           8.50%       $1,260,000(d)             $1,304,100
Silgan Holdings
 Sr Sub Nts
  11-15-13                           6.75         2,650,000                 2,570,500
                                                                      ---------------
Total                                                                      12,901,806
-------------------------------------------------------------------------------------

PAPER (4.7%)
Abitibi-Consolidated
  08-01-29                           8.50         2,955,000(c)              2,020,481
Boise Cascade LLC
  10-15-14                           7.13         1,885,000                 1,809,600
Cascades
 Sr Nts
  02-15-13                           7.25         2,950,000(c)              2,891,000
Georgia-Pacific
  01-15-17                           7.13         5,332,000(d)              5,158,710
NewPage
  05-01-12                          10.00         7,057,000                 7,427,493
Norampac
  06-01-13                           6.75         2,250,000(c)              2,148,750
Smurfit-Stone Container Enterprises
 Sr Nts
  07-01-12                           8.38         2,160,000                 2,160,000
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00         7,350,000                 7,221,375
                                                                      ---------------
Total                                                                      30,837,409
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Elan Finance
  11-15-11                           7.75         1,600,000(c)              1,568,000
Warner Chilcott
  02-01-15                           8.75         3,820,000                 3,953,700
                                                                      ---------------
Total                                                                       5,521,700
-------------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.3%)
Leucadia Natl
 Sr Unsecured
  09-15-15                           8.13         2,090,000                 2,101,683
-------------------------------------------------------------------------------------

RAILROADS (0.9%)
Kansas City Southern de Mexico
 Sr Nts
  12-01-13                           7.63         3,000,000(c,d)            2,940,000
  06-01-14                           7.38         3,050,000(c,d)            3,011,875
                                                                      ---------------
Total                                                                       5,951,875
-------------------------------------------------------------------------------------

REITS (0.4%)
Realogy
 Sr Sub Nts
  04-15-15                          12.38         3,410,000(d)              2,574,550
-------------------------------------------------------------------------------------
RETAILERS (0.1%)
Neiman Marcus Group
 Pay-in-kind
  10-15-15                           9.00           900,000(e)                958,500
-------------------------------------------------------------------------------------

TECHNOLOGY (3.3%)
Flextronics Intl
 Sr Sub Nts
  11-15-14                           6.25         4,890,000(c)              4,572,150

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 58 RIVERSOURCE VARIABLE PORTFOLIO FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
TECHNOLOGY (CONT.)
Dx
Freescale Semiconductor
Sr Unsecured Pay-in-kind
  12-15-14                           9.13%       $5,683,000(e)             $5,256,775
Seagate Technology HDD Holdings
  10-01-16                           6.80         8,800,000(c)              8,602,000
SunGard Data Systems
  08-15-15                          10.25         1,365,000                 1,426,425
West Corp
  10-15-16                          11.00         2,070,000                 2,173,500
                                                                      ---------------
Total                                                                      22,030,850
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.9%)
Avis Budget Car Rental LLC/Finance
  05-15-16                           7.75         1,240,000                 1,215,200
Hertz
  01-01-14                           8.88         4,550,000                 4,686,500
                                                                      ---------------
Total                                                                       5,901,700
-------------------------------------------------------------------------------------

WIRELESS (0.7%)
Centennial Cellular Operating/Communications
  06-15-13                          10.13         1,200,000                 1,272,000
Dobson Cellular Systems
 Secured
  11-01-11                           8.38         1,350,000                 1,432,688
Rural Cellular
 Secured
  03-15-12                           8.25         1,550,000                 1,608,125
                                                                      ---------------
Total                                                                       4,312,813
-------------------------------------------------------------------------------------

WIRELINES (3.7%)
Cincinnati Bell
  07-15-13                           7.25           110,000                   110,825
Citizens Communications
 Sr Unsecured
  03-15-19                           7.13         4,575,000                 4,506,375
GCI
 Sr Unsecured
  02-15-14                           7.25         1,523,000                 1,408,775
Level 3 Financing
  11-01-14                           9.25         2,925,000                 2,881,125
  02-15-17                           8.75         2,235,000                 2,156,775
Qwest
  03-15-12                           8.88         1,785,000                 1,947,881
  09-15-33                           6.88           980,000                   916,300
Qwest
 Sr Nts
  06-15-15                           7.63         3,025,000                 3,168,688
Qwest
 Sr Unsecured
  10-01-14                           7.50           600,000                   624,000

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                     VALUE(A)
WIRELINES (CONT.)
Windstream
  08-01-16                           8.63%       $6,490,000                $6,919,962
                                                                      ---------------
Total                                                                      24,640,706
-------------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $574,902,012)                                                     $571,351,707
-------------------------------------------------------------------------------------

SENIOR LOANS (6.2%)(j)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                     VALUE(A)
AUTOMOTIVE (0.5%)
Ford Motor
 Term Loan
  12-15-13                             8.70%     $3,147,179                $3,049,396
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
AMC Entertainment
 Term Loan
  06-13-12                            10.60         791,273                   767,534
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.5%)
Pinnacle Foods Finance
 Term Loan
  04-02-14                        7.94-7.95       3,491,250                 3,371,256
-------------------------------------------------------------------------------------

GAMING (1.0%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                   TBD       1,451,794(b,k,m)          1,379,204
Fontainebleau Las Vegas
 Term Loan
  06-05-14                             8.95       2,903,587                 2,765,667
Great Lakes Gaming of
 Michigan
 Term Loan
  09-15-12                             9.00       2,235,103(h)              2,190,401
                                                                      ---------------
Total                                                                       6,335,272
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.8%)
Sandridge Energy
 Term Loan
  04-01-15                             8.63       5,495,000                 5,412,575
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.9%)
Asurion
 Term Loan
  07-03-14                             8.36       6,095,000                 5,927,388
-------------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON       PRINCIPAL
BORROWER                            RATE          AMOUNT                     VALUE(A)

MEDIA CABLE (0.4%)
Charter Communications
 Term Loan
  TBD                                   TBD      $3,000,000(b,m)           $2,897,490
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.0%)
Dresser
 1st Lien Term Loan
  05-04-14                        7.63-8.01%      2,118,188                 2,081,120
Dresser
 2nd Lien Term Loan
  05-04-15                            11.13       3,890,000                 3,812,199
  TBD                                   TBD         525,000(b,m)              514,500
                                                                      ---------------
Total                                                                       6,407,819
-------------------------------------------------------------------------------------

RETAILERS (0.5%)
Claire's Stores
 Term Loan
  TBD                                   TBD       2,500,000(b,m)            2,330,000
Toys "R" Us
 Term Loan
  07-19-12                             9.76       1,000,000                   993,750
                                                                      ---------------
Total                                                                       3,323,750
-------------------------------------------------------------------------------------

TECHNOLOGY (0.3%)
West Corp
 Tranche B Term Loan
  10-24-13                        7.50-7.88       1,801,834                 1,763,545
-------------------------------------------------------------------------------------

WIRELESS (0.2%)
Trilogy Intl Partners
 Term Loan
  06-29-12                             8.86       1,620,000                 1,567,350
-------------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $41,705,841)                                                       $40,823,375
-------------------------------------------------------------------------------------

MONEY MARKET FUND (5.6%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 37,166,459(l)          $37,166,459
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $37,166,459)                                                     $37,166,459
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $653,774,312)(n)                                                $649,341,541
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.
(b) At Sept. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $10,377,251.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Sept. 30, 2007, the value of foreign securities represented 8.1% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $109,089,199 or 16.5% of net assets.
(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

--------------------------------------------------------------------------------

 59 RIVERSOURCE VARIABLE PORTFOLIO FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Income Opportunities Fund

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Great Lakes Gaming of Michigan
  9.00% Term Loan 2012                                          03-01-07 thru 09-15-07         $2,195,333

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

(j) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(k) At Sept. 30, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                      UNFUNDED
BORROWER                                                             COMMITMENT
-------------------------------------------------------------------------------
Fontainebleau Las Vegas                                              $1,430,640

(l) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(m) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(n) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $653,774,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $5,481,000
Unrealized depreciation                                               (9,913,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                          $(4,432,000)
--------------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 60 RIVERSOURCE VARIABLE PORTFOLIO FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - International Opportunity Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.7%)(c)
ISSUER                                            SHARES               VALUE(A)
AUSTRALIA (4.1%)
CAPITAL MARKETS (0.7%)
Macquarie Bank                                      116,841(b,d)         $8,749,013
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Brambles                                            489,480               6,409,773
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Boart Longyear Group                              2,479,064(b)            5,234,631
-----------------------------------------------------------------------------------

INSURANCE (0.5%)
QBE Insurance Group                                 208,979               6,266,726
-----------------------------------------------------------------------------------

METALS & MINING (2.0%)
BHP Billiton                                        272,158              10,756,976
Newcrest Mining                                     309,714               7,693,788
Rio Tinto                                            75,932(d)            7,290,440
                                                                    ---------------
Total                                                                    25,741,204
-----------------------------------------------------------------------------------

BELGIUM (2.2%)
BEVERAGES (1.1%)
InBev                                               161,946              14,677,209
-----------------------------------------------------------------------------------

CHEMICALS (0.6%)
Umicore                                              33,373               7,975,513
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
Colruyt                                              27,373(d)            5,782,470
-----------------------------------------------------------------------------------

BRAZIL (0.6%)

OIL, GAS & CONSUMABLE FUELS
Petroleo Brasileiro ADR                             100,368               7,577,784
-----------------------------------------------------------------------------------

CANADA (1.6%)
OIL, GAS & CONSUMABLE FUELS (1.0%)
Canadian Natural Resources                           70,000               5,318,986
EnCana                                              108,000               6,679,405
                                                                    ---------------
Total                                                                    11,998,391
-----------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
Canadian Pacific Railway                            110,000               7,743,363
-----------------------------------------------------------------------------------

CHINA (1.3%)
COMMERCIAL BANKS
China Merchants Bank Series H                     3,678,500              16,160,754
-----------------------------------------------------------------------------------

DENMARK (0.6%)
CHEMICALS
Novozymes Series B                                   61,450               7,722,389
-----------------------------------------------------------------------------------

FRANCE (10.4%)
BEVERAGES (1.1%)
Pernod Ricard                                        66,073              14,417,500
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.2%)
BNP Paribas                                          37,152               4,065,307
Societe Generale                                     65,360              10,967,409
                                                                    ---------------
Total                                                                    15,032,716
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
VINCI                                               108,318               8,462,356
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
FRANCE (CONT.)

ELECTRICAL EQUIPMENT (0.9%)
ALSTOM                                               57,919             $11,774,394
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Essilor Intl                                        205,268              12,878,440
-----------------------------------------------------------------------------------

INSURANCE (1.4%)
AXA                                                 117,858               5,273,529
Euler Hermes                                         95,374              12,711,348
                                                                    ---------------
Total                                                                    17,984,877
-----------------------------------------------------------------------------------

MACHINERY (0.6%)
Vallourec                                            27,927               8,043,869
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Veolia Environnement                                 44,966               3,872,029
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.7%)
Neopost                                              61,275               8,642,846
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.5%)
Total                                               369,542              30,045,564
-----------------------------------------------------------------------------------

GERMANY (6.9%)
AEROSPACE & DEFENSE (0.5%)
MTU Aero Engines Holding                             97,013               5,906,731
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.8%)
Continental                                          77,112              10,663,346
-----------------------------------------------------------------------------------

AUTOMOBILES (1.2%)
DaimlerChrysler                                     148,812              14,989,184
-----------------------------------------------------------------------------------

CHEMICALS (0.8%)
Bayer                                               133,272              10,607,623
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.6%)
Wincor Nixdorf                                       85,024               7,031,676
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Tognum                                              170,738(b)            5,302,460
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Carl Zeiss Meditec                                  251,036               5,523,207
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Fresenius Medical Care & Co                         168,606               8,960,284
-----------------------------------------------------------------------------------

INSURANCE (0.7%)
Allianz                                              35,655               8,330,215
-----------------------------------------------------------------------------------

MACHINERY (0.8%)
MAN                                                  70,633              10,278,034
-----------------------------------------------------------------------------------

GREECE (1.8%)
COMMERCIAL BANKS
EFG Eurobank Ergasias                               333,799              11,737,279
Piraeus Bank                                        298,292              10,658,891
                                                                    ---------------
Total                                                                    22,396,170
-----------------------------------------------------------------------------------

HONG KONG (5.4%)
COMMERCIAL BANKS (0.2%)
Bank of East Asia                                   430,000               2,411,877
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HONG KONG (CONT.)

DISTRIBUTORS (0.7%)
Li & Fung                                         2,044,000              $8,677,507
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.2%)
Hong Kong Exchanges and Clearing                    507,000              15,497,247
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
China Overseas Land & Investment                  6,601,250              15,065,376
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Esprit Holdings                                     741,500              11,780,894
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.2%)
China Mobile                                        922,000              15,099,393
-----------------------------------------------------------------------------------

INDONESIA (0.3%)

DIVERSIFIED TELECOMMUNICATION SERVICES
Telekomunikasi Indonesia                          3,484,000               4,213,744
-----------------------------------------------------------------------------------

IRELAND (0.7%)

CONSTRUCTION MATERIALS
CRH                                                 219,244               8,706,473
-----------------------------------------------------------------------------------

ITALY (1.8%)
COMMERCIAL BANKS (0.9%)
UniCredito Italiano                               1,278,831              10,940,918
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Saipem                                              263,406              11,237,678
-----------------------------------------------------------------------------------

JAPAN (17.3%)
AUTO COMPONENTS (0.2%)
Keihin                                              157,900               3,003,757
-----------------------------------------------------------------------------------

AUTOMOBILES (1.2%)
Honda Motor                                         117,000               3,931,917
Toyota Motor                                        199,500              11,776,162
                                                                    ---------------
Total                                                                    15,708,079
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.5%)
Asahi Glass                                         462,000               6,214,435
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.6%)
Marusan Securities                                  233,000               2,154,327
Nomura Holdings                                     228,900               3,838,250
Tokai Tokyo Securities                              200,000               1,018,631
                                                                    ---------------
Total                                                                     7,011,208
-----------------------------------------------------------------------------------

CHEMICALS (0.9%)
Kansai Paint                                        358,000               2,745,934
Mitsubishi Rayon                                    468,000               3,316,665
Showa Denko                                         855,000               3,238,072
Sumitomo Chemical                                   306,000               2,624,151
                                                                    ---------------
Total                                                                    11,924,822
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 61 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - International Opportunity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

COMMERCIAL BANKS (1.9%)
Fukuoka Financial Group                             424,000              $2,484,346
Mitsubishi UFJ Financial Group                      960,000               8,716,800
Mizuho Financial Group                                  840               4,790,179
Sumitomo Mitsui Financial Group                         900               7,012,885
                                                                    ---------------
Total                                                                    23,004,210
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Okumura                                             523,000               2,663,721
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.2%)
Hokuriku Electric Power                              99,100               1,936,962
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
Kyocera                                              55,300               5,185,277
Nidec                                                54,800               3,831,134
Nippon Electric Glass                               295,000               4,751,436
Yokogawa Electric                                   261,900               3,187,674
                                                                    ---------------
Total                                                                    16,955,521
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.3%)
Sundrug                                             185,600               4,225,527
-----------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Tokyo Gas                                           913,000               4,252,612
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
Accordia Golf                                         1,969(b)            2,074,256
Pacific Golf Group Intl Holdings                      2,387(b)            2,348,345
                                                                    ---------------
Total                                                                     4,422,601
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.8%)
Daito Trust Construction                             90,300               4,355,407
GOLDCREST                                            88,510               4,068,717
Haseko                                            1,565,500(b)            3,748,150
Sekisui Chemical                                    550,000               4,036,653
Sharp                                               334,000               6,062,946
                                                                    ---------------
Total                                                                    22,271,873
-----------------------------------------------------------------------------------

INSURANCE (0.6%)
T&D Holdings                                        118,600               7,300,209
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
eAccess                                               4,642(d)            2,578,440
-----------------------------------------------------------------------------------

MACHINERY (0.6%)
AMADA                                               408,000               4,560,961
THK                                                 137,300               2,898,768
                                                                    ---------------
Total                                                                     7,459,729
-----------------------------------------------------------------------------------

METALS & MINING (0.7%)
Kobe Steel                                        1,645,000               6,144,044
Tokyo Steel Mfg                                     180,100               2,797,305
                                                                    ---------------
Total                                                                     8,941,349
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.3%)
Ryohin Keikaku                                       63,900               3,677,338
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.7%)
Canon                                               171,150               9,342,770
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
JAPAN (CONT.)

OIL, GAS & CONSUMABLE FUELS (0.6%)
INPEX Holdings                                          201              $2,064,949
Nippon Mining Holdings                              542,500               5,450,505
                                                                    ---------------
Total                                                                     7,515,454
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.1%)
Ono Pharmaceutical                                   87,500               4,692,669
Shionogi & Co                                       272,000               4,193,906
Takeda Pharmaceutical                                67,700               4,762,459
                                                                    ---------------
Total                                                                    13,649,034
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
Sumitomo Real Estate Sales                           40,050               3,110,273
-----------------------------------------------------------------------------------

SOFTWARE (0.3%)
Nintendo                                              7,100               3,696,500
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.5%)
Yamada Denki                                         62,710               6,207,668
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.8%)
Mitsui & Co                                         137,000               3,327,790
Sumitomo                                            331,500               6,407,191
                                                                    ---------------
Total                                                                     9,734,981
-----------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (0.4%)
Mitsubishi Logistics                                319,000               4,493,662
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
KDDI                                                    958               7,106,181
-----------------------------------------------------------------------------------

LUXEMBOURG (1.0%)

METALS & MINING
ArcelorMittal                                       166,530              13,152,648
-----------------------------------------------------------------------------------

MEXICO (0.4%)

WIRELESS TELECOMMUNICATION SERVICES
America Movil ADR Series L                           83,984               5,374,976
-----------------------------------------------------------------------------------

NETHERLANDS (1.2%)
COMMERCIAL SERVICES & SUPPLIES (0.4%)
Randstad Holding                                     86,870               4,695,836
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
ASML Holding                                        326,199(b)           10,814,213
-----------------------------------------------------------------------------------

NORWAY (0.8%)

OIL, GAS & CONSUMABLE FUELS
StatoilHydro                                        313,950              10,701,650
-----------------------------------------------------------------------------------

PORTUGAL (0.6%)

FOOD & STAPLES RETAILING
Jeronimo Martins                                  1,338,007               8,222,900
-----------------------------------------------------------------------------------

RUSSIA (0.6%)

OIL, GAS & CONSUMABLE FUELS
Gazprom ADR                                         161,379               7,116,814
-----------------------------------------------------------------------------------

SINGAPORE (1.8%)
COMMERCIAL BANKS (0.5%)
DBS Group Holdings                                  422,000               6,138,595
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SINGAPORE (CONT.)

INDUSTRIAL CONGLOMERATES (0.8%)
Keppel                                            1,078,000             $10,454,037
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
City Developments                                   533,200               5,817,119
-----------------------------------------------------------------------------------

SOUTH AFRICA (1.3%)
MEDIA (0.7%)
Naspers Series N                                    327,310               9,083,913
-----------------------------------------------------------------------------------

METALS & MINING (0.6%)
Impala Platinum Holdings                            207,864               7,248,120
-----------------------------------------------------------------------------------

SOUTH KOREA (0.8%)

COMMERCIAL BANKS
Shinhan Financial Group                             154,140              10,079,357
-----------------------------------------------------------------------------------

SPAIN (1.6%)
COMMERCIAL BANKS (1.0%)
Banco Bilbao Vizcaya Argentaria                     544,485              12,763,715
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Inditex                                             105,164               7,086,800
-----------------------------------------------------------------------------------

SWEDEN (1.2%)
COMMERCIAL BANKS (0.7%)
Skandinaviska Enskilda Banken Series A              257,400               8,369,595
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
TeliaSonera                                         724,000               6,545,553
-----------------------------------------------------------------------------------

SWITZERLAND (8.2%)
BIOTECHNOLOGY (0.6%)
Actelion                                            133,831(b)            7,414,619
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Credit Suisse Group                                 166,925              11,083,408
Julius Baer Holding                                  75,278               5,628,715
                                                                    ---------------
Total                                                                    16,712,123
-----------------------------------------------------------------------------------

CHEMICALS (1.9%)
Lonza Group                                          75,012               8,182,893
Sika                                                  2,962               5,770,328
Syngenta                                             46,271               9,975,967
                                                                    ---------------
Total                                                                    23,929,188
-----------------------------------------------------------------------------------

FOOD PRODUCTS (2.1%)
Nestle                                               59,819              26,872,820
-----------------------------------------------------------------------------------

INSURANCE (0.6%)
Swiss Reinsurance                                    86,890               7,739,644
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.7%)
Roche Holding                                       118,340              21,458,146
-----------------------------------------------------------------------------------

TAIWAN (0.4%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Hon Hai Precision Industry                          612,000               4,608,829
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (--%)
Taiwan Semiconductor Mfg                                  1                       2
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 62 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - International Opportunity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

UNITED KINGDOM (23.8%)
AEROSPACE & DEFENSE (1.6%)
BAE Systems                                       1,016,255             $10,261,127
Rolls-Royce Group                                   881,277(b)            9,421,151
                                                                    ---------------
Total                                                                    19,682,278
-----------------------------------------------------------------------------------

BEVERAGES (0.8%)
Diageo                                              482,816              10,609,408
-----------------------------------------------------------------------------------

CHEMICALS (0.6%)
Johnson Matthey                                     227,632               7,763,797
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
Standard Chartered                                  435,874              14,268,758
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Serco Group                                       1,054,287               8,951,838
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (3.2%)
Tesco                                             3,175,197              28,535,644
Wm Morrison Supermarkets                          2,065,606              11,928,523
                                                                    ---------------
Total                                                                    40,464,167
-----------------------------------------------------------------------------------

INSURANCE (3.4%)
Admiral Group                                       639,547              11,776,608
Friends Provident                                 2,073,672               7,297,494
Prudential                                          521,048               8,011,465
Resolution                                          441,374               6,163,319
Royal & SunAlliance Insurance Group               2,923,374               9,240,981
                                                                    ---------------
Total                                                                    42,489,867
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
UNITED KINGDOM (CONT.)

METALS & MINING (2.2%)
Anglo American                                      292,688             $19,695,818
Lonmin                                              117,361               8,761,993
                                                                    ---------------
Total                                                                    28,457,811
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.0%)
BG Group                                          1,611,769              27,898,342
BP                                                1,211,516              14,066,960
Tullow Oil                                          676,173               8,245,354
                                                                    ---------------
Total                                                                    50,210,656
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Shire                                               469,098              11,526,881
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (0.6%)
Carphone Warehouse Group                          1,016,347               7,246,863
-----------------------------------------------------------------------------------

TOBACCO (2.0%)
British American Tobacco                            369,076              13,229,857
Imperial Tobacco Group                              269,073              12,337,217
                                                                    ---------------
Total                                                                    25,567,074
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
SIG                                                 267,851               5,699,436
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.2%)
Vodafone Group                                    7,868,846              28,415,872
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $972,335,495)                                                 $1,248,978,682
-----------------------------------------------------------------------------------

PREFERRED STOCKS & OTHER (0.8%)(c)
ISSUER                                            SHARES                   VALUE(A)
GERMANY
Porsche                                               4,343              $9,225,433
-----------------------------------------------------------------------------------

HONG KONG
China Overseas Land & Investment Warrants           550,104(b,f)            452,216
-----------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS & OTHER
(Cost: $6,750,589)                                                       $9,677,649
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.8%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 35,168,714(g)          $35,168,714
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $35,168,714)                                                     $35,168,714
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,014,254,798)(h)                                            $1,293,825,045
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d)  At Sept. 30, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.8% of net assets. 1.0% of net assets is the Fund's cash equivalent position.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES            COST
----------------------------------------------------------------------------------------
China Overseas Land & Investment
   Warrants                                                      08-14-07           $--

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $1,014,255,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $297,912,000
Unrealized depreciation                                               (18,342,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $279,570,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 63 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - International Opportunity Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 64 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Large Cap Equity Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (94.4%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (3.8%)
Boeing                                              426,839             $44,813,827
DRS Technologies                                     30,832               1,699,460
General Dynamics                                     28,864               2,438,142
Goodrich                                            173,168              11,815,253
Honeywell Intl                                      462,973              27,533,004
L-3 Communications Holdings                          71,464               7,299,333
Lockheed Martin                                     123,231              13,369,331
Northrop Grumman                                     52,662               4,107,636
United Technologies                                 175,469              14,121,745
                                                                    ---------------
Total                                                                   127,197,731
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (--%)
United Parcel Service Cl B                           21,820               1,638,682
-----------------------------------------------------------------------------------

AIRLINES (0.1%)
UAL                                                  55,563(b)            2,585,346
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                               16,509(b)              502,039
Johnson Controls                                     15,791               1,865,075
                                                                    ---------------
Total                                                                     2,367,114
-----------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
BMW                                                  18,039(c)            1,163,398
Fiat                                                 39,904(c)            1,206,831
Ford Motor                                          282,405(b)            2,397,618
General Motors                                      109,203               4,007,751
Harley-Davidson                                      20,618                 952,758
                                                                    ---------------
Total                                                                     9,728,356
-----------------------------------------------------------------------------------

BEVERAGES (1.8%)
Coca-Cola                                           373,204              21,448,034
Constellation Brands Cl A                            37,132(b)              898,966
Molson Coors Brewing Cl B                            40,920               4,078,496
Pepsi Bottling Group                                 10,576                 393,110
PepsiCo                                             459,320              33,649,783
                                                                    ---------------
Total                                                                    60,468,389
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (2.2%)
Amgen                                               414,992(b)           23,476,097
Biogen Idec                                         148,832(b)            9,872,027
Celgene                                              84,655(b)            6,036,748
Genentech                                           342,428(b)           26,716,233
Gilead Sciences                                     153,646(b)            6,279,512
                                                                    ---------------
Total                                                                    72,380,617
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                               113,483               2,629,401
-----------------------------------------------------------------------------------

CAPITAL MARKETS (3.8%)
Apollo Mgmt LP                                      638,000(b,h)         16,109,500
Bank of New York Mellon                             140,668               6,209,086
Bear Stearns Companies                               23,678               2,907,895

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
CAPITAL MARKETS (CONT.)
Franklin Resources                                   29,884              $3,810,210
Goldman Sachs Group                                  82,642              17,911,827
KKR Private Equity Investors LP Unit              1,134,134              22,115,613
Lehman Brothers Holdings                            222,754              13,750,604
Merrill Lynch & Co                                  214,053              15,257,698
Morgan Stanley                                      215,394              13,569,822
Oaktree Capital Group LLC Cl A Unit                 120,000(b,d,h)        4,440,000
State Street                                         71,649               4,883,596
T Rowe Price Group                                  118,913               6,622,265
                                                                    ---------------
Total                                                                   127,588,116
-----------------------------------------------------------------------------------

CHEMICALS (1.0%)
Air Products & Chemicals                             17,331               1,694,279
Ashland                                              21,524               1,295,960
Dow Chemical                                        262,340              11,296,359
Eastman Chemical                                     39,670               2,647,179
Ecolab                                               14,029                 662,169
EI du Pont de Nemours & Co                          160,962               7,977,276
Hercules                                              9,339                 196,306
Intl Flavors & Fragrances                             6,209                 328,208
Monsanto                                             43,803               3,755,669
PPG Inds                                             13,141                 992,803
Praxair                                              25,510               2,136,718
Rohm & Haas                                          11,389                 634,026
Sigma-Aldrich                                        10,512                 512,355
                                                                    ---------------
Total                                                                    34,129,307
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.0%)
Banco Bilbao Vizcaya Argentaria ADR                  11,942(c)              278,010
BB&T                                                 43,649               1,762,983
Comerica                                             12,550                 643,564
Commerce Bancorp                                     15,388                 596,747
Fifth Third Bancorp                                  73,396               2,486,656
First Horizon Natl                                   10,115                 269,666
Huntington Bancshares                                29,406                 499,314
M&T Bank                                              6,090                 630,011
Natl City                                            46,328               1,162,370
PNC Financial Services Group                         82,204               5,598,092
Regions Financial                                    56,692               1,671,280
SunTrust Banks                                       28,679               2,170,140
Synovus Financial                                    26,286                 737,322
US Bancorp                                          314,572(e)           10,233,027
Wachovia                                            397,513              19,935,277
Wells Fargo & Co                                    536,078              19,095,098
Zions Bancorporation                                  8,901                 611,232
                                                                    ---------------
Total                                                                    68,380,789
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                    20,510(b)             $261,503
Avery Dennison                                       16,990                 968,770
Cintas                                               10,794                 400,457
Equifax                                              19,576                 746,237
Monster Worldwide                                    10,459(b)              356,234
Robert Half Intl                                     13,312                 397,496
Waste Management                                     41,417               1,563,077
                                                                    ---------------
Total                                                                     4,693,774
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.5%)
Alcatel-Lucent ADR                                        1(c)                   10
Avaya                                               117,486(b)            1,992,563
Cisco Systems                                     1,828,732(b)           60,549,316
Corning                                              35,520                 875,568
JDS Uniphase                                        570,538(b,e)          8,535,248
Motorola                                            190,503               3,530,021
Nokia ADR                                           229,143(c)            8,691,394
QUALCOMM                                          1,344,234              56,807,329
Telefonaktiebolaget LM Ericsson ADR                 271,170(c)           10,792,566
                                                                    ---------------
Total                                                                   151,774,015
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.0%)
Apple                                               221,118(b)           33,950,458
Brocade Communications Systems                       42,324(b)              362,293
Dell                                                333,670(b)            9,209,292
EMC                                                  72,030(b)            1,498,224
Hewlett-Packard                                     592,096              29,480,460
IBM                                                 206,958              24,379,652
SanDisk                                              59,317(b)            3,268,367
                                                                    ---------------
Total                                                                   102,148,746
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                11,753               1,692,197
KBR                                                 163,860(b)            6,352,852
                                                                    ---------------
Total                                                                     8,045,049
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                      7,629                 680,125
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                                    182,508              10,835,500
Capital One Financial                               193,441              12,850,286
Discover Financial Services                         127,063(b)            2,642,910
SLM                                                      23                   1,142
                                                                    ---------------
Total                                                                    26,329,838
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                  8,177                 439,514
Bemis                                                 8,377                 243,854
Pactiv                                               10,436(b)              299,096
Sealed Air                                           12,932                 330,542
Temple-Inland                                        27,869               1,466,745
                                                                    ---------------
Total                                                                     2,779,751
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 65 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DISTRIBUTORS (--%)
Genuine Parts                                        13,639                $681,950
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                    11,200(b)              673,680
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.8%)
Bank of America                                   1,137,099              57,161,966
CIT Group                                            13,526                 543,745
Citigroup                                         1,179,793              55,060,939
CME Group                                             4,450               2,613,708
Consumer Discretionary Select Sector SPDR
 Fund                                               139,657               5,143,567
Financial Select Sector SPDR Fund                    59,722(e)            2,049,659
JPMorgan Chase & Co                                 747,175              34,235,559
Materials Select Sector SPDR Fund                    22,408                 943,601
Moody's                                               5,984                 301,594
NYMEX Holdings                                        8,894               1,157,821
Utilities Select Sector SPDR Fund                    30,197               1,201,841
                                                                    ---------------
Total                                                                   160,414,000
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
AT&T                                              1,679,322              71,052,114
Chunghwa Telecom ADR                                 27,062(c)              500,109
Citizens Communications                              98,723               1,413,713
Deutsche Telekom                                  1,116,828(c)           21,944,458
Deutsche Telekom ADR                                228,304(c)            4,481,608
Embarq                                                    3                     167
Telefonica                                          237,457(c)            6,646,525
Telefonica ADR                                       50,790(c)            4,255,186
Verizon Communications                              547,833              24,258,045
Windstream                                           96,124               1,357,271
                                                                    ---------------
Total                                                                   135,909,196
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Allegheny Energy                                     13,321(b)              696,155
American Electric Power                              31,829               1,466,680
Duke Energy                                         100,563               1,879,522
Edison Intl                                          26,196               1,452,568
Entergy                                              82,406               8,923,746
Exelon                                              166,564              12,552,264
FirstEnergy                                          24,712               1,565,258
FPL Group                                            59,898               3,646,590
Pinnacle West Capital                                31,319               1,237,414
PPL                                                  86,623               4,010,645
Progress Energy                                      21,770               1,019,925
Southern                                            263,419               9,556,841
                                                                    ---------------
Total                                                                    48,007,608
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                     13,646                 697,174
Emerson Electric                                    270,095              14,374,456
Rockwell Automation                                  12,454                 865,678
                                                                    ---------------
Total                                                                    15,937,308
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                                  2,290(b)              $84,455
Tyco Electronics                                     83,055               2,942,630
                                                                    ---------------
Total                                                                     3,027,085
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
GlobalSantaFe                                        15,215               1,156,644
Halliburton                                          63,773               2,448,883
Natl Oilwell Varco                                   34,835(b)            5,033,658
Pride Intl                                          150,802(b)            5,511,813
Transocean                                           69,490(b)            7,855,845
Weatherford Intl                                     39,741(b)            2,669,800
                                                                    ---------------
Total                                                                    24,676,643
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
CVS Caremark                                        255,597              10,129,310
Kroger                                               56,952               1,624,271
Safeway                                              52,298               1,731,587
SUPERVALU                                            16,713                 651,974
SYSCO                                                49,711               1,769,214
Wal-Mart Stores                                     198,479               8,663,608
Whole Foods Market                                   11,371                 556,724
                                                                    ---------------
Total                                                                    25,126,688
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Archer-Daniels-Midland                               52,510               1,737,031
Campbell Soup                                        78,823               2,916,451
Dean Foods                                          128,539               3,288,028
General Mills                                        69,660               4,040,977
Kellogg                                             114,008               6,384,448
Kraft Foods Cl A                                    516,828              17,835,734
Tyson Foods Cl A                                     20,318                 362,676
                                                                    ---------------
Total                                                                    36,565,345
-----------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                 3,621                 155,341
ONEOK                                                65,261               3,093,371
Questar                                              13,864                 728,276
                                                                    ---------------
Total                                                                     3,976,988
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Bausch & Lomb                                        16,782               1,074,048
Boston Scientific                                 2,991,111(b)           41,725,998
China Medical Technologies ADR                       29,921(c)            1,280,320
Covidien                                             75,335(b,c)          3,126,392
CR Bard                                              12,264               1,081,562
Medtronic                                           126,708               7,147,598
St. Jude Medical                                     17,183(b)              757,255
Stryker                                              47,917               3,294,773
                                                                    ---------------
Total                                                                    59,487,946
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.9%)
Aetna                                               115,044               6,243,438
Cardinal Health                                     241,137              15,078,297
CIGNA                                                83,211               4,434,314
Coventry Health Care                                 12,373(b)              769,724
Express Scripts                                      21,559(b)            1,203,423
Humana                                               13,298(b)              929,264
Laboratory Corp of America Holdings                   9,306(b)              728,008
Manor Care                                            5,789                 372,812
McKesson                                            249,546              14,670,809

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Patterson Companies                                  11,013(b)             $425,212
Quest Diagnostics                                    12,506                 722,472
Tenet Healthcare                                     37,404(b)              125,677
UnitedHealth Group                                  361,685              17,516,405
                                                                    ---------------
Total                                                                    63,219,855
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                           15,548                 476,391
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Chipotle Mexican Grill Cl B                               1(b)                  107
Darden Restaurants                                   12,137                 508,055
Intl Game Technology                                132,994               5,732,041
Marriott Intl Cl A                                  114,654               4,984,009
McDonald's                                          258,508              14,080,931
MGM MIRAGE                                           24,399(b)            2,182,247
Pinnacle Entertainment                               48,558(b)            1,322,234
Yum! Brands                                          76,207               2,578,083
                                                                    ---------------
Total                                                                    31,387,707
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Black & Decker                                        5,279                 439,741
Centex                                               39,805               1,057,619
DR Horton                                           252,142               3,229,939
Fortune Brands                                       12,230                 996,623
Harman Intl Inds                                    205,444              17,775,015
Hovnanian Enterprises Cl A                          208,112(b,e)          2,307,962
Leggett & Platt                                      14,162                 271,344
Lennar Cl A                                          66,291               1,501,491
Meritage Homes                                       18,461(b)              260,669
Newell Rubbermaid                                    38,545               1,110,867
Snap-On                                               4,636                 229,667
Standard-Pacific                                    103,460(e)              567,995
Stanley Works                                         6,678                 374,836
Whirlpool                                             6,319                 563,023
                                                                    ---------------
Total                                                                    30,686,791
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.1%)
Colgate-Palmolive                                   341,733              24,372,398
Procter & Gamble                                    654,049              46,005,806
                                                                    ---------------
Total                                                                    70,378,204
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                  53,670(b)            1,075,547
Constellation Energy Group                           14,524               1,246,014
Dynegy Cl A                                          33,350(b)              308,154
Energy Future Holdings                               36,911               2,527,296
                                                                    ---------------
Total                                                                     5,157,011
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.2%)
3M                                                   19,915               1,863,646
General Electric                                  1,636,807              67,763,809
Tyco Intl                                            66,081(c)            2,930,032
                                                                    ---------------
Total                                                                    72,557,487
-----------------------------------------------------------------------------------

INSURANCE (4.4%)
ACE                                                 272,478(c)           16,503,992
AFLAC                                               257,083              14,664,014
Allstate                                              7,067                 404,162

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 66 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
American Intl Group                                 734,955             $49,719,705
Aon                                                  38,254               1,714,162
Arch Capital Group                                   24,567(b,c)          1,828,030
Assurant                                             10,795                 577,533
Chubb                                                87,778               4,708,412
Endurance Specialty Holdings                         33,630(c)            1,397,327
Genworth Financial Cl A                              13,739                 422,199
Hartford Financial Services Group                   223,513              20,686,128
Lincoln Natl                                          4,113                 271,335
MetLife                                              86,831               6,054,726
Principal Financial Group                            11,871                 748,941
Prudential Financial                                273,953              26,732,334
Validus Holdings                                      9,613(b,c)            233,019
XL Capital Cl A                                      25,203(c)            1,996,078
                                                                    ---------------
Total                                                                   148,662,097
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
IAC/InterActiveCorp                                  17,544(b)              520,530
Liberty Media -- Interactive Cl A                    75,622(b,i)          1,452,699
                                                                    ---------------
Total                                                                     1,973,229
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.0%)
eBay                                                388,291(b)           15,151,115
Google Cl A                                          58,396(b)           33,126,299
VeriSign                                            364,737(b)           12,306,226
Yahoo!                                              187,458(b)            5,031,373
                                                                    ---------------
Total                                                                    65,615,013
-----------------------------------------------------------------------------------

IT SERVICES (0.5%)
Affiliated Computer Services Cl A                    89,608(b)            4,501,906
Automatic Data Processing                           118,065               5,422,725
Broadridge Financial Solutions                            1                      19
Cognizant Technology Solutions Cl A                  23,523(b)            1,876,430
Convergys                                            11,082(b)              192,384
Electronic Data Systems                              72,438               1,582,046
Fidelity Natl Information Services                   13,140                 583,022
Fiserv                                               19,335(b)              983,378
HCL Technologies                                    216,430(c)            1,636,017
Ness Technologies                                    26,597(b,c)            290,439
Satyam Computer Services ADR                         11,136(c)              288,311
Unisys                                               26,000(b)              172,120
Western Union                                        28,155                 590,410
                                                                    ---------------
Total                                                                    18,119,207
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Brunswick                                             7,231                $165,301
Eastman Kodak                                        23,154                 619,601
Hasbro                                               12,830                 357,700
Mattel                                               31,489                 738,732
                                                                    ---------------
Total                                                                     1,881,334
-----------------------------------------------------------------------------------

MACHINERY (1.3%)
Caterpillar                                         166,172              13,032,871
Deere & Co                                           61,215               9,085,530
Flowserve                                           136,876              10,427,214
Ingersoll-Rand Cl A                                  31,536(c)            1,717,766
ITT                                                  16,438               1,116,633
Navistar Intl                                         4,879(b)              300,424
Parker Hannifin                                      70,640               7,899,671
                                                                    ---------------
Total                                                                    43,580,109
-----------------------------------------------------------------------------------

MEDIA (6.3%)
CBS Cl B                                             59,158               1,863,477
Charter Communications Cl A                         899,295(b)            2,320,181
Comcast Cl A                                        636,246(b)           15,384,428
Comcast Special Cl A                                152,695(b)            3,658,572
Dow Jones & Co                                        5,279                 315,156
EchoStar Communications Cl A                         50,961(b)            2,385,484
EW Scripps Cl A                                       6,736                 282,912
Gannett                                              18,951                 828,159
Idearc                                                    1                      31
Interpublic Group of Companies                       37,855(b)              392,935
McGraw-Hill Companies                                27,719               1,411,174
Meredith                                              3,146                 180,266
New York Times Cl A                                  11,615                 229,512
News Corp Cl A                                      888,262              19,532,882
Omnicom Group                                        26,716               1,284,772
Time Warner                                       1,338,876              24,581,764
Time Warner Cable Cl A                               30,892(b)            1,013,258
Tribune                                               6,828                 186,541
Viacom Cl B                                         139,426(b)            5,433,431
Virgin Media                                      4,347,176             105,505,963
Vivendi                                             128,703(c)            5,432,125
Walt Disney                                         335,729(e)           11,545,720
WorldSpace Cl A                                     141,807(b,e)            564,392
XM Satellite Radio Holdings Cl A                    523,573(b)            7,419,029
                                                                    ---------------
Total                                                                   211,752,164
-----------------------------------------------------------------------------------

METALS & MINING (1.6%)
Alcan                                                19,061(c)            1,907,625
Alcoa                                               170,383               6,665,383
Allegheny Technologies                                8,179                 899,281
Coeur d'Alene Mines                               1,888,637(b,e)          7,157,934
Freeport-McMoRan Copper & Gold                       30,051               3,152,049
Lihir Gold                                        6,041,066(b,c)         21,116,950
Newmont Mining                                      197,439               8,831,446
Nucor                                                24,145               1,435,903
Stillwater Mining                                    86,508(b)              890,167
                                                                    ---------------
Total                                                                    52,056,738
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MULTILINE RETAIL (0.8%)
Dillard's Cl A                                       11,966                $261,218
JC Penney                                           140,848               8,925,538
Kohl's                                               60,818(b)            3,486,696
Macy's                                              113,453               3,666,801
Nordstrom                                            10,636                 498,722
Target                                              170,293              10,825,525
                                                                    ---------------
Total                                                                    27,664,500
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Ameren                                               16,581                 870,503
CenterPoint Energy                                   26,211                 420,162
CMS Energy                                           18,051                 303,618
Consolidated Edison                                  21,732               1,006,192
Dominion Resources                                   69,901               5,892,655
DTE Energy                                           14,155                 685,668
Integrys Energy Group                                 6,084                 311,683
NiSource                                             22,294                 426,707
PG&E                                                 28,259               1,350,780
Public Service Enterprise Group                      20,321               1,788,045
TECO Energy                                          16,861                 277,026
Xcel Energy                                         173,339(g)            3,733,722
                                                                    ---------------
Total                                                                    17,066,761
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (--%)
Xerox                                                29,097(b)              504,542
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.9%)
Anadarko Petroleum                                   21,352               1,147,670
Apache                                                7,019                 632,131
BP ADR                                              146,816(c)           10,181,690
Chesapeake Energy                                    31,673               1,116,790
Chevron                                             555,008              51,937,648
ConocoPhillips                                      274,863              24,124,725
CONSOL Energy                                        14,623                 681,432
Devon Energy                                         52,065               4,331,808
El Paso                                              51,408                 872,394
Exxon Mobil                                       1,388,705             128,538,534
Occidental Petroleum                                 99,832               6,397,235
Peabody Energy                                       20,439                 978,415
Range Resources                                       1,306                  53,102
Royal Dutch Shell ADR                                27,042(c)            2,222,312
Ship Finance Intl                                    62,929(c)            1,653,145
Spectra Energy                                       47,231               1,156,215
Sunoco                                                5,804                 410,807
Total                                               263,022(c)           21,384,970
Valero Energy                                        24,691               1,658,741
Williams Companies                                   45,138               1,537,400
XTO Energy                                           26,696               1,650,881
                                                                    ---------------
Total                                                                   262,668,045
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Bowater                                             155,676(e)            2,322,686
Intl Paper                                          135,631(g)            4,865,084
MeadWestvaco                                         14,866                 438,993
Weyerhaeuser                                         64,914               4,693,282
                                                                    ---------------
Total                                                                    12,320,045
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 67 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Large Cap Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
Bx

PERSONAL PRODUCTS (0.8%)
Avon Products                                       602,680             $22,618,580
Estee Lauder Companies Cl A                           9,491                 402,988
Herbalife                                            83,547(c)            3,798,047
                                                                    ---------------
Total                                                                    26,819,615
-----------------------------------------------------------------------------------

PHARMACEUTICALS (7.2%)
Abbott Laboratories                                 114,103               6,118,203
AstraZeneca                                         296,290(c)           14,846,053
Bristol-Myers Squibb                                978,608              28,203,483
Eli Lilly & Co                                      181,417              10,328,070
Johnson & Johnson                                   287,987              18,920,746
Merck & Co                                          967,261              49,997,721
Novartis ADR                                         38,729(c)            2,128,546
Pfizer                                            2,570,268              62,791,647
Schering-Plough                                     705,724              22,322,050
Teva Pharmaceutical Inds ADR                         51,736(c)            2,300,700
Wyeth                                               417,273              18,589,512
                                                                    ---------------
Total                                                                   236,546,731
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Annaly Capital Management                           158,220               2,520,444
Apartment Investment & Management Cl A               49,716               2,243,682
Archstone-Smith Trust                                17,838               1,072,777
AvalonBay Communities                                 6,374                 752,514
Boston Properties                                     9,524                 989,544
Developers Diversified Realty                        10,002                 558,812
Equity Residential                                   23,266                 985,548
General Growth Properties                            19,618               1,051,917
Host Hotels & Resorts                                41,790                 937,768
Kimco Realty                                         18,160                 821,014
Plum Creek Timber                                    14,148                 633,264
ProLogis                                             20,536               1,362,564
Public Storage                                        9,824                 772,658
Simon Property Group                                  2,730                 273,000
Vornado Realty Trust                                 10,454               1,143,145
                                                                    ---------------
Total                                                                    16,118,651
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                          15,046(b)              418,881
-----------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
CSX                                                  40,502               1,730,650
Hertz Global Holdings                               641,380(b)           14,572,154
Norfolk Southern                                     30,245               1,570,018
                                                                    ---------------
Total                                                                    17,872,822
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices                               42,842(b,e)            565,514
Applied Materials                                    70,964               1,468,955

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Atmel                                             2,397,561(b)          $12,371,415
Broadcom Cl A                                        58,664(b)            2,137,716
Cypress Semiconductor                                75,433(b)            2,203,398
Intel                                             1,388,040              35,894,715
KLA-Tencor                                           15,976                 891,141
LSI                                                 372,472(b)            2,763,742
Maxim Integrated Products                            48,006               1,408,976
Natl Semiconductor                                   21,874                 593,223
NVIDIA                                               18,030(b)              653,407
Spansion Cl A                                     1,720,612(b)           14,539,171
Texas Instruments                                   136,411               4,991,278
United Microelectronics ADR                         139,808(c)              501,911
Xilinx                                               24,654                 644,456
                                                                    ---------------
Total                                                                    81,629,018
-----------------------------------------------------------------------------------

SOFTWARE (2.2%)
ACI Worldwide                                        38,595(b)              862,598
Adobe Systems                                        80,824(b)            3,528,776
BEA Systems                                          96,712(b)            1,341,395
Citrix Systems                                       22,837(b)              920,788
Electronic Arts                                      11,049(b)              618,634
Microsoft                                         1,919,222              56,540,280
Oracle                                              411,903(b)            8,917,700
Quest Software                                       36,811(b)              631,677
Red Hat                                              61,261(b)            1,217,256
Salesforce.com                                        8,160(b)              418,771
                                                                    ---------------
Total                                                                    74,997,875
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
Abercrombie & Fitch Cl A                              6,749                 544,644
AutoNation                                           12,098(b)              214,377
AutoZone                                              3,824(b)              444,119
Gap                                                 124,213               2,290,488
Home Depot                                          175,816               5,703,471
Limited Brands                                       72,130               1,651,056
Lowe's Companies                                    324,106               9,081,450
Office Depot                                         37,941(b)              782,343
OfficeMax                                             6,030                 206,648
Penske Automotive Group                              81,341               1,646,342
RadioShack                                           10,845                 224,058
Sherwin-Williams                                      8,758                 575,488
Staples                                              57,234               1,229,959
Tiffany & Co                                         11,166                 584,540
TJX Companies                                       248,343               7,219,331
                                                                    ---------------
Total                                                                    32,398,314
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach                                                43,601(b)            2,061,020
Jones Apparel Group                                   8,716                 184,169
Liz Claiborne                                         8,368                 287,273
Nike Cl B                                            30,350               1,780,331
VF                                                    7,131                 575,828
                                                                    ---------------
Total                                                                     4,888,621
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

THRIFTS & MORTGAGE FINANCE (1.3%)
Countrywide Financial                               901,626             $17,139,911
Fannie Mae                                          223,345              13,581,609
Freddie Mac                                         212,415              12,534,609
Hudson City Bancorp                                  62,230                 957,103
                                                                    ---------------
Total                                                                    44,213,232
-----------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                        646,459              44,948,294
Loews-Carolina Group                                 16,081(i)            1,322,341
Reynolds American                                    13,766                 875,380
                                                                    ---------------
Total                                                                    47,146,015
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.7%)
ALLTEL                                              180,991              12,611,453
America Movil ADR Series L                           17,608(c)            1,126,912
Hutchison Telecommunications Intl                 5,478,792(c)            7,612,174
Millicom Intl Cellular                               36,114(b,c)          3,029,965
Orascom Telecom Holding GDR                          25,027(c)            1,636,766
Sprint Nextel                                     1,494,662              28,398,578
Vodafone Group                                   15,068,530(c)           54,415,274
Vodafone Group ADR                                  410,005(c)           14,883,182
                                                                    ---------------
Total                                                                   123,714,304
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $2,758,894,502)                                               $3,164,520,892
-----------------------------------------------------------------------------------

OPTIONS PURCHASED (0.1%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
QUALCOMM                                             397               $50.00           Jan. 2008                  $25,607
Virgin Media                                       3,790                27.50           Jan. 2008                  360,050
--------------------------------------------------------------------------------------------------------------------------

PUTS
NASDAQ 100                                        18,780                50.00           Nov. 2007                1,718,370
S&P 500                                              347             1,500.00           Nov. 2007                  870,970
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $4,143,204)                                                                                              $2,974,997
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (6.3%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                210,759,262(j)         $210,759,262
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $210,759,262)                                                   $210,759,262
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,973,796,968)(k)                                            $3,378,255,151
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 68 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Large Cap Equity Fund

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 7.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $4,440,000 or 0.1% of net assets.

(e)  At Sept. 30, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.8% of net assets. 5.5% of net assets is the Fund's cash equivalent position.

(g) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
S&P 500 Index, Dec. 2007                                                120

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
----------------------------------------------------------------------------------------------------------
Apollo Mgmt LP                                                         08-02-07                $15,312,000
Oaktree Capital Group LLC Cl A Unit*                            05-21-07 thru 07-20-07           5,159,880

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(j) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(k) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $2,973,797,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $477,954,000
Unrealized depreciation                                               (73,496,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $404,458,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 69 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Large Cap Value Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.0%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (4.6%)
Boeing                                                1,737                $182,368
DRS Technologies                                        704                  38,804
General Dynamics                                        694                  58,622
Goodrich                                              2,584                 176,306
Honeywell Intl                                        4,278                 254,413
L-3 Communications Holdings                             809                  82,631
Lockheed Martin                                       1,585                 171,957
Northrop Grumman                                      1,259                  98,202
United Technologies                                   1,500                 120,720
                                                                    ---------------
Total                                                                     1,184,023
-----------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
BMW                                                     434(c)               27,990
Fiat                                                    959(c)               29,004
                                                                    ---------------
Total                                                                        56,994
-----------------------------------------------------------------------------------

BEVERAGES (1.1%)
Coca-Cola                                             2,319                 133,273
Constellation Brands Cl A                               517(b)               12,517
PepsiCo                                               1,721                 126,080
                                                                    ---------------
Total                                                                       271,870
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (0.1%)
Amgen                                                   494(b)               27,946
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.2%)
Masco                                                 2,635                  61,053
-----------------------------------------------------------------------------------

CAPITAL MARKETS (4.9%)
Apollo Mgmt LP                                        3,000(b,f)             75,750
Bank of New York Mellon                               3,086                 136,216
Bear Stearns Companies                                  338                  41,510
Franklin Resources                                      207                  26,393
Goldman Sachs Group                                     536                 116,173
KKR Private Equity Investors LP Unit                  1,864                  36,348
Lehman Brothers Holdings                              4,326                 267,043
Merrill Lynch & Co                                    3,447                 245,702
Morgan Stanley                                        3,141                 197,883
Oaktree Capital Group LLC Cl A Unit                   1,000(b,d,f)           37,000
State Street                                            603                  41,100
T Rowe Price Group                                      820                  45,666
                                                                    ---------------
Total                                                                     1,266,784
-----------------------------------------------------------------------------------

CHEMICALS (1.4%)
Ashland                                                 394                  23,723
Dow Chemical                                          4,401                 189,506
Eastman Chemical                                        794                  52,984
EI du Pont de Nemours & Co                            2,084                 103,283
                                                                    ---------------
Total                                                                       369,496
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.0%)
Fifth Third Bancorp                                     637                  21,582
PNC Financial Services Group                          1,306                  88,939
US Bancorp                                            4,181                 136,008

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL BANKS (CONT.)
Wachovia                                              5,797                $290,719
Wells Fargo & Co                                      6,440                 229,392
                                                                    ---------------
Total                                                                       766,640
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Avery Dennison                                          371                  21,154
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.9%)
Avaya                                                 1,976(b)               33,513
Cisco Systems                                         4,487(b)              148,565
Motorola                                              4,568                  84,645
Nokia ADR                                             1,587(c)               60,195
QUALCOMM                                                987                  41,711
Telefonaktiebolaget LM Ericsson ADR                   2,768(c)              110,166
                                                                    ---------------
Total                                                                       478,795
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.1%)
Dell                                                  1,139(b)               31,436
Hewlett-Packard                                       4,374                 217,782
IBM                                                   2,008                 236,543
SanDisk                                                 974(b)               53,667
                                                                    ---------------
Total                                                                       539,428
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.3%)
Fluor                                                   280                  40,314
KBR                                                   1,110(b)               43,035
                                                                    ---------------
Total                                                                        83,349
-----------------------------------------------------------------------------------

CONSUMER FINANCE (1.6%)
American Express                                      1,974                 117,196
Capital One Financial                                 3,781                 251,172
Discover Financial Services                           1,919(b)               39,915
                                                                    ---------------
Total                                                                       408,283
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Temple-Inland                                           453                  23,841
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (9.0%)
Bank of America                                      18,564                 933,213
Citigroup                                            18,498                 863,302
JPMorgan Chase & Co                                  11,241                 515,063
                                                                    ---------------
Total                                                                     2,311,578
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.9%)
AT&T                                                 14,945                 632,324
Citizens Communications                               2,301                  32,950
Deutsche Telekom                                      2,958(c)               58,121
Verizon Communications                               11,715                 518,740
Windstream                                            2,309                  32,603
                                                                    ---------------
Total                                                                     1,274,738
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.6%)
Entergy                                               1,586                 171,748
Exelon                                                2,687                 202,491
FPL Group                                               636                  38,720
Pinnacle West Capital                                   549                  21,691

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ELECTRIC UTILITIES (CONT.)
PPL                                                   1,336                 $61,857
Southern                                              4,863                 176,430
                                                                    ---------------
Total                                                                       672,937
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric                                      1,983                 105,535
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Tyco Electronics                                      1,048                  37,140
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
GlobalSantaFe                                           367                  27,899
Halliburton                                           1,493                  57,331
Natl Oilwell Varco                                      423(b)               61,124
Pride Intl                                            1,018(b)               37,208
Transocean                                              380(b)               42,959
Weatherford Intl                                        958(b)               64,358
                                                                    ---------------
Total                                                                       290,879
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
CVS Caremark                                          2,410                  95,508
Safeway                                                 371                  12,284
Wal-Mart Stores                                       2,914                 127,196
                                                                    ---------------
Total                                                                       234,988
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Campbell Soup                                         1,425                  52,725
General Mills                                           977                  56,676
Kellogg                                               2,268                 127,008
Kraft Foods Cl A                                      2,935                 101,287
                                                                    ---------------
Total                                                                       337,696
-----------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                                 1,563                  74,086
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Bausch & Lomb                                           402                  25,728
Boston Scientific                                    10,010(b)              139,640
Covidien                                              1,048(b,c)             43,502
                                                                    ---------------
Total                                                                       208,870
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
Aetna                                                 1,780                  96,600
Cardinal Health                                         958                  59,904
CIGNA                                                 1,392                  74,180
McKesson                                                558                  32,805
UnitedHealth Group                                      938                  45,427
                                                                    ---------------
Total                                                                       308,916
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.2%)
Intl Game Technology                                  1,096                  47,238
Marriott Intl Cl A                                    1,482                  64,423
McDonald's                                            2,607                 142,002
Pinnacle Entertainment                                1,156(b)               31,478
Yum! Brands                                             783                  26,489
                                                                    ---------------
Total                                                                       311,630
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Centex                                                  944                  25,082
DR Horton                                             4,646                  59,515

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 70 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Large Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HOUSEHOLD DURABLES (CONT.)
Harman Intl Inds                                        462                 $39,972
Hovnanian Enterprises Cl A                            4,943(b)               54,818
Lennar Cl A                                             794                  17,984
Standard-Pacific                                      1,930                  10,596
                                                                    ---------------
Total                                                                       207,967
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.2%)
Colgate-Palmolive                                     1,711                 122,029
Procter & Gamble                                      2,656                 186,823
                                                                    ---------------
Total                                                                       308,852
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.7%)
3M                                                      481                  45,012
General Electric                                     14,391                 595,788
Tyco Intl                                             1,392(c)               61,721
                                                                    ---------------
Total                                                                       702,521
-----------------------------------------------------------------------------------

INSURANCE (7.1%)
ACE                                                   3,859(c)              233,740
AFLAC                                                 2,663                 151,898
American Intl Group                                   7,442                 503,451
Aon                                                     697                  31,233
Arch Capital Group                                      465(b,c)             34,601
Chubb                                                 1,524                  81,747
Endurance Specialty Holdings                            747(c)               31,038
Hartford Financial Services Group                     3,726                 344,841
MetLife                                               1,289                  89,882
Prudential Financial                                  2,814                 274,590
XL Capital Cl A                                         589(c)               46,649
                                                                    ---------------
Total                                                                     1,823,670
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Liberty Media -- Interactive Cl A                     1,757(b,e)             33,752
-----------------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer Services Cl A                     1,835(b)               92,190
Automatic Data Processing                             1,359                  62,419
Electronic Data Systems                               1,394                  30,445
HCL Technologies                                      1,789(c)               13,523
                                                                    ---------------
Total                                                                       198,577
-----------------------------------------------------------------------------------

MACHINERY (2.0%)
Caterpillar                                           1,346                 105,567
Deere & Co                                              953                 141,444
Flowserve                                             1,291                  98,348
Ingersoll-Rand Cl A                                     763(c)               41,561
ITT                                                     384                  26,085
Parker Hannifin                                       1,016                 113,619
                                                                    ---------------
Total                                                                       526,624
-----------------------------------------------------------------------------------

MEDIA (5.0%)
Comcast Cl A                                          5,678(b)              137,294
Comcast Special Cl A                                  3,663(b)               87,765
EchoStar Communications Cl A                            596(b)               27,899
News Corp Cl A                                       10,848                 238,548
Time Warner                                          13,470                 247,308
Viacom Cl B                                           2,012(b)               78,408
Virgin Media                                          8,384                 203,480

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEDIA (CONT.)
Vivendi                                               3,088(c)             $130,334
Walt Disney                                           4,215                 144,954
                                                                    ---------------
Total                                                                     1,295,990
-----------------------------------------------------------------------------------

METALS & MINING (0.5%)
Alcan                                                   459(c)               45,937
Alcoa                                                 2,406                  94,122
                                                                    ---------------
Total                                                                       140,059
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
JC Penney                                             1,498                  94,929
Macy's                                                1,000                  32,320
Target                                                1,490                  94,719
                                                                    ---------------
Total                                                                       221,968
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
Dominion Resources                                    1,104                  93,067
Xcel Energy                                           3,261                  70,242
                                                                    ---------------
Total                                                                       163,309
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (12.3%)
Anadarko Petroleum                                      514                  27,628
BP ADR                                                1,942(c)              134,678
Chesapeake Energy                                       741                  26,128
Chevron                                               7,313                 684,351
ConocoPhillips                                        5,750                 504,678
Devon Energy                                          1,248                 103,834
Exxon Mobil                                          14,497               1,341,841
Royal Dutch Shell ADR                                   632(c)               51,938
Total                                                 2,783(c)              226,271
Valero Energy                                           189                  12,697
XTO Energy                                              448                  27,704
                                                                    ---------------
Total                                                                     3,141,748
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Bowater                                               3,664                  54,667
Intl Paper                                            2,417                  86,698
Weyerhaeuser                                          1,123                  81,193
                                                                    ---------------
Total                                                                       222,558
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
Avon Products                                         3,093                 116,080
Herbalife                                               620(c)               28,185
                                                                    ---------------
Total                                                                       144,265
-----------------------------------------------------------------------------------

PHARMACEUTICALS (6.4%)
Bristol-Myers Squibb                                  7,709                 222,173
Eli Lilly & Co                                        1,119                  63,705
Johnson & Johnson                                     1,731                 113,727
Merck & Co                                            5,636                 291,325
Novartis ADR                                            905(c)               49,739
Pfizer                                               26,514                 647,736
Schering-Plough                                       4,279                 135,345
Wyeth                                                 2,994                 133,383
                                                                    ---------------
Total                                                                     1,657,133
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
Annaly Capital Management                             2,645                  42,135
Apartment Investment & Management Cl A                  980                  44,227
                                                                    ---------------
Total                                                                        86,362
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Atmel                                                13,672(b)              $70,548
Cypress Semiconductor                                 1,808(b)               52,812
Intel                                                 5,572                 144,092
LSI                                                   5,267(b)               39,081
Spansion Cl A                                        10,446(b)               88,269
Texas Instruments                                       451                  16,502
United Microelectronics ADR                           1,655(c)                5,941
                                                                    ---------------
Total                                                                       417,245
-----------------------------------------------------------------------------------

SOFTWARE (1.0%)
ACI Worldwide                                           438(b)                9,789
BEA Systems                                           2,310(b)               32,040
Microsoft                                             5,192                 152,957
Oracle                                                2,456(b)               53,172
Quest Software                                          843(b)               14,466
                                                                    ---------------
Total                                                                       262,424
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.1%)
Gap                                                   1,461                  26,941
Home Depot                                            1,457                  47,265
Limited Brands                                        1,015                  23,233
Lowe's Companies                                      3,524                  98,743
Penske Automotive Group                                 642                  12,994
TJX Companies                                         2,120                  61,628
                                                                    ---------------
Total                                                                       270,804
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.6%)
Countrywide Financial                                12,687                 241,180
Fannie Mae                                            3,493                 212,409
Freddie Mac                                           3,620                 213,616
                                                                    ---------------
Total                                                                       667,205
-----------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                          5,013                 348,554
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.7%)
ALLTEL                                                1,938                 135,040
Sprint Nextel                                         9,736                 184,983
Vodafone Group ADR                                    3,285(c)              119,246
                                                                    ---------------
Total                                                                       439,269
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $22,038,399)                                                     $25,009,505
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.6%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                    666,582(g)             $666,582
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $666,582)                                                           $666,582
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $22,704,981)(h)                                                  $25,676,087
===================================================================================

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 71 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Large Cap Value Fund

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 6.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $37,000 or 0.1% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES             COST
-------------------------------------------------------------------------------------------
Apollo Mgmt LP                                                   08-02-07           $72,000
Oaktree Capital Group LLC Cl A Unit*                             05-21-07            44,000

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $22,705,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $3,648,000
Unrealized depreciation                                                (677,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $2,971,000
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 72 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Mid Cap Growth Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.3%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (0.8%)
Rockwell Collins                                     71,103              $5,193,363
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
CH Robinson Worldwide                                32,692               1,774,849
UTI Worldwide                                        84,111(c)            1,932,870
                                                                    ---------------
Total                                                                     3,707,719
-----------------------------------------------------------------------------------

AIRLINES (2.1%)
AMR                                                 191,397(b)            4,266,239
Southwest Airlines                                  222,512               3,293,178
UAL                                                  69,360(b)            3,227,321
US Airways Group                                     97,049(b)            2,547,536
                                                                    ---------------
Total                                                                    13,334,274
-----------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Harley-Davidson                                      58,402               2,698,756
-----------------------------------------------------------------------------------

BEVERAGES (0.9%)
Hansen Natural                                       33,845(b)            1,918,335
Pepsi Bottling Group                                105,114               3,907,087
                                                                    ---------------
Total                                                                     5,825,422
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (4.0%)
Amylin Pharmaceuticals                               52,482(b)            2,624,100
Applera-Celera Group                                873,162(b,d)         12,276,658
Cephalon                                             36,108(b)            2,638,050
OSI Pharmaceuticals                                 108,627(b)            3,692,232
Vertex Pharmaceuticals                              103,268(b)            3,966,524
                                                                    ---------------
Total                                                                    25,197,564
-----------------------------------------------------------------------------------

CAPITAL MARKETS (5.4%)
Fortress Investment Group LLC Cl A                   73,393(e)            1,564,739
Legg Mason                                           38,589               3,252,667
Northern Trust                                       91,671               6,075,037
T Rowe Price Group                                  211,910              11,801,268
TD Ameritrade Holding                               625,895(b)           11,403,807
                                                                    ---------------
Total                                                                    34,097,518
-----------------------------------------------------------------------------------

CHEMICALS (0.7%)
Sigma-Aldrich                                        91,424               4,456,006
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
TCF Financial                                       133,079               3,484,008
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Monster Worldwide                                    37,360(b)            1,272,482
Robert Half Intl                                    100,124               2,989,702
                                                                    ---------------
Total                                                                     4,262,184
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.1%)
Ciena                                               239,551(b)            9,122,103
F5 Networks                                         102,938(b)            3,828,264
Foundry Networks                                    345,090(b)            6,132,249
Juniper Networks                                    156,982(b)            5,747,111
ORBCOMM                                             192,870(b)            1,452,311
                                                                    ---------------
Total                                                                    26,282,038
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMPUTERS & PERIPHERALS (2.6%)
Brocade Communications Systems                      846,052(b)           $7,242,205
Emulex                                               86,108(b)            1,650,690
Isilon Systems                                      230,311(b)            1,773,395
SanDisk                                             101,956(b)            5,617,776
                                                                    ---------------
Total                                                                    16,284,066
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.7%)
Fluor                                                32,801               4,722,688
Foster Wheeler                                       18,545(b)            2,434,588
Quanta Services                                     142,303(b)            3,763,914
                                                                    ---------------
Total                                                                    10,921,190
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Martin Marietta Materials                            18,867               2,519,688
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Strayer Education                                    21,509               3,627,063
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
NYSE Euronext                                        59,250               4,690,823
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Level 3 Communications                              427,249(b)            1,986,708
Time Warner Telecom Cl A                            261,161(b)            5,737,707
                                                                    ---------------
Total                                                                     7,724,415
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Allegheny Energy                                     45,454(b)            2,375,426
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (4.0%)
Energy Conversion Devices                           100,930(b,e)          2,293,130
First Solar                                          26,867(b)            3,163,321
FuelCell Energy                                      91,169(b,e)            815,051
General Cable                                        22,937(b)            1,539,531
Hubbell Cl B                                        144,701               8,265,320
Rockwell Automation                                  40,203               2,794,511
SunPower Cl A                                        37,344(b,e)          3,092,830
Suntech Power Holdings ADR                           78,198(b,c)          3,120,100
                                                                    ---------------
Total                                                                    25,083,794
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
Amphenol Cl A                                        72,399               2,878,584
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.8%)
BJ Services                                         307,390               8,161,204
ENSCO Intl                                          105,806               5,935,717
TETRA Technologies                                  177,387(b)            3,749,961
                                                                    ---------------
Total                                                                    17,846,882
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Whole Foods Market                                   92,395(e)            4,523,659
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

FOOD PRODUCTS (1.2%)
Hershey                                             100,929              $4,684,115
HJ Heinz                                             68,571               3,167,980
                                                                    ---------------
Total                                                                     7,852,095
-----------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
Questar                                              52,125               2,738,126
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.6%)
Hologic                                              85,149(b)            5,194,089
ResMed                                              106,226(b)            4,553,909
St. Jude Medical                                    364,271(b)           16,053,423
Varian Medical Systems                               80,425(b)            3,369,003
                                                                    ---------------
Total                                                                    29,170,424
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Express Scripts                                      62,264(b)            3,475,576
Humana                                              128,053(b)            8,948,343
Lincare Holdings                                    102,804(b)            3,767,767
Patterson Companies                                  67,683(b)            2,613,241
                                                                    ---------------
Total                                                                    18,804,927
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.4%)
Cerner                                               45,924(b)            2,746,714
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.2%)
Brinker Intl                                         84,186               2,310,064
Intl Game Technology                                153,915               6,633,737
Panera Bread Cl A                                    35,145(b)            1,433,916
Starwood Hotels & Resorts Worldwide                  60,759               3,691,109
                                                                    ---------------
Total                                                                    14,068,826
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Harman Intl Inds                                     18,668               1,615,155
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
AES                                                 245,026(b)            4,910,321
JA Solar Holdings ADR                                38,537(b,c)          1,732,238
                                                                    ---------------
Total                                                                     6,642,559
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Orbitz Worldwide                                     50,914(b)              574,819
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.7%)
Akamai Technologies                                 154,501(b)            4,438,814
Ariba                                               172,675(b)            1,861,437
VeriSign                                            182,617(b)            6,161,498
VistaPrint                                          463,690(b,e)         17,328,094
                                                                    ---------------
Total                                                                    29,789,843
-----------------------------------------------------------------------------------

IT SERVICES (1.3%)
Cognizant Technology Solutions Cl A                  21,574(b)            1,720,958
VeriFone Holdings                                   145,404(b)            6,445,759
                                                                    ---------------
Total                                                                     8,166,717
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.9%)
Techne                                               89,364(b)            5,637,081
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 73 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Mid Cap Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

MACHINERY (1.1%)
ITT                                                  43,312              $2,942,184
Joy Global                                           78,667               4,001,004
                                                                    ---------------
Total                                                                     6,943,188
-----------------------------------------------------------------------------------

MEDIA (2.8%)
Lamar Advertising Cl A                               42,356               2,074,173
Sirius Satellite Radio                            3,096,411(b,e)         10,806,475
XM Satellite Radio Holdings Cl A                    339,730(b)            4,813,974
                                                                    ---------------
Total                                                                    17,694,622
-----------------------------------------------------------------------------------

METALS & MINING (0.7%)
Allegheny Technologies                               28,732               3,159,084
Freeport-McMoRan Copper & Gold                       13,533               1,419,476
                                                                    ---------------
Total                                                                     4,578,560
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.4%)
Denbury Resources                                    72,031(b)            3,219,065
El Paso                                             248,256               4,212,904
Murphy Oil                                           35,486               2,480,117
Newfield Exploration                                188,622(b)            9,084,036
Southwestern Energy                                  76,668(b)            3,208,556
Williams Companies                                  174,324               5,937,475
                                                                    ---------------
Total                                                                    28,142,153
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Bare Escentuals                                      63,723(b)            1,584,791
-----------------------------------------------------------------------------------

PHARMACEUTICALS (3.3%)
Allergan                                            119,140               7,680,956
Endo Pharmaceuticals Holdings                       334,087(b)           10,360,037
Sepracor                                            107,545(b)            2,957,488
                                                                    ---------------
Total                                                                    20,998,481
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Alexandria Real Estate Equities                      15,980               1,538,235
Federal Realty Investment Trust                      19,238               1,704,487
                                                                    ---------------
Total                                                                     3,242,722
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.6%)
Broadcom Cl A                                       120,441(b)            4,388,870
FormFactor                                          134,528(b)            5,969,007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Hittite Microwave                                    60,909(b)           $2,689,132
Intersil Cl A                                       102,891               3,439,646
Kulicke & Soffa Inds                                854,960(b)            7,250,061
Marvell Technology Group                            201,181(b,c)          3,293,333
Maxim Integrated Products                           254,982               7,483,723
MEMC Electronic Materials                            40,311(b)            2,372,705
Micron Technology                                   557,054(b)            6,183,299
NVIDIA                                               86,596(b)            3,138,239
PMC-Sierra                                          717,788(b)            6,022,241
Xilinx                                               95,033               2,484,163
                                                                    ---------------
Total                                                                    54,714,419
-----------------------------------------------------------------------------------

SOFTWARE (12.9%)
Activision                                           95,276(b)            2,057,009
Adobe Systems                                        97,186(b)            4,243,141
Advent Software                                     217,276(b)           10,205,454
BEA Systems                                       1,303,444(b)           18,078,767
BMC Software                                        120,518(b)            3,763,777
Citrix Systems                                      142,584(b)            5,748,987
Electronic Arts                                     204,610(b)           11,456,114
Fair Isaac                                           11,066                 399,593
Intuit                                              225,830(b)            6,842,649
NAVTEQ                                               80,514(b)            6,277,677
Nuance Communications                                65,848(b)            1,271,525
Parametric Technology                                91,467(b)            1,593,355
THQ                                                  56,472(b)            1,410,671
TIBCO Software                                    1,018,804(b)            7,528,962
                                                                    ---------------
Total                                                                    80,877,681
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (3.8%)
Abercrombie & Fitch Cl A                             41,768               3,370,678
GameStop Cl A                                       115,674(b)            6,518,229
Limited Brands                                      102,908               2,355,564
Penske Automotive Group                             115,740               2,342,578
PetSmart                                             63,314               2,019,717
TJX Companies                                       157,615               4,581,867
Urban Outfitters                                     68,312(b)            1,489,202
Williams-Sonoma                                      49,029               1,599,326
                                                                    ---------------
Total                                                                    24,277,161
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach                                                69,062(b)           $3,264,561
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
PMI Group                                            20,370                 666,099
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Fastenal                                             97,844               4,443,096
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.6%)
American Tower Cl A                                 124,982(b)            5,441,716
Crown Castle Intl                                    55,468(b)            2,253,665
NII Holdings                                         71,247(b)            5,852,941
SBA Communications Cl A                              78,245(b)            2,760,484
                                                                    ---------------
Total                                                                    16,308,806
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $569,281,495)                                                   $622,558,068
-----------------------------------------------------------------------------------

MONEY MARKET FUND (4.9%)(f)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                 31,303,916(g)          $31,303,916
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $31,303,916)                                                     $31,303,916
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $600,585,411)(h)                                                $653,861,984
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 1.6% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e)  At Sept. 30, 2007, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 3.2% of net assets. 1.7% of net assets is the Fund's cash equivalent position.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 74 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Mid Cap Growth Fund

(h) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $600,585,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $76,077,000
Unrealized depreciation                                              (22,800,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $53,277,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 75 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Mid Cap Value Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.2%)
ISSUER                                            SHARES                   VALUE(A)

AEROSPACE & DEFENSE (0.9%)
Goodrich                                             41,484              $2,830,453
-----------------------------------------------------------------------------------

AIRLINES (0.9%)
AMR                                                  33,978(b)              757,370
Continental Airlines Cl B                            31,458(b)            1,039,057
UAL                                                  14,081(b)              655,189
US Airways Group                                     21,131(b)              554,689
                                                                    ---------------
Total                                                                     3,006,305
-----------------------------------------------------------------------------------

AUTO COMPONENTS (2.0%)
ArvinMeritor                                         55,547                 934,301
Goodyear Tire & Rubber                               36,044(b)            1,096,098
Johnson Controls                                     14,121               1,667,831
Magna Intl Cl A                                      11,801(c)            1,136,554
WABCO Holdings                                       35,865               1,676,689
                                                                    ---------------
Total                                                                     6,511,473
-----------------------------------------------------------------------------------

AUTOMOBILES (2.6%)
Ford Motor                                          889,943(b)            7,555,616
General Motors                                       28,829               1,058,024
                                                                    ---------------
Total                                                                     8,613,640
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (1.5%)
American Standard Companies                         107,600               3,832,712
USG                                                  30,035(b)            1,127,814
                                                                    ---------------
Total                                                                     4,960,526
-----------------------------------------------------------------------------------

CAPITAL MARKETS (0.4%)
Apollo Mgmt LP                                       31,000(b,e)            782,750
Invesco                                              51,334(c)              694,769
                                                                    ---------------
Total                                                                     1,477,519
-----------------------------------------------------------------------------------

CHEMICALS (5.9%)
Eastman Chemical                                     62,052               4,140,730
Imperial Chemical Inds ADR                           33,597(c)            1,785,160
Lubrizol                                             30,999               2,016,795
Lyondell Chemical                                    52,620               2,438,937
Mosaic                                               95,448(b)            5,108,376
PPG Inds                                             56,656               4,280,361
                                                                    ---------------
Total                                                                    19,770,359
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.6%)
Deluxe                                               41,059               1,512,614
Dun & Bradstreet                                     11,062               1,090,824
Pitney Bowes                                         18,906                 858,711
Ritchie Bros Auctioneers                             29,817(c)            1,941,086
                                                                    ---------------
Total                                                                     5,403,235
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.7%)
Tellabs                                             229,370(b)            2,183,602
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.8%)
Chicago Bridge & Iron                                51,454(c)            2,215,609
Fluor                                                24,825               3,574,304
Insituform Technologies Cl A                         14,087(b)              214,545
                                                                    ---------------
Total                                                                     6,004,458
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DISTRIBUTORS (0.2%)
Genuine Parts                                        15,985                $799,250
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
CenturyTel                                           73,779               3,410,065
Embarq                                               11,071                 615,548
Qwest Communications Intl                           292,066(b)            2,675,325
Windstream                                          176,359               2,490,189
                                                                    ---------------
Total                                                                     9,191,127
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.8%)
American Electric Power                              42,136               1,941,627
Edison Intl                                          52,911               2,933,914
Pinnacle West Capital                                53,613               2,118,250
PPL                                                  52,293               2,421,166
                                                                    ---------------
Total                                                                     9,414,957
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.6%)
Cooper Inds Cl A                                     60,537               3,092,835
Rockwell Automation                                  33,888               2,355,555
                                                                    ---------------
Total                                                                     5,448,390
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Celestica                                           202,747(b,c)          1,238,784
Solectron                                           414,292(b)            1,615,739
                                                                    ---------------
Total                                                                     2,854,523
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.8%)
BJ Services                                          56,057               1,488,313
Cameron Intl                                         40,524(b)            3,739,960
ENSCO Intl                                           13,131                 736,649
GlobalSantaFe                                        67,897               5,161,530
Nabors Inds                                          22,608(b,c)            695,648
Natl Oilwell Varco                                   16,308(b)            2,356,506
Smith Intl                                           19,692               1,406,009
Weatherford Intl                                     56,244(b)            3,778,472
                                                                    ---------------
Total                                                                    19,363,087
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.6%)
Del Monte Foods                                     135,868               1,426,614
Reddy Ice Holdings                                   48,495               1,278,813
Tyson Foods Cl A                                    140,478               2,507,532
                                                                    ---------------
Total                                                                     5,212,959
-----------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Questar                                              20,322               1,067,515
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Hospira                                              28,833(b)            1,195,128
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.6%)
Health Management Associates Cl A                   144,077                 999,894
Health Net                                           57,817(b)            3,125,009
Humana                                               28,518(b)            1,992,838
McKesson                                             17,412               1,023,651
Omnicare                                             48,181               1,596,237
                                                                    ---------------
Total                                                                     8,737,629
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOTELS, RESTAURANTS & LEISURE (2.0%)
Hilton Hotels                                        66,188              $3,077,080
Royal Caribbean Cruises                              93,186               3,637,050
                                                                    ---------------
Total                                                                     6,714,130
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.8%)
Mohawk Inds                                          14,686(b)            1,193,972
Stanley Works                                        49,267               2,765,357
Whirlpool                                            24,114               2,148,557
                                                                    ---------------
Total                                                                     6,107,886
-----------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
Mirant                                               40,114(b)            1,631,838
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.3%)
McDermott Intl                                       98,036(b)            5,301,786
Textron                                              36,141               2,248,332
                                                                    ---------------
Total                                                                     7,550,118
-----------------------------------------------------------------------------------

INSURANCE (14.6%)
ACE                                                  99,348(c)            6,017,508
Ambac Financial Group                                21,766               1,369,299
Aon                                                 121,407               5,440,248
Axis Capital Holdings                                85,217(c)            3,315,793
Everest Re Group                                     53,873(c)            5,938,960
Lincoln Natl                                         45,197               2,981,646
Loews                                                84,067               4,064,639
MBIA                                                 27,872               1,701,586
PartnerRe                                            68,503(c)            5,411,052
Torchmark                                             5,654                 352,357
Willis Group Holdings                                48,869(c)            2,000,697
XL Capital Cl A                                     122,884(c)            9,732,413
                                                                    ---------------
Total                                                                    48,326,198
-----------------------------------------------------------------------------------

IT SERVICES (1.6%)
Computer Sciences                                    47,228(b)            2,640,045
Electronic Data Systems                             124,425               2,717,442
                                                                    ---------------
Total                                                                     5,357,487
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Eastman Kodak                                        88,197               2,360,152
Hasbro                                               42,218               1,177,038
                                                                    ---------------
Total                                                                     3,537,190
-----------------------------------------------------------------------------------

MACHINERY (6.9%)
AGCO                                                115,251(b)            5,851,293
Eaton                                                73,053               7,235,169
Ingersoll-Rand Cl A                                 100,500(c)            5,474,235
Manitowoc                                            66,348               2,937,889
Terex                                                17,026(b)            1,515,655
                                                                    ---------------
Total                                                                    23,014,241
-----------------------------------------------------------------------------------

MEDIA (2.9%)
Interpublic Group of Companies                      167,242(b)            1,735,972
Natl CineMedia                                       91,358               2,046,419

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 76 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Mid Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEDIA (CONT.)
Regal Entertainment Group Cl A                      136,194              $2,989,459
RH Donnelley                                         50,524(b)            2,830,354
                                                                    ---------------
Total                                                                     9,602,204
-----------------------------------------------------------------------------------

METALS & MINING (1.9%)
Freeport-McMoRan Copper & Gold                       42,316               4,438,525
Nucor                                                31,423               1,868,726
                                                                    ---------------
Total                                                                     6,307,251
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
Family Dollar Stores                                 96,027               2,550,477
Macy's                                               34,934               1,129,067
                                                                    ---------------
Total                                                                     3,679,544
-----------------------------------------------------------------------------------

MULTI-UTILITIES (3.4%)
Consolidated Edison                                  37,949               1,757,039
DTE Energy                                           39,446               1,910,764
Energy East                                          76,275               2,063,239
NiSource                                            101,002               1,933,178
Sempra Energy                                        60,850               3,536,602
                                                                    ---------------
Total                                                                    11,200,822
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.5%)
El Paso                                             175,069               2,970,921
Enbridge                                             95,867(c)            3,515,442
Hess                                                 30,149               2,005,813
Newfield Exploration                                 50,998(b)            2,456,064
Pioneer Natural Resources                            63,470               2,854,881
Southwestern Energy                                  71,902(b)            3,009,099
Sunoco                                               20,745               1,468,331
                                                                    ---------------
Total                                                                    18,280,551
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
MeadWestvaco                                         47,161               1,392,664
-----------------------------------------------------------------------------------

PHARMACEUTICALS (1.2%)
King Pharmaceuticals                                 63,128(b)              739,860
Mylan                                               139,509               2,226,564
Watson Pharmaceuticals                               31,445(b)            1,018,818
                                                                    ---------------
Total                                                                     3,985,242
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.1%)
Boston Properties                                     7,662                $796,082
Equity Residential                                   53,316               2,258,466
Rayonier                                             54,309               2,609,004
Simon Property Group                                 14,583               1,458,300
                                                                    ---------------
Total                                                                     7,121,852
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
St. Joe                                              28,762                 966,691
-----------------------------------------------------------------------------------

ROAD & RAIL (1.5%)
CSX                                                  93,296               3,986,538
Kansas City Southern                                 32,034(b)            1,030,534
                                                                    ---------------
Total                                                                     5,017,072
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Intersil Cl A                                        83,637               2,795,985
LSI                                                 328,808(b)            2,439,755
Maxim Integrated Products                            64,985               1,907,310
Microchip Technology                                 49,467               1,796,641
Micron Technology                                   132,308(b)            1,468,619
Natl Semiconductor                                  119,954               3,253,153
                                                                    ---------------
Total                                                                    13,661,463
-----------------------------------------------------------------------------------

SOFTWARE (1.5%)
BMC Software                                         87,527(b)            2,733,468
McAfee                                               66,821(b)            2,330,048
                                                                    ---------------
Total                                                                     5,063,516
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.5%)
Liz Claiborne                                        51,268               1,760,030
VF                                                   41,214               3,328,031
                                                                    ---------------
Total                                                                     5,088,061
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TOBACCO (2.7%)
Loews-Carolina Group                                 83,828(d)           $6,893,177
Reynolds American                                    31,380               1,995,454
                                                                    ---------------
Total                                                                     8,888,631
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $297,057,774)                                                   $326,540,787
-----------------------------------------------------------------------------------

BONDS (0.2%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
Qwest
Communications Intl
Sr Unsecured
  11-15-25                           3.50%         $440,000                $723,791
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $636,569)                                                           $723,791
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.4%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  4,601,784(f)           $4,601,784
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $4,601,784)                                                       $4,601,784
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $302,296,127)(g)                                                $331,866,362
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 15.4% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES              COST
--------------------------------------------------------------------------------------------
Apollo Mgmt LP                                                   08-02-07           $744,000

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 77 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Mid Cap Value Fund

(g) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $302,296,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $39,838,000
Unrealized depreciation                                               (10,268,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                           $29,570,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 78 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - S&P 500 Index Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.6%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (2.8%)
Boeing                                               23,266              $2,442,698
General Dynamics                                     12,042               1,017,188
Goodrich                                              3,718                 253,679
Honeywell Intl                                       22,217               1,321,245
L-3 Communications Holdings                           3,745                 382,514
Lockheed Martin                                      10,304               1,117,881
Northrop Grumman                                     10,200                 795,600
Precision Castparts                                   4,090                 605,238
Raytheon                                             12,983                 828,575
Rockwell Collins                                      4,942                 360,964
United Technologies                                  29,432               2,368,687
                                                                    ---------------
Total                                                                    11,494,269
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
CH Robinson Worldwide                                 5,120                 277,965
FedEx                                                 9,164                 959,929
United Parcel Service Cl B                           31,163               2,340,341
                                                                    ---------------
Total                                                                     3,578,235
-----------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                   22,184                 328,323
-----------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Goodyear Tire & Rubber                                6,265(b)              190,519
Johnson Controls                                      5,876                 694,014
                                                                    ---------------
Total                                                                       884,533
-----------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                                           62,317(b)              529,071
General Motors                                       16,792                 616,266
Harley-Davidson                                       7,456                 344,542
                                                                    ---------------
Total                                                                     1,489,879
-----------------------------------------------------------------------------------

BEVERAGES (2.2%)
Anheuser-Busch Companies                             22,247               1,112,128
Brown-Forman Cl B                                     2,564                 192,069
Coca-Cola                                            59,054               3,393,833
Coca-Cola Enterprises                                 8,460                 204,901
Constellation Brands Cl A                             5,760(b)              139,450
Molson Coors Brewing Cl B                             2,025                 201,832
Pepsi Bottling Group                                  4,154                 154,404
PepsiCo                                              47,958               3,513,403
                                                                    ---------------
Total                                                                     8,912,020
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
Amgen                                                32,260(b)            1,824,948
Biogen Idec                                           8,544(b)              566,724
Celgene                                              11,355(b)              809,725
Genzyme                                               7,822(b)              484,651
Gilead Sciences                                      27,490(b)            1,123,516
                                                                    ---------------
Total                                                                     4,809,564
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Standard Companies                           5,387                 191,885
Masco                                                10,899                 252,530
                                                                    ---------------
Total                                                                       444,415
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CAPITAL MARKETS (3.3%)
American Capital Strategies                           5,575                $238,220
Ameriprise Financial                                  6,986                 440,886
Bank of New York Mellon                              33,770               1,490,608
Bear Stearns Companies                                3,447                 423,326
Charles Schwab                                       28,126                 607,522
E*TRADE Financial                                    12,620(b)              164,817
Federated Investors Cl B                              2,600                 103,220
Franklin Resources                                    4,815                 613,913
Goldman Sachs Group                                  12,045               2,610,634
Janus Capital Group                                   4,683                 132,435
Legg Mason                                            3,945                 332,524
Lehman Brothers Holdings                             15,758                 972,741
Merrill Lynch & Co                                   25,587               1,823,841
Morgan Stanley                                       31,237               1,967,931
Northern Trust                                        5,687                 376,877
State Street                                         11,562                 788,066
T Rowe Price Group                                    7,870                 438,280
                                                                    ---------------
Total                                                                    13,525,841
-----------------------------------------------------------------------------------

CHEMICALS (1.7%)
Air Products & Chemicals                              6,415                 627,130
Ashland                                               1,659                  99,888
Dow Chemical                                         28,203               1,214,421
Eastman Chemical                                      2,497                 166,625
Ecolab                                                5,174                 244,213
EI du Pont de Nemours & Co                           27,322               1,354,078
Hercules                                              3,445                  72,414
Intl Flavors & Fragrances                             2,646                 139,868
Monsanto                                             16,192               1,388,303
PPG Inds                                              4,873                 368,155
Praxair                                               9,498                 795,552
Rohm & Haas                                           4,079                 227,078
Sigma-Aldrich                                         3,896                 189,891
                                                                    ---------------
Total                                                                     6,887,616
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (3.4%)
BB&T                                                 16,385                 661,790
Comerica                                              4,537                 232,657
Commerce Bancorp                                      5,710                 221,434
Fifth Third Bancorp                                  15,896                 538,556
First Horizon Natl                                    3,746                  99,868
Huntington Bancshares                                10,862                 184,437
KeyCorp                                              11,555                 373,573
M&T Bank                                              2,230                 230,694
Marshall & Ilsley                                     7,910                 346,221
Natl City                                            18,795                 471,567
PNC Financial Services Group                         10,154                 691,487
Regions Financial                                    20,896                 616,014
SunTrust Banks                                       10,359                 783,866
Synovus Financial                                     9,717                 272,562
US Bancorp                                           51,239               1,666,805
Wachovia                                             56,481               2,832,522
Wells Fargo & Co                                     99,206               3,533,717
Zions Bancorporation                                  3,188                 218,920
                                                                    ---------------
Total                                                                    13,976,690
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                                     8,562(b)             $109,166
Avery Dennison                                        3,164                 180,411
Cintas                                                4,003                 148,511
Equifax                                               4,240                 161,629
Monster Worldwide                                     3,933(b)              133,958
Pitney Bowes                                          6,526                 296,411
Robert Half Intl                                      4,867                 145,329
RR Donnelley & Sons                                   6,588                 240,857
Waste Management                                     15,410                 581,573
                                                                    ---------------
Total                                                                     1,997,845
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.9%)
Avaya                                                13,559(b)              229,961
Ciena                                                 2,555(b)               97,294
Cisco Systems                                       180,786(b)            5,985,823
Corning                                              46,684               1,150,761
JDS Uniphase                                          6,287(b)               94,054
Juniper Networks                                     15,260(b)              558,669
Motorola                                             68,699               1,272,992
QUALCOMM                                             49,692               2,099,984
Tellabs                                              13,013(b)              123,884
                                                                    ---------------
Total                                                                    11,613,422
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.3%)
Apple                                                25,814(b)            3,963,482
Dell                                                 67,421(b)            1,860,820
EMC                                                  62,246(b)            1,294,717
Hewlett-Packard                                      76,523               3,810,080
IBM                                                  40,378               4,756,527
Lexmark Intl Cl A                                     2,801(b)              116,326
NCR                                                   5,354(b)              266,629
Network Appliance                                    10,559(b)              284,143
QLogic                                                4,358(b)               58,615
SanDisk                                               6,760(b)              372,476
Sun Microsystems                                    104,991(b)              589,000
                                                                    ---------------
Total                                                                    17,372,815
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                                 2,619                 377,084
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                                      2,837                 252,919
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                                     35,104               2,084,125
Capital One Financial                                12,400                 823,732
Discover Financial Services                          14,163(b)              294,590
SLM                                                  12,247                 608,308
                                                                    ---------------
Total                                                                     3,810,755
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                                  3,038                 163,293
Bemis                                                 3,098                  90,183
Pactiv                                                3,878(b)              111,143
Sealed Air                                            4,790                 122,432
Temple-Inland                                         3,150                 165,785
                                                                    ---------------
Total                                                                       652,836
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 79 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

DISTRIBUTORS (0.1%)
Genuine Parts                                         5,046                $252,300
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                                     4,213(b)              253,412
H&R Block                                             9,632                 204,006
                                                                    ---------------
Total                                                                       457,418
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.0%)
Bank of America                                     131,700               6,620,559
CIT Group                                             5,665                 227,733
Citigroup                                           147,651(e)            6,890,872
CME Group                                             1,575                 925,076
IntercontinentalExchange                              2,130(b)              323,547
JPMorgan Chase & Co                                 100,435               4,601,932
Leucadia Natl                                         4,885                 235,555
Moody's                                               6,580                 331,632
                                                                    ---------------
Total                                                                    20,156,906
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)
AT&T                                                181,023               7,659,082
CenturyTel                                            3,325                 153,682
Citizens Communications                              10,098                 144,603
Embarq                                                4,525                 251,590
Qwest Communications Intl                            47,422(b)              434,386
Verizon Communications                               86,153               3,814,855
Windstream                                           14,167                 200,038
                                                                    ---------------
Total                                                                    12,658,236
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.8%)
Allegheny Energy                                      4,927(b)              257,485
American Electric Power                              11,845                 545,818
Duke Energy                                          37,403                 699,062
Edison Intl                                           9,671                 536,257
Entergy                                               5,812                 629,381
Exelon                                               20,014               1,508,255
FirstEnergy                                           9,046                 572,974
FPL Group                                            12,074                 735,065
Pinnacle West Capital                                 2,977                 117,621
PPL                                                  11,366                 526,246
Progress Energy                                       7,681                 359,855
Southern                                             22,454                 814,631
                                                                    ---------------
Total                                                                     7,302,650
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                      5,450                 278,441
Emerson Electric                                     23,504               1,250,883
Rockwell Automation                                   4,524                 314,463
                                                                    ---------------
Total                                                                     1,843,787
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                                 11,473(b)              423,124
Jabil Circuit                                         6,165                 140,809
Molex                                                 4,263                 114,803
Solectron                                            27,130(b)              105,807
Tektronix                                             2,253                  62,498
Tyco Electronics                                     14,762                 523,017
                                                                    ---------------
Total                                                                     1,370,058
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.4%)
Baker Hughes                                          9,481                 856,798
BJ Services                                           8,658                 229,870
ENSCO Intl                                            4,390                 246,279
Halliburton                                          26,424               1,014,682

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
ENERGY EQUIPMENT & SERVICES (CONT.)
Nabors Inds                                           8,350(b,c)           $256,930
Natl Oilwell Varco                                    5,285(b)              763,683
Noble                                                 7,964                 390,634
Rowan Companies                                       3,280                 119,982
Schlumberger                                         35,382               3,715,110
Smith Intl                                            5,955                 425,187
Transocean                                            8,589(b)              970,986
Weatherford Intl                                     10,000(b)              671,800
                                                                    ---------------
Total                                                                     9,661,941
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
Costco Wholesale                                     12,999                 797,749
CVS Caremark                                         43,953               1,741,857
Kroger                                               21,004                 599,034
Safeway                                              13,033                 431,523
SUPERVALU                                             6,233                 243,149
SYSCO                                                18,107                 644,428
Walgreen                                             29,494               1,393,297
Wal-Mart Stores                                      71,243               3,109,757
Whole Foods Market                                    4,130                 202,205
                                                                    ---------------
Total                                                                     9,162,999
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Archer-Daniels-Midland                               19,105                 631,993
Campbell Soup                                         6,674                 246,938
ConAgra Foods                                        14,542                 379,982
Dean Foods                                            3,845                  98,355
General Mills                                         9,804                 568,730
Hershey                                               5,020                 232,978
HJ Heinz                                              9,477                 437,837
Kellogg                                               7,871                 440,776
Kraft Foods Cl A                                     46,801               1,615,104
McCormick & Co                                        3,850                 138,485
Sara Lee                                             21,505                 358,918
Tyson Foods Cl A                                      8,160                 145,656
WM Wrigley Jr                                         6,449                 414,219
                                                                    ---------------
Total                                                                     5,709,971
-----------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Nicor                                                 1,338                  57,400
Questar                                               5,120                 268,954
                                                                    ---------------
Total                                                                       326,354
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Bausch & Lomb                                         1,648                 105,472
Baxter Intl                                          19,134               1,076,862
Becton Dickinson & Co                                 7,220                 592,401
Boston Scientific                                    39,601(b)              552,434
Covidien                                             14,752(b,c)            612,208
CR Bard                                               3,072                 270,920
Hospira                                               4,667(b)              193,447
Medtronic                                            33,659               1,898,703
St. Jude Medical                                     10,114(b)              445,724
Stryker                                               7,038                 483,933
Varian Medical Systems                                3,755(b)              157,297
Zimmer Holdings                                       7,008(b)              567,578
                                                                    ---------------
Total                                                                     6,956,979
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.1%)
Aetna                                                15,178                 823,710
AmerisourceBergen                                     5,348                 242,425

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Cardinal Health                                      10,823                $676,762
CIGNA                                                 8,400                 447,636
Coventry Health Care                                  4,635(b)              288,343
Express Scripts                                       7,650(b)              427,023
Humana                                                5,001(b)              349,470
Laboratory Corp of America Holdings                   3,478(b)              272,084
Manor Care                                            2,174                 140,006
McKesson                                              8,784                 516,411
Medco Health Solutions                                8,035(b)              726,284
Patterson Companies                                   4,155(b)              160,425
Quest Diagnostics                                     4,640                 268,053
Tenet Healthcare                                     14,069(b)               47,272
UnitedHealth Group                                   39,328               1,904,654
WellPoint                                            17,922(b)            1,414,404
                                                                    ---------------
Total                                                                     8,704,962
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                            5,785                 177,252
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Unit                                        12,947                 627,023
Darden Restaurants                                    4,203                 175,938
Harrah's Entertainment                                5,562                 483,505
Hilton Hotels                                        11,592                 538,912
Intl Game Technology                                  9,956                 429,104
Marriott Intl Cl A                                    9,488                 412,443
McDonald's                                           35,370               1,926,603
Starbucks                                            22,122(b)              579,596
Starwood Hotels & Resorts Worldwide                   6,225                 378,169
Wendy's Intl                                          2,592                  90,487
Wyndham Worldwide                                     5,305                 173,792
Yum! Brands                                          15,432                 522,065
                                                                    ---------------
Total                                                                     6,337,637
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Black & Decker                                        1,952                 162,602
Centex                                                3,562                  94,642
DR Horton                                             8,110                 103,889
Fortune Brands                                        4,549                 370,698
Harman Intl Inds                                      1,940                 167,849
KB HOME                                               2,286                  57,287
Leggett & Platt                                       5,187                  99,383
Lennar Cl A                                           4,140                  93,771
Newell Rubbermaid                                     8,200                 236,324
Pulte Homes                                           6,300                  85,743
Snap-On                                               1,721                  85,258
Stanley Works                                         2,441                 137,013
Whirlpool                                             2,318                 206,534
                                                                    ---------------
Total                                                                     1,900,993
-----------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.2%)
Clorox                                                4,109                 250,608
Colgate-Palmolive                                    15,140               1,079,785
Kimberly-Clark                                       12,634                 887,665
Procter & Gamble                                     92,623               6,515,101
                                                                    ---------------
Total                                                                     8,733,159
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 80 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
AES                                                  19,843(b)             $397,654
Constellation Energy Group                            5,356                 459,491
Dynegy Cl A                                          14,713(b)              135,948
Energy Future Holdings                               13,690                 937,354
                                                                    ---------------
Total                                                                     1,930,447
-----------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.9%)
3M                                                   21,246               1,988,201
General Electric                                    304,111              12,590,195
Textron                                               7,416                 461,349
Tyco Intl                                            14,752(c)              654,104
                                                                    ---------------
Total                                                                    15,693,849
-----------------------------------------------------------------------------------

INSURANCE (4.4%)
ACE                                                   9,764(c)              591,405
AFLAC                                                14,499                 827,023
Allstate                                             17,366                 993,162
Ambac Financial Group                                 3,020                 189,988
American Intl Group                                  76,115               5,149,179
Aon                                                   8,686                 389,220
Assurant                                              2,865                 153,278
Chubb                                                11,672                 626,086
Cincinnati Financial                                  5,110                 221,314
Genworth Financial Cl A                              13,140                 403,792
Hartford Financial Services Group                     9,433                 873,024
Lincoln Natl                                          8,030                 529,739
Loews                                                13,194                 637,930
Marsh & McLennan Companies                           16,083                 410,117
MBIA                                                  3,751                 228,999
MetLife                                              22,053               1,537,756
Principal Financial Group                             7,888                 497,654
Progressive                                          21,492                 417,160
Prudential Financial                                 13,622               1,329,235
Safeco                                                3,088                 189,047
Torchmark                                             2,845                 177,300
Travelers Companies                                  19,483                 980,774
Unum Group                                           10,711                 262,098
XL Capital Cl A                                       5,390(c)              426,888
                                                                    ---------------
Total                                                                    18,042,168
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com                                            9,070(b)              844,871
IAC/InterActiveCorp                                   5,675(b)              168,377
                                                                    ---------------
Total                                                                     1,013,248
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
Akamai Technologies                                   4,920(b)              141,352
eBay                                                 33,858(b)            1,321,139
Google Cl A                                           6,860(b)            3,891,471
VeriSign                                              7,240(b)              244,278
Yahoo!                                               39,990(b)            1,073,332
                                                                    ---------------
Total                                                                     6,671,572
-----------------------------------------------------------------------------------

IT SERVICES (0.8%)
Affiliated Computer Services Cl A                     2,960(b)              148,710
Automatic Data Processing                            15,762                 723,949
Cognizant Technology Solutions Cl A                   4,295(b)              342,612

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
IT SERVICES (CONT.)
Computer Sciences                                     5,164(b)             $288,668
Convergys                                             4,027(b)               69,909
Electronic Data Systems                              15,110                 330,002
Fidelity Natl Information Services                    5,045                 223,847
Fiserv                                                4,951(b)              251,808
Paychex                                              10,099                 414,059
Unisys                                               10,383(b)               68,735
Western Union                                        22,936                 480,968
                                                                    ---------------
Total                                                                     3,343,267
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                                             2,637                  60,282
Eastman Kodak                                         8,523                 228,075
Hasbro                                                4,745                 132,291
Mattel                                               11,709                 274,693
                                                                    ---------------
Total                                                                       695,341
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied Biosystems Group                      5,442(d)              188,511
Millipore                                             1,600(b)              121,280
PerkinElmer                                           3,596                 105,039
Thermo Fisher Scientific                             12,659(b)              730,677
Waters                                                2,966(b)              198,485
                                                                    ---------------
Total                                                                     1,343,992
-----------------------------------------------------------------------------------

MACHINERY (1.8%)
Caterpillar                                          18,970               1,487,817
Cummins                                               3,086                 394,669
Danaher                                               7,316                 605,106
Deere & Co                                            6,586                 977,494
Dover                                                 6,075                 309,521
Eaton                                                 4,322                 428,051
Illinois Tool Works                                  12,450                 742,518
Ingersoll-Rand Cl A                                   8,508(c)              463,431
ITT                                                   5,372                 364,920
PACCAR                                                7,382                 629,316
Pall                                                  3,637                 141,479
Parker Hannifin                                       3,450                 385,814
Terex                                                 3,020(b)              268,840
                                                                    ---------------
Total                                                                     7,198,976
-----------------------------------------------------------------------------------

MEDIA (3.0%)
CBS Cl B                                             20,333                 640,490
Clear Channel Communications                         14,777                 553,251
Comcast Cl A                                         91,732(b)            2,218,079
DIRECTV Group                                        22,545(b)              547,393
Dow Jones & Co                                        1,939                 115,758
EW Scripps Cl A                                       2,660                 111,720
Gannett                                               6,909                 301,923
Interpublic Group of Companies                       13,994(b)              145,258
McGraw-Hill Companies                                10,062                 512,256
Meredith                                              1,147                  65,723
New York Times Cl A                                   4,270                  84,375
News Corp Cl A                                       68,710               1,510,933
Omnicom Group                                         9,740                 468,397
Time Warner                                         110,693               2,032,323
Tribune                                               2,281                  62,317

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MEDIA (CONT.)
Viacom Cl B                                          20,383(b)             $794,326
Walt Disney                                          57,609               1,981,174
                                                                    ---------------
Total                                                                    12,145,696
-----------------------------------------------------------------------------------

METALS & MINING (1.0%)
Alcoa                                                26,243               1,026,626
Allegheny Technologies                                3,036                 333,808
Freeport-McMoRan Copper & Gold                       11,326               1,187,985
Newmont Mining                                       13,399                 599,337
Nucor                                                 8,546                 508,231
United States Steel                                   3,513                 372,167
                                                                    ---------------
Total                                                                     4,028,154
-----------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Big Lots                                              3,022(b)               90,176
Dillard's Cl A                                        1,810                  39,512
Family Dollar Stores                                  4,322                 114,792
JC Penney                                             6,578                 416,848
Kohl's                                                9,432(b)              540,737
Macy's                                               12,866                 415,829
Nordstrom                                             5,868                 275,151
Sears Holdings                                        2,250(b)              286,200
Target                                               25,125               1,597,196
                                                                    ---------------
Total                                                                     3,776,441
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.0%)
Ameren                                                6,160                 323,400
CenterPoint Energy                                    9,536                 152,862
CMS Energy                                            6,666                 112,122
Consolidated Edison                                   8,044                 372,437
Dominion Resources                                    8,641                 728,436
DTE Energy                                            5,065                 245,349
Integrys Energy Group                                 2,258                 115,677
NiSource                                              8,133                 155,666
PG&E                                                 10,491                 501,470
Public Service Enterprise Group                       7,548                 664,149
Sempra Energy                                         7,841                 455,719
TECO Energy                                           6,245                 102,605
Xcel Energy                                          12,467                 268,539
                                                                    ---------------
Total                                                                     4,198,431
-----------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                                27,780(b)              481,705
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.2%)
Anadarko Petroleum                                   13,764                 739,815
Apache                                                9,854                 887,451
Chesapeake Energy                                    12,180                 429,467
Chevron                                              63,274               5,921,182
ConocoPhillips                                       48,293               4,238,677
CONSOL Energy                                         5,415                 252,339
Devon Energy                                         13,236               1,101,235
El Paso                                              20,793                 352,857
EOG Resources                                         7,268                 525,694
Exxon Mobil                                         164,618              15,237,043
Hess                                                  8,212                 546,344
Marathon Oil                                         20,220               1,152,944
Murphy Oil                                            5,595                 391,035
Occidental Petroleum                                 24,662               1,580,341
Peabody Energy                                        7,885                 377,455
Spectra Energy                                       18,766                 459,392

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 81 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Sunoco                                                3,576                $253,109
Tesoro                                                4,065                 187,071
Valero Energy                                        16,440               1,104,439
Williams Companies                                   17,815                 606,779
XTO Energy                                           11,456                 708,439
                                                                    ---------------
Total                                                                    37,053,108
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                                           12,756                 457,558
MeadWestvaco                                          5,443                 160,732
Weyerhaeuser                                          6,409                 463,370
                                                                    ---------------
Total                                                                     1,081,660
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products                                        12,846                 482,110
Estee Lauder Companies Cl A                           3,400                 144,364
                                                                    ---------------
Total                                                                       626,474
-----------------------------------------------------------------------------------

PHARMACEUTICALS (6.1%)
Abbott Laboratories                                  45,874               2,459,764
Allergan                                              9,130                 588,611
Barr Pharmaceuticals                                  3,180(b)              180,974
Bristol-Myers Squibb                                 58,701               1,691,763
Eli Lilly & Co                                       29,288               1,667,366
Forest Laboratories                                   9,380(b)              349,780
Johnson & Johnson                                    85,915               5,644,617
King Pharmaceuticals                                  7,245(b)               84,911
Merck & Co                                           64,599               3,339,122
Mylan                                                 7,380                 117,785
Pfizer                                              205,598               5,022,759
Schering-Plough                                      48,065               1,520,296
Watson Pharmaceuticals                                3,042(b)               98,561
Wyeth                                                39,913               1,778,124
                                                                    ---------------
Total                                                                    24,544,433
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.2%)
Apartment Investment & Management Cl A                2,870                 129,523
Archstone-Smith Trust                                 6,640                 399,330
AvalonBay Communities                                 2,370                 279,802
Boston Properties                                     3,535                 367,287
Developers Diversified Realty                         3,685                 205,881
Equity Residential                                    8,229                 348,580
General Growth Properties                             7,285                 390,622
Host Hotels & Resorts                                15,505                 347,932
Kimco Realty                                          7,490                 338,623
Plum Creek Timber                                     5,179                 231,812
ProLogis                                              7,625                 505,918
Public Storage                                        3,690                 290,219
Simon Property Group                                  6,629                 662,899
Vornado Realty Trust                                  3,970                 434,120
                                                                    ---------------
Total                                                                     4,932,548
-----------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                           5,850(b)              162,864
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ROAD & RAIL (0.7%)
Burlington Northern Santa Fe                          8,919                $723,955
CSX                                                  13,032                 556,857
Norfolk Southern                                     11,686                 606,620
Ryder System                                          1,777                  87,073
Union Pacific                                         7,912                 894,532
                                                                    ---------------
Total                                                                     2,869,037
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Advanced Micro Devices                               16,320(b)              215,424
Altera                                               10,569                 254,502
Analog Devices                                        9,233                 333,865
Applied Materials                                    40,906                 846,754
Broadcom Cl A                                        13,926(b)              507,463
Intel                                               173,337               4,482,494
KLA-Tencor                                            5,733                 319,787
Linear Technology                                     6,588                 230,514
LSI                                                  21,249(b)              157,668
MEMC Electronic Materials                             6,680(b)              393,185
Microchip Technology                                  6,455                 234,446
Micron Technology                                    22,469(b)              249,406
Natl Semiconductor                                    7,138                 193,583
Novellus Systems                                      3,670(b)              100,044
NVIDIA                                               16,288(b)              590,277
Teradyne                                              5,634(b)               77,749
Texas Instruments                                    42,413               1,551,892
Xilinx                                                8,781                 229,535
                                                                    ---------------
Total                                                                    10,968,588
-----------------------------------------------------------------------------------

SOFTWARE (3.2%)
Adobe Systems                                        17,466(b)              762,566
Autodesk                                              6,822(b)              340,895
BMC Software                                          5,971(b)              186,474
CA                                                   11,532                 296,603
Citrix Systems                                        5,335(b)              215,107
Compuware                                             8,994(b)               72,132
Electronic Arts                                       9,234(b)              517,012
Intuit                                               10,062(b)              304,879
Microsoft                                           239,484               7,055,198
Novell                                               10,384(b)               79,334
Oracle                                              116,850(b)            2,529,802
Symantec                                             26,699(b)              517,427
                                                                    ---------------
Total                                                                    12,877,429
-----------------------------------------------------------------------------------

SPECIALTY RETAIL (1.5%)
Abercrombie & Fitch Cl A                              2,575                 207,803
AutoNation                                            4,500(b)               79,740
AutoZone                                              1,356(b)              157,486
Bed Bath & Beyond                                     8,055(b)              274,837
Best Buy                                             11,813                 543,634
Circuit City Stores                                   5,004                  39,582
Gap                                                  14,690                 270,884
Home Depot                                           50,117               1,625,795
Limited Brands                                        9,463                 216,608
Lowe's Companies                                     43,890               1,229,798

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SPECIALTY RETAIL (CONT.)
Office Depot                                          8,099(b)             $167,001
OfficeMax                                             2,231                  76,456
RadioShack                                            4,088                  84,458
Sherwin-Williams                                      3,227                 212,046
Staples                                              21,192                 455,416
Tiffany & Co                                          4,055                 212,279
TJX Companies                                        13,198                 383,666
                                                                    ---------------
Total                                                                     6,237,489
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                                11,070(b)              523,279
Jones Apparel Group                                   2,772                  58,572
Liz Claiborne                                         3,032                 104,089
Nike Cl B                                            11,472                 672,947
Polo Ralph Lauren                                     1,775                 138,006
VF                                                    2,638                 213,019
                                                                    ---------------
Total                                                                     1,709,912
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.1%)
Countrywide Financial                                17,096                 324,995
Fannie Mae                                           28,893               1,756,984
Freddie Mac                                          19,294               1,138,539
Hudson City Bancorp                                  15,785                 242,773
MGIC Investment                                       2,433                  78,610
Sovereign Bancorp                                    10,671                 181,834
Washington Mutual                                    25,991                 917,742
                                                                    ---------------
Total                                                                     4,641,477
-----------------------------------------------------------------------------------

TOBACCO (1.2%)
Altria Group                                         62,481               4,344,304
Reynolds American                                     5,080                 323,037
UST                                                   4,735                 234,856
                                                                    ---------------
Total                                                                     4,902,197
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                                           2,126                 193,870
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL                                               10,399                 724,602
Sprint Nextel                                        84,485               1,605,215
                                                                    ---------------
Total                                                                     2,329,817
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $290,628,407)                                                   $399,816,853
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.4%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  5,825,384(f)           $5,825,384
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $5,825,384)                                                       $5,825,384
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $296,453,791)(g)                                                $405,642,237
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 82 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - S&P 500 Index Fund

NOTES TO INVESTMENTS IN SECURITIES
(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 0.7% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

TYPE OF SECURITY                                                     CONTRACTS
------------------------------------------------------------------------------
PURCHASE CONTRACTS
E-Mini S&P 500 Index, Dec. 2007                                         72

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $296,454,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $119,006,000
Unrealized depreciation                                                (9,818,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                          $109,188,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 83 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Select Value Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.3%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (1.3%)
Goodrich                                              3,000                $204,690
Spirit Aerosystems Holdings Cl A                      4,800(b)              186,912
                                                                    ---------------
Total                                                                       391,602
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.2%)
American Axle & Mfg Holdings                          8,100                 204,525
BorgWarner                                            1,900                 173,907
                                                                    ---------------
Total                                                                       378,432
-----------------------------------------------------------------------------------

BEVERAGES (1.4%)
Molson Coors Brewing Cl B                             1,800                 179,406
Pepsi Bottling Group                                  7,100                 263,907
                                                                    ---------------
Total                                                                       443,313
-----------------------------------------------------------------------------------

CAPITAL MARKETS (1.5%)
Northern Trust                                        7,200                 477,144
-----------------------------------------------------------------------------------

CHEMICALS (3.4%)
Celanese Series A                                    10,100                 393,698
Intl Flavors & Fragrances                             9,500                 502,170
Terra Inds                                            4,900(b)              153,174
                                                                    ---------------
Total                                                                     1,049,042
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (2.6%)
Comerica                                             11,100                 569,208
Webster Financial                                     5,600                 235,872
                                                                    ---------------
Total                                                                       805,080
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.4%)
Covanta Holding                                       6,700(b)              164,217
RR Donnelley & Sons                                  16,100                 588,616
                                                                    ---------------
Total                                                                       752,833
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.5%)
ARRIS Group                                          12,600(b)              155,610
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.5%)
Electronics for Imaging                              11,300(b)              303,518
NCR                                                   4,000(b)              199,200
SanDisk                                               4,800(b)              264,480
                                                                    ---------------
Total                                                                       767,198
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.8%)
URS                                                  10,000(b)              564,500
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (4.5%)
AptarGroup                                           16,200                 613,494
Ball                                                  5,200                 279,500
Sonoco Products                                      16,600                 500,988
                                                                    ---------------
Total                                                                     1,393,982
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.9%)
Sotheby's                                             5,900                 281,961
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
NTELOS Holdings                                      13,200                 388,872
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ELECTRIC UTILITIES (7.2%)
American Electric Power                               9,900                $456,192
Edison Intl                                           5,500                 304,975
Idacorp                                              17,100                 559,854
Northeast Utilities                                  12,500                 357,125
Pinnacle West Capital                                14,700                 580,797
                                                                    ---------------
Total                                                                     2,258,943
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.5%)
Cooper Inds Cl A                                      5,700                 291,213
GrafTech Intl                                         9,400(b)              167,696
                                                                    ---------------
Total                                                                       458,909
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.1%)
Flextronics Intl                                     36,500(b,c)            408,070
Mettler Toledo Intl                                   2,300(b)              234,600
                                                                    ---------------
Total                                                                       642,670
-----------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.5%)
Noble                                                 6,000                 294,300
Oil States Intl                                       3,900(b)              188,370
                                                                    ---------------
Total                                                                       482,670
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
BJ's Wholesale Club                                   6,100(b)              202,276
Longs Drug Stores                                     4,600                 228,482
Ruddick                                               9,000                 301,860
                                                                    ---------------
Total                                                                       732,618
-----------------------------------------------------------------------------------

FOOD PRODUCTS (2.8%)
HJ Heinz                                              5,700                 263,340
JM Smucker                                            2,600                 138,892
Sara Lee                                             28,200                 470,658
                                                                    ---------------
Total                                                                       872,890
-----------------------------------------------------------------------------------

GAS UTILITIES (2.8%)
AGL Resources                                         6,100                 241,682
Energen                                               2,900                 165,648
Questar                                               8,900                 467,517
                                                                    ---------------
Total                                                                       874,847
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Beckman Coulter                                       6,300                 464,688
DENTSPLY Intl                                         7,400                 308,136
                                                                    ---------------
Total                                                                       772,824
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.7%)
Chemed                                                1,600                  99,456
CIGNA                                                 5,400                 287,766
McKesson                                              2,600                 152,854
                                                                    ---------------
Total                                                                       540,076
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.5%)
IMS Health                                           15,200                 465,728
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

HOTELS, RESTAURANTS & LEISURE (2.9%)
Darden Restaurants                                   13,300                $556,738
Jack in the Box                                       5,500(b)              356,620
                                                                    ---------------
Total                                                                       913,358
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.3%)
Snap-On                                               6,100                 302,194
Tupperware Brands                                     3,400                 107,066
                                                                    ---------------
Total                                                                       409,260
-----------------------------------------------------------------------------------

INSURANCE (9.0%)
Alleghany                                               690(b)              280,140
Aon                                                   6,900                 309,189
Lincoln Natl                                         12,500                 824,625
Nationwide Financial Services Cl A                    2,500                 134,550
Safeco                                                9,800                 599,956
Unum Group                                           13,600                 332,792
Zenith Natl Insurance                                 6,700                 300,763
                                                                    ---------------
Total                                                                     2,782,015
-----------------------------------------------------------------------------------

IT SERVICES (1.9%)
Computer Sciences                                    10,700(b)              598,130
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.8%)
Invitrogen                                            3,000(b)              245,190
-----------------------------------------------------------------------------------

MACHINERY (3.9%)
CNH Global                                            7,000(c)              425,180
Cummins                                               1,700                 217,413
Eaton                                                 3,400                 336,736
Harsco                                                3,900                 231,153
                                                                    ---------------
Total                                                                     1,210,482
-----------------------------------------------------------------------------------

MARINE (0.6%)
DryShips                                              2,000(c)              181,700
-----------------------------------------------------------------------------------

METALS & MINING (0.8%)
Haynes Intl                                           3,100(b)              264,647
-----------------------------------------------------------------------------------

MULTILINE RETAIL (1.8%)
Big Lots                                              3,800(b)              113,392
Family Dollar Stores                                  9,900                 262,944
JC Penney                                             3,000                 190,110
                                                                    ---------------
Total                                                                       566,446
-----------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
NSTAR                                                10,700                 372,467
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.4%)
CONSOL Energy                                         3,400                 158,440
Frontier Oil                                          5,300                 220,692
Noble Energy                                          3,000                 210,120
Williams Companies                                    5,100                 173,706
                                                                    ---------------
Total                                                                       762,958
-----------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 84 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Select Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.5%)
Apartment Investment & Management Cl A                5,800                $261,754
DiamondRock Hospitality                              14,000                 243,740
Duke Realty                                          16,800                 568,008
Health Care REIT                                      9,700                 429,128
Mid-America Apartment Communities                     1,300                  64,805
Realty Income                                        16,100                 449,995
Simon Property Group                                  2,900                 290,000
                                                                    ---------------
Total                                                                     2,307,430
-----------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
Werner Enterprises                                   21,000                 360,150
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Microchip Technology                                  8,300                 301,456
Semtech                                               6,200(b)              126,976
                                                                    ---------------
Total                                                                       428,432
-----------------------------------------------------------------------------------

SOFTWARE (2.7%)
Cadence Design Systems                               28,300(b)              627,977
Check Point Software Technologies                     8,000(b,c)            201,440
                                                                    ---------------
Total                                                                       829,417
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (0.6%)
Gap                                                  10,500                $193,620
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.6%)
Phillips-Van Heusen                                   4,900                 257,152
VF                                                    6,900                 557,175
                                                                    ---------------
Total                                                                       814,327
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.4%)
First Niagara Financial Group                        12,000                 169,800
New York Community Bancorp                           22,800                 434,340
PMI Group                                             4,800                 156,960
                                                                    ---------------
Total                                                                       761,100
-----------------------------------------------------------------------------------

TOBACCO (1.2%)
Loews-Carolina Group                                  4,600(d)              378,258
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TRADING COMPANIES & DISTRIBUTORS (1.0%)
United Rentals                                        9,700(b)             $312,049
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $28,694,310)                                                     $30,643,180
-----------------------------------------------------------------------------------

MONEY MARKET FUND (2.1%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                    651,777(e)             $651,777
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $651,777)                                                           $651,777
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $29,346,087)(f)                                                  $31,294,957
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 3.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(f) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $29,346,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $2,881,000
Unrealized depreciation                                                (932,000)
-------------------------------------------------------------------------------
Net unrealized appreciation                                          $1,949,000
-------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 85 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Short Duration U.S. Government Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

BONDS (86.5%)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT               VALUE(A)
FOREIGN AGENCIES (2.1%)
KFW
  05-19-09                           5.25%      $10,000,000(c)          $10,126,720
-----------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (27.8%)
Federal Farm Credit Bank
  10-10-08                           4.25         4,040,000               4,028,712
Federal Home Loan Bank
  10-19-07                           4.13        15,000,000              14,993,601
  01-18-08                           4.63         4,665,000               4,660,662
  02-08-08                           4.63         1,470,000               1,468,326
  02-13-08                           5.25         3,970,000               3,974,228
  11-21-08                           4.63         2,215,000               2,216,927
  12-29-08                           5.13         1,825,000               1,839,317
Federal Home Loan Mtge Corp
  06-15-08                           3.88           920,000                 914,738
  08-23-17                           5.50         1,750,000               1,818,912
Federal Natl Mtge Assn
  10-15-08                           4.50         1,545,000               1,549,056
  11-15-30                           6.63         1,450,000               1,708,555
U.S. Treasury
  02-15-08                           3.38        13,015,000              12,978,402
  10-31-08                           4.88        40,235,000(k)           40,587,055
  08-31-09                           4.00        17,015,000              17,022,996
  09-30-09                           4.00         7,565,000(b)            7,569,728
  08-31-12                           4.13         1,405,000               1,399,293
  08-15-17                           4.75         2,900,000               2,938,970
  02-15-26                           6.00           515,000                 583,238
U.S. Treasury Inflation-Indexed Bond
  01-15-14                           2.00         9,283,727(g)            9,150,193
                                                                    ---------------
Total                                                                   131,402,909
-----------------------------------------------------------------------------------

ASSET-BACKED (3.2%)
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl A4B
  03-20-10                           5.86         1,525,000(d,e)          1,511,986
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
  10-25-37                           5.29         1,450,000(e)            1,436,406
Fannie Mae Grantor Trust
 Series 2005-T4 Cl A1C
  09-25-35                           5.28         1,881,696(e)            1,893,616
Franklin Auto Trust
 Series 2004-2 Cl A4 (MBIA)
  08-15-12                           3.93         4,214,329(m)            4,181,406
Master Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
  01-25-36                           5.27         1,350,000(e)            1,343,883
Residential Asset Securities
 Series 2007-KS3 Cl AI2
  04-25-37                           5.31         2,200,000(e)            2,167,594
Small Business Administration Participation Ctfs
 Series 2001-20H Cl 1
  08-01-21                           6.34           265,818                 274,545
Small Business Administration
 Series 2001-10B Cl 1
  09-10-11                           5.89           164,055                 166,306

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ASSET-BACKED (CONT.)
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Cl A2
  10-25-36                           5.24%       $2,400,000(e)           $2,375,252
                                                                    ---------------
Total                                                                    15,350,994
-----------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (1.6%)(f)
Citigroup Commercial Mtge Trust
 Series 2005-C3 Cl A1
  05-15-43                           4.39         3,136,630               3,103,645
Federal Home Loan Mtge Corp
 Multifamily Structured Pass-Through Ctfs
 Series K001 Cl A2
  04-25-16                           5.65         3,231,366               3,274,550
Federal Natl Mtge Assn #360800
  01-01-09                           5.74           872,037                 875,634
Federal Natl Mtge Assn #381990
  10-01-09                           7.11           459,365                 476,628
                                                                    ---------------
Total                                                                     7,730,457
-----------------------------------------------------------------------------------

MORTGAGE-BACKED (51.8%)(f)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
  03-25-36                           5.69         1,165,650(j)            1,173,017
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
  03-25-36                           5.94         1,360,467(j)            1,361,460
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
  03-25-37                           6.19         1,146,751(j)            1,167,669
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
  03-25-47                           5.30         1,827,860(j)            1,710,328
American Home Mtge Investment Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl GA1C
  05-25-47                           5.32         2,386,713(j)            2,342,369
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
  01-25-37                           6.00         2,760,207               2,728,257
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
  05-25-37                           7.73           935,970(h)              157,046
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
  04-25-35                           7.50           752,343                 783,681
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
  03-25-36                           6.00         2,308,369               2,269,067

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
  11-25-37                           6.50%       $3,000,000              $2,958,750
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
  06-25-47                           5.48         3,762,140(e)            3,600,637
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.63         2,510,930(e)            2,296,982
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
  06-25-35                           7.00         1,658,173(d)            1,750,832
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
  10-25-37                           6.50         2,971,264               2,930,873
Federal Home Loan Mtge Corp
  10-01-37                           6.00         1,800,000(b)            1,801,692
  10-01-37                           6.50         1,000,000(b)            1,017,812
Federal Home Loan Mtge Corp #1G2598
  01-01-37                           6.16         1,700,315(j)            1,728,426
Federal Home Loan Mtge Corp #1J0283
  02-01-37                           5.83         1,497,492(j)            1,509,396
Federal Home Loan Mtge Corp #1J0614
  09-01-37                           5.72         2,050,000(j)            2,072,489
Federal Home Loan Mtge Corp #1J1445
  01-01-37                           5.91         2,610,349(j)            2,633,804
Federal Home Loan Mtge Corp #1J1621
  05-01-37                           5.89         3,449,365(j)            3,484,679
Federal Home Loan Mtge Corp #A18107
  01-01-34                           5.50         2,077,206               2,038,199
Federal Home Loan Mtge Corp #B16408
  09-01-19                           5.50         1,131,375(k)            1,129,270
Federal Home Loan Mtge Corp #C73304
  11-01-32                           7.00           375,487                 389,277
Federal Home Loan Mtge Corp #D95319
  03-01-22                           6.00           135,868                 137,198
Federal Home Loan Mtge Corp #E00489
  06-01-12                           7.00             6,001                   6,191
Federal Home Loan Mtge Corp #E81240
  06-01-15                           7.50           928,716                 963,391
Federal Home Loan Mtge Corp #E92454
  11-01-17                           5.00           696,366                 685,121
Federal Home Loan Mtge Corp #E95188
  03-01-18                           6.00           428,294                 434,992
Federal Home Loan Mtge Corp #G10669
  03-01-12                           7.50           345,930                 358,706
Federal Home Loan Mtge Corp #G11243
  04-01-17                           6.50         1,113,612               1,144,183
Federal Home Loan Mtge Corp #G12100
  11-01-13                           5.00            81,919                  81,335

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 86 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)

Federal Home Loan Mtge Corp #H01724
  09-01-37                           6.00%       $4,000,000(b)           $3,974,531
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
  05-15-36                           8.64           714,829(h)              187,196
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
  02-15-14                          20.00           355,078(h)                8,818
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2639 Cl UI
  03-15-22                           8.38         2,427,269(h)              366,218
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
  10-15-22                          23.46           235,481(h)                5,032
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2783 Cl MI
  03-15-25                          32.05           993,375(h)               42,906
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
  07-15-17                           9.58           937,221(h)               94,048
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2882 Cl XS
  11-15-19                           6.16         1,805,420(h,i)            148,243
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2617 Cl HD
  06-15-16                           7.00         1,097,625               1,135,565
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2843 Cl BA
  01-15-18                           5.00           999,955                 993,574
Federal Natl Mtge Assn
  10-01-37                           5.00         9,000,000(b)            8,583,750
  10-01-37                           5.50         5,500,000(b)            5,386,563
  10-01-37                           6.00        15,500,000(b)           15,519,375
  10-01-37                           6.50         3,500,000(b)            3,563,438
Federal Natl Mtge Assn #190353
  08-01-34                           5.00         2,563,575(k)            2,451,821
Federal Natl Mtge Assn #252211
  01-01-29                           6.00           102,656                 103,547
Federal Natl Mtge Assn #252409
  03-01-29                           6.50         1,174,306               1,203,593
Federal Natl Mtge Assn #254384
  06-01-17                           7.00           291,655                 301,983
Federal Natl Mtge Assn #254723
  05-01-23                           5.50         3,230,795               3,197,217

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #254748
  04-01-13                           5.50%         $776,344(k)             $775,434
Federal Natl Mtge Assn #254757
  05-01-13                           5.00           784,575                 785,959
Federal Natl Mtge Assn #254774
  05-01-13                           5.50           642,291                 643,254
Federal Natl Mtge Assn #255488
  10-01-14                           5.50         1,057,713(k)            1,069,071
Federal Natl Mtge Assn #255501
  09-01-14                           6.00           914,525(k)              934,850
Federal Natl Mtge Assn #313470
  08-01-10                           7.50           185,907                 189,462
Federal Natl Mtge Assn #323133
  04-01-13                           5.50            35,412                  35,469
Federal Natl Mtge Assn #357324
  01-01-33                           5.00         3,283,635               3,147,557
Federal Natl Mtge Assn #357485
  02-01-34                           5.50         4,294,361               4,218,285
Federal Natl Mtge Assn #507182
  07-01-14                           6.00            76,149                  77,295
Federal Natl Mtge Assn #512232
  05-01-29                           7.00            31,725                  33,037
Federal Natl Mtge Assn #535168
  12-01-14                           5.50           123,698                 123,909
Federal Natl Mtge Assn #545818
  07-01-17                           6.00         1,099,170               1,117,566
Federal Natl Mtge Assn #545864
  08-01-17                           5.50         1,533,543               1,536,810
Federal Natl Mtge Assn #545910
  08-01-17                           6.00         1,341,007               1,363,981
Federal Natl Mtge Assn #555063
  11-01-17                           5.50         1,832,828               1,835,640
Federal Natl Mtge Assn #555343
  08-01-17                           6.00           514,664                 522,628
Federal Natl Mtge Assn #555367
  03-01-33                           6.00         2,598,409               2,613,698
Federal Natl Mtge Assn #555375
  04-01-33                           6.00           123,140                 124,193
Federal Natl Mtge Assn #555740
  08-01-18                           4.50           162,392                 157,323
Federal Natl Mtge Assn #602630
  10-01-31                           7.00           180,894                 188,375
Federal Natl Mtge Assn #606789
  10-01-31                           7.00         1,717,184               1,788,195
Federal Natl Mtge Assn #626720
  01-01-17                           6.00           363,249                 368,908
Federal Natl Mtge Assn #630992
  09-01-31                           7.00           902,166                 948,902
Federal Natl Mtge Assn #630993
  09-01-31                           7.50           804,309                 844,075
Federal Natl Mtge Assn #633672
  06-01-17                           6.00           314,624                 320,308
Federal Natl Mtge Assn #636720
  05-01-17                           5.50           100,626                 100,708
Federal Natl Mtge Assn #638210
  05-01-32                           6.50            96,850                  99,856
Federal Natl Mtge Assn #648040
  06-01-32                           6.50           578,337                 592,313
Federal Natl Mtge Assn #648349
  06-01-17                           6.00           985,633               1,002,518

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #648679
  07-01-32                           6.00%       $2,364,222              $2,378,134
Federal Natl Mtge Assn #654413
  09-01-32                           7.00           187,473                 195,064
Federal Natl Mtge Assn #656562
  02-01-33                           7.00           259,299                 271,574
Federal Natl Mtge Assn #665752
  09-01-32                           6.50           532,995                 545,875
Federal Natl Mtge Assn #668412
  02-01-18                           5.50           544,776                 545,348
Federal Natl Mtge Assn #670387
  08-01-32                           7.00            15,721                  16,382
Federal Natl Mtge Assn #671054
  01-01-33                           7.00            22,917                  23,845
Federal Natl Mtge Assn #671174
  02-01-33                           4.67           547,355(j)              543,708
Federal Natl Mtge Assn #675692
  02-01-18                           6.00           434,709                 441,436
Federal Natl Mtge Assn #678940
  02-01-18                           5.50           787,809                 788,903
Federal Natl Mtge Assn #684588
  03-01-33                           6.50           208,362                 213,838
Federal Natl Mtge Assn #688181
  03-01-33                           6.00         1,311,520               1,319,237
Federal Natl Mtge Assn #695838
  04-01-18                           5.50           234,754(k)              235,007
Federal Natl Mtge Assn #701937
  04-01-33                           6.00           157,758                 158,555
Federal Natl Mtge Assn #704610
  06-01-33                           5.50         3,103,937               3,048,950
Federal Natl Mtge Assn #705655
  05-01-33                           5.00         1,468,485               1,405,733
Federal Natl Mtge Assn #720378
  06-01-18                           4.50         1,387,111               1,339,145
Federal Natl Mtge Assn #722325
  07-01-33                           4.97           665,449(j)              660,262
Federal Natl Mtge Assn #723448
  07-01-13                           5.00           719,108                 719,945
Federal Natl Mtge Assn #725232
  03-01-34                           5.00         3,364,228               3,220,465
Federal Natl Mtge Assn #725424
  04-01-34                           5.50         5,584,877               5,485,939
Federal Natl Mtge Assn #725425
  04-01-34                           5.50         3,597,744               3,534,493
Federal Natl Mtge Assn #725431
  08-01-15                           5.50         1,788,172               1,791,081
Federal Natl Mtge Assn #725558
  06-01-34                           4.58         1,449,464(j)            1,422,775
Federal Natl Mtge Assn #725773
  09-01-34                           5.50         4,230,390               4,152,101
Federal Natl Mtge Assn #735212
  12-01-34                           5.00         3,888,129               3,718,635
Federal Natl Mtge Assn #735841
  11-01-19                           4.50         2,038,793               1,964,968
Federal Natl Mtge Assn #740843
  11-01-18                           5.00           115,978                 114,031
Federal Natl Mtge Assn #744010
  07-01-13                           5.00         1,066,916               1,065,831
Federal Natl Mtge Assn #747536
  11-01-33                           5.00         1,892,465               1,811,595

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 87 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #754297
  12-01-33                           4.74%         $260,868(j)             $254,981
Federal Natl Mtge Assn #755891
  03-01-13                           5.00           262,744(k)              262,819
Federal Natl Mtge Assn #791447
  10-01-34                           6.00           604,213                 606,425
Federal Natl Mtge Assn #797044
  07-01-34                           5.50         3,087,631               3,030,490
Federal Natl Mtge Assn #799769
  11-01-34                           5.04         1,036,203(j)            1,036,348
Federal Natl Mtge Assn #801344
  10-01-34                           5.07         1,174,641(j)            1,178,646
Federal Natl Mtge Assn #815264
  05-01-35                           5.22         1,642,651(j)            1,639,716
Federal Natl Mtge Assn #815463
  02-01-35                           5.50           593,257                 582,278
Federal Natl Mtge Assn #849082
  01-01-36                           5.82         1,145,093(j)            1,157,840
Federal Natl Mtge Assn #849170
  01-01-36                           5.95         2,324,090(j)            2,354,469
Federal Natl Mtge Assn #865689
  02-01-36                           5.85         2,580,326(j)            2,612,477
Federal Natl Mtge Assn #866097
  02-01-36                           6.15         2,038,727(j)            2,079,216
Federal Natl Mtge Assn #878661
  02-01-36                           5.50         4,176,444               4,074,372
Federal Natl Mtge Assn #881629
  02-01-36                           5.50         3,191,323               3,113,327
Federal Natl Mtge Assn #885827
  06-01-36                           6.50         2,251,859               2,298,813
Federal Natl Mtge Assn #885871
  06-01-36                           7.00         1,702,101               1,765,860
Federal Natl Mtge Assn #887096
  07-01-36                           5.81         2,315,539(j)            2,326,883
Federal Natl Mtge Assn #888414
  11-01-35                           5.00           932,044                 890,512
Federal Natl Mtge Assn #902818
  11-01-36                           5.93         1,393,490(j)            1,422,795
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-24 Cl PI
  12-25-12                          63.85            89,075(h)                  430
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-26 Cl MI
  03-25-23                          10.20           628,868(h)              123,065
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
  07-25-33                          11.04         2,394,316(h)              575,299
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
  12-25-31                          10.85           508,494(h)               92,755

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-81 Cl LI
  11-25-13                          20.00%         $772,361(h)              $25,202
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
  12-25-22                           9.48           410,212(h)               59,989
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
  01-01-36                           8.59         1,863,973(h)              491,623
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2005-92 CL SC
  10-25-35                           9.47         4,052,193(h,i)            303,266
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
  12-25-26                           8.00           350,098                 371,502
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-94 Cl QB
  07-25-23                           5.50         1,107,730               1,107,017
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-W11 Cl A1
  06-25-33                           8.01            17,046(j)               17,215
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-60 Cl PA
  04-25-34                           5.50         1,850,492               1,863,881
Govt Natl Mtge Assn #3501
  01-20-34                           6.00         6,419,225               6,457,442
Govt Natl Mtge Assn #498182
  05-15-16                           6.00           741,684                 752,806
Govt Natl Mtge Assn #605970
  03-15-33                           6.00           271,825                 274,069
Govt Natl Mtge Assn #615738
  03-15-18                           7.00           883,947                 912,703
Govt Natl Mtge Assn #615740
  08-15-13                           6.00         1,615,707               1,644,015
Govt Natl Mtge Assn #780758
  04-15-13                           7.00           141,366                 146,445
Govt Natl Mtge Assn #781507
  09-15-14                           6.00           722,287                 735,042
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-17 Cl B
  10-16-27                           5.00           125,000                 124,009
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2004-19 Cl DJ
  03-20-34                           4.50         1,054,671               1,045,451

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2006-32 Cl A
  01-16-30                           5.08%       $4,295,324              $4,284,785
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 3A
  06-19-34                           6.79           143,595(j)              143,210
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A11
  10-19-35                           6.98         1,335,208(j)            1,369,992
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
  08-21-36                           5.40           773,173(j)              714,299
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-AR13 Cl A1
  07-25-36                           6.08         2,227,562(j)            2,231,627
Lehman XS Net Interest Margin Nts
 Collateralized Mtge Obligation
 Series 2006-GPM6 Cl A1
  10-28-46                           6.25           266,159(d)              256,519
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2AR Cl 3A
  02-25-34                           5.02         1,152,785(j)            1,139,436
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
  08-25-37                           6.00         2,487,402               2,454,568
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-15 Cl 4A1
  07-25-35                           5.51         2,664,373(j)            2,619,560
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
  06-25-36                           5.94         1,669,169(j)            1,639,828
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
  02-25-46                           5.98         1,239,809(j)            1,203,433
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
  10-25-35                           5.00         4,165,170               3,946,457
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
  12-25-35                           5.50         2,987,201               2,891,375
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
  05-25-35                           5.50         1,546,202               1,506,581

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 88 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                   COUPON       PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MORTGAGE-BACKED (CONT.)
Wells Fargo Mtge Backed Securities Trust
Collateralized Mtge Obligation
Series 2006-AR6 Cl 5A1
  03-25-36                           5.11%       $1,757,454(j)           $1,729,586
                                                                    ---------------
Total                                                                   244,749,730
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $410,180,957)                                                   $409,360,810
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.4%)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                  6,816,501(l)           $6,816,501
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $6,816,501)                                                       $6,816,501
-----------------------------------------------------------------------------------

SHORT-TERM SECURITIES (22.3%)
                                                  AMOUNT
                                  EFFECTIVE     PAYABLE AT
ISSUER                              YIELD        MATURITY                  VALUE(A)
U.S. GOVERNMENT AGENCIES
Federal Farm Credit Bank
  10-09-07                           4.67%      $10,500,000             $10,485,242
Federal Home Loan Bank Disc Nts
  10-01-07                           4.06        46,000,000              45,984,666
  10-15-07                           4.65         9,940,000               9,918,502
  10-24-07                           4.76        35,000,000              34,883,217
  03-07-08                           4.14         4,250,000               4,233,965
-----------------------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $105,533,814)                                                   $105,505,592
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $522,531,272)(n)                                                $521,682,903
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b) At Sept. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $47,676,872.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 2.1% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $3,519,337 or 0.7% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Sept. 30, 2007.

(i) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Sept. 30, 2007. At Sept. 30, 2007, the value of inverse floaters represented 0.1% of net assets.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Sept. 30, 2007.

(k) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                     NOTIONAL AMOUNT
------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Dec. 2007, 20-year                                      $1,800,000
U.S. Treasury Note, Dec. 2007, 2-year                                   71,200,000
SALE CONTRACTS
U.S. Treasury Note, Dec. 2007, 5-year                                   13,300,000
U.S. Treasury Note, Dec. 2007, 10-year                                  32,300,000

(l) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(m) The following abbreviation is used in the portfolio security description to identify the insurer of the issue:

MBIA -- MBIA Insurance Corporation

(n) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $522,531,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                               $2,105,000
Unrealized depreciation                                               (2,953,000)
--------------------------------------------------------------------------------
Net unrealized depreciation                                            $(848,000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 89 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Short Duration U.S. Government Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 90 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Small Cap Advantage Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.3%)
ISSUER                                            SHARES               VALUE(A)
AEROSPACE & DEFENSE (2.2%)
Ceradyne                                              9,851(b)             $746,115
Curtiss-Wright                                       13,000                 617,500
Esterline Technologies                               11,000(b)              627,550
HEICO                                                 9,000                 444,240
Hexcel                                               14,000(b)              317,940
Orbital Sciences                                     23,000(b)              511,520
Teledyne Technologies                                 9,000(b)              480,510
United Industrial                                     4,000                 301,040
                                                                    ---------------
Total                                                                     4,046,415
-----------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.3%)
Hub Group Cl A                                       17,959(b)              539,309
-----------------------------------------------------------------------------------

AIRLINES (0.8%)
AirTran Holdings                                     26,000(b)              255,840
Allegiant Travel                                     10,000(b)              303,200
JetBlue Airways                                      26,000(b)              239,720
Pinnacle Airlines                                    17,000(b)              272,340
SkyWest                                              12,700                 319,659
                                                                    ---------------
Total                                                                     1,390,759
-----------------------------------------------------------------------------------

AUTO COMPONENTS (1.2%)
Aftermarket Technology                               20,000(b)              634,800
Cooper Tire & Rubber                                 19,000                 463,600
Drew Inds                                            10,900(b)              443,412
Lear                                                 11,000(b)              353,100
Raser Technologies                                   20,000(b)              257,800
                                                                    ---------------
Total                                                                     2,152,712
-----------------------------------------------------------------------------------

BEVERAGES (0.3%)
Boston Beer Cl A                                      6,000(b)              291,960
Coca-Cola Bottling Company Consolidated               4,000                 241,200
                                                                    ---------------
Total                                                                       533,160
-----------------------------------------------------------------------------------

BIOTECHNOLOGY (2.4%)
Alexion Pharmaceuticals                               4,000(b)              260,600
Alkermes                                             16,000(b)              294,400
Alnylam Pharmaceuticals                               4,500(b)              147,465
Applera-Celera Group                                 26,800(b,f)            376,808
BioMarin Pharmaceutical                              20,244(b)              504,076
Cubist Pharmaceuticals                                8,000(b)              169,040
Enzon Pharmaceuticals                                40,000(b)              352,400
Human Genome Sciences                                24,200(b)              249,018
Medarex                                              23,100(b)              327,096
Myriad Genetics                                       9,200(b)              479,780
Onyx Pharmaceuticals                                  8,000(b)              348,160
OSI Pharmaceuticals                                   9,000(b)              305,910
Progenics Pharmaceuticals                            12,800(b)              283,008
Regeneron Pharmaceuticals                             8,200(b)              145,960
United Therapeutics                                   3,000(b)              199,620
                                                                    ---------------
Total                                                                     4,443,341
-----------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Aaon                                                 19,500                 384,735
Apogee Enterprises                                   26,000                 674,440
Goodman Global                                       27,000(b)              644,760
                                                                    ---------------
Total                                                                     1,703,935
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

CAPITAL MARKETS (1.3%)
Apollo Investment                                    15,000                $312,000
Calamos Asset Management Cl A                        18,000                 508,140
Cohen & Steers                                       11,000                 407,330
GFI Group                                             5,600(b)              482,272
MCG Capital                                          26,000                 374,140
Waddell & Reed Financial Cl A                        11,000                 297,330
                                                                    ---------------
Total                                                                     2,381,212
-----------------------------------------------------------------------------------

CHEMICALS (3.0%)
Arch Chemicals                                        8,000                 375,040
CF Inds Holdings                                     14,000               1,062,740
HB Fuller                                            11,100                 329,448
Hercules                                             39,000                 819,780
Koppers Holdings                                     11,500                 444,015
Minerals Technologies                                 4,000                 268,000
Olin                                                 26,000                 581,880
Rockwood Holdings                                    17,000(b)              609,110
Sensient Technologies                                11,034                 318,552
Terra Inds                                           22,000(b)              687,720
                                                                    ---------------
Total                                                                     5,496,285
-----------------------------------------------------------------------------------

COMMERCIAL BANKS (4.3%)
Cathay General Bancorp                               11,000                 354,310
Central Pacific Financial                            11,000                 321,200
City Holding                                         12,700                 462,407
East West Bancorp                                    14,000                 503,440
F.N.B.                                               31,000                 512,740
First BanCorp                                        30,000(c)              285,000
First State Bancorporation                           24,000                 471,360
Frontier Financial                                   21,000                 489,930
Independent Bank                                     13,000                 386,100
Intl Bancshares                                      14,000                 303,800
Pacific Capital Bancorp                              23,997                 631,121
Preferred Bank                                       10,850                 426,839
S&T Bancorp                                           8,000                 256,720
SVB Financial Group                                  16,000(b)              757,760
Texas Capital Bancshares                             27,000(b)              586,980
Trustmark                                            21,000                 588,840
UCBH Holdings                                        30,000                 524,400
Wintrust Financial                                    3,033                 129,479
                                                                    ---------------
Total                                                                     7,992,426
-----------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.7%)
ABM Inds                                             19,000                 379,620
American Reprographics                               19,000(b)              355,680
Bowne & Co                                           23,000                 383,180
CBIZ                                                 61,300(b)              487,335
Comfort Systems USA                                  26,000                 369,200
Deluxe                                               18,000                 663,120
G&K Services Cl A                                     9,000                 361,800
GEO Group                                            14,200(b)              420,462
Heidrick & Struggles Intl                            10,600(b)              386,370
IHS Cl A                                             10,100(b)              570,549
Knoll                                                13,000                 230,620
Standard Parking                                      9,000(b)              358,110

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
TeleTech Holdings                                    11,000(b)             $263,010
Viad                                                 10,000                 360,000
Waste Connections                                    25,000(b)              794,000
Watson Wyatt Worldwide Cl A                          11,500                 516,810
                                                                    ---------------
Total                                                                     6,899,866
-----------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
3Com                                                 60,900(b)              300,846
ARRIS Group                                          37,000(b)              456,950
Black Box                                            11,000                 470,360
Comtech Telecommunications                            8,000(b)              427,920
Dycom Inds                                           18,000(b)              551,340
Extreme Networks                                     49,000(b)              188,160
Foundry Networks                                     29,100(b)              517,107
InterDigital                                         14,400(b)              299,232
Plantronics                                           6,000                 171,300
Polycom                                              11,200(b)              300,832
Sonus Networks                                       36,900(b)              225,090
                                                                    ---------------
Total                                                                     3,909,137
-----------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.0%)
Electronics for Imaging                              12,000(b)              322,320
Emulex                                               18,800(b)              360,396
Imation                                               7,241                 177,622
Immersion                                            12,000(b)              196,560
Novatel Wireless                                     12,000(b)              271,800
Quantum                                             110,000(b)              374,000
Rackable Systems                                     14,000(b)              181,580
                                                                    ---------------
Total                                                                     1,884,278
-----------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group                                          23,500(b)              736,960
Perini                                                9,900(b)              553,707
                                                                    ---------------
Total                                                                     1,290,667
-----------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Texas Inds                                            5,400                 423,900
-----------------------------------------------------------------------------------

CONSUMER FINANCE (0.7%)
Advanta Cl B                                         25,000                 685,500
Cash America Intl                                    16,189                 608,706
                                                                    ---------------
Total                                                                     1,294,206
-----------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
AptarGroup                                           10,800                 408,996
Rock-Tenn Cl A                                        8,886                 256,805
Silgan Holdings                                      10,000                 537,500
                                                                    ---------------
Total                                                                     1,203,301
-----------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Core-Mark Holding                                    12,000(b)              422,760
-----------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.6%)
Corinthian Colleges                                  18,000(b)              286,380
DeVry                                                17,000                 629,170
Regis                                                13,000                 414,830

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 91 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
DIVERSIFIED CONSUMER SERVICES (CONT.)
Sotheby's                                            25,000              $1,194,750
Stewart Enterprises Cl A                             60,000                 457,200
                                                                    ---------------
Total                                                                     2,982,330
-----------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.2%)
Financial Federal                                    14,000                 392,140
iShares Russell 2000 Index Fund                      23,000               1,844,140
                                                                    ---------------
Total                                                                     2,236,280
-----------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
Alaska Communications Systems Group                  24,400                 352,580
Atlantic Tele-Network                                 8,000                 290,800
Cbeyond                                               5,100(b)              208,029
Cincinnati Bell                                      86,700(b)              428,298
Cogent Communications Group                           9,000(b)              210,060
Golden Telecom                                        4,100(c)              330,009
NTELOS Holdings                                      14,000                 412,440
PAETEC Holding                                       36,000(b)              448,920
Premiere Global Services                             26,000(b)              328,900
Time Warner Telecom Cl A                             21,300(b)              467,961
                                                                    ---------------
Total                                                                     3,477,997
-----------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
El Paso Electric                                     18,000(b)              416,340
Portland General Electric                            20,000                 556,000
Unisource Energy                                     13,000                 388,570
Westar Energy                                        24,300                 596,808
                                                                    ---------------
Total                                                                     1,957,718
-----------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.0%)
Acuity Brands                                        15,600                 787,488
Baldor Electric                                       7,000                 279,650
Belden                                               15,700                 736,487
Genlyte Group                                         4,900(b)              314,874
GrafTech Intl                                        26,000(b)              463,840
LSI Inds                                             13,000                 266,760
Woodward Governor                                    12,918                 806,083
                                                                    ---------------
Total                                                                     3,655,182
-----------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.4%)
Anixter Intl                                         11,400(b)              939,929
Benchmark Electronics                                 9,000(b)              214,830
Checkpoint Systems                                   19,000(b)              501,410
FARO Technologies                                    10,000(b)              441,500
FLIR Systems                                         12,700(b)              703,453
Insight Enterprises                                  16,000(b)              412,960
Itron                                                 4,000(b)              372,280
KEMET                                                55,000(b)              404,250
LoJack                                               18,000(b)              341,280
Methode Electronics                                  30,000                 451,500
Plexus                                               18,824(b)              515,778
SMART Modular Technologies WWH                       20,000(b)              143,000
SYNNEX                                                8,880(b)              182,573
Technitrol                                           12,000                 323,400
Zygo                                                 21,000(b)              273,630
                                                                    ---------------
Total                                                                     6,221,773
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

ENERGY EQUIPMENT & SERVICES (3.3%)
Cal Dive Intl                                        14,000(b)             $210,000
Complete Production Services                         22,000(b)              450,560
Dawson Geophysical                                    6,000(b)              465,060
Dril-Quip                                             5,600(b)              276,360
Exterran Holdings                                     7,500(b)              602,550
Grey Wolf                                            96,500(b)              632,075
GulfMark Offshore                                    15,000(b)              729,900
Hercules Offshore                                    10,000(b)              261,100
Hornbeck Offshore Services                           10,000(b)              367,000
ION Geophysical                                      28,000(b)              387,240
Oil States Intl                                      18,200(b)              879,060
Parker Drilling                                      36,714(b)              298,118
W-H Energy Services                                   7,296(b)              538,080
                                                                    ---------------
Total                                                                     6,097,103
-----------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Casey's General Stores                               15,000                 415,500
Longs Drug Stores                                     5,400                 268,218
Performance Food Group                                6,000(b)              180,780
Spartan Stores                                       14,400                 324,432
Winn-Dixie Stores                                    10,000(b)              187,200
                                                                    ---------------
Total                                                                     1,376,130
-----------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Darling Intl                                         58,000(b)              573,620
Flowers Foods                                        30,000                 654,000
Hain Celestial Group                                  8,000(b)              257,040
Imperial Sugar                                       10,000                 261,300
Ralcorp Holdings                                      7,200(b)              401,904
TreeHouse Foods                                      13,000(b)              351,650
                                                                    ---------------
Total                                                                     2,499,514
-----------------------------------------------------------------------------------

GAS UTILITIES (0.9%)
Nicor                                                 9,413                 403,818
Northwest Natural Gas                                10,000                 457,000
Southwest Gas                                        14,400                 407,376
WGL Holdings                                         14,000                 474,460
                                                                    ---------------
Total                                                                     1,742,654
-----------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Align Technology                                      9,500(b)              240,635
Conceptus                                             7,000(b)              132,860
Greatbatch                                           12,000(b)              319,080
Hologic                                              15,286(b)              932,446
Immucor                                              16,000(b)              572,000
Inverness Medical Innovations                         6,000(b)              331,920
Mentor                                                8,400                 386,820
Regeneration Technologies                            25,000(b)              268,000
West Pharmaceutical Services                          5,689                 237,004
ZOLL Medical                                         26,000(b)              673,920
                                                                    ---------------
Total                                                                     4,094,685
-----------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.8%)
Alliance Imaging                                     22,000(b)              199,320
Amedisys                                              9,000(b)              345,780
American Dental Partners                             20,000(b)              560,200
AMERIGROUP                                            7,000(b)              241,360
AmSurg                                                8,000(b)              184,560
Apria Healthcare Group                               11,000(b)              286,110

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
Chemed                                                5,100                $317,016
Emergency Medical Services Cl A                       9,200(b)              278,300
HealthSouth                                          10,000(b)              175,100
HealthSpring                                         18,000(b)              351,000
Healthways                                            4,000(b)              215,880
HMS Holdings                                         16,000(b)              393,760
inVentiv Health                                       8,701(b)              381,278
Magellan Health Services                             20,500(b)              831,890
MedCath                                              17,000(b)              466,820
NightHawk Radiology Holdings                         14,000(b)              343,140
Owens & Minor                                         7,000                 266,630
Psychiatric Solutions                                17,600(b)              691,328
Sun Healthcare Group                                 18,000(b)              300,780
Sunrise Senior Living                                 7,900(b)              279,423
                                                                    ---------------
Total                                                                     7,109,675
-----------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.6%)
Omnicell                                             27,000(b)              770,580
Vital Images                                         14,000(b)              273,280
                                                                    ---------------
Total                                                                     1,043,860
-----------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.6%)
Ambassadors Group                                     5,000                 190,500
Bob Evans Farms                                       9,000                 271,620
Buffalo Wild Wings                                   11,000(b)              414,920
Chipotle Mexican Grill Cl B                           8,000(b)              856,000
Gaylord Entertainment                                 6,000(b)              319,320
IHOP                                                  6,000                 379,980
Jack in the Box                                       6,923(b)              448,887
Life Time Fitness                                     4,000(b)              245,360
Monarch Casino & Resort                              13,000(b)              369,850
Vail Resorts                                         12,300(b)              766,167
WMS Inds                                             16,500(b)              546,150
                                                                    ---------------
Total                                                                     4,808,754
-----------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.8%)
American Greetings Cl A                              27,200                 718,080
Champion Enterprises                                 29,600(b)              325,008
Helen of Troy                                        15,000(b,c)            289,650
Tempur-Pedic Intl                                    23,000                 822,250
Tupperware Brands                                    23,000                 724,270
Universal Electronics                                11,000(b)              357,500
                                                                    ---------------
Total                                                                     3,236,758
-----------------------------------------------------------------------------------

INSURANCE (6.6%)
American Physicians Capital                          12,199                 475,273
Amerisafe                                            41,761(b)              690,727
AmTrust Financial Services                           34,000                 515,780
Argo Group Intl Holdings                             12,452(b,c)            541,787
Aspen Insurance Holdings                             34,800(c)              971,268
Assured Guaranty                                     20,100(c)              546,117
Delphi Financial Group Cl A                          28,425               1,148,938
Horace Mann Educators                                34,378                 677,590
Max Capital Group                                    24,000(c)              672,960
Navigators Group                                     16,200(b)              878,850
Odyssey Re Holdings                                  12,000                 445,320
Phoenix Companies                                    44,600                 629,306
Platinum Underwriters Holdings                       15,000(c)              539,400

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 92 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
INSURANCE (CONT.)
ProAssurance                                          9,500(b)             $511,765
RLI                                                  10,500                 595,560
Safety Insurance Group                               16,645                 598,221
SeaBright Insurance Holdings                         45,000(b)              768,150
Selective Insurance Group                            21,300                 453,264
United America Indemnity Series A                    20,000(b,c)            430,200
Universal American Financial                         15,226(b)              347,305
                                                                    ---------------
Total                                                                    12,437,781
-----------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
FTD Group                                            19,000                 282,720
Priceline.com                                         4,000(b)              355,000
                                                                    ---------------
Total                                                                       637,720
-----------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.1%)
Ariba                                                11,000(b)              118,580
Chordiant Software                                   20,000(b)              277,200
Digital River                                         6,000(b)              268,500
Equinix                                               4,000(b)              354,760
Greenfield Online                                    36,000(b)              549,000
Internap Network Services                            15,400(b)              218,218
j2 Global Communications                              9,000(b)              294,570
LoopNet                                              24,000(b)              492,960
RealNetworks                                         44,000(b)              298,320
SAVVIS                                               12,000(b)              465,360
ValueClick                                           18,000(b)              404,280
Vignette                                              9,000(b)              180,630
                                                                    ---------------
Total                                                                     3,922,378
-----------------------------------------------------------------------------------

IT SERVICES (1.5%)
Ciber                                                63,000(b)              492,030
CSG Systems Intl                                     28,000(b)              595,000
Gartner                                              14,100(b)              344,886
MPS Group                                            30,500(b)              340,075
SAIC                                                 33,000(b)              633,270
Wright Express                                       10,000(b)              364,900
                                                                    ---------------
Total                                                                     2,770,161
-----------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
JAKKS Pacific                                        23,000(b)              614,330
Polaris Inds                                          6,900                 300,978
Sturm, Ruger & Co                                    27,000(b)              483,570
                                                                    ---------------
Total                                                                     1,398,878
-----------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.7%)
Dionex                                                4,000(b)              317,840
Exelixis                                             45,600(b)              482,904
Illumina                                              8,000(b)              415,040
Kendle Intl                                           5,500(b)              228,415
Nektar Therapeutics                                  25,000(b,d)            220,750
PAREXEL Intl                                          8,000(b)              330,160
Varian                                               11,900(b)              756,959
Ventana Medical Systems                               4,000(b)              343,640
                                                                    ---------------
Total                                                                     3,095,708
-----------------------------------------------------------------------------------

MACHINERY (2.4%)
Accuride                                             22,700(b)              274,897
Actuant Cl A                                         10,600                 688,682
Barnes Group                                         10,300                 328,776

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
MACHINERY (CONT.)
Cascade                                               7,500                $488,775
Clarcor                                              13,000                 444,730
Columbus McKinnon                                    15,400(b)              383,306
Robbins & Myers                                       8,700                 498,423
Valmont Inds                                          6,800                 576,980
Wabtec                                               18,200                 681,772
                                                                    ---------------
Total                                                                     4,366,341
-----------------------------------------------------------------------------------

MARINE (0.5%)
American Commercial Lines                             7,000(b)              166,110
Horizon Lines Cl A                                   15,000                 457,950
TBS Intl Series A                                     9,000(b,c)            371,250
                                                                    ---------------
Total                                                                       995,310
-----------------------------------------------------------------------------------

MEDIA (1.4%)
Arbitron                                              6,000                 272,040
Cumulus Media Cl A                                   37,700(b)              385,294
Entravision Communications Cl A                      41,000(b)              378,020
Gemstar-TV Guide Intl                                74,000(b)              515,040
Global Sources                                       16,000(b,c)            354,720
Interactive Data                                     21,000                 592,200
                                                                    ---------------
Total                                                                     2,497,314
-----------------------------------------------------------------------------------

METALS & MINING (0.9%)
Century Aluminum                                      8,000(b)              421,200
Quanex                                                9,000                 422,820
Schnitzer Steel Inds Cl A                             6,000                 439,740
Worthington Inds                                     16,000                 376,960
                                                                    ---------------
Total                                                                     1,660,720
-----------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
Black Hills                                          10,100                 414,302
PNM Resources                                        13,000                 302,640
                                                                    ---------------
Total                                                                       716,942
-----------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.4%)
Alon USA Energy                                      12,000                 405,360
Arena Resources                                       4,700(b)              307,850
Arlington Tankers                                    11,000(c)              270,930
Atlas America                                         6,948                 358,725
Bois d'Arc Energy                                    16,000(b)              306,720
Carrizo Oil & Gas                                     7,000(b)              314,020
Mariner Energy                                       22,800(b)              472,188
Penn Virginia                                        15,200                 668,496
Petrohawk Energy                                     34,000(b)              558,280
PetroQuest Energy                                    25,000(b)              268,250
Rosetta Resources                                    13,000(b)              238,420
USEC                                                 32,000(b)              328,000
                                                                    ---------------
Total                                                                     4,497,239
-----------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Buckeye Technologies                                 30,160(b)              456,622
-----------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
Elizabeth Arden                                      14,000(b)              377,440
Prestige Brands Holdings                             26,000(b)              285,480
                                                                    ---------------
Total                                                                       662,920
-----------------------------------------------------------------------------------

PHARMACEUTICALS (2.4%)
Adams Respiratory Therapeutics                        5,000(b)              192,700
Inspire Pharmaceuticals                              65,000(b)              349,050

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
PHARMACEUTICALS (CONT.)
KV Pharmaceutical Cl A                               18,000(b)             $514,800
Medicines                                            10,000(b)              178,100
Medicis Pharmaceutical Cl A                           7,900                 241,029
MGI PHARMA                                           10,200(b)              283,356
Noven Pharmaceuticals                                19,000(b)              302,670
Obagi Medical Products                               10,000(b)              184,700
Pain Therapeutics                                    19,000(b)              177,650
Perrigo                                              19,400                 414,190
Sciele Pharma                                        21,300(b)              554,226
SuperGen                                             54,000(b)              234,360
Valeant Pharmaceuticals Intl                         14,000(b)              216,720
ViroPharma                                           32,000(b)              284,800
XenoPort                                              5,000(b)              235,250
                                                                    ---------------
Total                                                                     4,363,601
-----------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (5.7%)
Agree Realty                                         13,000                 407,420
Arbor Realty Trust                                   14,800                 279,572
BioMed Realty Trust                                  23,000                 554,300
Capital Trust Cl A                                   10,000                 355,000
Cousins Properties                                   20,000                 587,200
Digital Realty Trust                                  8,000                 315,120
Equity Lifestyle Properties                          10,000                 518,000
Extra Space Storage                                  29,000                 446,310
Gramercy Capital                                     16,000                 402,720
Highwoods Properties                                 13,000                 476,710
Home Properties                                       7,600                 396,568
Lexington Realty Trust                               26,000                 520,260
Nationwide Health Properties                         14,400                 433,872
Natl Retail Properties                               28,000                 682,640
Pennsylvania Real Estate Investment Trust            14,000                 545,160
Post Properties                                       9,000                 348,300
Potlatch                                             13,000                 585,390
PS Business Parks                                     5,700                 324,045
Ramco-Gershenson Properties Trust                    15,000                 468,600
Saul Centers                                          8,000                 412,000
Sunstone Hotel Investors                             26,800                 687,152
Washington Real Estate Investment Trust              15,000                 497,700
Winthrop Realty Trust                                64,000                 430,720
                                                                    ---------------
Total                                                                    10,674,759
-----------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Old Dominion Freight Line                             5,050(b)              121,049
-----------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.0%)
Advanced Energy Inds                                 19,500(b)              294,450
AMIS Holdings                                        47,000(b)              456,370
Amkor Technology                                     27,000(b)              311,040
ANADIGICS                                            19,000(b)              343,520
Applied Micro Circuits                               71,000(b)              224,360
Atheros Communications                                8,393(b)              251,538
Atmel                                                67,200(b)              346,752
Brooks Automation                                    24,000(b)              341,760
Cirrus Logic                                         53,200(b)              340,480
Cymer                                                15,900(b)              610,401
FEI                                                   7,000(b)              220,010

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 93 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Small Cap Advantage Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Kulicke & Soffa Inds                                 21,000(b)             $178,080
Micrel                                               39,000                 421,200
Microsemi                                            13,400(b)              373,592
MKS Instruments                                      14,000(b)              266,280
ON Semiconductor                                     67,100(b)              842,776
PMC-Sierra                                           37,000(b)              310,430
RF Micro Devices                                     79,700(b)              536,381
Silicon Storage Technology                          135,600(b)              436,632
SiRF Technology Holdings                             12,000(b)              256,200
Skyworks Solutions                                   25,000(b)              226,000
Tessera Technologies                                  9,400(b)              352,500
Trident Microsystems                                 16,000(b)              254,240
TriQuint Semiconductor                               42,000(b)              206,220
Varian Semiconductor Equipment Associates             7,900(b)              422,808
Zoran                                                23,000(b)              464,600
                                                                    ---------------
Total                                                                     9,288,620
-----------------------------------------------------------------------------------

SOFTWARE (3.8%)
Actuate                                              77,000(b)              496,650
ANSYS                                                10,644(b)              363,705
Aspen Technology                                     30,583(b)              437,949
Double-Take Software                                 20,000(b)              382,200
EPIQ Systems                                         11,000(b)              207,020
Informatica                                          14,000(b)              219,800
Jack Henry & Associates                              26,391                 682,471
JDA Software Group                                   19,000(b)              392,540
Lawson Software                                      32,000(b)              320,320
Macrovision                                           4,000(b)               98,520
Magma Design Automation                              20,800(b)              292,656
Manhattan Associates                                 12,700(b)              348,107
MICROS Systems                                        6,000(b)              390,420
Nuance Communications                                15,000(b)              289,650
Parametric Technology                                17,000(b)              296,140
Radiant Systems                                      13,000(b)              205,790
SPSS                                                 16,000(b)              658,240
Sybase                                               23,700(b)              548,181
TIBCO Software                                       50,100(b)              370,239
                                                                    ---------------
Total                                                                     7,000,598
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

SPECIALTY RETAIL (2.7%)
Aeropostale                                          15,500(b)             $295,430
Brown Shoe                                           13,000                 252,200
Buckle                                               10,000                 379,400
Collective Brands                                    15,200(b)              335,312
Dress Barn                                           29,000(b)              493,290
Gymboree                                             13,800(b)              486,312
J Crew Group                                         12,000(b)              498,000
Jo-Ann Stores                                        11,000(b)              232,100
Jos A Bank Clothiers                                 13,000(b)              434,460
Men's Wearhouse                                      14,100                 712,332
Midas                                                29,000(b)              547,230
Wet Seal Cl A                                        53,000(b)              205,110
Zale                                                  7,000(b)              161,980
                                                                    ---------------
Total                                                                     5,033,156
-----------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Fossil                                                9,000(b)              336,240
Maidenform Brands                                    16,000(b)              254,080
Movado Group                                         11,400                 363,888
Perry Ellis Intl                                     10,000(b)              277,100
Under Armour Cl A                                     4,000(b)              239,280
Warnaco Group                                         9,376(b)              366,320
Wolverine World Wide                                 21,100                 578,140
                                                                    ---------------
Total                                                                     2,415,048
-----------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.1%)
BankUnited Financial Cl A                            29,963                 465,625
Downey Financial                                      8,690                 502,282
FirstFed Financial                                   15,392(b)              762,674
Ocwen Financial                                      37,800(b)              356,454
                                                                    ---------------
Total                                                                     2,087,035
-----------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                   VALUE(A)

TOBACCO (0.3%)
Alliance One Intl                                    28,500(b)             $186,390
Universal                                             6,000                 293,700
                                                                    ---------------
Total                                                                       480,090
-----------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial Technologies                      20,000                 616,600
TAL Intl Group                                        9,310                 233,402
                                                                    ---------------
Total                                                                       850,002
-----------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Centennial Communications                            36,000(b)              364,320
Syniverse Holdings                                   18,000(b)              286,200
                                                                    ---------------
Total                                                                       650,520
-----------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $177,283,650)                                                   $183,628,594
-----------------------------------------------------------------------------------

MONEY MARKET FUND (1.2%)(e)
                                                  SHARES                     VALUE(A)
RiverSource Short-Term Cash Fund                  2,254,334(g)             $2,254,334
-------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $2,254,334)                                                         $2,254,334
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $179,537,984)(h)                                                  $185,882,928
=====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 3.0% of net assets.

(d)  At Sept. 30, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.1% of net assets. 1.1% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $179,538,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $15,772,000
Unrealized depreciation                                               (9,427,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                           $6,345,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 94 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Small Cap Advantage Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 95 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

RiverSource VP - Small Cap Value Fund
SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (88.7%)
ISSUER                                            SHARES                 VALUE(A)
AEROSPACE & DEFENSE (0.3%)
Ceradyne                                             18,700(b)             $1,416,338
Cubic                                                14,500                   611,465
DynCorp Intl Cl A                                    20,500(b)                473,755
Orbital Sciences                                     27,000(b)                600,480
                                                                      ---------------
Total                                                                       3,102,038
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (--%)
Pacer Intl                                           23,100                   440,055
-------------------------------------------------------------------------------------

AIRLINES (0.8%)
Air France-KLM ADR                                   56,650(c)              2,084,154
Alaska Air Group                                    189,100(b)              4,366,319
Republic Airways Holdings                            36,800(b)                779,056
SkyWest                                              33,400                   840,678
                                                                      ---------------
Total                                                                       8,070,207
-------------------------------------------------------------------------------------

AUTO COMPONENTS (3.1%)
American Axle & Mfg Holdings                        328,300                 8,289,575
ArvinMeritor                                        206,200                 3,468,284
Cooper Tire & Rubber                                 50,700                 1,237,080
Lear                                                260,800(b)              8,371,680
Sauer-Danfoss                                       151,600                 4,044,688
Superior Inds Intl                                  189,400(d)              4,108,086
Visteon                                             174,000(b)                896,100
                                                                      ---------------
Total                                                                      30,415,493
-------------------------------------------------------------------------------------

AUTOMOBILES (--%)
Monaco Coach                                         16,500                   231,495
-------------------------------------------------------------------------------------

BEVERAGES (0.8%)
Central European Distribution                        11,400(b)                546,174
Coca-Cola Bottling Company Consolidated              75,068                 4,526,601
Natl Beverage                                       333,586(d)              2,828,809
                                                                      ---------------
Total                                                                       7,901,584
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Goodman Global                                       29,500(b)                704,460
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)
Apollo Investment                                    38,500                   800,800
Ares Capital                                         52,200                   849,294
Knight Capital Group Cl A                            39,000(b)                466,440
MCG Capital                                         214,000                 3,079,460
Oppenheimer Holdings Cl A                            47,822(c)              1,987,961
Piper Jaffray Companies                               7,100(b)                380,560
Prospect Capital                                     43,203(d)                735,315
SWS Group                                           221,000                 3,909,490
                                                                      ---------------
Total                                                                      12,209,320
-------------------------------------------------------------------------------------

CHEMICALS (1.5%)
CF Inds Holdings                                     36,900                 2,801,079
Olin                                                 67,400                 1,508,412
PolyOne                                             812,600(b)              6,070,122
Sensient Technologies                                 5,600                   161,672

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
CHEMICALS (CONT.)
Spartech                                             63,800                $1,088,428
Stepan                                               42,156                 1,303,042
Terra Inds                                           36,600(b)              1,144,116
WR Grace & Co                                        34,000(b)                913,240
                                                                      ---------------
Total                                                                      14,990,111
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.2%)
Amcore Financial                                     28,500                   710,220
Banco Latinoamericano de Exportaciones Series
 E                                                   23,900(c)                434,502
Bank of Hawaii                                       76,700                 4,053,594
Boston Private Financial Holdings                   126,910                 3,533,174
Capitol Bancorp                                      11,300                   280,579
Chemical Financial                                    7,200                   174,600
Citizens Republic Bancorp                            50,860                   819,355
City Holding                                         12,100                   440,561
Community Bank System                                70,700                 1,380,064
Cullen/Frost Bankers                                 50,310                 2,521,537
First BanCorp                                        22,700(c)                215,650
First Community Bancorp                              70,500                 3,857,055
First Community Bancshares                            5,400                   195,642
First Financial Bancorp                              44,600                   569,988
FirstMerit                                           87,000                 1,719,120
Frontier Financial                                   65,000                 1,516,450
Great Southern Bancorp                               13,800                   342,792
Hanmi Financial                                     222,100                 3,440,329
Independent Bank                                     25,730                   284,317
Irwin Financial                                      18,400                   202,768
Natl Penn Bancshares                                 94,924                 1,552,957
Old Natl Bancorp                                     59,900                   992,543
Pacific Capital Bancorp                              66,600                 1,751,580
Security Bank                                        21,700                   271,684
Simmons First Natl Cl A                              12,500                   329,250
Sterling Bancshares                                  42,900                   489,489
Sterling Financial                                   14,400                   387,504
Susquehanna Bancshares                               51,700                 1,039,170
SVB Financial Group                                   3,300(b)                156,288
Taylor Capital Group                                 20,600                   575,358
Trustmark                                            27,700                   776,708
Umpqua Holdings                                      35,600                   712,356
United Community Banks                               61,700(d)              1,512,884
Westamerica Bancorporation                           74,000                 3,685,940
                                                                      ---------------
Total                                                                      40,926,008
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.2%)
ABM Inds                                             45,700                   913,086
Bowne & Co                                          107,790                 1,795,781
Brink's                                              81,890                 4,576,013
CDI                                                 130,400                 3,635,552
Consolidated Graphics                                54,450(b)              3,418,916
Deluxe                                               37,800                 1,392,552

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
COMMERCIAL SERVICES & SUPPLIES (CONT.)
Ennis                                               238,500                $5,256,540
Exponent                                             62,970(b)              1,579,917
Heidrick & Struggles Intl                             6,200(b)                225,990
IKON Office Solutions                                97,400                 1,251,590
Kelly Services Cl A                                  30,210                   598,460
Knoll                                               130,400                 2,313,296
Mac-Gray                                            343,880(b)              4,429,174
Pike Electric                                        56,930(b)              1,068,007
RSC Holdings                                         18,200(b)                298,480
Schawk                                               48,210                 1,088,100
School Specialty                                     12,700(b)                439,801
Spherion                                            162,200(b)              1,339,772
Viad                                                 42,800                 1,540,800
Waste Inds USA                                        7,900                   226,098
WCA Waste                                           408,748(b)              3,302,684
                                                                      ---------------
Total                                                                      40,690,609
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.1%)
3Com                                              1,131,000(b)              5,587,139
ADTRAN                                               86,400                 1,989,792
Anaren                                               55,400(b)                781,140
ARRIS Group                                          93,100(b)              1,149,785
Bel Fuse Cl A                                        13,570                   518,103
Bel Fuse Cl B                                        78,860                 2,733,288
C-COR                                                75,400(b)                866,346
CommScope                                             4,200(b)                211,008
Dycom Inds                                            9,400(b)                287,922
EMS Technologies                                     21,100(b)                517,583
Ituran Location & Control                           125,304(c)              1,509,913
Oplink Communications                                98,200(b)              1,341,412
Sycamore Networks                                    19,000(b)                 77,330
UTStarcom                                           885,300(b,d)            3,240,198
                                                                      ---------------
Total                                                                      20,810,959
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.2%)
Brocade Communications Systems                      130,400(b)              1,116,224
Diebold                                             144,200                 6,549,564
Hutchinson Technology                               142,500(b)              3,505,500
Immersion                                            48,600(b)                796,068
                                                                      ---------------
Total                                                                      11,967,356
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.7%)
EMCOR Group                                          49,500(b)              1,552,320
Insituform Technologies Cl A                        232,400(b)              3,539,452
Perini                                               28,200(b)              1,577,226
                                                                      ---------------
Total                                                                       6,668,998
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
Advanta Cl B                                        135,557                 3,716,973
Cash America Intl                                   117,426                 4,415,218
                                                                      ---------------
Total                                                                       8,132,191
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.1%)
AptarGroup                                          289,480                10,962,608
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 96 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

DISTRIBUTORS (0.3%)
Audiovox Cl A                                       252,168(b)             $2,594,809
Building Materials Holding                           33,500(d)                354,430
                                                                      ---------------
Total                                                                       2,949,239
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.7%)
Coinmach Service Cl A                                84,350                 1,011,357
Coinmach Service Unit                                86,260(g)              1,595,810
Regis                                               125,770                 4,013,320
                                                                      ---------------
Total                                                                       6,620,487
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
Asta Funding                                         59,690                 2,287,321
Financial Federal                                    41,600                 1,165,216
Interactive Brokers Group Cl A                       15,900(b)                417,534
Medallion Financial                                 303,978                 3,310,320
                                                                      ---------------
Total                                                                       7,180,391
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
Alaska Communications Systems Group                 111,200                 1,606,840
Atlantic Tele-Network                                24,974                   907,805
SureWest Communications                              45,640                 1,141,456
                                                                      ---------------
Total                                                                       3,656,101
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.0%)
Allete                                               32,880                 1,471,709
El Paso Electric                                     70,300(b)              1,626,039
Idacorp                                             225,300                 7,376,322
MGE Energy                                           19,200                   642,048
Portland General Electric                           243,470                 6,768,466
Westar Energy                                        73,800                 1,812,528
                                                                      ---------------
Total                                                                      19,697,112
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.3%)
Belden                                              185,500                 8,701,805
Chase                                                20,620                   383,532
Encore Wire                                          58,400                 1,467,592
GrafTech Intl                                       110,700(b)              1,974,888
LSI Inds                                            146,300                 3,002,076
Regal-Beloit                                        146,200                 7,001,518
                                                                      ---------------
Total                                                                      22,531,411
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
Anixter Intl                                         20,700(b)              1,706,715
Ingram Micro Cl A                                    99,770(b)              1,956,490
Insight Enterprises                                  73,730(b)              1,902,971
Littelfuse                                          175,000(b)              6,245,750
Mercury Computer Systems                            215,000(b)              2,210,200
Methode Electronics                                  12,600                   189,630
Park Electrochemical                                 63,500                 2,132,330
Plexus                                              371,500(b)             10,179,100
ScanSource                                           10,900(b)                306,399
SYNNEX                                               12,300(b)                252,888
Tech Data                                            73,700(b)              2,956,844
Technitrol                                          140,118                 3,776,180
Vishay Intertechnology                              379,300(b)              4,942,279
                                                                      ---------------
Total                                                                      38,757,776
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

ENERGY EQUIPMENT & SERVICES (1.5%)
Bristow Group                                        76,900(b)             $3,361,299
CHC Helicopter Cl A                                  77,540(c)              1,957,885
Gulf Island Fabrication                             136,567                 5,242,807
GulfMark Offshore                                     6,300(b)                306,558
Lufkin Inds                                           7,950                   437,409
Oil States Intl                                      44,000(b)              2,125,200
Trico Marine Services                                32,300(b)                962,540
                                                                      ---------------
Total                                                                      14,393,698
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.9%)
Casey's General Stores                              458,850                12,710,145
Ingles Markets Cl A                                  45,800                 1,312,628
Performance Food Group                              140,280(b)              4,226,636
Ruddick                                             153,400                 5,145,036
Village Super Market Cl A                            94,350                 4,906,200
Winn-Dixie Stores                                    13,600(b)                254,592
                                                                      ---------------
Total                                                                      28,555,237
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.1%)
American Dairy                                      115,332(b,d)            2,250,127
Flowers Foods                                        46,100                 1,004,980
Hain Celestial Group                                  9,500(b)                305,235
HQ Sustainable Maritime Inds                         87,870(b)                869,913
Imperial Sugar                                       39,100(d)              1,021,683
Industrias Bachoco ADR                              194,908(c)              5,905,712
J&J Snack Foods                                      89,680                 3,122,658
Lancaster Colony                                     51,956                 1,983,161
Maui Land & Pineapple                                42,360(b)              1,289,438
Sanderson Farms                                      13,000                   541,710
Zapata                                              331,480(b)              2,386,656
                                                                      ---------------
Total                                                                      20,681,273
-------------------------------------------------------------------------------------

GAS UTILITIES (0.8%)
New Jersey Resources                                 20,600                 1,021,554
Northwest Natural Gas                                52,400                 2,394,680
Piedmont Natural Gas                                 43,000                 1,078,870
South Jersey Inds                                   103,100                 3,587,880
WGL Holdings                                          5,600                   189,784
                                                                      ---------------
Total                                                                       8,272,768
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Conmed                                               37,200(b)              1,041,228
Cooper Companies                                     59,900                 3,139,958
Greatbatch                                           13,600(b)                361,624
Mentor                                              102,200                 4,706,310
Meridian Bioscience                                 156,700                 4,751,144
STERIS                                              128,700                 3,517,371
                                                                      ---------------
Total                                                                      17,517,635
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.0%)
AMERIGROUP                                           38,300(b)              1,320,584
Apria Healthcare Group                               61,500(b)              1,599,615
MedCath                                              18,200(b)                499,772
Owens & Minor                                       167,350                 6,374,362
Sunrise Senior Living                                 5,300(b)                187,461
                                                                      ---------------
Total                                                                       9,981,794
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.0%)
Benihana                                             53,185(b)                911,059
Benihana Cl A                                       140,780(b)              2,436,902

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Bob Evans Farms                                     127,700                $3,853,986
Canterbury Park Holding                              61,460                   749,812
CBRL Group                                          163,320                 6,663,456
Centerplate Unit                                     66,260(d,g)            1,144,310
Frisch's Restaurants                                 76,054                 2,201,763
Intl Speedway Cl A                                   24,150                 1,107,519
Jack in the Box                                       6,400(b)                414,976
Lodgian                                             149,300(b)              1,761,740
Morgans Hotel Group                                  86,376(b)              1,878,678
Nathan's Famous                                      19,422(b)                320,463
Ruby Tuesday                                         51,300                   940,842
Speedway Motorsports                                132,810                 4,913,970
                                                                      ---------------
Total                                                                      29,299,476
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.1%)
American Greetings Cl A                              58,100                 1,533,840
Avatar Holdings                                      16,800(b,d)              838,824
Champion Enterprises                                517,100(b)              5,677,758
Helen of Troy                                       161,900(b,c)            3,126,289
                                                                      ---------------
Total                                                                      11,176,711
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (--%)
Sequa Cl A                                            2,300(b)                381,294
-------------------------------------------------------------------------------------

INSURANCE (5.1%)
American Equity Investment Life Holding             275,000                 2,928,750
American Natl Insurance                              35,700                 4,696,335
American Physicians Capital                          34,950                 1,361,652
Amerisafe                                            29,600(b)                489,584
Aspen Insurance Holdings                             34,000(c)                948,940
Assured Guaranty                                    155,100(c)              4,214,067
Delphi Financial Group Cl A                          21,000                   848,820
Hilb Rogal & Hobbs                                  109,390                 4,739,869
IPC Holdings                                        205,000(c)              5,914,250
Max Capital Group                                   153,400(c)              4,301,336
Odyssey Re Holdings                                  44,700                 1,658,817
Phoenix Companies                                   129,100                 1,821,601
Platinum Underwriters Holdings                       99,600(c)              3,581,616
Presidential Life                                    11,700                   198,432
Quanta Capital Holdings                             689,300(b,c)            1,861,110
RLI                                                  30,400                 1,724,288
Safety Insurance Group                                5,600                   201,264
SeaBright Insurance Holdings                         20,800(b)                355,056
Stewart Information Services                        125,300                 4,294,031
United America Indemnity Series A                    53,600(b,c)            1,152,936
United Fire & Casualty                                4,700                   183,723
Universal American Financial                         14,200(b)                323,902
Zenith Natl Insurance                                41,100                 1,844,979
                                                                      ---------------
Total                                                                      49,645,358
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 97 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

INTERNET & CATALOG RETAIL (0.2%)
FTD Group                                            34,300                  $510,384
Systemax                                             54,900(d)              1,122,156
ValueVision Media Cl A                              107,300(b)                795,093
                                                                      ---------------
Total                                                                       2,427,633
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.3%)
Interwoven                                           87,100(b)              1,239,433
RealNetworks                                         77,200(b)                523,416
Vignette                                             71,800(b)              1,441,026
                                                                      ---------------
Total                                                                       3,203,875
-------------------------------------------------------------------------------------

IT SERVICES (1.3%)
Cass Information Systems                             41,937                 1,500,086
Ciber                                               177,100(b)              1,383,151
Computer Services                                    20,640                   811,152
MAXIMUS                                             174,000                 7,582,920
MPS Group                                            70,100(b)                781,615
Sykes Enterprises                                    57,900(b)                961,719
                                                                      ---------------
Total                                                                      13,020,643
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat                                           21,900                   358,284
Brunswick                                           208,900                 4,775,454
Head                                                139,000(b,c)              505,960
JAKKS Pacific                                        26,200(b)                699,802
MarineMax                                           183,600(b)              2,673,216
Nautilus                                             22,100                   176,137
Polaris Inds                                         19,600                   854,952
                                                                      ---------------
Total                                                                      10,043,805
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
Cambrex                                             140,760                 1,532,876
-------------------------------------------------------------------------------------

MACHINERY (5.1%)
Albany Intl Cl A                                     93,380                 3,500,816
Cascade                                               8,200                   534,394
Columbus McKinnon                                    11,300(b)                281,257
Federal Signal                                       45,900                   705,024
Flowserve                                           104,800                 7,983,664
Harsco                                              119,400                 7,076,838
Kadant                                               39,200(b)              1,097,600
Kaydon                                              173,700                 9,030,663
Lincoln Electric Holdings                            70,500                 5,471,505
Terex                                               124,000(b)             11,038,481
Toro                                                 49,400                 2,906,202
Wabash Natl                                          13,900                   156,931
                                                                      ---------------
Total                                                                      49,783,375
-------------------------------------------------------------------------------------

MARINE (1.4%)
Diana Shipping                                      125,100(c)              3,565,350
Genco Shipping & Trading                             61,700                 4,043,201
Horizon Lines Cl A                                   20,700                   631,971
Kirby                                               135,900(b)              5,998,626
                                                                      ---------------
Total                                                                      14,239,148
-------------------------------------------------------------------------------------

MEDIA (1.2%)
Belo Cl A                                            78,700                 1,366,232
Interactive Data                                      6,900                   194,580
Journal Communications Cl A                          25,100                   237,948
Lakes Entertainment                                  16,800(b)                160,104

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
MEDIA (CONT.)
LIN TV Cl A                                          35,600(b)               $463,156
Marvel Entertainment                                 17,900(b)                419,576
Media General Cl A                                    8,000                   220,080
Meredith                                             81,450                 4,667,085
Sinclair Broadcast Group Cl A                        84,700                 1,019,788
Valassis Communications                             389,800(b)              3,477,016
                                                                      ---------------
Total                                                                      12,225,565
-------------------------------------------------------------------------------------

METALS & MINING (1.8%)
Century Aluminum                                    114,800(b)              6,044,220
Cleveland-Cliffs                                     16,400                 1,442,708
Quanex                                               16,800                   789,264
Ryerson                                              69,100                 2,331,434
Steel Dynamics                                       29,000                 1,354,300
Stillwater Mining                                   595,000(b)              6,122,550
                                                                      ---------------
Total                                                                      18,084,476
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Big Lots                                             46,100(b)              1,375,624
Dillard's Cl A                                      193,700                 4,228,471
Fred's Cl A                                          78,420                   825,763
                                                                      ---------------
Total                                                                       6,429,858
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Avista                                              375,200                 7,635,320
CH Energy Group                                      24,900                 1,190,220
PNM Resources                                        13,800                   321,264
                                                                      ---------------
Total                                                                       9,146,804
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.1%)
Barnwell Inds                                        32,867                   548,222
Berry Petroleum Cl A                                149,700                 5,926,623
Callon Petroleum                                     48,800(b)                679,296
Eastern American Natural Gas                         63,100                 1,684,770
Encore Acquisition                                  260,900(b)              8,257,485
Energy Partners                                     138,860(b)              2,038,465
Evolution Petroleum                                 340,933(b)              1,022,799
EXCO Resources                                      220,900(b)              3,653,686
HKN                                                  75,610(b)                699,393
Holly                                                 5,600                   335,048
Knightsbridge Tankers                                 6,800(c)                182,920
Kodiak Oil & Gas                                    125,390(b)                413,787
Mariner Energy                                       76,300(b)              1,580,173
Petrohawk Energy                                     12,900(b)                211,818
Petroleum Development                                42,950(b)              1,904,833
Rosetta Resources                                    31,000(b)                568,540
Ship Finance Intl                                    75,800(c)              1,991,266
Stone Energy                                        224,500(b)              8,982,244
Swift Energy                                         30,230(b)              1,237,012
Tsakos Energy Navigation                             54,600(c)              3,844,386
USEC                                                284,700(b)              2,918,175
Western Refining                                     28,000                 1,136,240
                                                                      ---------------
Total                                                                      49,817,181
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Domtar                                              655,400(b,c)            5,374,280
Glatfelter                                          170,910                 2,536,304
Mercer Intl                                          64,900(b)                613,305
                                                                      ---------------
Total                                                                       8,523,889
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

PERSONAL PRODUCTS (0.1%)
NBTY                                                 28,500(b)             $1,157,100
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Pain Therapeutics                                   182,670(b)              1,707,965
Par Pharmaceutical Companies                         26,100(b)                484,416
Salix Pharmaceuticals                                20,400(b)                253,368
Sciele Pharma                                        52,600(b)              1,368,652
ViroPharma                                           96,700(b)                860,630
                                                                      ---------------
Total                                                                       4,675,031
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.8%)
Anthracite Capital                                   26,500                   241,150
Ashford Hospitality Trust                           174,100                 1,749,705
Associated Estates Realty                           190,400                 2,482,816
Deerfield Triarc Capital                             83,000                   751,150
Equity Inns                                          86,400                 1,950,912
Extra Space Storage                                 111,000                 1,708,290
FelCor Lodging Trust                                 39,900                   795,207
Franklin Street Properties                           42,600                   734,850
Inland Real Estate                                   83,500                 1,293,415
Investors Real Estate Trust                          52,600(d)                568,080
Kite Realty Group Trust                              11,500                   216,200
Maguire Properties                                   59,000                 1,523,970
MFA Mtge Investments                                499,200                 4,018,560
Nationwide Health Properties                         49,100                 1,479,383
Natl Retail Properties                               55,800                 1,360,404
Omega Healthcare Investors                           20,600                   319,918
Parkway Properties                                   67,900                 2,997,106
Post Properties                                       4,800                   185,760
Ramco-Gershenson Properties Trust                    46,100                 1,440,164
Realty Income                                        25,000                   698,750
Resource Capital                                     44,400                   499,944
Strategic Hotels & Resorts                           15,000                   308,850
                                                                      ---------------
Total                                                                      27,324,584
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.7%)
FirstService                                         66,560(b,c)            2,068,685
Gyrodyne Company of America                          20,187                   999,055
MI Developments Cl A                                113,000(c)              3,741,429
                                                                      ---------------
Total                                                                       6,809,169
-------------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Amerco                                               63,660(b,d)            4,039,863
Covenant Transportation Group Cl A                   88,300(b)                596,025
Marten Transport                                    136,370(b)              2,101,462
Saia                                                 31,600(b)                522,348
                                                                      ---------------
Total                                                                       7,259,698
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Advanced Energy Inds                                 57,000(b)                860,700
ATMI                                                  7,300(b)                217,175
Axcelis Technologies                                625,000(b)              3,193,750
Brooks Automation                                   359,800(b)              5,123,552
Cohu                                                 88,112                 1,652,100

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 98 RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

RiverSource VP - Small Cap Value Fund

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Cymer                                                18,800(b)               $721,732
Exar                                                 34,500(b)                450,570
Integrated Silicon Solution                         182,800(b)              1,151,640
Mattson Technology                                   18,300(b)                158,295
MKS Instruments                                      50,100(b)                952,902
ON Semiconductor                                     49,400(b)                620,464
Pericom Semiconductor                                58,700(b)                687,964
Semiconductor Mfg Intl ADR                          985,400(b,c)            5,902,546
Spansion Cl A                                       461,800(b)              3,902,210
TriQuint Semiconductor                              830,587(b)              4,078,182
                                                                      ---------------
Total                                                                      29,673,782
-------------------------------------------------------------------------------------

SOFTWARE (1.6%)
Blackbaud                                           211,500                 5,338,260
Manhattan Associates                                 44,300(b)              1,214,263
Mentor Graphics                                     467,700(b)              7,062,270
THQ                                                   9,800(b)                244,804
TIBCO Software                                      210,900(b)              1,558,551
                                                                      ---------------
Total                                                                      15,418,148
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.0%)
Aaron Rents                                          95,200                 2,122,960
Asbury Automotive Group                             172,400                 3,415,244
Barnes & Noble                                      133,130                 4,694,164
Books-A-Million                                      23,700                   313,551
Dress Barn                                           72,000(b)              1,224,720
Jo-Ann Stores                                        27,900(b)                588,690
Men's Wearhouse                                     209,350                10,576,362
Rent-A-Center                                        57,740(b)              1,046,826
Stage Stores                                        134,800                 2,457,404
Tractor Supply                                       34,750(b)              1,601,628
TravelCenters of America LLC                        229,280(b)              7,474,528
Tween Brands                                        117,410(b)              3,855,744
                                                                      ---------------
Total                                                                      39,371,821
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

TEXTILES, APPAREL & LUXURY GOODS (2.5%)
Cherokee                                             61,700                $2,366,812
Fossil                                               36,400(b)              1,359,904
Hampshire Group                                     107,320(b)              1,644,679
Lazare Kaplan Intl                                  111,990(b)                829,846
Maidenform Brands                                    35,400(b)                562,152
Movado Group                                        167,300                 5,340,216
Perry Ellis Intl                                     50,900(b)              1,410,439
UniFirst                                             53,020                 1,986,129
Warnaco Group                                        11,000(b)                429,770
Wolverine World Wide                                312,800                 8,570,720
                                                                      ---------------
Total                                                                      24,500,667
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.6%)
Bank Mutual                                          21,800                   257,022
BankUnited Financial Cl A                            26,000                   404,040
Corus Bankshares                                     46,100(d)                600,222
First Niagara Financial Group                        17,700                   250,455
FirstFed Financial                                    9,600(b)                475,680
Flagstar Bancorp                                     33,825                   329,117
Imperial Capital Bancorp                             15,300                   432,225
KNBT Bancorp                                         59,200                   979,168
Ocwen Financial                                      65,600(b)                618,608
PFF Bancorp                                          33,300                   510,822
WSFS Financial                                       16,900                 1,054,560
                                                                      ---------------
Total                                                                       5,911,919
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Universal                                            19,300                   944,735
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Applied Industrial Technologies                      14,300                   440,869
Houston Wire & Cable                                 22,900                   414,719
Watsco                                               12,900                   598,947
                                                                      ---------------
Total                                                                       1,454,535
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

WATER UTILITIES (0.2%)
SJW                                                  72,000(d)             $2,458,080
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (--%)
USA Mobility                                         25,300(b)                426,811
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $850,766,615)                                                     $875,386,461
-------------------------------------------------------------------------------------

OTHER (--%)
ISSUER                                            SHARES                     VALUE(A)
Air France-KLM ADR Warrants                          51,500(b,c,f)           $319,300
-------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                                  $319,300
-------------------------------------------------------------------------------------

MONEY MARKET FUND (13.8%)(e)
                                                  SHARES                   VALUE(A)
RiverSource Short-Term Cash Fund                135,999,317(h)         $135,999,317
-----------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $135,999,317)                                                   $135,999,317
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $986,765,932)(i)                                              $1,011,705,078
===================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 6.8% of net assets.

(d)  At Sept. 30, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 1.6% of net assets. 12.2% of net assets is the Fund's cash equivalent position.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                ACQUISITION
SECURITY                                                           DATES            COST
----------------------------------------------------------------------------------------
Air France-KLM ADR
   Warrants                                                      05-05-04           $--

(g)  An Income Deposit Security (IDS) also known as an enhanced income security
     (EIS), is an exchange-traded security composed of both an issuer's common shares and its subordinated notes. The holder of the IDS may receive dividends from the common stock and interest income from the debt instrument.

(h) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

--------------------------------------------------------------------------------

 99 RIVERSOURCE VARIABLE PORTFOLIO FUNDS  -- PORTFOLIO HOLDINGS AT SEPT. 30,
2007

RiverSource VP - Small Cap Value Fund

(i) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $986,766,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $83,152,000
Unrealized depreciation                                              (58,213,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $24,939,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 100 RIVERSOURCE VARIABLE PORTFOLIO FUNDS  -- PORTFOLIO HOLDINGS AT SEPT. 30,
2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Variable Portfolio Investment Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date November 29, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date November 29, 2007